UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	August 31, 2013
Date of reporting period:	November 30, 2012

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
November 30, 2012 (unaudited)

COMMON STOCKS - 99.62%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 1.70%				Holding Companies - Diversified - 1.54%
Philip Morris International Inc	1,039	$93		Leucadia National Corp	3,800		$84
Banks - 4.10%				Insurance - 9.89%
US Bancorp	1,101	35		Aon PLC	970		55
Wells Fargo & Co	5,723	189		Berkshire Hathaway Inc - Class B (a)	3,046		268
		$224		Brown & Brown Inc	1,146		31
				Loews Corp	2,720		111
Beverages - 8.96%				Markel Corp (a)	80		39
Anheuser-Busch InBev NV ADR	1,113	98		Progressive Corp/The	1,752		37
Coca-Cola Co/The	2,559	97					$541
Diageo PLC ADR	997	119
PepsiCo Inc	979	69		Internet - 5.30%
Pernod-Ricard SA ADR	4,680	107		Google Inc (a)	285		199
		$490		Liberty Interactive Corp (a)	2,726		53
				Liberty Ventures (a)	184		11
Building Materials - 0.81%				VeriSign Inc (a)	808		27
Martin Marietta Materials Inc	484	44					$290
				Lodging - 0.91%
Chemicals - 3.13%				Wynn Resorts Ltd	447		50
Airgas Inc	407	36
Praxair Inc	1,259	135
		$171		Media - 0.84%
				Discovery Communications Inc - C Shares (a)	820		46
Commercial Services - 4.13%
ADT Corp/The	677	31
Mastercard Inc	270	132		Oil & Gas - 2.65%
Moody's Corp	1,287	63		EOG Resources Inc	239		28
		$226		Exxon Mobil Corp	1,322		117
							$145
Computers - 4.97%
Apple Inc	262	153		Pharmaceuticals - 1.52%
International Business Machines Corp	624	119		Johnson & Johnson	1,192		83
		$272
Cosmetics & Personal Care - 0.44%				Pipelines - 4.08%
Colgate-Palmolive Co	223	24		Kinder Morgan Inc/Delaware	4,620		156
				Kinder Morgan Inc/Delaware - Warrants (a)	1,000		4
				Williams Cos Inc/The	1,931		63
Distribution & Wholesale - 1.77%							$223
Fastenal Co	1,153	48
WW Grainger Inc	252	49		Real Estate - 3.91%
		$97		Brookfield Asset Management Inc	5,227		182
				CBRE Group Inc (a)	1,710		32
Diversified Financial Services - 7.74%							$214
American Express Co	1,852	103
BlackRock Inc	582	115		Retail - 11.38%
Charles Schwab Corp/The	4,592	60		AutoZone Inc (a)	116		44
LPL Financial Holdings Inc	1,030	29		Burger King Worldwide Inc	2,610		45
Visa Inc	772	116		CarMax Inc (a)	2,076		75
		$423		McDonald's Corp	1,829		159
				O'Reilly Automotive Inc (a)	458		43
Electronics - 1.83%				Starbucks Corp	3,274		170
Gentex Corp/MI	2,195	39		TJX Cos Inc	538		24
Sensata Technologies Holding NV (a)	1,067	33		Wal-Mart Stores Inc	593		43
Tyco International Ltd	1,004	28		Yum! Brands Inc	280		19
		$100					$622
Food - 7.99%				Semiconductors - 0.59%
Mondelez International Inc	1,327	34		Microchip Technology Inc	1,061		32
Nestle SA ADR	3,480	228
Unilever NV - NY shares	4,618	175
		$437		Software - 5.23%
				Microsoft Corp	5,259		140
Healthcare - Products - 1.70%				Oracle Corp	4,552		146
Becton Dickinson and Co	490	38					$286
CR Bard Inc	224	22
IDEXX Laboratories Inc (a)	353	33		Telecommunications - 0.88%
		$93		Motorola Solutions Inc	888		48
Healthcare - Services - 0.84%
Laboratory Corp of America Holdings (a)	542	46

See accompanying notes.

Schedule of Investments Blue Chip Fund November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Transportation - 0.79%
Expeditors International of Washington Inc	1,136	$43

TOTAL COMMON STOCKS		$5,447
Total Investments		$5,447
Other Assets in Excess of Liabilities, Net - 0.38%		$21
TOTAL NET ASSETS - 100.00%		$5,468

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.28%
Financial		25.63%
Consumer, Cyclical		14.08%
Technology		10.79%
Communications		7.02%
Energy		6.74%
Industrial		3.42%
Basic Materials		3.13%
Diversified		1.53%
Other Assets in Excess of Liabilities, Net		0.38%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS- 32.46%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Advertising - 0.02%				Airlines (continued)
Omnicom Group Inc				UAL 2009-2A Pass Through Trust
4.45%, 08/15/2020	$372	$414		9.75%, 01/15/2017	$592		$683
							$1,630
Aerospace & Defense - 0.36%				Automobile Asset Backed Securities - 0.15%
Boeing Co/The				Ally Auto Receivables Trust
3.75%, 11/20/2016	149	165		0.79%, 09/15/2015	800		802
5.88%, 02/15/2040	446	617		AmeriCredit Automobile Receivables Trust
7.95%, 08/15/2024	400	600		2011-3
Exelis Inc				1.17%, 01/08/2016	400		402
4.25%, 10/01/2016	372	389		Ford Credit Auto Owner Trust
L-3 Communications Corp				1.15%, 06/15/2017	500		507
4.95%, 02/15/2021	223	253		1.35%, 12/15/2016(a)	371		377
Lockheed Martin Corp				Santander Drive Auto Receivables Trust 2012-4
3.35%, 09/15/2021	298	318
5.50%, 11/15/2039	52	63		1.04%, 08/15/2016	400		403
5.72%, 06/01/2040	75	97					$2,491
Northrop Grumman Corp
3.50%, 03/15/2021	223	242		Automobile Manufacturers - 0.05%
Raytheon Co				Daimler Finance North America LLC
3.13%, 10/15/2020	223	239		8.50%, 01/18/2031	298		467
4.88%, 10/15/2040	446	523		Ford Motor Co
United Technologies Corp				7.45%, 07/16/2031	300		377
1.20%, 06/01/2015	300	305					$844
3.10%, 06/01/2022	200	215		Automobile Parts & Equipment - 0.05%
4.50%, 04/15/2020	216	256		Johnson Controls Inc
4.50%, 06/01/2042	500	569		3.75%, 12/01/2021	223		239
4.88%, 05/01/2015	500	550		5.00%, 03/30/2020	186		214
5.38%, 12/15/2017	298	360		5.25%, 12/01/2041	372		429
5.70%, 04/15/2040	149	199					$882
6.13%, 07/15/2038	52	71
		$6,031		Banks- 4.92%
				Abbey National Treasury Services
Agriculture - 0.34%				PLC/London
Altria Group Inc				2.88%, 04/25/2014	149		152
4.13%, 09/11/2015	104	113		American Express Centurion Bank
4.75%, 05/05/2021	372	424		0.88%, 11/13/2015	300		300
9.25%, 08/06/2019	558	777		Bank of America Corp
9.70%, 11/10/2018	223	315		1.50%, 10/09/2015	300		301
9.95%, 11/10/2038	220	364		3.63%, 03/17/2016	520		552
10.20%, 02/06/2039	30	51		3.70%, 09/01/2015	385		407
Archer-Daniels-Midland Co				4.50%, 04/01/2015	485		518
4.48%, 03/01/2021(a)	372	428
				4.75%, 08/01/2015	75		81
5.38%, 09/15/2035	149	180		5.42%, 03/15/2017	50		55
Bunge Ltd Finance Corp				5.63%, 07/01/2020	520		614
4.10%, 03/15/2016	223	240		5.65%, 05/01/2018	745		863
Lorillard Tobacco Co				5.70%, 01/24/2022	520		633
8.13%, 06/23/2019	104	133		5.88%, 02/07/2042	372		470
8.13%, 05/01/2040	75	101		6.00%, 09/01/2017	775		902
Philip Morris International Inc				6.50%, 08/01/2016	260		302
1.13%, 08/21/2017	200	200		7.38%, 05/15/2014	300		326
2.50%, 05/16/2016	372	393		7.63%, 06/01/2019	300		384
2.90%, 11/15/2021	149	155		Bank of Montreal
4.38%, 11/15/2041	149	161		2.50%, 01/11/2017	372		392
4.50%, 03/26/2020	379	446		Bank of New York Mellon Corp/The
5.65%, 05/16/2018	75	92		0.70%, 10/23/2015	200		200
6.88%, 03/17/2014	780	844		1.20%, 02/20/2015	520		526
Reynolds American Inc				3.55%, 09/23/2021	149		163
7.63%, 06/01/2016	260	312		5.50%, 12/01/2017	93		109
		$5,729		Bank of Nova Scotia
Airlines - 0.10%				1.85%, 01/12/2015	149		153
American Airlines 2011-1 Class A Pass				2.38%, 12/17/2013	149		152
Through Trust				2.90%, 03/29/2016	298		317
5.25%, 07/31/2022(b)	474	498		Barclays Bank PLC
Continental Airlines 2010-A				2.38%, 01/13/2014	446		453
4.75%, 01/12/2021	142	154		2.75%, 02/23/2015	372		385
Delta Air Lines 2007-1 Class A Pass Through				5.00%, 09/22/2016	160		180
Trust				5.13%, 01/08/2020	100		114
6.82%, 08/10/2022	264	295		5.14%, 10/14/2020	498		520
				6.75%, 05/22/2019	300		365

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)

Banks (continued)				Banks (continued)
BB&T Corp				Goldman Sachs Group Inc/The	(continued)
1.60%, 08/15/2017	$400	$406		5.63%, 01/15/2017		$818	$896
3.95%, 04/29/2016	86	94		5.75%, 01/24/2022		372	442
5.20%, 12/23/2015	75	84		6.00%, 05/01/2014		298	318
6.85%, 04/30/2019	52	66		6.13%, 02/15/2033		38	44
BBVA US Senior SAU				6.15%, 04/01/2018		929	1,085
4.66%, 10/09/2015	300	305		6.25%, 02/01/2041		372	452
BNP Paribas SA				6.45%, 05/01/2036		149	160
3.25%, 03/11/2015	743	775		6.75%, 10/01/2037		357	397
5.00%, 01/15/2021	223	249		HSBC Bank USA NA
Canadian Imperial Bank of				4.88%, 08/24/2020		250	279
Commerce/Canada				HSBC Bank USA NA/New York NY
2.35%, 12/11/2015	349	364		4.63%, 04/01/2014		743	778
Capital One Financial Corp				5.88%, 11/01/2034		250	292
2.15%, 03/23/2015	446	456		HSBC Holdings PLC
5.50%, 06/01/2015	149	165		4.00%, 03/30/2022		372	409
6.75%, 09/15/2017	223	275		5.10%, 04/05/2021		372	442
China Development Bank Corp				6.10%, 01/14/2042		446	596
5.00%, 10/15/2015	100	110		6.50%, 05/02/2036		60	73
Citigroup Inc				6.50%, 09/15/2037		350	427
2.65%, 03/02/2015	372	383		HSBC USA Inc
3.95%, 06/15/2016	743	801		2.38%, 02/13/2015		372	383
4.45%, 01/10/2017	446	495		JP Morgan Chase & Co
4.50%, 01/14/2022	446	502		1.88%, 03/20/2015		372	378
4.59%, 12/15/2015	223	244		2.05%, 01/24/2014		149	151
5.00%, 09/15/2014	743	782		2.60%, 01/15/2016		743	773
5.88%, 01/30/2042	372	464		3.45%, 03/01/2016		223	238
6.00%, 10/31/2033	145	156		3.70%, 01/20/2015		595	627
6.01%, 01/15/2015	75	82		4.40%, 07/22/2020		468	524
6.13%, 11/21/2017	372	442		4.50%, 01/24/2022		743	841
6.13%, 05/15/2018	372	445		4.63%, 05/10/2021		743	850
6.13%, 08/25/2036	200	221		4.65%, 06/01/2014		966	1,020
6.38%, 08/12/2014	788	854		4.95%, 03/25/2020		168	194
6.63%, 06/15/2032	38	44		5.13%, 09/15/2014		260	277
6.88%, 03/05/2038	75	100		5.25%, 05/01/2015		257	280
8.13%, 07/15/2039	372	562		5.40%, 01/06/2042		298	361
8.50%, 05/22/2019	372	498		5.60%, 07/15/2041		446	555
Commonwealth Bank of Australia/New York				6.30%, 04/23/2019		446	551
NY				6.40%, 05/15/2038		75	101
1.25%, 09/18/2015	500	505		JP Morgan Chase Bank NA
Cooperatieve Centrale Raiffeisen-				6.00%, 10/01/2017		410	486
Boerenleenbank BA/Netherlands				KeyBank NA/Cleveland OH
3.38%, 01/19/2017	372	400		5.80%, 07/01/2014		750	805
3.88%, 02/08/2022	372	404		KeyCorp
4.50%, 01/11/2021	149	169		3.75%, 08/13/2015		231	248
Credit Suisse/New York NY				5.10%, 03/24/2021		298	350
2.20%, 01/14/2014	250	254		KFW
3.50%, 03/23/2015	300	317		0.63%, 04/24/2015		1,115	1,122
5.40%, 01/14/2020	300	337		1.25%, 02/15/2017		743	760
5.50%, 05/01/2014	491	523		1.38%, 01/13/2014		595	602
Deutsche Bank AG/London				2.63%, 03/03/2015		743	779
3.45%, 03/30/2015	227	240		2.63%, 02/16/2016		443	472
3.88%, 08/18/2014	743	782		2.63%, 02/16/2016		300	319
6.00%, 09/01/2017	416	501		2.63%, 01/25/2022		743	795
Discover Bank/Greenwood DE				2.75%, 10/21/2014		409	427
7.00%, 04/15/2020	100	125		2.75%, 09/08/2020		372	405
Export-Import Bank of Korea				3.50%, 03/10/2014		372	387
5.00%, 04/11/2022	400	470		4.00%, 01/27/2020		283	333
5.88%, 01/14/2015	439	480		4.13%, 10/15/2014		966	1,032
8.13%, 01/21/2014	335	361		4.38%, 03/15/2018		275	322
Fifth Third Bancorp				4.50%, 07/16/2018		298	354
5.45%, 01/15/2017	149	168		4.88%, 06/17/2019		818	1,002
Goldman Sachs Group Inc/The				5.13%, 03/14/2016		223	256
1.60%, 11/23/2015	700	702		Korea Development Bank/The
3.63%, 02/07/2016	743	787		4.00%, 09/09/2016		400	434
5.15%, 01/15/2014	112	117		8.00%, 01/23/2014		743	800
5.25%, 07/27/2021	298	341		Landwirtschaftliche Rentenbank
5.38%, 03/15/2020	372	426		3.13%, 07/15/2015		298	318
5.50%, 11/15/2014	743	801		5.00%, 11/08/2016		298	347

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Banks (continued)				Banks (continued)
Lloyds TSB Bank PLC				Wachovia Bank NA
4.88%, 01/21/2016	$520	$575		6.00%, 11/15/2017	$600		$723
6.38%, 01/21/2021	149	184		6.60%, 01/15/2038	550		763
Mellon Funding Corp				Wachovia Corp
5.00%, 12/01/2014	223	240		4.88%, 02/15/2014	149		155
Morgan Stanley				5.25%, 08/01/2014	149		160
3.80%, 04/29/2016	372	388		5.75%, 02/01/2018	520		627
4.10%, 01/26/2015	250	260		Wells Fargo & Co
4.20%, 11/20/2014	150	157		3.50%, 03/08/2022	520		560
4.75%, 04/01/2014	565	585		3.63%, 04/15/2015	777		827
5.45%, 01/09/2017	200	220		3.68%, 06/15/2016(a)	223		243
5.50%, 01/26/2020	160	178		3.75%, 10/01/2014	446		472
5.55%, 04/27/2017	200	221		4.60%, 04/01/2021	298		346
5.63%, 09/23/2019	639	721		Westpac Banking Corp
5.75%, 01/25/2021	300	343		3.00%, 08/04/2015	90		95
6.00%, 05/13/2014	632	670		3.00%, 12/09/2015	223		237
6.00%, 04/28/2015	476	519		4.20%, 02/27/2015	312		335
6.25%, 08/28/2017	795	895		4.88%, 11/19/2019	75		88
6.63%, 04/01/2018	220	256					$81,874
7.25%, 04/01/2032	45	56
7.30%, 05/13/2019	330	401		Beverages - 0.48%
National Australia Bank Ltd/New York				Anheuser-Busch Cos LLC
1.60%, 08/07/2015	200	204		5.50%, 01/15/2018	260		314
2.00%, 03/09/2015	750	767		Anheuser-Busch InBev Worldwide Inc
Oesterreichische Kontrollbank AG				0.80%, 07/15/2015	300		301
2.00%, 06/03/2016	372	386		3.75%, 07/15/2042	200		202
PNC Funding Corp				4.13%, 01/15/2015	45		48
2.70%, 09/19/2016	372	395		5.00%, 04/15/2020	112		135
3.63%, 02/08/2015	186	198		5.38%, 11/15/2014	446		486
4.38%, 08/11/2020	149	172		5.38%, 01/15/2020	197		242
5.13%, 02/08/2020	75	90		6.38%, 01/15/2040	149		209
5.63%, 02/01/2017	298	346		6.88%, 11/15/2019	149		198
6.70%, 06/10/2019	75	96		7.75%, 01/15/2019	372		500
Royal Bank of Canada				8.20%, 01/15/2039	149		245
2.63%, 12/15/2015	149	157		Beam Inc
2.88%, 04/19/2016	149	158		5.38%, 01/15/2016	8		9
Royal Bank of Scotland Group PLC				Bottling Group LLC
6.40%, 10/21/2019	60	71		6.95%, 03/15/2014	400		432
Royal Bank of Scotland PLC/The				Coca-Cola Co/The
3.95%, 09/21/2015	372	395		0.75%, 03/13/2015	298		300
5.63%, 08/24/2020	483	565		1.50%, 11/15/2015	223		229
State Street Corp				1.80%, 09/01/2016	223		231
5.38%, 04/30/2017	54	64		3.15%, 11/15/2020	372		409
Sumitomo Mitsui Banking Corp				Coca-Cola Enterprises Inc
1.35%, 07/18/2015	300	304		2.13%, 09/15/2015	200		206
3.20%, 07/18/2022	200	206		3.50%, 09/15/2020	200		214
SunTrust Bank/Atlanta GA				Diageo Capital PLC
5.00%, 09/01/2015	14	15		4.83%, 07/15/2020	149		177
SunTrust Banks Inc				Diageo Finance BV
3.60%, 04/15/2016	298	319		3.25%, 01/15/2015	119		125
Toronto-Dominion Bank/The				Dr Pepper Snapple Group Inc
1.38%, 07/14/2014	149	151		2.60%, 01/15/2019	223		232
2.38%, 10/19/2016	520	547		PepsiAmericas Inc
UBS AG/Stamford CT				4.88%, 01/15/2015	75		82
3.88%, 01/15/2015	520	550		PepsiCo Inc
4.88%, 08/04/2020	700	818		2.50%, 05/10/2016	149		158
5.88%, 12/20/2017	743	884		2.75%, 03/05/2022	372		386
Union Bank NA				3.10%, 01/15/2015	67		70
5.95%, 05/11/2016	300	343		3.13%, 11/01/2020	372		403
US Bancorp				4.50%, 01/15/2020	149		175
1.65%, 05/15/2017	595	609		4.88%, 11/01/2040	372		438
2.45%, 07/27/2015	298	312		5.50%, 01/15/2040	149		191
2.95%, 07/15/2022	300	307		7.90%, 11/01/2018	460		628
3.00%, 03/15/2022	372	393					$7,975
4.13%, 05/24/2021	223	258		Biotechnology - 0.17%
4.20%, 05/15/2014	300	315		Amgen Inc
US Bank NA/Cincinnati OH				1.88%, 11/15/2014	223		228
6.30%, 02/04/2014	100	107		4.10%, 06/15/2021	520		579
				5.15%, 11/15/2041	223		254

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Biotechnology (continued)				Computers (continued)
Amgen Inc (continued)				Hewlett-Packard Co
5.70%, 02/01/2019	$38	$46		2.13%, 09/13/2015	$223		$218
5.75%, 03/15/2040	75	91		2.60%, 09/15/2017	446		425
5.85%, 06/01/2017	231	275		3.00%, 09/15/2016	372		366
6.40%, 02/01/2039	38	49		4.65%, 12/09/2021	520		503
6.90%, 06/01/2038	260	355		6.00%, 09/15/2041	446		419
Celgene Corp				6.13%, 03/01/2014	788		825
2.45%, 10/15/2015	149	155		International Business Machines Corp
Genentech Inc				0.55%, 02/06/2015	372		372
4.75%, 07/15/2015	483	533		2.00%, 01/05/2016	200		207
Gilead Sciences Inc				5.60%, 11/30/2039	268		347
4.40%, 12/01/2021	223	256		5.70%, 09/14/2017	520		630
		$2,821		6.22%, 08/01/2027	149		204
				7.63%, 10/15/2018	100		134
Chemicals - 0.31%							$5,416
Airgas Inc
2.95%, 06/15/2016	223	236		Consumer Products - 0.08%
Dow Chemical Co/The				Avery Dennison Corp
2.50%, 02/15/2016	223	232		5.38%, 04/15/2020	75		84
4.13%, 11/15/2021	149	162		Clorox Co/The
4.38%, 11/15/2042	300	296		3.80%, 11/15/2021	372		403
5.90%, 02/15/2015	145	161		Kimberly-Clark Corp
7.60%, 05/15/2014	223	244		2.40%, 03/01/2022	743		758
8.55%, 05/15/2019	419	567		7.50%, 11/01/2018	52		70
9.40%, 05/15/2039	149	247					$1,315
Eastman Chemical Co
3.00%, 12/15/2015	149	157		Cosmetics & Personal Care - 0.15%
4.50%, 01/15/2021	149	166		Colgate-Palmolive Co
Ecolab Inc				2.95%, 11/01/2020	446		484
4.35%, 12/08/2021	298	334		Procter & Gamble Co/The
5.50%, 12/08/2041	223	268		0.70%, 08/15/2014	149		150
EI du Pont de Nemours & Co				2.30%, 02/06/2022	1,189		1,224
1.75%, 03/25/2014	223	227		4.70%, 02/15/2019	223		266
2.75%, 04/01/2016	223	236		4.85%, 12/15/2015	75		84
3.25%, 01/15/2015	223	235		5.55%, 03/05/2037	149		203
4.25%, 04/01/2021	223	259					$2,411
4.63%, 01/15/2020	75	88		Credit Card Asset Backed Securities - 0.15%
Potash Corp of Saskatchewan Inc				Capital One Multi-Asset Execution Trust
4.88%, 03/30/2020	149	173		5.75%, 07/15/2020	1,374		1,681
5.25%, 05/15/2014	75	80		Citibank Credit Card Issuance Trust
PPG Industries Inc				4.90%, 12/12/2016	500		544
3.60%, 11/15/2020	149	162		5.30%, 03/15/2018	300		345
Praxair Inc							$2,570
2.20%, 08/15/2022	500	496
5.38%, 11/01/2016	149	173		Diversified Financial Services - 1.98%
Sherwin-Williams Co/The				American Express Co
3.13%, 12/15/2014	34	36		6.15%, 08/28/2017	372		453
		$5,235		7.00%, 03/19/2018	528		675
				8.15%, 03/19/2038	75		126
Commercial Services - 0.05%				American Express Credit Corp
ADT Corp/The				2.80%, 09/19/2016	743		790
3.50%, 07/15/2022(c)	300	301		5.13%, 08/25/2014	743		799
Board of Trustees of The Leland Stanford				Aon Corp
Junior University/The				5.00%, 09/30/2020	372		429
3.63%, 05/01/2014	223	231		8.21%, 01/01/2027	20		25
Western Union Co/The				Bear Stearns Cos LLC/The
5.25%, 04/01/2020	75	84		5.55%, 01/22/2017	149		169
6.50%, 02/26/2014	52	56		6.40%, 10/02/2017	371		449
Yale University				7.25%, 02/01/2018	416		519
2.90%, 10/15/2014	75	78		BlackRock Inc
		$750		3.50%, 12/10/2014	112		118
Computers - 0.33%				5.00%, 12/10/2019	75		89
Affiliated Computer Services Inc				Boeing Capital Corp
5.20%, 06/01/2015	149	161		4.70%, 10/27/2019	97		116
Computer Sciences Corp				Capital One Bank USA NA
6.50%, 03/15/2018	298	343		8.80%, 07/15/2019	600		813
Dell Inc				Caterpillar Financial Services Corp
5.63%, 04/15/2014	75	80		1.63%, 06/01/2017	300		307
7.10%, 04/15/2028	149	182		2.65%, 04/01/2016	223		236
				2.85%, 06/01/2022	200		207

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Diversified Financial Services (continued)				Diversified Financial Services (continued)
Caterpillar Financial Services Corp				National Rural Utilities Cooperative Finance Corp
(continued)
6.13%, 02/17/2014	$743	$793		3.05%, 02/15/2022	$298	$315
7.15%, 02/15/2019	327	431		3.88%, 09/16/2015	372	403
Charles Schwab Corp/The				10.38%, 11/01/2018	52	77
4.95%, 06/01/2014	483	514		Nomura Holdings Inc
Countrywide Financial Corp				4.13%, 01/19/2016	446	469
6.25%, 05/15/2016	164	181		6.70%, 03/04/2020	376	443
Discover Financial Services				ORIX Corp
3.85%, 11/21/2022(c)	250	252		4.71%, 04/27/2015	350	372
Ford Motor Credit Co LLC				Private Export Funding Corp
2.75%, 05/15/2015	600	611		3.05%, 10/15/2014	75	79
3.00%, 06/12/2017	400	408		3.55%, 04/15/2013	75	76
3.98%, 06/15/2016	500	528		SLM Corp
4.25%, 02/03/2017	300	319		6.25%, 01/25/2016	520	564
4.25%, 09/20/2022	300	311		8.00%, 03/25/2020	75	86
5.00%, 05/15/2018	300	329		8.45%, 06/15/2018	446	518
5.88%, 08/02/2021	600	688		Toyota Motor Credit Corp
8.70%, 10/01/2014	300	336		0.88%, 07/17/2015	300	301
Franklin Resources Inc				1.25%, 10/05/2017	600	604
3.13%, 05/20/2015	149	157		2.05%, 01/12/2017	223	232
General Electric Capital Corp				3.20%, 06/17/2015	112	119
2.10%, 01/07/2014	743	756		3.30%, 01/12/2022	223	241
2.13%, 12/21/2012	186	186				$32,946
2.15%, 01/09/2015	743	762
2.30%, 04/27/2017	743	768		Electric - 1.66%
2.63%, 12/28/2012	520	521		Ameren Illinois Co
3.50%, 06/29/2015	223	237		2.70%, 09/01/2022	500	506
3.75%, 11/14/2014	595	629		Appalachian Power Co
4.63%, 01/07/2021	223	253		6.70%, 08/15/2037	223	296
5.30%, 02/11/2021	892	1,033		7.00%, 04/01/2038	60	82
5.38%, 10/20/2016	446	513		Arizona Public Service Co
5.50%, 06/04/2014	149	160		4.50%, 04/01/2042	223	239
5.50%, 01/08/2020	275	329		Baltimore Gas & Electric Co
5.63%, 09/15/2017	446	526		5.90%, 10/01/2016	201	236
5.88%, 01/14/2038	769	932		Commonwealth Edison Co
6.00%, 08/07/2019	524	641		1.63%, 01/15/2014	223	226
6.15%, 08/07/2037	160	200		4.00%, 08/01/2020	30	34
6.75%, 03/15/2032	234	305		5.80%, 03/15/2018	38	46
6.88%, 01/10/2039	580	787		Consolidated Edison Co of New York Inc
Goldman Sachs Capital I				4.20%, 03/15/2042	372	395
6.35%, 02/15/2034	156	161		5.85%, 03/15/2036	149	193
HSBC Finance Capital Trust IX				6.65%, 04/01/2019	149	192
5.91%, 11/30/2035	125	123		6.75%, 04/01/2038	75	109
HSBC Finance Corp				Constellation Energy Group Inc
5.50%, 01/19/2016	300	333		4.55%, 06/15/2015	45	49
6.68%, 01/15/2021	286	340		Consumers Energy Co
Jefferies Group Inc				5.50%, 08/15/2016	212	247
3.88%, 11/09/2015	298	305		Detroit Edison Co/The
6.88%, 04/15/2021	78	86		3.45%, 10/01/2020	15	17
8.50%, 07/15/2019	38	44		Dominion Resources Inc/VA
John Deere Capital Corp				1.80%, 03/15/2014	223	226
0.88%, 04/17/2015	298	300		4.90%, 08/01/2041	223	258
1.20%, 10/10/2017	300	302		5.15%, 07/15/2015	149	165
1.40%, 03/15/2017	520	530		8.88%, 01/15/2019	595	813
2.25%, 06/07/2016	223	234		Duke Energy Carolinas LLC
2.75%, 03/15/2022	372	382		4.00%, 09/30/2042	200	205
Merrill Lynch & Co Inc				5.30%, 10/01/2015	446	504
5.30%, 09/30/2015	75	82		5.30%, 02/15/2040	38	46
5.45%, 07/15/2014	75	80		Duke Energy Corp
5.70%, 05/02/2017	200	219		3.35%, 04/01/2015	223	237
6.05%, 05/16/2016	416	460		3.95%, 09/15/2014	19	20
6.11%, 01/29/2037	200	222		Duke Energy Indiana Inc
6.88%, 04/25/2018	595	716		3.75%, 07/15/2020	108	120
7.75%, 05/14/2038	350	458		4.20%, 03/15/2042	372	392
Murray Street Investment Trust I				6.12%, 10/15/2035	223	290
4.65%, 03/09/2017(a)	743	798		Duke Energy Ohio Inc
NASDAQ OMX Group Inc/The				5.45%, 04/01/2019	372	451
4.00%, 01/15/2015	149	156		Entergy Arkansas Inc
				3.75%, 02/15/2021	75	83

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000 's)
Electric (continued)				Electric (continued)
Entergy Corp				PacifiCorp
4.70%, 01/15/2017	$372	$408		5.65%, 07/15/2018	$205	$252
5.13%, 09/15/2020	258	283		6.25%, 10/15/2037	268	366
Exelon Corp				Peco Energy Co
4.90%, 06/15/2015	112	123		2.38%, 09/15/2022	300	306
Exelon Generation Co LLC				PG&E Corp
5.20%, 10/01/2019	298	343		5.75%, 04/01/2014	298	317
6.25%, 10/01/2039	416	483		PPL Energy Supply LLC
FirstEnergy Corp				5.70%, 10/15/2035	134	148
7.38%, 11/15/2031	372	488		Progress Energy Inc
FirstEnergy Solutions Corp				3.15%, 04/01/2022	372	380
6.05%, 08/15/2021	45	51		7.75%, 03/01/2031	394	553
6.80%, 08/15/2039	294	334		PSEG Power LLC
Florida Power & Light Co				2.75%, 09/15/2016	223	232
5.13%, 06/01/2041	446	549		Public Service Co of New Mexico
5.63%, 04/01/2034	75	96		7.95%, 05/15/2018	446	542
5.69%, 03/01/2040	142	189		Public Service Electric & Gas Co
Florida Power Corp				3.50%, 08/15/2020	212	239
0.65%, 11/15/2015	200	200		3.65%, 09/01/2042	300	296
4.55%, 04/01/2020	223	257		Puget Sound Energy Inc
5.65%, 06/15/2018	372	454		4.43%, 11/15/2041	223	252
5.65%, 04/01/2040	75	96		5.80%, 03/15/2040	149	196
6.40%, 06/15/2038	194	267		San Diego Gas & Electric Co
Georgia Power Co				5.35%, 05/15/2040	246	320
3.00%, 04/15/2016	223	240		South Carolina Electric & Gas Co
4.25%, 12/01/2019	223	257		5.45%, 02/01/2041	223	276
4.30%, 03/15/2042	572	602		Southern California Edison Co
Great Plains Energy Inc				4.05%, 03/15/2042	572	609
4.85%, 06/01/2021	223	248		5.50%, 03/15/2040	298	384
Hydro-Quebec				5.95%, 02/01/2038	223	303
8.05%, 07/07/2024	298	442		Southwestern Electric Power Co
Iberdrola International BV				6.20%, 03/15/2040	149	190
6.75%, 07/15/2036	372	403		6.45%, 01/15/2019	75	92
LG&E and KU Energy LLC				Toledo Edison Co/The
3.75%, 11/15/2020	223	232		7.25%, 05/01/2020	223	291
Louisville Gas & Electric Co				TransAlta Corp
5.13%, 11/15/2040	149	185		6.50%, 03/15/2040	75	77
MidAmerican Energy Holdings Co				Union Electric Co
6.13%, 04/01/2036	454	584		6.40%, 06/15/2017	223	274
Mississippi Power Co				Virginia Electric and Power Co
4.25%, 03/15/2042	200	211		6.00%, 05/15/2037	223	299
Nevada Power Co				8.88%, 11/15/2038	30	53
5.45%, 05/15/2041	435	551				$27,532
6.50%, 05/15/2018	223	278
7.13%, 03/15/2019	38	50		Electrical Components & Equipment - 0.01%
NextEra Energy Capital Holdings Inc				Emerson Electric Co
1.20%, 06/01/2015	500	503		4.88%, 10/15/2019	75	91
4.50%, 06/01/2021	149	167
Nisource Finance Corp				Electronics - 0.10%
3.85%, 02/15/2023	350	363		Agilent Technologies Inc
5.25%, 09/15/2017	205	236		6.50%, 11/01/2017	45	55
5.25%, 02/15/2043	350	375		Honeywell International Inc
5.40%, 07/15/2014	138	148		5.30%, 03/01/2018	372	449
5.95%, 06/15/2041	75	88		5.38%, 03/01/2041	223	291
6.40%, 03/15/2018	45	54		5.70%, 03/15/2037	38	51
Northern States Power Co/MN				Koninklijke Philips Electronics NV
5.25%, 03/01/2018	119	144		5.00%, 03/15/2042	372	429
5.35%, 11/01/2039	238	307		5.75%, 03/11/2018	30	37
Ohio Power Co				Thermo Fisher Scientific Inc
6.00%, 06/01/2016	237	274		2.05%, 02/21/2014	223	227
Oncor Electric Delivery Co LLC				4.70%, 05/01/2020	149	173
5.25%, 09/30/2040	149	165				$1,712
6.80%, 09/01/2018	506	627
Pacific Gas & Electric Co				Environmental Control - 0.08%
3.50%, 10/01/2020	75	83		Republic Services Inc
4.45%, 04/15/2042	298	327		4.75%, 05/15/2023	149	171
5.40%, 01/15/2040	372	455		5.50%, 09/15/2019	301	359
6.05%, 03/01/2034	298	388		6.20%, 03/01/2040	171	219
				Waste Management Inc
				6.38%, 03/11/2015	223	251

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

		Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Environmental Control (continued)					Finance - Mortgage Loan/Banker (continued)
Waste Management Inc	(continued)				Federal Home Loan Banks	(continued)
7.00%, 07/15/2028		$45	$62		2.75%, 03/13/2015		$520	$548
7.38%, 03/11/2019		223	286		2.88%, 06/12/2015		855	909
			$1,348		3.13%, 12/13/2013		150	154
					4.50%, 02/18/2015		745	811
Federal & Federally Sponsored Credit - 0.16%					4.75%, 12/16/2016		190	222
Federal Farm Credit Banks					4.88%, 05/17/2017		930	1,103
0.55%, 07/09/2015		250	251		5.00%, 11/17/2017		560	676
0.75%, 12/19/2014		558	558		5.25%, 06/18/2014		190	205
1.13%, 02/27/2014		1,000	1,011		5.38%, 05/18/2016		225	263
1.50%, 11/16/2015		743	768		5.50%, 08/13/2014		485	528
			$2,588		5.50%, 07/15/2036		520	730
Finance - Mortgage Loan/Banker - 4.51%					5.63%, 06/11/2021		450	594
Fannie Mae					Freddie Mac
0.00%, 06/01/2017(d)		446	429		0.63%, 12/23/2013		743	746
0.00%, 10/09/2019(d)		560	494		0.63%, 12/29/2014		743	748
0.38%, 03/16/2015		743	744		0.75%, 11/25/2014		1,000	1,009
0.50%, 12/27/2013		558	558		0.90%, 01/23/2015		743	744
0.50%, 11/21/2014		818	819		1.00%, 07/30/2014		743	752
0.50%, 05/27/2015		1,500	1,505		1.00%, 08/20/2014		743	752
0.63%, 10/30/2014		1,115	1,122		1.00%, 08/27/2014		372	377
0.63%, 09/04/2015		500	500		1.00%, 09/29/2017		1,000	1,015
0.75%, 12/18/2013		1,372	1,380		1.20%, 03/06/2017		595	602
0.75%, 12/19/2014		743	750		1.25%, 05/12/2017		743	763
0.88%, 08/28/2014		472	477		1.35%, 04/29/2014		743	754
0.88%, 12/20/2017		2,000	2,012		1.38%, 02/25/2014		372	377
0.95%, 08/23/2017		1,500	1,505		1.40%, 08/22/2019		1,000	1,003
1.00%, 08/29/2016		500	501		1.63%, 12/05/2016		595	595
1.07%, 09/27/2017		500	502		1.75%, 09/10/2015		186	193
1.13%, 06/27/2014		520	527		2.00%, 08/25/2016		1,000	1,055
1.13%, 06/14/2017		500	500		2.38%, 01/13/2022		1,743	1,832
1.25%, 02/27/2014		743	753		2.50%, 01/07/2014		186	191
1.25%, 09/28/2016		929	956		2.50%, 04/23/2014		1,149	1,185
1.25%, 01/30/2017		558	574		2.50%, 05/27/2016		520	557
1.38%, 11/15/2016		743	767		2.88%, 02/09/2015		1,372	1,448
1.50%, 04/17/2017		372	374		3.00%, 07/28/2014		1,000	1,044
1.63%, 10/26/2015		743	769		3.75%, 03/27/2019		1,598	1,862
2.38%, 07/28/2015		298	314		4.38%, 07/17/2015		149	165
2.38%, 04/11/2016		520	554		4.50%, 01/15/2014		186	195
2.50%, 05/15/2014		149	154		4.50%, 01/15/2015		186	202
2.63%, 11/20/2014		372	389		4.75%, 11/17/2015		186	210
2.75%, 02/05/2014		1,115	1,149		4.75%, 01/19/2016		669	760
2.75%, 03/13/2014		743	767		4.88%, 11/15/2013		892	932
2.88%, 12/11/2013		208	214		4.88%, 06/13/2018		613	746
3.00%, 09/16/2014		1,338	1,404		5.00%, 01/30/2014		186	196
4.13%, 04/15/2014		743	782		5.00%, 07/15/2014		558	600
4.38%, 10/15/2015		298	332		5.00%, 02/16/2017		298	353
4.63%, 10/15/2014		112	121		5.00%, 04/18/2017		743	882
5.00%, 03/15/2016		929	1,067		5.13%, 10/18/2016		250	294
5.00%, 02/13/2017		986	1,167		5.13%, 11/17/2017		520	631
5.00%, 05/11/2017		186	221		5.25%, 04/18/2016		520	604
5.25%, 09/15/2016		149	175		5.50%, 07/18/2016		929	1,096
5.38%, 06/12/2017		929	1,124		5.50%, 08/23/2017		669	819
5.63%, 07/15/2037		75	109		6.25%, 07/15/2032		669	1,012
6.00%, 04/18/2036		149	175		6.75%, 03/15/2031		223	349
6.63%, 11/15/2030		298	460					$75,073
7.13%, 01/15/2030		576	917		Food- 0.45%
7.25%, 05/15/2030		520	844		Campbell Soup Co
Federal Home Loan Banks					3.05%, 07/15/2017		372	404
0.38%, 11/27/2013		745	746		4.25%, 04/15/2021		149	170
0.38%, 01/29/2014		745	746		ConAgra Foods Inc
0.38%, 03/13/2015		1,000	1,001		2.10%, 03/15/2018		300	301
0.50%, 02/24/2015		300	300		3.25%, 09/15/2022		300	301
0.50%, 11/20/2015		1,000	1,004		5.88%, 04/15/2014		90	96
0.88%, 12/27/2013		375	378		Delhaize Group SA
1.00%, 06/21/2017		1,000	1,015		5.70%, 10/01/2040		298	279
1.38%, 05/28/2014		745	758		General Mills Inc
2.38%, 03/14/2014		855	878		3.15%, 12/15/2021		223	236
2.75%, 12/12/2014		855	897

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Food (continued)				Healthcare - Products (continued)
HJ Heinz Finance Co				Stryker Corp
6.75%, 03/15/2032	$75	$97		4.38%, 01/15/2020	$75		$85
Kellogg Co							$2,476
4.00%, 12/15/2020	223	251
Kraft Foods Group Inc				Healthcare - Services - 0.32%
5.00%, 06/04/2042(c)	600	673		Aetna Inc
5.38%, 02/10/2020(c)	278	336		1.50%, 11/15/2017	200		202
6.50%, 02/09/2040(c)	220	291		4.13%, 06/01/2021	298		331
6.88%, 01/26/2039(c)	469	636		4.13%, 11/15/2042	200		201
Kroger Co/The				6.63%, 06/15/2036	15		20
3.40%, 04/15/2022	446	464		6.75%, 12/15/2037	38		52
4.95%, 01/15/2015	223	241		Cigna Corp
5.40%, 07/15/2040	75	85		2.75%, 11/15/2016	372		392
6.15%, 01/15/2020	38	47		5.38%, 02/15/2042	372		433
6.40%, 08/15/2017	52	63		Quest Diagnostics Inc
Mondelez International Inc				4.70%, 04/01/2021	298		333
4.13%, 02/09/2016	335	366		4.75%, 01/30/2020	12		13
5.38%, 02/10/2020	254	309		5.45%, 11/01/2015	52		58
6.50%, 08/11/2017	743	913		UnitedHealth Group Inc
6.75%, 02/19/2014	127	136		2.88%, 03/15/2022	520		536
Safeway Inc				4.70%, 02/15/2021	260		304
3.95%, 08/15/2020	93	93		6.50%, 06/15/2037	223		297
6.25%, 03/15/2014	364	385		6.88%, 02/15/2038	409		571
Unilever Capital Corp				WellPoint Inc
2.75%, 02/10/2016	300	317		3.30%, 01/15/2023	300		309
		$7,490		4.65%, 01/15/2043	200		210
				5.25%, 01/15/2016	97		109
Forest Products & Paper - 0.13%				5.80%, 08/15/2040	15		18
Georgia-Pacific LLC				6.38%, 06/15/2037	223		285
7.75%, 11/15/2029	149	205		7.00%, 02/15/2019	520		653
8.00%, 01/15/2024	372	527					$5,327
International Paper Co
7.30%, 11/15/2039	75	103		Home Furnishings - 0.01%
7.50%, 08/15/2021	394	519		Whirlpool Corp
9.38%, 05/15/2019	177	245		4.85%, 06/15/2021	223		240
MeadWestvaco Corp
7.38%, 09/01/2019	300	382		Insurance - 0.81%
Plum Creek Timberlands LP				ACE INA Holdings Inc
4.70%, 03/15/2021	149	163		5.88%, 06/15/2014	75		81
		$2,144		Aegon NV
				4.63%, 12/01/2015	67		73
Gas- 0.06%				Aflac Inc
Atmos Energy Corp				3.45%, 08/15/2015	60		64
4.95%, 10/15/2014	149	160
CenterPoint Energy Inc				6.45%, 08/15/2040	93		116
				8.50%, 05/15/2019	38		52
6.50%, 05/01/2018	223	273		Allstate Corp/The
National Grid PLC
6.30%, 08/01/2016	119	139		5.20%, 01/15/2042	372		445
				6.13%, 12/15/2032	400		513
Sempra Energy				6.75%, 05/15/2018	149		188
2.00%, 03/15/2014	298	303
6.00%, 10/15/2039	38	49		7.45%, 05/16/2019	149		197
				American International Group Inc
		$924		3.00%, 03/20/2015	372		386
Healthcare - Products - 0.15%				4.88%, 06/01/2022	500		563
Baxter International Inc				5.60%, 10/18/2016	223		254
2.40%, 08/15/2022	300	302		5.85%, 01/16/2018	446		522
3.65%, 08/15/2042	300	300		6.25%, 03/15/2037	298		305
4.25%, 03/15/2020	149	171		6.40%, 12/15/2020	372		456
5.90%, 09/01/2016	52	62		8.25%, 08/15/2018	327		425
Becton Dickinson and Co				AXA SA
5.00%, 11/12/2040	149	183		8.60%, 12/15/2030	112		139
Boston Scientific Corp				Berkshire Hathaway Finance Corp
6.00%, 01/15/2020	149	176		1.50%, 01/10/2014	223		226
6.25%, 11/15/2015	149	168		4.25%, 01/15/2021	298		345
7.38%, 01/15/2040	149	207		5.75%, 01/15/2040	45		56
Covidien International Finance SA				Berkshire Hathaway Inc
6.00%, 10/15/2017	67	82		1.90%, 01/31/2017	372		385
Medtronic Inc				3.20%, 02/11/2015	227		239
3.00%, 03/15/2015	372	392		3.40%, 01/31/2022	595		643
4.45%, 03/15/2020	298	348		Chubb Corp/The
				6.50%, 05/15/2038	30		42

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Insurance (continued)				Iron & Steel - 0.02%
CNA Financial Corp				Cliffs Natural Resources Inc
5.75%, 08/15/2021	$223	$263		4.88%, 04/01/2021	$372		$366
Fidelity National Financial Inc				Nucor Corp
6.60%, 05/15/2017	149	169		5.75%, 12/01/2017	38		46
Genworth Financial Inc							$412
5.75%, 06/15/2014	580	601
7.70%, 06/15/2020	75	81		Lodging - 0.07%
Hartford Financial Services Group Inc				Starwood Hotels & Resorts Worldwide Inc
5.38%, 03/15/2017	223	254		7.15%, 12/01/2019	298		365
6.00%, 01/15/2019	52	60		7.88%, 10/15/2014	372		417
6.63%, 03/30/2040	75	94		Wyndham Worldwide Corp
Lincoln National Corp				7.38%, 03/01/2020	298		363
7.00%, 06/15/2040	138	177					$1,145
8.75%, 07/01/2019	409	543		Machinery - Construction & Mining - 0.04%
Marsh & McLennan Cos Inc				Caterpillar Inc
5.75%, 09/15/2015	36	41		0.95%, 06/26/2015	400		403
MetLife Inc				3.80%, 08/15/2042(c)	305		305
5.70%, 06/15/2035	186	229					$708
6.40%, 12/15/2049(a)	112	119
6.75%, 06/01/2016	743	888		Machinery - Diversified - 0.05%
7.72%, 02/15/2019	75	99		Deere & Co
PartnerRe Finance B LLC				4.38%, 10/16/2019	164		191
5.50%, 06/01/2020	75	85		Rockwell Automation Inc
Progressive Corp/The				6.25%, 12/01/2037	149		208
3.75%, 08/23/2021	223	246		Roper Industries Inc
Protective Life Corp				1.85%, 11/15/2017	500		502
8.45%, 10/15/2039	149	200					$901
Prudential Financial Inc				Media- 1.21%
4.50%, 11/16/2021	372	416		CBS Corp
4.75%, 09/17/2015	149	164		1.95%, 07/01/2017	450		461
5.10%, 09/20/2014	82	88		4.85%, 07/01/2042	500		525
5.70%, 12/14/2036	75	85		5.75%, 04/15/2020	190		228
5.80%, 11/16/2041	149	175		7.88%, 07/30/2030	227		317
6.00%, 12/01/2017	223	269		Comcast Corp
6.63%, 12/01/2037	45	57		3.13%, 07/15/2022	500		522
Transatlantic Holdings Inc				5.15%, 03/01/2020	506		604
5.75%, 12/14/2015	70	77		5.90%, 03/15/2016	372		430
Travelers Cos Inc/The				6.30%, 11/15/2017	372		459
6.25%, 06/15/2037	38	51		6.40%, 03/01/2040	431		564
6.75%, 06/20/2036	149	213		6.45%, 03/15/2037	175		227
Unum Group				6.95%, 08/15/2037	216		293
7.13%, 09/30/2016	223	264		COX Communications Inc
Validus Holdings Ltd				5.45%, 12/15/2014	754		825
8.88%, 01/26/2040	149	199		5.50%, 10/01/2015	75		85
Willis Group Holdings PLC				DIRECTV Holdings LLC / DIRECTV
4.13%, 03/15/2016	372	397		Financing Co Inc
WR Berkley Corp				3.55%, 03/15/2015	286		301
6.25%, 02/15/2037	86	100		3.80%, 03/15/2022	298		304
XL Group PLC				4.60%, 02/15/2021	494		535
5.25%, 09/15/2014	38	40		5.88%, 10/01/2019	164		195
		$13,459		6.00%, 08/15/2040	472		515
Internet - 0.15%				Discovery Communications LLC
Amazon.com Inc				3.70%, 06/01/2015	93		99
0.65%, 11/27/2015	400	399		5.05%, 06/01/2020	149		175
1.20%, 11/29/2017	200	200		5.63%, 08/15/2019	149		180
2.50%, 11/29/2022	200	199		6.35%, 06/01/2040	127		162
eBay Inc				Grupo Televisa SAB
1.35%, 07/15/2017	200	203		6.00%, 05/15/2018	300		357
1.63%, 10/15/2015	149	153		Historic TW Inc
2.60%, 07/15/2022	200	203		6.88%, 06/15/2018	75		95
4.00%, 07/15/2042	200	195		McGraw-Hill Cos Inc/The
Expedia Inc				6.55%, 11/15/2037	149		174
7.46%, 08/15/2018	372	445		NBCUniversal Media LLC
Google Inc				3.65%, 04/30/2015	376		401
1.25%, 05/19/2014	149	151		4.38%, 04/01/2021	149		169
2.13%, 05/19/2016	149	156		5.15%, 04/30/2020	220		262
3.63%, 05/19/2021	149	167		6.40%, 04/30/2040	149		191
		$2,471		News America Inc
				5.65%, 08/15/2020	149		180

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)				Mining (continued)
News America Inc (continued)				Newmont Mining Corp
6.15%, 02/15/2041	$223	$281		3.50%, 03/15/2022	$298		$307
6.20%, 12/15/2034	156	191		5.13%, 10/01/2019	149		172
6.40%, 12/15/2035	372	465		6.25%, 10/01/2039	341		413
6.90%, 03/01/2019	446	564		Rio Tinto Alcan Inc
Reed Elsevier Capital Inc				5.20%, 01/15/2014	149		156
3.13%, 10/15/2022(c)	16	16		6.13%, 12/15/2033	223		285
Thomson Reuters Corp				Rio Tinto Finance USA Ltd
5.70%, 10/01/2014	67	73		3.75%, 09/20/2021	372		403
5.85%, 04/15/2040	75	93		6.50%, 07/15/2018	12		15
Time Warner Cable Inc				7.13%, 07/15/2028	38		52
3.50%, 02/01/2015	75	79		8.95%, 05/01/2014	97		108
4.00%, 09/01/2021	520	566		9.00%, 05/01/2019	242		333
5.85%, 05/01/2017	149	177		Rio Tinto Finance USA PLC
6.55%, 05/01/2037	149	186		4.75%, 03/22/2042	372		416
6.75%, 07/01/2018	151	189		Southern Copper Corp
6.75%, 06/15/2039	223	285		5.38%, 04/16/2020	75		86
7.30%, 07/01/2038	75	100		6.75%, 04/16/2040	312		367
8.25%, 04/01/2019	446	595		Teck Resources Ltd
8.75%, 02/14/2019	142	193		3.00%, 03/01/2019	298		303
Time Warner Entertainment Co LP				6.25%, 07/15/2041	446		509
8.38%, 07/15/2033	275	401		Vale Overseas Ltd
Time Warner Inc				5.63%, 09/15/2019	134		152
3.15%, 07/15/2015	231	245		6.25%, 01/23/2017	649		749
4.00%, 01/15/2022	520	570		6.88%, 11/21/2036	486		601
4.70%, 01/15/2021	234	269		8.25%, 01/17/2034	112		153
4.88%, 03/15/2020	123	144					$9,821
5.38%, 10/15/2041	372	420
5.88%, 11/15/2016	520	612		Miscellaneous Manufacturing - 0.23%
6.10%, 07/15/2040	127	156		3M Co
6.20%, 03/15/2040	149	187		1.38%, 09/29/2016	372		380
6.50%, 11/15/2036	60	75		5.70%, 03/15/2037	112		157
7.63%, 04/15/2031	275	377		Danaher Corp
Viacom Inc				5.63%, 01/15/2018	372		447
2.50%, 12/15/2016	298	312		Dover Corp
3.88%, 12/15/2021	372	410		5.38%, 03/01/2041	223		289
4.25%, 09/15/2015	67	73		GE Capital Trust I
4.38%, 03/15/2043(c)	300	290		6.38%, 11/15/2067	45		48
6.88%, 04/30/2036	194	265		General Electric Co
Walt Disney Co/The				0.85%, 10/09/2015	200		200
0.45%, 12/01/2015	500	498		2.70%, 10/09/2022	200		204
1.35%, 08/16/2016	149	152		4.13%, 10/09/2042	200		209
2.75%, 08/16/2021	298	310		5.25%, 12/06/2017	372		440
3.70%, 12/01/2042	300	300		Ingersoll-Rand Global Holding Co Ltd
7.00%, 03/01/2032	149	220		9.50%, 04/15/2014	30		33
		$20,174		Parker Hannifin Corp
				3.50%, 09/15/2022	223		245
Mining - 0.59%				Textron Inc
Alcoa Inc				6.20%, 03/15/2015	26		29
5.40%, 04/15/2021	149	157		Turlock Corp
5.90%, 02/01/2027	149	157		0.95%, 11/02/2015(c)	500		500
6.15%, 08/15/2020	38	42		1.50%, 11/02/2017(c)	300		301
6.50%, 06/15/2018	483	549		2.75%, 11/02/2022(c)	200		201
AngloGold Ashanti Holdings PLC				4.15%, 11/02/2042(c)	100		102
5.38%, 04/15/2020	12	12		Tyco Electronics Group SA
Barrick Gold Corp				6.55%, 10/01/2017	38		46
2.90%, 05/30/2016	223	235		7.13%, 10/01/2037	41		55
Barrick PD Australia Finance Pty Ltd							$3,886
4.95%, 01/15/2020	175	198
5.95%, 10/15/2039	260	301		Mortgage Backed Securities - 1.84%
BHP Billiton Finance USA Ltd				Banc of America Commercial Mortgage Trust
1.13%, 11/21/2014	223	226		2006-3
1.63%, 02/24/2017	372	382		5.89%, 07/10/2044	45		51
3.25%, 11/21/2021	372	402		Banc of America Commercial Mortgage Trust
4.13%, 02/24/2042	372	399		2006-5
				5.41%, 09/10/2047(a)	1,486		1,689
5.50%, 04/01/2014	743	792
6.50%, 04/01/2019	67	86		Banc of America Commercial Mortgage Trust
Freeport-McMoRan Copper & Gold Inc				2007-2
3.55%, 03/01/2022	298	303		5.63%, 04/10/2049	58		59

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Trust				Merrill Lynch Mortgage Trust
2008-1				6.04%, 06/12/2050(a)	$223		$257
6.39%, 02/10/2051(a)	$119	$145		Morgan Stanley Capital I Trust 2005-IQ9
Banc of America Merrill Lynch Commercial				4.70%, 07/15/2056	984		1,055
Mortgage Inc				Morgan Stanley Capital I Trust 2006-HQ8
4.76%, 11/10/2039	111	115		5.60%, 03/12/2044(a)	743		835
5.24%, 11/10/2042(a)	223	229		Morgan Stanley Capital I Trust 2006-IQ11
5.36%, 09/10/2047(a)	371	415		5.82%, 10/15/2042(a)	11		11
Bear Stearns Commercial Mortgage				Morgan Stanley Capital I Trust 2007-HQ12
Securities				5.76%, 04/12/2049(a)	390		418
5.47%, 06/11/2041	65	68		5.76%, 04/12/2049(a)	802		907
5.54%, 09/11/2041	371	428		Morgan Stanley Capital I Trust 2007-IQ13
5.54%, 10/12/2041	561	649		5.36%, 03/15/2044(a)	290		335
5.89%, 09/11/2038(a)	286	328		Morgan Stanley Capital I Trust 2007-TOP25
CD 2006-CD3 Mortgage Trust				5.51%, 11/12/2049	743		866
5.62%, 10/15/2048	238	274		UBS Commercial Mortgage Trust
Citigroup Commercial Mortgage Trust				3.40%, 05/10/2045(a)	1,300		1,399
4.73%, 10/15/2041	568	603		Wachovia Bank Commercial Mortgage Trust
6.26%, 12/10/2049(a)	35	42		4.96%, 11/15/2035	201		208
COMM 2007-C9 Mortgage Trust				5.42%, 01/15/2045	557		631
5.99%, 12/10/2049(a)	371	444		5.47%, 12/15/2044(a)	371		416
Commercial Mortgage Loan Trust 2008-LS1				5.68%, 05/15/2046(a)	260		305
6.21%, 12/10/2049(a)	256	306		5.80%, 07/15/2045	858		942
Commercial Mortgage Pass Through							$30,609
Certificates
4.84%, 10/15/2037(a)	149	156		Office & Business Equipment - 0.07%
Commercial Mortgage Pass-Through				Pitney Bowes Inc
Certificates Series 2007-C4				5.75%, 09/15/2017	223		240
5.95%, 09/15/2039(a)	351	382		Xerox Corp
Credit Suisse First Boston Mortgage Securities				2.95%, 03/15/2017	446		457
Corp				4.25%, 02/15/2015	142		149
4.83%, 11/15/2037	594	637		4.50%, 05/15/2021	149		156
5.01%, 02/15/2038	743	801		5.63%, 12/15/2019	64		72
GE Capital Commercial Mortgage Corp				8.25%, 05/15/2014	82		90
4.94%, 07/10/2045	60	63					$1,164
5.48%, 11/10/2045(a)	74	83		Oil & Gas - 1.73%
Greenwich Capital Commercial Funding				Alberta Energy Co Ltd
Corp				7.38%, 11/01/2031	223		288
5.44%, 03/10/2039(a)	628	724		Anadarko Finance Co
5.74%, 12/10/2049	1,114	1,314		7.50%, 05/01/2031	223		298
GS Mortgage Securities Corp II				Anadarko Petroleum Corp
5.98%, 08/10/2045(a)	173	182		5.95%, 09/15/2016	517		600
5.98%, 08/10/2045(a)	1,486	1,704		6.20%, 03/15/2040	75		93
JP Morgan Chase Commercial Mortgage				6.38%, 09/15/2017	164		197
Securities Corp				6.45%, 09/15/2036	75		94
4.17%, 08/15/2046	743	847		Apache Corp
4.74%, 07/15/2042	260	283		3.63%, 02/01/2021	223		245
4.78%, 07/15/2042	223	240		4.75%, 04/15/2043	372		407
4.88%, 01/15/2042	394	422		5.10%, 09/01/2040	268		309
5.23%, 12/15/2044	631	652		BP Capital Markets PLC
5.34%, 05/15/2047	988	1,129		1.85%, 05/05/2017	200		205
5.42%, 01/15/2049	446	516		3.13%, 10/01/2015	149		159
5.43%, 12/12/2043	1,000	1,144		3.20%, 03/11/2016	298		319
5.44%, 05/15/2045(a)	48	54		3.25%, 05/06/2022	200		210
5.45%, 06/12/2047	353	369		3.88%, 03/10/2015	45		48
5.72%, 02/15/2051	20	24		4.74%, 03/11/2021	372		437
5.82%, 06/12/2043	146	148		4.75%, 03/10/2019	75		88
6.06%, 04/15/2045(a)	743	841		Canadian Natural Resources Ltd
LB Commercial Mortgage Trust 2007-C3				5.70%, 05/15/2017	49		58
6.08%, 07/15/2044(a)	182	215		6.25%, 03/15/2038	186		242
LB-UBS Commercial Mortgage Trust				Cenovus Energy Inc
4.79%, 07/15/2040(a)	743	802		4.50%, 09/15/2014	123		131
4.84%, 07/15/2040	520	542		5.70%, 10/15/2019	153		188
5.02%, 09/15/2040	409	445		6.75%, 11/15/2039	372		497
5.20%, 11/15/2030	371	411		Chevron Corp
5.45%, 06/15/2029(a)	446	475		3.95%, 03/03/2014	356		371
5.66%, 03/15/2039	371	423		ConocoPhillips
5.86%, 07/15/2040(a)	126	151		4.60%, 01/15/2015	743		806
				4.75%, 02/01/2014	26		27

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Oil & Gas (continued)
ConocoPhillips (continued)				Petroleos Mexicanos (continued)
6.00%, 01/15/2020	$272	$349		5.50%, 01/21/2021	$602		$704
6.50%, 02/01/2039	491	698		5.50%, 06/27/2044(c)	200		220
ConocoPhillips Canada Funding Co I				5.50%, 06/27/2044	100		110
5.63%, 10/15/2016	223	265		8.00%, 05/03/2019	91		119
ConocoPhillips Holding Co				Phillips 66
6.95%, 04/15/2029	298	422		2.95%, 05/01/2017(c)	372		397
Devon Energy Corp				4.30%, 04/01/2022(c)	372		412
1.88%, 05/15/2017	298	305		5.88%, 05/01/2042(c)	372		447
5.60%, 07/15/2041	75	90		Pioneer Natural Resources Co
5.63%, 01/15/2014	75	79		3.95%, 07/15/2022	300		319
6.30%, 01/15/2019	446	558		Pride International Inc
7.95%, 04/15/2032	268	394		6.88%, 08/15/2020	223		285
Devon Financing Corp LLC				Rowan Cos Inc
7.88%, 09/30/2031	372	543		5.00%, 09/01/2017	67		74
Encana Corp				Shell International Finance BV
5.90%, 12/01/2017	75	89		2.38%, 08/21/2022	200		202
6.50%, 02/01/2038	194	241		3.10%, 06/28/2015	461		490
Ensco PLC				3.63%, 08/21/2042	200		202
3.25%, 03/15/2016	149	159		4.00%, 03/21/2014	223		233
EOG Resources Inc				4.30%, 09/22/2019	149		173
2.63%, 03/15/2023	300	305		4.38%, 03/25/2020	75		88
4.40%, 06/01/2020	149	174		5.50%, 03/25/2040	75		98
EQT Corp				6.38%, 12/15/2038	127		182
6.50%, 04/01/2018	369	428		Statoil ASA
Hess Corp				3.15%, 01/23/2022	298		318
5.60%, 02/15/2041	149	175		5.10%, 08/17/2040	182		225
7.30%, 08/15/2031	112	153		5.25%, 04/15/2019	67		81
8.13%, 02/15/2019	75	99		Suncor Energy Inc
Husky Energy Inc				6.10%, 06/01/2018	372		455
5.90%, 06/15/2014	75	81		6.50%, 06/15/2038	364		481
Marathon Oil Corp				6.85%, 06/01/2039	15		21
5.90%, 03/15/2018	149	182		Talisman Energy Inc
6.60%, 10/01/2037	67	90		5.13%, 05/15/2015	26		28
Marathon Petroleum Corp				6.25%, 02/01/2038	442		532
3.50%, 03/01/2016	223	238		Total Capital International SA
5.13%, 03/01/2021	223	262		2.88%, 02/17/2022	372		389
Nabors Industries Inc				Total Capital SA
9.25%, 01/15/2019	223	297		3.00%, 06/24/2015	108		114
Nexen Inc				4.25%, 12/15/2021	149		172
6.40%, 05/15/2037	168	215		Transocean Inc
7.50%, 07/30/2039	45	65		6.00%, 03/15/2018	446		520
Noble Energy Inc				6.38%, 12/15/2021	223		269
6.00%, 03/01/2041	298	358		Valero Energy Corp
Noble Holding International Ltd				4.50%, 02/01/2015	23		25
2.50%, 03/15/2017	372	385		6.13%, 02/01/2020	112		136
3.45%, 08/01/2015	75	79		6.63%, 06/15/2037	101		123
6.20%, 08/01/2040	75	91		7.50%, 04/15/2032	45		58
Occidental Petroleum Corp				9.38%, 03/15/2019	372		510
4.13%, 06/01/2016	223	250					$28,781
PC Financial Partnership
5.00%, 11/15/2014	75	81		Oil & Gas Services - 0.13%
Pemex Project Funding Master Trust				Baker Hughes Inc
5.75%, 03/01/2018	409	479		5.13%, 09/15/2040	234		287
6.63%, 06/15/2035	104	132		7.50%, 11/15/2018	38		51
Petrobras International Finance Co - Pifco				Cameron International Corp
2.88%, 02/06/2015	372	383		6.38%, 07/15/2018	446		547
3.88%, 01/27/2016	223	236		Halliburton Co
5.38%, 01/27/2021	595	669		3.25%, 11/15/2021	149		162
5.75%, 01/20/2020	402	459		4.50%, 11/15/2041	149		167
5.88%, 03/01/2018	223	256		7.45%, 09/15/2039	30		46
6.75%, 01/27/2041	223	282		Weatherford International Ltd/Bermuda
6.88%, 01/20/2040	75	95		5.13%, 09/15/2020	149		157
7.88%, 03/15/2019	336	421		6.00%, 03/15/2018	38		43
Petro-Canada				6.75%, 09/15/2040	149		161
6.80%, 05/15/2038	38	51		9.63%, 03/01/2019	476		613
Petroleos Mexicanos							$2,234
4.88%, 03/15/2015	306	329
4.88%, 01/24/2022	1,115	1,260

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Other Asset Backed Securities - 0.02%				Pharmaceuticals (continued)
CenterPoint Energy Transition Bond Co LLC				Wyeth LLC
3.46%, 08/15/2019	$297	$328		5.50%, 02/01/2014	$149	$158
				5.50%, 02/15/2016	223	256
Pharmaceuticals - 1.00%				5.95%, 04/01/2037	264	354
AbbVie Inc						$16,571
1.20%, 11/06/2015(c)	500	502		Pipelines - 0.68%
1.75%, 11/06/2017(c)	500	507		Boardwalk Pipelines LP
2.00%, 11/06/2018(c)	400	404		3.38%, 02/01/2023	300	295
2.90%, 11/06/2022(c)	400	408		El Paso Pipeline Partners Operating Co LLC
4.40%, 11/06/2042(c)	400	424		4.70%, 11/01/2042	300	296
AstraZeneca PLC				Enbridge Energy Partners LP
5.90%, 09/15/2017	223	274		5.20%, 03/15/2020	26	30
6.45%, 09/15/2037	416	572		9.88%, 03/01/2019	253	345
Bristol-Myers Squibb Co				Energy Transfer Partners LP
0.88%, 08/01/2017	300	298		5.20%, 02/01/2022	298	335
3.25%, 08/01/2042	200	188		6.50%, 02/01/2042	298	348
5.88%, 11/15/2036	18	24		6.70%, 07/01/2018	67	82
6.80%, 11/15/2026	75	105		9.00%, 04/15/2019	18	24
Eli Lilly & Co				Enterprise Products Operating LLC
4.20%, 03/06/2014	75	78		1.25%, 08/13/2015	100	101
5.20%, 03/15/2017	476	559		3.20%, 02/01/2016	149	159
Express Scripts Holding Co				4.45%, 02/15/2043	300	297
3.13%, 05/15/2016	372	394		5.20%, 09/01/2020	223	266
4.75%, 11/15/2021(c)	223	255		6.13%, 10/15/2039	67	81
6.13%, 11/15/2041(c)	223	286		6.45%, 09/01/2040	223	277
6.25%, 06/15/2014	223	241		6.50%, 01/31/2019	434	549
GlaxoSmithKline Capital Inc				6.88%, 03/01/2033	45	57
5.65%, 05/15/2018	298	366		Kinder Morgan Energy Partners LP
6.38%, 05/15/2038	238	334		3.50%, 03/01/2016	520	556
GlaxoSmithKline Capital PLC				5.00%, 12/15/2013	223	232
0.75%, 05/08/2015	298	300		6.38%, 03/01/2041	372	459
2.85%, 05/08/2022	372	390		6.50%, 09/01/2039	38	47
Johnson & Johnson				6.95%, 01/15/2038	38	48
2.95%, 09/01/2020	372	407		7.40%, 03/15/2031	223	288
4.95%, 05/15/2033	149	184		9.00%, 02/01/2019	223	298
5.55%, 08/15/2017	372	451		Magellan Midstream Partners LP
Medco Health Solutions Inc				4.20%, 12/01/2042	200	198
7.13%, 03/15/2018	491	616		ONEOK Partners LP
Merck & Co Inc				6.13%, 02/01/2041	372	452
2.25%, 01/15/2016	149	156		8.63%, 03/01/2019	60	79
2.40%, 09/15/2022	400	405		Panhandle Eastern Pipe Line Co LP
3.60%, 09/15/2042	200	201		6.20%, 11/01/2017	236	284
5.00%, 06/30/2019	446	538		Plains All American Pipeline LP / PAA
6.55%, 09/15/2037	253	365		Finance Corp
Novartis Capital Corp				3.65%, 06/01/2022	372	397
2.90%, 04/24/2015	223	236		3.95%, 09/15/2015	149	161
4.13%, 02/10/2014	483	504		5.75%, 01/15/2020	45	55
4.40%, 04/24/2020	223	262		Southern Natural Gas Co LLC
Novartis Securities Investment Ltd				5.90%, 04/01/2017(a),(c)	38	45
5.13%, 02/10/2019	186	223		Southern Natural Gas Co LLC / Southern
Pfizer Inc				Natural Issuing Corp
4.65%, 03/01/2018	149	174		4.40%, 06/15/2021	149	167
5.35%, 03/15/2015	149	165		Spectra Energy Capital LLC
6.20%, 03/15/2019	810	1,034		8.00%, 10/01/2019	500	658
7.20%, 03/15/2039	439	684		Sunoco Logistics Partners Operations LP
Sanofi				5.50%, 02/15/2020	134	152
1.20%, 09/30/2014	372	377		Tennessee Gas Pipeline Co LLC
2.63%, 03/29/2016	223	235		7.50%, 04/01/2017	223	278
Schering-Plough Corp				TransCanada PipeLines Ltd
5.30%, 12/01/2013(a)	800	839		3.80%, 10/01/2020	372	420
Teva Pharmaceutical Finance Co LLC				6.10%, 06/01/2040	75	100
6.15%, 02/01/2036	149	199		6.50%, 08/15/2018	124	157
Teva Pharmaceutical Finance II BV / Teva				7.25%, 08/15/2038	149	219
Pharmaceutical Finance III LLC				7.63%, 01/15/2039	335	511
3.00%, 06/15/2015	372	393		Williams Cos Inc/The
Watson Pharmaceuticals Inc				7.50%, 01/15/2031	33	41
5.00%, 08/15/2014	186	199		7.88%, 09/01/2021	372	480
6.13%, 08/15/2019	38	47		Williams Partners LP
				3.80%, 02/15/2015	205	217

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Pipelines (continued)					REITS (continued)
Williams Partners LP	(continued)				Simon Property Group LP
5.25%, 03/15/2020		$520	$605		2.15%, 09/15/2017	$298		$308
6.30%, 04/15/2040		127	156		5.65%, 02/01/2020	138		166
			$11,302		5.75%, 12/01/2015	520		588
					6.75%, 02/01/2040	75		103
Regional Authority - 0.34%					10.35%, 04/01/2019	260		376
Japan Finance Organization for					UDR Inc
Municipalities					5.25%, 01/15/2015	127		137
5.00%, 05/16/2017		200	235		Ventas Realty LP / Ventas Capital Corp
Province of British Columbia					4.25%, 03/01/2022	372		398
2.65%, 09/22/2021		223	237		Vornado Realty LP
6.50%, 01/15/2026		52	75		4.25%, 04/01/2015	149		158
Province of Manitoba Canada								$5,918
2.63%, 07/15/2015		223	236
Province of Nova Scotia Canada					Retail - 0.77%
5.13%, 01/26/2017		119	140		AutoZone Inc
Province of Ontario Canada					4.00%, 11/15/2020	149		163
1.60%, 09/21/2016		600	620		CVS Caremark Corp
2.70%, 06/16/2015		372	392		3.25%, 05/18/2015	52		55
2.95%, 02/05/2015		706	743		5.75%, 06/01/2017	149		179
4.00%, 10/07/2019		223	258		6.13%, 09/15/2039	231		296
4.10%, 06/16/2014		283	299		6.60%, 03/15/2019	38		50
4.40%, 04/14/2020		149	177		Darden Restaurants Inc
4.95%, 11/28/2016		520	605		6.80%, 10/15/2037(a)	78		99
5.45%, 04/27/2016		298	346		Gap Inc/The
Province of Quebec Canada					5.95%, 04/12/2021	75		86
2.75%, 08/25/2021		669	705		Home Depot Inc/The
4.88%, 05/05/2014		149	159		5.25%, 12/16/2013	186		195
5.13%, 11/14/2016		149	174		5.40%, 03/01/2016	476		547
7.50%, 09/15/2029		186	287		5.88%, 12/16/2036	308		409
Province of Saskatchewan Canada					5.95%, 04/01/2041	149		203
8.50%, 07/15/2022		19	29		Kohl's Corp
			$5,717		4.00%, 11/01/2021	223		240
					Lowe's Cos Inc
REITS- 0.36%					3.80%, 11/15/2021	298		333
American Tower Corp					4.63%, 04/15/2020	223		260
4.70%, 03/15/2022		372	411		5.80%, 04/15/2040	223		288
7.00%, 10/15/2017		93	112		6.65%, 09/15/2037	38		52
BioMed Realty LP					Macy's Retail Holdings Inc
6.13%, 04/15/2020		19	22		2.88%, 02/15/2023	400		397
Boston Properties LP					4.30%, 02/15/2043	300		291
4.13%, 05/15/2021		223	244		5.75%, 07/15/2014	149		160
5.63%, 11/15/2020		75	90		5.90%, 12/01/2016	75		88
CommonWealth REIT					6.65%, 07/15/2024	75		94
6.25%, 08/15/2016		223	245		6.90%, 04/01/2029	75		91
DDR Corp					McDonald's Corp
4.63%, 07/15/2022		300	327		3.50%, 07/15/2020	439		493
Digital Realty Trust LP					3.70%, 02/15/2042	372		376
4.50%, 07/15/2015		160	172		4.88%, 07/15/2040	26		31
Duke Realty LP					5.35%, 03/01/2018	104		126
3.88%, 10/15/2022		200	204		6.30%, 10/15/2037	38		53
7.38%, 02/15/2015		75	84		Nordstrom Inc
EPR Properties					4.75%, 05/01/2020	104		122
7.75%, 07/15/2020		182	212		6.25%, 01/15/2018	38		46
ERP Operating LP					Staples Inc
4.75%, 07/15/2020		149	168		9.75%, 01/15/2014	409		447
HCP Inc					Target Corp
3.75%, 02/01/2016		149	158		4.00%, 07/01/2042	400		411
5.38%, 02/01/2021		149	171		6.00%, 01/15/2018	431		534
6.70%, 01/30/2018		45	54		7.00%, 07/15/2031	145		199
Health Care REIT Inc					7.00%, 01/15/2038	250		369
6.13%, 04/15/2020		335	395		Walgreen Co
Hospitality Properties Trust					1.00%, 03/13/2015	500		501
6.70%, 01/15/2018		223	257		4.40%, 09/15/2042	300		307
ProLogis LP					5.25%, 01/15/2019	90		106
6.88%, 03/15/2020		16	19		Wal-Mart Stores Inc
7.63%, 08/15/2014		149	163		1.63%, 04/15/2014	149		152
Realty Income Corp					2.25%, 07/08/2015	75		78
5.88%, 03/15/2035		149	176		2.80%, 04/15/2016	149		160
					3.25%, 10/25/2020	149		164

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Retail (continued)				Sovereign (continued)
Wal-Mart Stores Inc (continued)				Israel Government AID Bond
3.63%, 07/08/2020	$149	$167		5.50%, 09/18/2023	$75	$100
4.13%, 02/01/2019	298	345		5.50%, 04/26/2024	75	101
4.25%, 04/15/2021	149	176		5.50%, 09/18/2033	38	52
5.25%, 09/01/2035	149	184		Israel Government International Bond
5.63%, 04/01/2040	112	147		5.13%, 03/26/2019	428	498
5.63%, 04/15/2041	520	692		Italy Government International Bond
5.80%, 02/15/2018	372	459		3.13%, 01/26/2015	476	484
6.20%, 04/15/2038	75	104		4.75%, 01/25/2016	300	314
6.50%, 08/15/2037	335	477		5.25%, 09/20/2016	387	411
7.55%, 02/15/2030	372	556		5.38%, 06/15/2033	186	183
Yum! Brands Inc				6.88%, 09/27/2023	38	44
6.25%, 03/15/2018	86	106		Japan Bank for International
6.88%, 11/15/2037	71	100		Cooperation/Japan
		$12,764		1.13%, 07/19/2017	500	505
				1.88%, 09/24/2015	200	207
Semiconductors - 0.05%				2.50%, 01/21/2016	300	317
Intel Corp				Mexico Government International Bond
3.30%, 10/01/2021	223	241		4.75%, 03/08/2044	1,474	1,686
4.80%, 10/01/2041	223	247		5.63%, 01/15/2017	342	398
National Semiconductor Corp				5.88%, 02/17/2014	744	785
3.95%, 04/15/2015	260	280		5.95%, 03/19/2019	226	279
		$768		6.05%, 01/11/2040	766	1,035
Software - 0.24%				6.63%, 03/03/2015	321	360
Adobe Systems Inc				8.30%, 08/15/2031	112	181
4.75%, 02/01/2020	149	168		Panama Government International Bond
BMC Software Inc				5.20%, 01/30/2020	446	537
4.50%, 12/01/2022	300	302		6.70%, 01/26/2036	214	305
Fiserv Inc				8.88%, 09/30/2027	223	364
3.50%, 10/01/2022	400	407		Peruvian Government International Bond
Microsoft Corp				5.63%, 11/18/2050	372	487
2.95%, 06/01/2014	372	386		6.55%, 03/14/2037	74	108
4.20%, 06/01/2019	335	392		7.13%, 03/30/2019	90	118
5.30%, 02/08/2041	223	284		7.35%, 07/21/2025	520	759
Oracle Corp				8.75%, 11/21/2033	123	216
3.88%, 07/15/2020	223	255		Poland Government International Bond
5.00%, 07/08/2019	142	171		3.88%, 07/16/2015	223	240
5.25%, 01/15/2016	223	253		5.00%, 03/23/2022	372	440
5.38%, 07/15/2040	539	681		5.13%, 04/21/2021	149	177
5.75%, 04/15/2018	520	637		6.38%, 07/15/2019	416	520
		$3,936		Republic of Korea
				5.75%, 04/16/2014	300	320
Sovereign - 1.47%				7.13%, 04/16/2019	90	118
Brazilian Government International Bond				South Africa Government International Bond
4.88%, 01/22/2021	743	899		5.88%, 05/30/2022	200	249
5.88%, 01/15/2019	298	369		6.50%, 06/02/2014	60	65
6.00%, 01/17/2017	300	356		6.88%, 05/27/2019	345	437
7.13%, 01/20/2037	610	946		Svensk Exportkredit AB
8.00%, 01/15/2018	318	371		3.25%, 09/16/2014	149	156
8.25%, 01/20/2034	149	253		5.13%, 03/01/2017	52	61
8.88%, 10/14/2019	353	512		Tennessee Valley Authority
12.25%, 03/06/2030	409	834		4.50%, 04/01/2018	149	177
12.75%, 01/15/2020	149	255		5.25%, 09/15/2039	149	200
10.50%, 07/14/2014	149	172		5.38%, 04/01/2056	446	624
11.00%, 08/17/2040	38	48		6.75%, 11/01/2025	298	442
Canada Government International Bond				Uruguay Government International Bond
0.88%, 02/14/2017	745	753		4.13%, 11/20/2045	100	100
2.38%, 09/10/2014	300	311		6.88%, 09/28/2025	150	211
Chile Government International Bond				8.00%, 11/18/2022	196	286
3.25%, 09/14/2021	520	568				$24,499
Colombia Government International Bond
6.13%, 01/18/2041	100	138		Supranational Bank - 1.31%
7.38%, 01/27/2017	300	372		African Development Bank
7.38%, 09/18/2037	200	312		1.25%, 09/02/2016	743	762
8.13%, 05/21/2024	149	224		Asian Development Bank
11.75%, 02/25/2020	520	842		1.13%, 03/15/2017	372	380
Export Development Canada				2.50%, 03/15/2016	595	634
1.50%, 05/15/2014	225	229		2.63%, 02/09/2015	275	288
2.25%, 05/28/2015	75	78		2.75%, 05/21/2014	743	769
				4.25%, 10/20/2014	149	160

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Supranational Bank (continued)					Telecommunications (continued)
Asian Development Bank	(continued)				AT&T Inc (continued)
5.82%, 06/16/2028		$45	$60		5.60%, 05/15/2018	$402	$487
6.38%, 10/01/2028		149	209		6.15%, 09/15/2034	257	324
Corp Andina de Fomento					6.30%, 01/15/2038	231	296
3.75%, 01/15/2016		12	13		6.50%, 09/01/2037	64	84
4.38%, 06/15/2022		68	74		6.55%, 02/15/2039	75	100
Council Of Europe Development Bank					6.80%, 05/15/2036	372	502
1.50%, 02/22/2017		372	382		Bellsouth Capital Funding Corp
2.75%, 02/10/2015		75	79		7.88%, 02/15/2030	298	399
European Bank for Reconstruction &					BellSouth Corp
Development					5.20%, 09/15/2014	743	802
1.00%, 02/16/2017		743	755		British Telecommunications PLC
2.50%, 03/15/2016		223	236		5.95%, 01/15/2018	110	132
2.75%, 04/20/2015		223	235		9.62%, 12/15/2030(a)	223	358
European Investment Bank					Cellco Partnership / Verizon Wireless Capital
1.13%, 08/15/2014		1,243	1,258		LLC
1.13%, 09/15/2017		500	506		5.55%, 02/01/2014	520	547
1.25%, 02/14/2014		818	826		8.50%, 11/15/2018	431	597
1.50%, 05/15/2014		372	378		CenturyLink Inc
1.63%, 09/01/2015		743	764		5.80%, 03/15/2022	372	393
1.75%, 03/15/2017		372	387		7.60%, 09/15/2039	75	78
2.50%, 05/16/2016		298	316		7.65%, 03/15/2042	372	388
2.75%, 03/23/2015		743	781		Cisco Systems Inc
2.88%, 09/15/2020		743	813		1.63%, 03/14/2014	223	227
3.00%, 04/08/2014		298	308		4.45%, 01/15/2020	298	349
3.13%, 06/04/2014		795	827		4.95%, 02/15/2019	97	115
4.88%, 02/16/2016		743	842		5.50%, 02/22/2016	520	597
4.88%, 01/17/2017		743	866		5.90%, 02/15/2039	520	686
4.88%, 02/15/2036		75	91		Corning Inc
5.13%, 09/13/2016		446	518		4.75%, 03/15/2042	298	312
5.13%, 05/30/2017		298	354		Deutsche Telekom International Finance BV
Inter-American Development Bank					5.75%, 03/23/2016	223	254
1.13%, 03/15/2017		743	759		8.75%, 06/15/2030(a)	409	616
2.25%, 07/15/2015		75	79		Embarq Corp
3.88%, 09/17/2019		223	262		7.08%, 06/01/2016	298	350
3.88%, 02/14/2020		223	263		France Telecom SA
4.25%, 09/14/2015		372	411		4.13%, 09/14/2021	372	411
4.50%, 09/15/2014		223	239		4.38%, 07/08/2014	743	782
International Bank for Reconstruction & Development					5.38%, 01/13/2042	298	345
					8.50%, 03/01/2031(a)	335	497
1.00%, 09/15/2016		743	756		Harris Corp
1.13%, 08/25/2014		966	980		4.40%, 12/15/2020	149	163
2.13%, 03/15/2016		372	392		Juniper Networks Inc
2.38%, 05/26/2015		743	780		3.10%, 03/15/2016	223	233
7.63%, 01/19/2023		38	57		Pacific Bell Telephone Co
International Finance Corp/US					7.13%, 03/15/2026	223	302
1.13%, 11/23/2016		372	380		Qwest Capital Funding Inc
2.75%, 04/20/2015		223	236		6.88%, 07/15/2028	149	153
3.00%, 04/22/2014		743	771		Qwest Corp
Nordic Investment Bank					7.50%, 10/01/2014	223	245
5.00%, 02/01/2017		446	526		Rogers Communications Inc
			$21,762		6.38%, 03/01/2014	49	52
					6.80%, 08/15/2018	312	393
Telecommunications - 1.58%					7.50%, 03/15/2015	45	52
America Movil SAB de CV					Telecom Italia Capital SA
2.38%, 09/08/2016		743	776		6.18%, 06/18/2014	372	391
3.63%, 03/30/2015		300	319		6.38%, 11/15/2033	494	477
5.00%, 03/30/2020		200	235		7.00%, 06/04/2018	231	260
5.50%, 03/01/2014		82	87		Telefonica Emisiones SAU
5.63%, 11/15/2017		45	54		3.73%, 04/27/2015	100	102
6.13%, 03/30/2040		298	391		4.95%, 01/15/2015	535	554
AT&T Corp					5.13%, 04/27/2020	487	488
8.00%, 11/15/2031(a)		4	6
					7.05%, 06/20/2036	515	527
AT&T Inc					Verizon Communications Inc
1.60%, 02/15/2017		372	378		0.70%, 11/02/2015	300	300
2.50%, 08/15/2015		706	738		1.95%, 03/28/2014	223	227
3.88%, 08/15/2021		223	250		2.45%, 11/01/2022	200	201
5.35%, 09/01/2040		573	667		3.00%, 04/01/2016	743	794
5.50%, 02/01/2018		298	357		4.60%, 04/01/2021	223	263
5.55%, 08/15/2041		223	267

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)					California (continued)
Verizon Communications Inc (continued)					Bay Area Toll Authority (continued)
6.25%, 04/01/2037	$34		$45		6.92%, 04/01/2040	$210		$295
6.35%, 04/01/2019	238		304		East Bay Municipal Utility District
6.40%, 02/15/2038	632		857		5.87%, 06/01/2040	180		246
6.90%, 04/15/2038	162		231		Los Angeles Department of Water & Power
8.75%, 11/01/2018	669		935		6.01%, 07/01/2039	175		227
Verizon Global Funding Corp					Los Angeles Unified School District/CA
7.75%, 12/01/2030	424		624		5.75%, 07/01/2034	245		298
Vodafone Group PLC					5.76%, 07/01/2029	150		178
5.00%, 12/16/2013	223		233		6.76%, 07/01/2034	100		135
5.38%, 01/30/2015	298		327		San Diego County Water Authority
5.45%, 06/10/2019	520		636		6.14%, 05/01/2049	215		288
5.63%, 02/27/2017	142		168		Santa Clara Valley Transportation Authority
6.15%, 02/27/2037	149		200		5.88%, 04/01/2032	75		93
			$26,290		State of California
					5.25%, 04/01/2014	400		424
Toys, Games & Hobbies - 0.01%					6.65%, 03/01/2022	225		286
Hasbro Inc					7.30%, 10/01/2039	225		311
6.35%, 03/15/2040	75		95		7.60%, 11/01/2040	520		766
					7.63%, 03/01/2040	820		1,191
Transportation - 0.32%					University of California
Burlington Northern Santa Fe LLC					6.55%, 05/15/2048	150		200
4.40%, 03/15/2042	446		480					$5,357
4.70%, 10/01/2019	97		113
5.65%, 05/01/2017	156		185		Connecticut - 0.01%
					State of Connecticut
7.95%, 08/15/2030	223		318		5.85%, 03/15/2032	75		96
Canadian National Railway Co
1.45%, 12/15/2016	149		152
2.25%, 11/15/2022	400		403		Georgia - 0.03%
5.55%, 03/01/2019	45		55		Municipal Electric Authority of Georgia
Canadian Pacific Railway Co					6.64%, 04/01/2057	149		178
4.45%, 03/15/2023	372		410		State of Georgia
CSX Corp					4.50%, 11/01/2025	225		263
4.75%, 05/30/2042	223		243					$441
6.25%, 03/15/2018	238		292
FedEx Corp					Illinois - 0.19%
2.63%, 08/01/2022	200		203		Chicago Transit Authority
3.88%, 08/01/2042	200		201		6.20%, 12/01/2040	220		251
Norfolk Southern Corp					6.90%, 12/01/2040	275		337
3.25%, 12/01/2021	149		158		City of Chicago IL Waterworks Revenue
4.84%, 10/01/2041	567		647		6.74%, 11/01/2040	430		597
5.26%, 09/17/2014	298		322		County of Cook IL
Ryder System Inc					6.23%, 11/15/2034	298		347
3.15%, 03/02/2015	149		154		State of Illinois
Union Pacific Corp					4.07%, 01/01/2014	745		769
4.16%, 07/15/2022	121		138		4.95%, 06/01/2023	95		101
4.75%, 09/15/2041	223		256		4.96%, 03/01/2016	225		247
United Parcel Service Inc					5.10%, 06/01/2033	115		117
3.13%, 01/15/2021	372		405		7.35%, 07/01/2035	220		271
3.88%, 04/01/2014	67		70					$3,037
4.88%, 11/15/2040	75		89		Kansas - 0.00%
6.20%, 01/15/2038	67		93		Kansas State Department of Transportation
			$5,387		4.60%, 09/01/2035	55		63
Trucking & Leasing - 0.02%
GATX Corp					Nevada - 0.02%
4.75%, 06/15/2022	300		317		County of Clark NV Airport System Revenue
					6.82%, 07/01/2045	75		109
Water- 0.02%					6.88%, 07/01/2042	215		251
American Water Capital Corp								$360
6.09%, 10/15/2017	223		265		New Jersey - 0.05%
6.59%, 10/15/2037	15		20		New Jersey Economic Development
			$285		Authority AGM
TOTAL BONDS			$539,983		0.00%, 02/15/2023(d)	149		97
	Principal				New Jersey State Turnpike Authority
MUNICIPAL BONDS - 1.01%	Amount (000's)	Value	(000	's)	7.10%, 01/01/2041	428		619

California - 0.33%
Bay Area Toll Authority
6.26%, 04/01/2049	$300		$419

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
New Jersey (continued)				Wisconsin - 0.01%
New Jersey Transportation Trust Fund				State of Wisconsin AGM
Authority				5.70%, 05/01/2026	$150	$185
6.56%, 12/15/2040	$46	$63
		$779		TOTAL MUNICIPAL BONDS		$16,739
				U.S. GOVERNMENT & GOVERNMENT	Principal
New York - 0.16%				AGENCY OBLIGATIONS - 64.91%	Amount (000's)	Value(000	's)
City of New York NY
5.52%, 10/01/2037	75	94		Federal Home Loan Mortgage Corporation (FHLMC) - 7.60%
Metropolitan Transportation Authority
6.55%, 11/15/2031	100	127		2.50%, 08/01/2027	$789	$825
6.65%, 11/15/2039	300	394		2.50%, 08/01/2027	985	1,030
6.81%, 11/15/2040	405	541		2.50%, 12/01/2027	1,100	1,147
				2.65%, 01/01/2042(a)	274	288
New York City Municipal Water Finance				2.76%, 06/01/2037(a)	96	103
Authority				2.81%, 02/01/2037(a)	45	48
5.72%, 06/15/2042	505	674		2.98%, 06/01/2037(a)	216	232
New York City Transitional Finance Authority
Future Tax Secured Revenue				3.00%, 02/01/2027	1,092	1,148
5.51%, 08/01/2037	150	187		3.00%, 02/01/2027	668	706
New York State Dormitory Authority				3.00%, 03/01/2027	1,045	1,100
5.60%, 03/15/2040	175	222		3.00%, 06/01/2027	2,876	3,026
Port Authority of New York & New Jersey				3.00%, 02/01/2032	693	731
4.46%, 10/01/2062	300	301		3.00%, 12/01/2042	1,600	1,677
Port Authority of New York & New				3.50%, 10/01/2025	165	173
Jersey GO OF AUTH				3.50%, 10/01/2025	105	110
6.04%, 12/01/2029	150	191		3.50%, 11/01/2025	229	245
				3.50%, 11/01/2025	75	79
		$2,731		3.50%, 11/01/2025	46	48
Ohio- 0.03%				3.50%, 11/01/2025	375	395
American Municipal Power Inc				3.50%, 11/01/2025	121	128
7.50%, 02/15/2050	225	311		3.50%, 12/01/2025	310	327
Ohio State University/The				3.50%, 01/01/2026	191	201
4.91%, 06/01/2040	175	213		3.50%, 02/01/2026	155	163
		$524		3.50%, 04/01/2026	438	461
				3.50%, 05/01/2026	353	372
Puerto Rico - 0.02%				3.50%, 06/01/2026	92	97
Government Development Bank for Puerto				3.50%, 06/01/2026	70	74
Rico				3.50%, 07/01/2026	324	342
3.67%, 05/01/2014	225	227		3.50%, 07/01/2026	424	446
4.70%, 05/01/2016	225	227		3.50%, 07/01/2026	62	65
		$454		3.50%, 08/01/2026	254	267
Texas- 0.14%				3.50%, 09/01/2026	304	320
City Public Service Board of San Antonio TX				3.50%, 10/01/2026	179	189
5.81%, 02/01/2041	115	152		3.50%, 01/01/2027	372	392
Dallas Area Rapid Transit				3.50%, 02/01/2032	671	718
5.02%, 12/01/2048	150	184		3.50%, 04/01/2032	706	755
Dallas Convention Center Hotel Development				3.50%, 08/01/2032	395	422
Corp				3.50%, 02/01/2041	282	300
7.09%, 01/01/2042	210	257		3.50%, 10/01/2041	315	336
Dallas County Hospital District				3.50%, 11/01/2041	294	313
5.62%, 08/15/2044	242	320		3.50%, 01/01/2042	625	665
Dallas Independent School District PSF-GTD				3.50%, 02/01/2042	234	250
6.45%, 02/15/2035	150	189		3.50%, 03/01/2042	322	344
State of Texas				3.50%, 03/01/2042	100	107
4.68%, 04/01/2040	300	353		3.50%, 04/01/2042	719	773
5.52%, 04/01/2039	290	386		3.50%, 04/01/2042	706	752
Texas Transportation Commission				3.50%, 04/01/2042	728	776
5.18%, 04/01/2030	375	461		3.50%, 04/01/2042	685	730
		$2,302		3.50%, 06/01/2042	2,123	2,264
				3.50%, 06/01/2042	485	517
Utah- 0.02%				3.50%, 08/01/2042	988	1,054
State of Utah				3.50%, 08/01/2042	493	525
3.54%, 07/01/2025	300	325		3.50%, 12/01/2042(e)	2,600	2,765
				4.00%, 06/01/2014	43	46
Washington - 0.00%				4.00%, 04/01/2019	169	179
State of Washington				4.00%, 07/01/2024	274	291
5.09%, 08/01/2033	70	85		4.00%, 12/01/2024	83	90
				4.00%, 01/01/2025	268	285
				4.00%, 02/01/2025	236	251
				4.00%, 03/01/2025	145	154
				4.00%, 03/01/2025	207	220

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.00%, 04/01/2025	$202	$215		4.50%, 02/01/2039	$694	$743
4.00%, 06/01/2025	217	231		4.50%, 03/01/2039	321	354
4.00%, 06/01/2025	221	235		4.50%, 04/01/2039	983	1,052
4.00%, 07/01/2025	80	85		4.50%, 06/01/2039	530	567
4.00%, 08/01/2025	135	143		4.50%, 10/01/2039	528	586
4.00%, 08/01/2025	180	196		4.50%, 11/01/2039	689	738
4.00%, 09/01/2025	47	50		4.50%, 11/01/2039	447	479
4.00%, 10/01/2025	558	593		4.50%, 11/01/2039	544	582
4.00%, 02/01/2026	225	239		4.50%, 12/01/2039	324	346
4.00%, 03/01/2026	21	22		4.50%, 12/01/2039	663	735
4.00%, 05/01/2026	560	595		4.50%, 02/01/2040	539	598
4.00%, 07/01/2026	382	406		4.50%, 02/01/2040	520	559
4.00%, 12/01/2026(e)	300	318		4.50%, 02/01/2040	109	117
4.00%, 12/01/2030	476	513		4.50%, 02/01/2040	545	605
4.00%, 08/01/2031	559	602		4.50%, 04/01/2040	620	666
4.00%, 10/01/2031	661	712		4.50%, 05/01/2040	539	594
4.00%, 11/01/2031	197	212		4.50%, 05/01/2040	206	222
4.00%, 12/01/2031	325	350		4.50%, 06/01/2040	842	905
4.00%, 07/01/2039	239	267		4.50%, 07/01/2040	409	451
4.00%, 09/01/2039	138	153		4.50%, 07/01/2040	426	470
4.00%, 12/01/2039	258	275		4.50%, 08/01/2040	258	281
4.00%, 12/01/2039	144	154		4.50%, 08/01/2040	770	839
4.00%, 01/01/2040	219	233		4.50%, 08/01/2040	241	259
4.00%, 03/01/2040	167	178		4.50%, 08/01/2040	221	237
4.00%, 09/01/2040	300	320		4.50%, 08/01/2040	416	447
4.00%, 10/01/2040	27	29		4.50%, 09/01/2040	204	219
4.00%, 10/01/2040	592	646		4.50%, 09/01/2040	129	138
4.00%, 10/01/2040	253	270		4.50%, 02/01/2041	19	20
4.00%, 12/01/2040	338	376		4.50%, 02/01/2041	360	387
4.00%, 12/01/2040	272	290		4.50%, 03/01/2041	35	37
4.00%, 12/01/2040	667	711		4.50%, 03/01/2041	518	558
4.00%, 12/01/2040	325	361		4.50%, 04/01/2041	784	844
4.00%, 12/01/2040	331	354		4.50%, 04/01/2041	271	291
4.00%, 02/01/2041	753	804		4.50%, 05/01/2041	854	919
4.00%, 02/01/2041	621	663		4.50%, 05/01/2041	274	295
4.00%, 04/01/2041	303	323		4.50%, 06/01/2041	581	622
4.00%, 07/01/2041	264	282		4.50%, 06/01/2041	361	394
4.00%, 08/01/2041	761	813		4.50%, 06/01/2041	326	351
4.00%, 08/01/2041	261	279		4.50%, 07/01/2041	561	604
4.00%, 10/01/2041	101	108		4.50%, 07/01/2041	557	600
4.00%, 10/01/2041	374	399		4.50%, 08/01/2041	468	503
4.00%, 10/01/2041	839	896		4.50%, 10/01/2041	652	702
4.00%, 10/01/2041	796	850		4.50%, 12/01/2041(e)	2,000	2,141
4.00%, 10/01/2041	354	378		4.95%, 06/01/2038(a)	54	58
4.00%, 11/01/2041	705	752		5.00%, 12/01/2012	3	3
4.00%, 11/01/2041	433	462		5.00%, 12/01/2017(b)	455	490
4.00%, 11/01/2041	534	570		5.00%, 05/01/2018	63	68
4.00%, 12/01/2041	932	994		5.00%, 08/01/2018	104	112
4.00%, 12/01/2041(e)	1,400	1,493		5.00%, 04/01/2019	75	81
4.00%, 03/01/2042	691	746		5.00%, 12/01/2019	223	240
4.50%, 11/01/2018	168	176		5.00%, 06/01/2020	313	338
4.50%, 04/01/2019	139	148		5.00%, 02/01/2022	80	86
4.50%, 06/01/2019	14	15		5.00%, 09/01/2022	100	108
4.50%, 04/01/2023	125	133		5.00%, 06/01/2023	74	79
4.50%, 01/01/2024	75	80		5.00%, 07/01/2024	95	103
4.50%, 01/01/2024	171	186		5.00%, 06/01/2025	102	109
4.50%, 04/01/2024	645	687		5.00%, 06/01/2028	694	750
4.50%, 07/01/2024	145	156		5.00%, 02/01/2030	92	99
4.50%, 09/01/2024	181	197		5.00%, 03/01/2030	65	70
4.50%, 09/01/2024	192	209		5.00%, 08/01/2033	105	113
4.50%, 04/01/2025	213	227		5.00%, 08/01/2033	523	566
4.50%, 05/01/2025	166	177		5.00%, 09/01/2033	202	219
4.50%, 07/01/2025	254	271		5.00%, 03/01/2034	135	146
4.50%, 12/01/2026(e)	700	745		5.00%, 04/01/2034	244	265
4.50%, 02/01/2030	196	210		5.00%, 05/01/2034	327	355
4.50%, 08/01/2030	159	172		5.00%, 05/01/2035	513	553
4.50%, 05/01/2031	171	185		5.00%, 08/01/2035	68	74
4.50%, 05/01/2034	20	22		5.00%, 08/01/2035	147	159
4.50%, 08/01/2036	214	229		5.00%, 09/01/2035	200	215

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
5.00%, 09/01/2035	$506	$545		5.50%, 06/01/2038	$145	$156
5.00%, 10/01/2035	240	259		5.50%, 06/01/2038	47	51
5.00%, 12/01/2035	472	508		5.50%, 07/01/2038	79	85
5.00%, 12/01/2035	741	798		5.50%, 07/01/2038	336	369
5.00%, 01/01/2036	134	145		5.50%, 08/01/2038	513	555
5.00%, 04/01/2036	28	30		5.50%, 09/01/2038	133	144
5.00%, 08/01/2036	363	390		5.50%, 10/01/2038	48	52
5.00%, 11/01/2036	1,294	1,394		5.50%, 11/01/2038	95	102
5.00%, 05/01/2037	143	156		5.50%, 12/01/2038	877	945
5.00%, 02/01/2038	342	367		5.50%, 01/01/2039	270	291
5.00%, 06/01/2038	116	124		5.50%, 04/01/2039	330	365
5.00%, 09/01/2038	31	33		5.50%, 12/01/2039	517	558
5.00%, 01/01/2039	513	551		5.50%, 01/01/2040	325	360
5.00%, 02/01/2039	277	297		5.50%, 03/01/2040	76	81
5.00%, 02/01/2039	147	158		5.50%, 06/01/2040	528	572
5.00%, 03/01/2039	322	355		5.50%, 12/01/2041(e)	3,000	3,234
5.00%, 07/01/2039	349	380		6.00%, 08/01/2014	1	1
5.00%, 08/01/2039	20	22		6.00%, 07/01/2017	4	4
5.00%, 09/01/2039	565	622		6.00%, 05/01/2021	23	23
5.00%, 10/01/2039	371	409		6.00%, 11/01/2022	60	66
5.00%, 01/01/2040	657	723		6.00%, 02/01/2027	168	183
5.00%, 03/01/2040	124	134		6.00%, 06/01/2029	1	2
5.00%, 07/01/2040	474	513		6.00%, 07/01/2029	19	21
5.00%, 07/01/2040	452	489		6.00%, 07/01/2029	8	8
5.00%, 08/01/2040	364	391		6.00%, 02/01/2031	14	16
5.00%, 08/01/2040	1,198	1,300		6.00%, 12/01/2031	30	33
5.00%, 09/01/2040	56	60		6.00%, 01/01/2032	252	280
5.00%, 04/01/2041	385	422		6.00%, 06/01/2034	305	339
5.00%, 05/01/2041	118	127		6.00%, 08/01/2034	53	58
5.00%, 09/01/2041	596	646		6.00%, 06/01/2035	4	5
5.00%, 10/01/2041	602	656		6.00%, 05/01/2036	300	329
5.00%, 12/01/2041(e)	1,500	1,609		6.00%, 06/01/2036	318	348
5.21%, 04/01/2038(a)	30	32		6.00%, 11/01/2036	24	26
5.50%, 10/01/2016	60	64		6.00%, 11/01/2036	536	583
5.50%, 02/01/2017	72	78		6.00%, 12/01/2036	919	1,002
5.50%, 12/01/2017	276	294		6.00%, 02/01/2037	40	44
5.50%, 01/01/2018	30	32		6.00%, 05/01/2037	37	40
5.50%, 01/01/2018	143	153		6.00%, 10/01/2037	272	296
5.50%, 01/01/2022	76	82		6.00%, 11/01/2037	312	340
5.50%, 12/01/2032	277	302		6.00%, 12/01/2037	53	58
5.50%, 03/01/2033	37	40		6.00%, 01/01/2038(a)	53	59
5.50%, 12/01/2033	19	21		6.00%, 01/01/2038	252	274
5.50%, 01/01/2034	686	746		6.00%, 01/01/2038	218	240
5.50%, 01/01/2034	121	132		6.00%, 01/01/2038	62	68
5.50%, 03/01/2034	322	350		6.00%, 01/01/2038	862	938
5.50%, 10/01/2034	19	21		6.00%, 01/01/2038	302	329
5.50%, 10/01/2034	139	151		6.00%, 04/01/2038	34	37
5.50%, 02/01/2035	16	17		6.00%, 05/01/2038	285	313
5.50%, 02/01/2035	264	286		6.00%, 06/01/2038	471	512
5.50%, 03/01/2035	182	197		6.00%, 07/01/2038	5	6
5.50%, 11/01/2035	305	331		6.00%, 07/01/2038	221	241
5.50%, 05/01/2036	341	370		6.00%, 07/01/2038	125	137
5.50%, 05/01/2036	90	98		6.00%, 08/01/2038	110	120
5.50%, 07/01/2036	305	331		6.00%, 09/01/2038	119	130
5.50%, 11/01/2036	217	234		6.00%, 09/01/2038	159	175
5.50%, 02/01/2037	47	51		6.00%, 12/01/2039	51	55
5.50%, 02/01/2037	15	16		6.00%, 12/01/2041(e)	1,000	1,087
5.50%, 03/01/2037	358	387		6.50%, 03/01/2015	1	1
5.50%, 07/01/2037	212	228		6.50%, 12/01/2015	1	2
5.50%, 07/01/2037	37	39		6.50%, 06/01/2017	40	43
5.50%, 09/01/2037	118	128		6.50%, 04/01/2028	3	3
5.50%, 11/01/2037	143	154		6.50%, 03/01/2029	15	18
5.50%, 01/01/2038	117	126		6.50%, 05/01/2031	25	29
5.50%, 01/01/2038	558	605		6.50%, 06/01/2031	1	1
5.50%, 04/01/2038	40	44		6.50%, 06/01/2031	4	5
5.50%, 04/01/2038	49	53		6.50%, 10/01/2031	5	5
5.50%, 04/01/2038	6	6		6.50%, 02/01/2032	3	3
5.50%, 05/01/2038	62	68		6.50%, 05/01/2032	5	5
5.50%, 05/01/2038	122	132		6.50%, 04/01/2035	20	23

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal Home Loan Mortgage Corporation (FHLMC)				Federal National Mortgage Association (FNMA) (continued)
(continued)				3.50%, 07/01/2026	$64	$68
6.50%, 03/01/2036	$62	$70
6.50%, 09/01/2036	94	107		3.50%, 08/01/2026	731	776
				3.50%, 09/01/2026	568	603
6.50%, 08/01/2037	23	26		3.50%, 10/01/2026	264	280
6.50%, 10/01/2037	151	173
6.50%, 11/01/2037	162	183		3.50%, 12/01/2026	815	865
				3.50%, 01/01/2027	862	914
6.50%, 12/01/2037	25	28		3.50%, 01/01/2027	515	547
6.50%, 02/01/2038	32	36		3.50%, 12/01/2027(e)	400	424
6.50%, 09/01/2038	191	218
6.50%, 09/01/2038	242	272		3.50%, 01/01/2031	101	108
6.50%, 10/01/2038	36	41		3.50%, 04/01/2031	180	193
6.50%, 01/01/2039	150	171		3.50%, 04/01/2032	689	738
				3.50%, 05/01/2032	1,410	1,510
6.50%, 09/01/2039	194	220		3.50%, 09/01/2032	592	633
7.00%, 10/01/2029	5	6
7.00%, 11/01/2030	2	2		3.50%, 10/01/2040	97	103
7.00%, 01/01/2031	2	2		3.50%, 11/01/2040	295	316
				3.50%, 12/01/2040	331	354
7.00%, 09/01/2031	35	41		3.50%, 01/01/2041	217	232
7.00%, 01/01/2032	4	4
7.00%, 09/01/2038	71	82		3.50%, 02/01/2041	124	133
				3.50%, 02/01/2041	131	140
7.50%, 10/01/2015	1	1		3.50%, 03/01/2041	476	509
7.50%, 12/01/2015	2	3
7.50%, 07/01/2029	109	133		3.50%, 03/01/2041	755	806
				3.50%, 10/01/2041	1,235	1,320
7.50%, 01/01/2030	3	4		3.50%, 12/01/2041	1,261	1,347
7.50%, 02/01/2030	1	1		3.50%, 12/01/2041(e)	6,100	6,513
7.50%, 07/01/2030	1	1		3.50%, 01/01/2042	798	853
7.50%, 08/01/2030	1	1		3.50%, 01/01/2042	669	715
7.50%, 10/01/2030	11	14
7.50%, 12/01/2030	1	1		3.50%, 01/01/2042	708	756
				3.50%, 02/01/2042	344	368
		$126,461		3.50%, 02/01/2042	186	198
Federal National Mortgage Association (FNMA) - 13.71%				3.50%, 03/01/2042	795	851
2.50%, 12/01/2027(e)	4,800	5,020		3.50%, 03/01/2042	702	752
2.51%, 07/01/2041	298	310		3.50%, 03/01/2042	681	727
2.60%, 02/01/2042(a)	490	513		3.50%, 03/01/2042	332	355
2.79%, 10/01/2047(a)	53	57		3.50%, 03/01/2042	953	1,024
2.83%, 02/01/2042(a)	322	339		3.50%, 03/01/2042	402	430
2.85%, 01/01/2042(a)	637	670		3.50%, 04/01/2042	557	596
2.86%, 04/01/2037(a)	73	78		3.50%, 04/01/2042	681	730
3.00%, 09/01/2026	608	642		3.50%, 04/01/2042	677	726
3.00%, 11/01/2026	890	939		3.50%, 05/01/2042	283	303
3.00%, 11/01/2026	622	657		3.50%, 05/01/2042	729	781
3.00%, 12/01/2026(e)	1,700	1,793		3.50%, 07/01/2042	1,887	2,021
3.00%, 01/01/2027	462	488		3.50%, 08/01/2042	736	789
3.00%, 02/01/2027	351	374		3.50%, 09/01/2042	692	741
3.00%, 04/01/2027	671	708		3.58%, 05/01/2041(a)	237	251
3.00%, 04/01/2027	658	695		3.59%, 08/01/2040(a)	180	190
3.00%, 07/01/2027	1,450	1,532		3.60%, 05/01/2041(a)	235	248
3.00%, 08/01/2027	980	1,035		3.68%, 02/01/2040(a)	278	295
3.00%, 04/01/2042	852	898		4.00%, 04/01/2014	98	103
3.00%, 12/01/2042(e)	5,100	5,366		4.00%, 05/01/2014	28	30
3.03%, 12/01/2041(a)	309	327		4.00%, 09/01/2018	584	626
3.17%, 06/01/2040(a)	173	182		4.00%, 05/01/2024	161	172
3.24%, 07/01/2040(a)	390	411		4.00%, 05/01/2024	173	185
3.27%, 12/01/2039(a)	252	266		4.00%, 07/01/2024	217	232
3.29%, 12/01/2040(a)	235	249		4.00%, 07/01/2024	346	370
3.33%, 03/01/2040(a)	149	158		4.00%, 09/01/2024	106	116
3.41%, 01/01/2040(a)	256	270		4.00%, 11/01/2024	333	356
3.48%, 02/01/2041(a)	210	223		4.00%, 11/01/2024	61	66
3.50%, 08/01/2020	557	591		4.00%, 01/01/2025	232	248
3.50%, 10/01/2020	224	237		4.00%, 03/01/2025	203	217
3.50%, 11/01/2020	423	449		4.00%, 04/01/2025	72	77
3.50%, 08/01/2025	207	219		4.00%, 05/01/2025	39	42
3.50%, 10/01/2025	157	167		4.00%, 05/01/2025	77	83
3.50%, 11/01/2025	176	187		4.00%, 05/01/2025	232	248
3.50%, 12/01/2025	218	231		4.00%, 05/01/2025	219	234
3.50%, 12/01/2025	283	305		4.00%, 05/01/2025	192	208
3.50%, 01/01/2026	601	638		4.00%, 06/01/2025	102	109
3.50%, 02/01/2026	396	421		4.00%, 06/01/2025	132	141
3.50%, 05/01/2026	92	97		4.00%, 08/01/2025	181	193
3.50%, 06/01/2026	483	512		4.00%, 09/01/2025	270	289

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 11/01/2025	$309	$331		4.00%, 12/01/2041	$871	$934
4.00%, 12/01/2025	317	339		4.00%, 12/01/2041	1,749	1,877
4.00%, 01/01/2026	179	191		4.00%, 12/01/2041	580	622
4.00%, 03/01/2026	44	47		4.00%, 12/01/2041	635	682
4.00%, 03/01/2026	511	546		4.00%, 01/01/2042	865	928
4.00%, 05/01/2026	284	304		4.00%, 01/01/2042	704	755
4.00%, 06/01/2026	259	280		4.00%, 02/01/2042	390	421
4.00%, 07/01/2026	243	260		4.50%, 11/01/2014	329	352
4.00%, 09/01/2026	577	618		4.50%, 02/01/2018	235	254
4.00%, 12/01/2026(e)	600	642		4.50%, 05/01/2018	370	398
4.00%, 04/01/2029	93	101		4.50%, 03/01/2019	308	331
4.00%, 10/01/2030	208	225		4.50%, 05/01/2019	392	422
4.00%, 12/01/2030	288	311		4.50%, 09/01/2020	65	70
4.00%, 02/01/2031	500	540		4.50%, 05/01/2022	179	193
4.00%, 07/01/2031	321	347		4.50%, 02/01/2024	39	42
4.00%, 10/01/2031	148	159		4.50%, 04/01/2024	31	33
4.00%, 11/01/2031	259	279		4.50%, 04/01/2024	36	39
4.00%, 12/01/2031	201	217		4.50%, 11/01/2024	117	126
4.00%, 01/01/2032	325	350		4.50%, 12/01/2024	133	144
4.00%, 03/01/2039	155	166		4.50%, 12/01/2024	208	229
4.00%, 05/01/2039	18	19		4.50%, 02/01/2025	296	322
4.00%, 08/01/2039	330	354		4.50%, 02/01/2025	191	208
4.00%, 08/01/2039	48	52		4.50%, 04/01/2025	24	26
4.00%, 10/01/2039	100	107		4.50%, 04/01/2025	40	43
4.00%, 11/01/2039	314	337		4.50%, 05/01/2025	362	390
4.00%, 11/01/2039	56	60		4.50%, 04/01/2026	358	386
4.00%, 12/01/2039	163	175		4.50%, 12/01/2026(e)	1,500	1,613
4.00%, 02/01/2040	14	15		4.50%, 07/01/2029	41	44
4.00%, 02/01/2040	381	408		4.50%, 02/01/2030	189	204
4.00%, 05/01/2040	73	78		4.50%, 04/01/2030	68	73
4.00%, 05/01/2040	332	356		4.50%, 09/01/2030	179	194
4.00%, 08/01/2040	173	186		4.50%, 01/01/2031	177	192
4.00%, 10/01/2040	617	662		4.50%, 04/01/2031	113	123
4.00%, 10/01/2040	292	313		4.50%, 05/01/2031	169	183
4.00%, 10/01/2040	105	113		4.50%, 07/01/2031	644	707
4.00%, 10/01/2040	230	246		4.50%, 08/01/2031	322	351
4.00%, 10/01/2040	385	413		4.50%, 08/01/2033	247	267
4.00%, 10/01/2040	140	150		4.50%, 08/01/2033	115	125
4.00%, 10/01/2040	226	243		4.50%, 11/01/2033	530	572
4.00%, 11/01/2040	171	184		4.50%, 01/01/2036	21	23
4.00%, 12/01/2040	362	396		4.50%, 03/01/2036	48	52
4.00%, 12/01/2040	470	504		4.50%, 06/01/2038	310	335
4.00%, 12/01/2040	686	736		4.50%, 01/01/2039	96	104
4.00%, 12/01/2040	591	634		4.50%, 01/01/2039	43	47
4.00%, 12/01/2040	173	185		4.50%, 02/01/2039	200	216
4.00%, 01/01/2041	278	298		4.50%, 04/01/2039	481	533
4.00%, 01/01/2041	2,711	2,908		4.50%, 04/01/2039	458	517
4.00%, 01/01/2041	489	525		4.50%, 04/01/2039	137	147
4.00%, 01/01/2041	694	745		4.50%, 06/01/2039	263	291
4.00%, 01/01/2041	57	62		4.50%, 06/01/2039	884	953
4.00%, 02/01/2041	336	360		4.50%, 06/01/2039	609	677
4.00%, 02/01/2041	1,097	1,176		4.50%, 06/01/2039	207	223
4.00%, 02/01/2041	684	734		4.50%, 07/01/2039	250	277
4.00%, 02/01/2041	432	463		4.50%, 07/01/2039	547	590
4.00%, 02/01/2041	646	694		4.50%, 07/01/2039	535	592
4.00%, 03/01/2041	647	694		4.50%, 08/01/2039	265	294
4.00%, 03/01/2041	316	339		4.50%, 09/01/2039	271	293
4.00%, 08/01/2041	195	209		4.50%, 10/01/2039	557	600
4.00%, 09/01/2041	1,255	1,346		4.50%, 10/01/2039	940	1,013
4.00%, 09/01/2041	1,276	1,369		4.50%, 12/01/2039	210	226
4.00%, 10/01/2041	615	660		4.50%, 12/01/2039	293	316
4.00%, 10/01/2041	122	131		4.50%, 12/01/2039	488	539
4.00%, 10/01/2041	1,405	1,508		4.50%, 12/01/2039	280	314
4.00%, 11/01/2041	234	252		4.50%, 12/01/2039	590	662
4.00%, 11/01/2041	1,001	1,074		4.50%, 01/01/2040	609	683
4.00%, 11/01/2041	693	743		4.50%, 02/01/2040	261	289
4.00%, 11/01/2041	564	605		4.50%, 02/01/2040	423	469
4.00%, 12/01/2041	3,900	4,178		4.50%, 03/01/2040	38	42
4.00%, 12/01/2041	566	607		4.50%, 03/01/2040	331	357

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 04/01/2040	$658	$711		5.00%, 07/01/2035	$540	$587
4.50%, 05/01/2040	273	303		5.00%, 09/01/2035	113	122
4.50%, 05/01/2040	241	260		5.00%, 10/01/2035	287	312
4.50%, 05/01/2040	1,286	1,413		5.00%, 01/01/2036	543	592
4.50%, 05/01/2040	916	990		5.00%, 03/01/2036	536	584
4.50%, 06/01/2040	258	286		5.00%, 03/01/2036	1,169	1,273
4.50%, 07/01/2040	272	301		5.00%, 07/01/2036	587	641
4.50%, 08/01/2040	447	483		5.00%, 02/01/2037	48	52
4.50%, 09/01/2040	395	427		5.00%, 04/01/2037	12	13
4.50%, 09/01/2040	234	252		5.00%, 07/01/2037	171	186
4.50%, 09/01/2040	205	221		5.00%, 02/01/2038	1,356	1,473
4.50%, 09/01/2040	1,419	1,534		5.00%, 04/01/2038	256	277
4.50%, 10/01/2040	49	53		5.00%, 06/01/2038	72	78
4.50%, 10/01/2040	1,140	1,232		5.00%, 01/01/2039	313	348
4.50%, 12/01/2040	236	255		5.00%, 02/01/2039	473	534
4.50%, 03/01/2041	383	414		5.00%, 03/01/2039	267	289
4.50%, 03/01/2041	266	288		5.00%, 04/01/2039	221	242
4.50%, 04/01/2041	337	364		5.00%, 04/01/2039	327	362
4.50%, 05/01/2041	558	604		5.00%, 04/01/2039	523	579
4.50%, 06/01/2041	274	296		5.00%, 07/01/2039	425	472
4.50%, 06/01/2041	1,251	1,355		5.00%, 10/01/2039	369	410
4.50%, 06/01/2041	550	595		5.00%, 12/01/2039	252	285
4.50%, 07/01/2041	616	667		5.00%, 12/01/2039	638	702
4.50%, 07/01/2041	307	332		5.00%, 01/01/2040	505	569
4.50%, 07/01/2041	308	339		5.00%, 02/01/2040	564	639
4.50%, 08/01/2041	575	622		5.00%, 05/01/2040	237	259
4.50%, 09/01/2041	579	627		5.00%, 06/01/2040	43	47
4.50%, 10/01/2041	588	637		5.00%, 06/01/2040	164	179
4.50%, 11/01/2041	586	634		5.00%, 06/01/2040	597	653
4.50%, 11/01/2041	597	646		5.00%, 06/01/2040	523	581
4.50%, 11/01/2041	579	627		5.00%, 08/01/2040	762	833
4.50%, 12/01/2041	577	625		5.00%, 08/01/2040	267	292
4.50%, 12/01/2042(e)	4,000	4,311		5.00%, 08/01/2040	230	254
4.53%, 04/01/2038(a)	99	107		5.00%, 11/01/2040	320	349
5.00%, 02/01/2013	1	1		5.00%, 04/01/2041	252	274
5.00%, 04/01/2014	19	19		5.00%, 05/01/2041	350	381
5.00%, 12/01/2017	36	40		5.00%, 05/01/2041	423	463
5.00%, 04/01/2018	5	6		5.00%, 05/01/2041	300	330
5.00%, 06/01/2018	919	998		5.00%, 05/01/2041	426	465
5.00%, 11/01/2018	32	34		5.00%, 12/01/2041(e)	2,500	2,710
5.00%, 06/01/2019	213	232		5.36%, 06/01/2037(a)	247	270
5.00%, 07/01/2019	221	240		5.41%, 01/01/2036(a)	129	140
5.00%, 11/01/2021	95	104		5.50%, 02/01/2014	43	47
5.00%, 02/01/2023	118	128		5.50%, 02/01/2015	105	113
5.00%, 07/01/2023	21	23		5.50%, 01/01/2017	223	240
5.00%, 12/01/2023	54	59		5.50%, 05/01/2019	49	52
5.00%, 12/01/2023	128	139		5.50%, 01/01/2021	45	48
5.00%, 01/01/2024	307	337		5.50%, 05/01/2021	59	64
5.00%, 01/01/2024	122	133		5.50%, 10/01/2021	50	54
5.00%, 07/01/2024	92	101		5.50%, 11/01/2022	85	92
5.00%, 12/01/2026(e)	1,000	1,084		5.50%, 02/01/2023	91	99
5.00%, 04/01/2029	191	207		5.50%, 07/01/2023	87	95
5.00%, 03/01/2030	264	286		5.50%, 12/01/2023	66	72
5.00%, 08/01/2030	327	361		5.50%, 01/01/2025	369	401
5.00%, 05/01/2033	171	187		5.50%, 05/01/2025	385	417
5.00%, 05/01/2033	110	120		5.50%, 08/01/2027	26	29
5.00%, 07/01/2033	888	969		5.50%, 06/01/2028	112	122
5.00%, 08/01/2033	38	42		5.50%, 09/01/2028	35	38
5.00%, 09/01/2033	439	478		5.50%, 01/01/2029	68	74
5.00%, 11/01/2033	449	489		5.50%, 12/01/2029	219	238
5.00%, 02/01/2034	58	64		5.50%, 06/01/2033	140	154
5.00%, 03/01/2034	79	86		5.50%, 04/01/2034	511	562
5.00%, 05/01/2034	601	653		5.50%, 04/01/2034	658	724
5.00%, 02/01/2035	539	590		5.50%, 04/01/2034	349	385
5.00%, 03/01/2035	57	62		5.50%, 05/01/2034	371	408
5.00%, 04/01/2035	99	107		5.50%, 06/01/2034	16	18
5.00%, 06/01/2035	1,166	1,274		5.50%, 11/01/2034	299	327
5.00%, 07/01/2035	59	64		5.50%, 01/01/2035	73	80
5.00%, 07/01/2035	204	222		5.50%, 01/01/2035	362	396

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 03/01/2035	$151	$166		6.00%, 12/01/2033	$130	$145
5.50%, 04/01/2035	205	225		6.00%, 10/01/2034	250	280
5.50%, 04/01/2035	19	21		6.00%, 12/01/2034	97	108
5.50%, 08/01/2035	112	122		6.00%, 01/01/2035	355	396
5.50%, 09/01/2035	27	29		6.00%, 07/01/2035	1,095	1,227
5.50%, 10/01/2035	36	40		6.00%, 07/01/2035	367	411
5.50%, 10/01/2035	25	28		6.00%, 10/01/2035	331	367
5.50%, 12/01/2035	139	152		6.00%, 05/01/2036	33	38
5.50%, 01/01/2036	62	68		6.00%, 05/01/2036	53	59
5.50%, 04/01/2036	368	404		6.00%, 06/01/2036	254	279
5.50%, 04/01/2036	28	30		6.00%, 11/01/2036	54	59
5.50%, 05/01/2036	2,057	2,249		6.00%, 12/01/2036	858	942
5.50%, 07/01/2036	212	232		6.00%, 02/01/2037	384	424
5.50%, 08/01/2036	434	475		6.00%, 02/01/2037	128	140
5.50%, 09/01/2036	230	252		6.00%, 03/01/2037	275	303
5.50%, 09/01/2036	556	611		6.00%, 03/01/2037	868	955
5.50%, 11/01/2036	113	123		6.00%, 06/01/2037	155	171
5.50%, 11/01/2036	181	196		6.00%, 07/01/2037	92	101
5.50%, 01/01/2037	247	270		6.00%, 07/01/2037	76	83
5.50%, 02/01/2037	16	17		6.00%, 09/01/2037	419	461
5.50%, 02/01/2037	428	474		6.00%, 10/01/2037	46	51
5.50%, 05/01/2037	199	220		6.00%, 11/01/2037	10	11
5.50%, 06/01/2037	29	31		6.00%, 11/01/2037	9	10
5.50%, 07/01/2037	43	46		6.00%, 11/01/2037	69	76
5.50%, 07/01/2037	52	56		6.00%, 11/01/2037	93	103
5.50%, 08/01/2037	33	36		6.00%, 12/01/2037	53	58
5.50%, 01/01/2038	75	81		6.00%, 12/01/2037	148	163
5.50%, 01/01/2038	89	96		6.00%, 01/01/2038	197	217
5.50%, 02/01/2038	591	646		6.00%, 01/01/2038	144	159
5.50%, 02/01/2038	233	255		6.00%, 02/01/2038	7	7
5.50%, 03/01/2038	221	251		6.00%, 02/01/2038	74	82
5.50%, 03/01/2038	189	206		6.00%, 03/01/2038	99	111
5.50%, 05/01/2038	135	147		6.00%, 05/01/2038	117	129
5.50%, 05/01/2038	518	563		6.00%, 05/01/2038	23	25
5.50%, 06/01/2038	33	36		6.00%, 05/01/2038	446	490
5.50%, 06/01/2038	36	39		6.00%, 05/01/2038	141	155
5.50%, 07/01/2038	209	231		6.00%, 05/01/2038	792	871
5.50%, 07/01/2038	157	171		6.00%, 05/01/2038	45	51
5.50%, 08/01/2038	5	5		6.00%, 05/01/2038	21	24
5.50%, 09/01/2038	59	64		6.00%, 08/01/2038	189	208
5.50%, 10/01/2038	28	30		6.00%, 09/01/2038	541	594
5.50%, 11/01/2038	142	154		6.00%, 09/01/2038	8	9
5.50%, 11/01/2038	133	144		6.00%, 10/01/2038	101	110
5.50%, 11/01/2038	122	132		6.00%, 10/01/2038	392	430
5.50%, 11/01/2038	192	208		6.00%, 12/01/2038	96	106
5.50%, 11/01/2038	1,687	1,834		6.00%, 10/01/2039	273	299
5.50%, 12/01/2038	162	178		6.00%, 04/01/2040	550	604
5.50%, 12/01/2038	98	107		6.00%, 09/01/2040	184	202
5.50%, 12/01/2038	252	275		6.00%, 10/01/2040	612	673
5.50%, 01/01/2039	139	151		6.00%, 12/01/2041(e)	1,000	1,096
5.50%, 04/01/2039	111	120		6.50%, 06/01/2016	5	6
5.50%, 07/01/2039	645	705		6.50%, 12/01/2016	121	129
5.50%, 09/01/2039	263	285		6.50%, 01/01/2017	1	1
5.50%, 10/01/2039	126	138		6.50%, 05/01/2018	3	3
5.50%, 12/01/2039	221	242		6.50%, 07/01/2020	29	32
5.50%, 12/01/2039	489	551		6.50%, 12/01/2031	5	6
5.50%, 06/01/2040	111	122		6.50%, 03/01/2032	24	29
5.50%, 07/01/2040	208	228		6.50%, 07/01/2032	55	63
5.50%, 12/01/2041(e)	3,000	3,261		6.50%, 11/01/2033	71	84
6.00%, 01/01/2014	6	6		6.50%, 08/01/2034	184	212
6.00%, 01/01/2016	27	28		6.50%, 09/01/2034	181	206
6.00%, 10/01/2016	5	6		6.50%, 10/01/2034	46	54
6.00%, 06/01/2017	227	240		6.50%, 07/01/2037	85	97
6.00%, 06/01/2017	22	24		6.50%, 07/01/2037	63	71
6.00%, 11/01/2017	38	38		6.50%, 08/01/2037	264	297
6.00%, 05/01/2024	120	121		6.50%, 09/01/2037	40	45
6.00%, 12/01/2032	202	226		6.50%, 10/01/2037	1,015	1,146
6.00%, 01/01/2033	53	60		6.50%, 11/01/2037	528	595
6.00%, 10/01/2033	53	59		6.50%, 11/01/2037	51	58

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
6.50%, 12/01/2037	$33	$40
				4.00%, 01/15/2041	$285	$312
6.50%, 01/01/2038	130	155		4.00%, 01/15/2041	338	370
6.50%, 02/01/2038	67	76
6.50%, 03/01/2038	32	36		4.00%, 01/20/2041	779	857
				4.00%, 05/15/2041	383	422
6.50%, 03/01/2038	494	557		4.00%, 05/15/2041	283	309
6.50%, 05/01/2038	848	958
6.50%, 05/01/2038	143	162		4.00%, 05/15/2041	49	53
				4.00%, 06/15/2041	79	86
6.50%, 09/01/2038	101	114		4.00%, 07/15/2041	384	420
6.50%, 01/01/2039	393	469		4.00%, 07/15/2041	540	591
6.50%, 05/01/2039	472	532		4.00%, 07/20/2041(a)	261	280
6.50%, 10/01/2039	172	194
6.50%, 12/01/2041(e)	1,500	1,678		4.00%, 07/20/2041	305	334
7.00%, 12/01/2037	208	248		4.00%, 08/15/2041	237	259
				4.00%, 09/15/2041	702	768
7.00%, 12/01/2037	212	253		4.00%, 09/20/2041	64	70
7.50%, 05/01/2031	68	83		4.00%, 10/15/2041	313	343
		$228,138		4.00%, 10/15/2041	416	459
Government National Mortgage Association (GNMA) - 7.71%				4.00%, 11/20/2041	1,323	1,443
				4.00%, 12/01/2041(e)	1,100	1,204
2.50%, 09/20/2027	989	1,046		4.00%, 12/15/2041	597	654
2.50%, 11/20/2040	326	342		4.00%, 12/15/2041	961	1,053
2.50%, 12/20/2040	188	199		4.00%, 12/20/2041	507	553
2.50%, 02/20/2042(a)	573	605
				4.00%, 01/20/2042	1,146	1,249
3.00%, 04/15/2027	706	754		4.00%, 02/20/2042	2,375	2,589
3.00%, 09/20/2027	990	1,058		4.00%, 03/20/2042	2,668	2,908
3.00%, 02/20/2041(a)	490	521
3.00%, 11/20/2041(a)	831	886		4.00%, 04/15/2042	2	3
3.00%, 02/20/2042(a)	688	734		4.00%, 12/01/2042	700	763
3.00%, 04/20/2042(a)	1,666	1,780		4.50%, 04/20/2026	124	135
3.00%, 07/20/2042(a)	969	1,036		4.50%, 06/15/2034	11	12
3.00%, 12/01/2042	1,600	1,707		4.50%, 03/15/2039	277	306
3.00%, 12/01/2042(e)	700	747		4.50%, 03/15/2039	346	378
				4.50%, 03/20/2039	541	594
3.50%, 12/15/2025	112	120		4.50%, 05/15/2039	246	270
3.50%, 05/15/2026	168	180		4.50%, 05/15/2039	428	475
3.50%, 03/20/2027	345	370		4.50%, 05/15/2039	256	281
3.50%, 04/20/2027	695	744		4.50%, 05/15/2039	239	262
3.50%, 07/20/2040	169	181		4.50%, 06/15/2039	839	928
3.50%, 01/20/2041	457	499		4.50%, 07/15/2039	206	225
3.50%, 03/20/2041(a)	221	236
				4.50%, 11/15/2039	1,516	1,667
3.50%, 11/15/2041	337	368		4.50%, 11/15/2039	201	220
3.50%, 11/20/2041	138	150		4.50%, 12/15/2039	515	570
3.50%, 12/01/2041(e)	1,000	1,089
				4.50%, 01/15/2040	587	650
3.50%, 01/15/2042	350	381		4.50%, 02/15/2040	105	115
3.50%, 01/20/2042	631	689		4.50%, 02/15/2040	97	106
3.50%, 02/15/2042	710	774		4.50%, 02/15/2040	312	341
3.50%, 02/15/2042	719	790		4.50%, 02/15/2040	208	229
3.50%, 02/20/2042	610	666		4.50%, 02/15/2040	223	245
3.50%, 03/15/2042	689	751		4.50%, 02/15/2040	153	168
3.50%, 03/20/2042	705	770		4.50%, 03/15/2040	587	643
3.50%, 04/20/2042	1,423	1,553		4.50%, 05/15/2040	211	232
3.50%, 05/20/2042	2,996	3,270		4.50%, 06/15/2040	334	367
3.50%, 06/20/2042	2,937	3,205		4.50%, 06/15/2040	271	298
3.50%, 07/20/2042	789	861		4.50%, 07/15/2040	229	250
3.50%, 08/20/2042	198	216		4.50%, 07/15/2040	288	316
3.50%, 12/01/2042	4,500	4,906		4.50%, 08/15/2040	412	453
4.00%, 08/15/2024	180	194		4.50%, 08/15/2040	332	365
4.00%, 12/15/2024	181	195		4.50%, 08/15/2040	303	332
4.00%, 11/15/2025	118	127		4.50%, 08/15/2040	361	400
4.00%, 05/15/2026	163	175		4.50%, 09/15/2040	418	459
4.00%, 06/15/2039	86	95		4.50%, 09/15/2040	308	341
4.00%, 07/20/2040	344	376		4.50%, 10/15/2040	352	390
4.00%, 08/15/2040	243	267		4.50%, 12/15/2040	215	236
4.00%, 09/15/2040	330	367		4.50%, 01/20/2041	381	425
4.00%, 09/15/2040	280	309		4.50%, 01/20/2041	397	439
4.00%, 10/15/2040	331	368		4.50%, 02/20/2041	501	553
4.00%, 11/15/2040	370	407		4.50%, 02/20/2041	380	424
4.00%, 11/15/2040	57	63		4.50%, 03/15/2041	229	251
4.00%, 11/20/2040	241	265		4.50%, 03/20/2041	381	425
4.00%, 12/20/2040	335	370		4.50%, 03/20/2041	273	301
4.00%, 01/15/2041	810	887		4.50%, 04/15/2041	610	667

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)(continued)				Government National Mortgage Association (GNMA)(continued)
4.50%, 04/15/2041	$271	$296		5.50%, 01/15/2024	$86	$93
4.50%, 04/20/2041	560	614		5.50%, 11/15/2033	223	247
4.50%, 05/15/2041	312	343		5.50%, 03/15/2034	90	99
4.50%, 05/15/2041	345	382		5.50%, 04/15/2034	99	109
4.50%, 06/15/2041	365	399		5.50%, 07/15/2034	73	80
4.50%, 06/20/2041	622	685		5.50%, 11/15/2034	330	368
4.50%, 07/15/2041	261	286		5.50%, 02/15/2035	183	202
4.50%, 07/20/2041	3,216	3,539		5.50%, 03/15/2036	131	144
4.50%, 08/20/2041	489	539		5.50%, 04/15/2036	184	202
4.50%, 09/20/2041	293	324		5.50%, 12/15/2036	114	126
4.50%, 11/20/2041	1,592	1,753		5.50%, 04/15/2037	354	389
4.50%, 12/01/2041(e)	800	871		5.50%, 05/15/2038	223	246
4.50%, 12/20/2041	313	346		5.50%, 06/15/2038	192	212
4.50%, 01/20/2042	2,250	2,483		5.50%, 06/15/2038	478	526
4.50%, 02/20/2042	1,227	1,354		5.50%, 10/20/2038	545	599
4.50%, 03/20/2042	325	359		5.50%, 11/15/2038	225	248
4.50%, 04/20/2042	685	756		5.50%, 12/20/2038	219	241
5.00%, 12/15/2032	7	8		5.50%, 01/15/2039	414	455
5.00%, 08/15/2033	452	492		5.50%, 01/15/2039	70	77
5.00%, 02/15/2034	505	554		5.50%, 01/15/2039	191	210
5.00%, 08/15/2035	339	372		5.50%, 01/15/2039	638	704
5.00%, 02/15/2038	7	7		5.50%, 02/15/2039	198	217
5.00%, 05/15/2038	355	386		5.50%, 05/15/2039	55	61
5.00%, 06/15/2038	9	9		5.50%, 12/15/2039	281	309
5.00%, 06/20/2038	446	487		5.50%, 07/20/2040	223	245
5.00%, 10/15/2038	235	256		5.50%, 11/15/2040	163	179
5.00%, 03/15/2039	778	849		5.50%, 04/20/2041	555	610
5.00%, 05/15/2039	125	136		5.50%, 10/20/2041	564	620
5.00%, 06/15/2039	265	295		5.50%, 11/20/2041	601	662
5.00%, 06/15/2039	291	326		6.00%, 07/20/2028	1	2
5.00%, 06/20/2039	394	434		6.00%, 07/15/2032	7	8
5.00%, 07/15/2039	234	261		6.00%, 12/15/2032	10	11
5.00%, 07/15/2039	255	279		6.00%, 10/15/2034	217	244
5.00%, 07/15/2039	275	301		6.00%, 04/15/2035	180	202
5.00%, 07/15/2039	293	328		6.00%, 04/15/2036	111	125
5.00%, 08/15/2039	271	302		6.00%, 06/15/2036	315	353
5.00%, 09/15/2039	282	308		6.00%, 04/15/2037	392	441
5.00%, 09/15/2039	281	313		6.00%, 05/15/2037	250	280
5.00%, 09/15/2039	284	314		6.00%, 10/20/2037	569	638
5.00%, 09/15/2039	140	153		6.00%, 11/20/2037	215	241
5.00%, 11/15/2039	294	330		6.00%, 01/15/2038	266	299
5.00%, 12/15/2039	641	699		6.00%, 01/15/2038	141	158
5.00%, 02/15/2040	304	341		6.00%, 08/15/2038	163	183
5.00%, 02/15/2040	399	437		6.00%, 10/15/2038	64	72
5.00%, 02/15/2040	294	330		6.00%, 11/15/2038	399	448
5.00%, 04/15/2040	227	249		6.00%, 12/15/2038	194	218
5.00%, 05/15/2040	286	312		6.00%, 09/15/2039	565	635
5.00%, 05/15/2040	218	239		6.00%, 09/15/2039	308	349
5.00%, 05/20/2040	102	113		6.00%, 04/15/2040	49	55
5.00%, 06/15/2040	115	126		6.00%, 12/15/2040	186	209
5.00%, 06/15/2040	488	532		6.00%, 12/01/2041(e)	1,200	1,346
5.00%, 06/15/2040	714	780		6.00%, 01/20/2042	617	692
5.00%, 06/15/2040	270	295		6.50%, 05/15/2023	4	4
5.00%, 06/20/2040	479	529		6.50%, 10/20/2028	6	7
5.00%, 07/15/2040	230	251		6.50%, 05/20/2029	4	5
5.00%, 07/20/2040	488	541		6.50%, 02/20/2032	3	3
5.00%, 01/20/2041	249	275		6.50%, 05/20/2032	36	43
5.00%, 02/20/2041	605	671		6.50%, 05/15/2037	290	332
5.00%, 05/20/2041	578	638		6.50%, 08/20/2038	174	199
5.00%, 06/20/2041	153	168		6.50%, 09/15/2038	218	251
5.00%, 07/20/2041	239	263		7.00%, 01/15/2028	5	6
5.00%, 08/20/2041	1,784	1,970		7.00%, 03/15/2029	9	11
5.00%, 10/20/2041	210	232		7.00%, 07/15/2031	5	6
5.00%, 11/20/2041	599	660		8.00%, 08/20/2029	2	2
5.00%, 12/20/2041	518	572				$128,177
5.00%, 02/20/2042	565	624
5.00%, 04/20/2042	718	793		U.S. Treasury - 35.89%
5.00%, 12/01/2042	2,200	2,403		0.13%, 12/31/2013	2,634	2,632
5.50%, 06/15/2014	2	2		0.13%, 07/31/2014	3,500	3,493

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)				U.S. Treasury (continued)
0.25%, 11/30/2013	$3,714	$3,716		1.50%, 03/31/2019	$2,971	$3,082
0.25%, 01/31/2014	2,228	2,229		1.63%, 08/15/2022	6,928	6,964
0.25%, 02/28/2014	2,971	2,972		1.75%, 01/31/2014	2,823	2,873
0.25%, 03/31/2014	2,971	2,972		1.75%, 03/31/2014	5,955	6,075
0.25%, 04/30/2014	5,914	5,915		1.75%, 07/31/2015	2,432	2,524
0.25%, 05/31/2014	4,000	4,001		1.75%, 05/31/2016	4,132	4,326
0.25%, 06/30/2014	3,000	3,000		1.75%, 10/31/2018	2,786	2,937
0.25%, 08/31/2014	4,160	4,160		1.75%, 05/15/2022	2,796	2,853
0.25%, 09/15/2014	1,411	1,411		1.88%, 02/28/2014	1,828	1,866
0.25%, 09/30/2014	2,000	2,000		1.88%, 04/30/2014	3,337	3,414
0.25%, 10/31/2014	7,000	7,000		1.88%, 06/30/2015	1,945	2,024
0.25%, 12/15/2014	1,857	1,856		1.88%, 08/31/2017	3,268	3,466
0.25%, 01/15/2015	3,132	3,130		1.88%, 09/30/2017	1,917	2,033
0.25%, 02/15/2015	3,747	3,745		1.88%, 10/31/2017	1,656	1,758
0.25%, 05/15/2015	3,000	2,997		2.00%, 11/30/2013	1,040	1,058
0.25%, 07/15/2015	2,280	2,277		2.00%, 01/31/2016	1,486	1,562
0.25%, 08/15/2015	3,000	2,995		2.00%, 04/30/2016	2,315	2,442
0.25%, 09/15/2015	3,000	2,995		2.00%, 11/15/2021	4,511	4,732
0.25%, 10/15/2015	4,600	4,591		2.00%, 02/15/2022	3,831	4,006
0.38%, 11/15/2014	2,971	2,978		2.13%, 11/30/2014	3,098	3,212
0.38%, 03/15/2015	2,971	2,978		2.13%, 05/31/2015	2,533	2,647
0.38%, 04/15/2015	6,723	6,737		2.13%, 12/31/2015	527	556
0.38%, 06/15/2015	3,000	3,006		2.13%, 02/29/2016	2,228	2,355
0.50%, 11/15/2013	2,359	2,365		2.13%, 08/15/2021	4,784	5,081
0.50%, 08/15/2014	1,486	1,492		2.25%, 05/31/2014	1,857	1,913
0.50%, 10/15/2014	1,485	1,492		2.25%, 01/31/2015	3,020	3,148
0.50%, 07/31/2017	3,300	3,290		2.25%, 03/31/2016	1,466	1,557
0.63%, 07/15/2014	5,486	5,519		2.25%, 11/30/2017	1,176	1,270
0.63%, 05/31/2017	3,560	3,575		2.25%, 07/31/2018	143	155
0.63%, 08/31/2017	5,600	5,614		2.38%, 08/31/2014	3,820	3,961
0.63%, 09/30/2017	2,700	2,704		2.38%, 09/30/2014	6,799	7,062
0.75%, 12/15/2013	1,209	1,215		2.38%, 10/31/2014	3,603	3,747
0.75%, 06/15/2014	2,600	2,620		2.38%, 02/28/2015	3,930	4,114
0.75%, 06/30/2017	3,240	3,269		2.38%, 07/31/2017	1,501	1,625
0.75%, 10/31/2017	3,604	3,630		2.38%, 05/31/2018	505	550
0.88%, 11/30/2016	3,343	3,398		2.38%, 06/30/2018	1,114	1,214
0.88%, 12/31/2016	3,915	3,978		2.50%, 03/31/2015	3,343	3,515
0.88%, 01/31/2017	2,228	2,264		2.50%, 04/30/2015	3,507	3,693
0.88%, 02/28/2017	3,471	3,527		2.50%, 06/30/2017	1,411	1,536
0.88%, 04/30/2017	6,236	6,331		2.63%, 06/30/2014	3,031	3,144
0.88%, 07/31/2019	3,500	3,480		2.63%, 07/31/2014	3,458	3,594
1.00%, 01/15/2014	3,751	3,783		2.63%, 12/31/2014	3,759	3,943
1.00%, 05/15/2014	1,114	1,126		2.63%, 02/29/2016	483	518
1.00%, 08/31/2016	2,551	2,605		2.63%, 04/30/2016	1,405	1,511
1.00%, 09/30/2016	2,971	3,035		2.63%, 01/31/2018	1,114	1,226
1.00%, 10/31/2016	3,714	3,794		2.63%, 04/30/2018	463	510
1.00%, 03/31/2017	3,857	3,936		2.63%, 08/15/2020	3,698	4,096
1.00%, 06/30/2019	2,650	2,659		2.63%, 11/15/2020	5,567	6,163
1.00%, 08/31/2019	2,500	2,503		2.75%, 11/30/2016	1,663	1,813
1.00%, 09/30/2019	2,700	2,701		2.75%, 05/31/2017	1,842	2,024
1.13%, 05/31/2019	3,000	3,037		2.75%, 12/31/2017	2,377	2,629
1.25%, 02/15/2014	3,387	3,428		2.75%, 02/28/2018	371	411
1.25%, 03/15/2014	3,136	3,177		2.75%, 02/15/2019	9,297	10,358
1.25%, 04/15/2014	4,530	4,593		2.75%, 08/15/2042	1,233	1,223
1.25%, 08/31/2015	2,294	2,353		2.88%, 03/31/2018	1,328	1,481
1.25%, 09/30/2015	3,634	3,729		3.00%, 08/31/2016	1,486	1,627
1.25%, 10/31/2015	4,702	4,827		3.00%, 09/30/2016	996	1,093
1.25%, 01/31/2019	1,828	1,872		3.00%, 02/28/2017	3,433	3,793
1.25%, 04/30/2019	2,714	2,771		3.00%, 05/15/2042	3,435	3,593
1.25%, 10/31/2019	5,000	5,079		3.13%, 10/31/2016	3,726	4,111
1.38%, 11/30/2015	2,390	2,463		3.13%, 01/31/2017	1,813	2,009
1.38%, 09/30/2018	1,857	1,918		3.13%, 04/30/2017	1,768	1,968
1.38%, 11/30/2018	884	912		3.13%, 05/15/2019	3,385	3,858
1.38%, 12/31/2018	743	766		3.13%, 05/15/2021	3,194	3,660
1.38%, 02/28/2019	2,228	2,297		3.13%, 11/15/2041	2,619	2,812
1.50%, 12/31/2013	1,605	1,627		3.13%, 02/15/2042	3,305	3,546
1.50%, 06/30/2016	2,936	3,049		3.25%, 05/31/2016	1,619	1,779
1.50%, 07/31/2016	2,897	3,011		3.25%, 06/30/2016	743	818
1.50%, 08/31/2018	3,106	3,231		3.25%, 07/31/2016	1,486	1,639

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)				U.S. Treasury (continued)
3.25%, 12/31/2016	$1,370	$1,523		8.88%, 02/15/2019	$201	$298
3.25%, 03/31/2017	1,404	1,568		9.25%, 02/15/2016	3,827	4,909
3.38%, 11/15/2019	4,154	4,818		9.88%, 11/15/2015	186	238
3.50%, 02/15/2018	2,563	2,933		10.63%, 08/15/2015	961	1,227
3.50%, 05/15/2020	3,618	4,240				$596,967
3.50%, 02/15/2039	2,632	3,047		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.63%, 08/15/2019	2,911	3,418		OBLIGATIONS		$1,079,743
3.63%, 02/15/2020	5,014	5,909			Maturity
3.63%, 02/15/2021	3,595	4,262		REPURCHASE AGREEMENTS - 4.87%	Amount (000's)	Value (000's)
3.75%, 11/15/2018	2,103	2,464
3.75%, 08/15/2041	3,135	3,777		Banks - 4.87%
3.88%, 05/15/2018	2,858	3,342		Investment in Joint Trading Account; Credit	$17,053	$17,052
3.88%, 08/15/2040	1,316	1,620		Suisse Repurchase Agreement; 0.21%
4.00%, 02/15/2014	7,404	7,738		dated 11/30/2012 maturing 12/03/2012
4.00%, 02/15/2015	3,241	3,505		(collateralized by US Government
4.00%, 08/15/2018	924	1,093		Securities; $17,393,354; 4.50% - 9.00%;
4.13%, 05/15/2015	750	820		dated 11/15/18 - 08/15/39)
4.25%, 11/15/2013	6,120	6,354		Investment in Joint Trading Account; Deutsche	14,921	14,921
4.25%, 08/15/2014	3,947	4,215		Bank Repurchase Agreement; 0.24% dated
4.25%, 11/15/2014	955	1,028		11/30/2012 maturing 12/03/2012
4.25%, 08/15/2015	1,634	1,807		(collateralized by US Government
4.25%, 11/15/2017	1,537	1,809		Securities; $15,219,184; 0.38% - 7.13%;
4.25%, 05/15/2039	780	1,019		dated 02/27/13 - 08/06/38)
4.25%, 11/15/2040	3,137	4,102		Investment in Joint Trading Account; JP	22,382	22,381
4.38%, 11/15/2039	2,593	3,452		Morgan Repurchase Agreement; 0.21%
4.38%, 05/15/2040	2,561	3,413		dated 11/30/2012 maturing 12/03/2012
4.38%, 05/15/2041	3,375	4,502		(collateralized by US Government
4.50%, 11/15/2015	586	657		Securities; $22,828,777; 0.88% - 1.88%;
4.50%, 02/15/2016	551	624		dated 06/30/15 - 02/28/17)
4.50%, 05/15/2017	371	436		Investment in Joint Trading Account; Merrill	26,645	26,644
4.50%, 02/15/2036	4,537	6,097		Lynch Repurchase Agreement; 0.20%
4.50%, 05/15/2038	319	430		dated 11/30/2012 maturing 12/03/2012
4.50%, 08/15/2039	1,987	2,694		(collateralized by US Government
4.63%, 11/15/2016	1,337	1,555		Securities; $27,177,116; 0.00% - 9.38%;
4.63%, 02/15/2017	891	1,044		dated 01/02/13 - 11/07/36)
4.63%, 02/15/2040	1,820	2,516				$80,998
4.75%, 05/15/2014	3,704	3,946		TOTAL REPURCHASE AGREEMENTS		$80,998
4.75%, 08/15/2017	2,524	3,014		Total Investments		$1,717,463
4.75%, 02/15/2041	1,771	2,499		Liabilities in Excess of Other Assets, Net - (3.25)%		$(54,067)
4.88%, 08/15/2016	2,228	2,592		TOTAL NET ASSETS - 100.00%		$1,663,396
5.00%, 05/15/2037	3,993	5,757
5.13%, 05/15/2016	669	777
5.25%, 11/15/2028	565	796		(a)	Variable Rate. Rate shown is in effect at November 30, 2012.
5.25%, 02/15/2029	483	682		(b)	Fair value is determined in accordance with procedures established in
5.38%, 02/15/2031	2,831	4,129		good faith by the Board of Directors. At the end of the period, the fair
6.00%, 02/15/2026	1,815	2,670		value of these securities totaled $988 or 0.06% of net assets.
6.13%, 11/15/2027	2,369	3,587		(c)	Security exempt from registration under Rule 144A of the Securities Act of
6.13%, 08/15/2029	360	557		1933. These securities may be resold in transactions exempt from
6.25%, 08/15/2023	966	1,403		registration, normally to qualified institutional buyers. Unless otherwise
6.25%, 05/15/2030	1,867	2,947		indicated, these securities are not considered illiquid. At the end of the
6.38%, 08/15/2027	660	1,019		period, the value of these securities totaled $8,511 or 0.51% of net assets.
6.50%, 11/15/2026	3,028	4,679		(d) Non-Income Producing Security
6.63%, 02/15/2027	817	1,280		(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.75%, 08/15/2026	594	934		Notes to Financial Statements for additional information.
6.88%, 08/15/2025	836	1,308
7.25%, 05/15/2016	2,160	2,667
7.25%, 08/15/2022	957	1,458
7.50%, 11/15/2016	3,424	4,366
7.50%, 11/15/2024	223	360
7.63%, 11/15/2022	585	916
7.63%, 02/15/2025	1,087	1,780
7.88%, 02/15/2021	371	565
8.00%, 11/15/2021	411	642
8.13%, 08/15/2019	116	170
8.50%, 02/15/2020	223	339
8.75%, 05/15/2017	3,372	4,592
8.75%, 05/15/2020	1,236	1,918
8.75%, 08/15/2020	223	349
8.88%, 08/15/2017	1,500	2,079

See accompanying notes.

Schedule of Investments Bond Market Index Fund November 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Government	43.68%
Mortgage Securities	30.86%
Financial	12.94%
Consumer, Non-cyclical	3.19%
Communications	2.96%
Energy	2.54%
Utilities	1.74%
Industrial	1.21%
Consumer, Cyclical	1.06%
Basic Materials	1.05%
Technology	0.69%
Revenue Bonds	0.50%
General Obligation Unltd	0.45%
Asset Backed Securities	0.32%
Insured	0.04%
General Obligation Ltd	0.02%
Investments Sold Short	(0.18)%
Liabilities in Excess of Other Assets, Net	(3.07)%
TOTAL NET ASSETS	100.00%

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.18)%	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) -(0.03)%

3.50%, 12/01/2027	$500	$526
Government National Mortgage Association (GNMA) -(0.15)%

5.00%, 12/01/2042	2,300	2,498
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY	$3,024
OBLIGATIONS (proceeds $3,030)

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2012 (unaudited)

COMMON STOCKS - 39.43%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 0.03%				Mining (continued)
Adecoagro SA (a)	49,686	$442		Detour Gold Corp (a)	31,987		$792
				Eldorado Gold Corp	130,478		1,885
				First Quantum Minerals Ltd	104,999		2,156
Beverages - 0.04%				Freeport-McMoRan Copper & Gold Inc	42,351		1,652
Fraser and Neave Ltd	72,000	556		Ivanplats Ltd (a)	65,900		311
				Kinross Gold Corp	99,085		999
Building Materials - 0.16%				Newcrest Mining Ltd	33,534		896
Indocement Tunggal Prakarsa Tbk PT	473,992	1,148		Northern Dynasty Minerals Ltd (a)	58,544		204
Semen Gresik Persero Tbk PT	692,835	1,068		Platinum Group Metals Ltd (a)	149,637		147
		$2,216		Randgold Resources Ltd ADR	21,407		2,298
				Rio Tinto PLC ADR	34,114		1,699
Chemicals - 0.10%				Silver Wheaton Corp	37,864		1,392
Mosaic Co/The	24,745	1,338		Southern Copper Corp	20,714		752
				Tahoe Resources Inc (a)	33,047		588
Coal - 0.15%							$23,077
Adaro Energy Tbk PT	4,882,138	681		Oil & Gas - 4.30%
Consol Energy Inc	46,228	1,449		Africa Oil Corp(a)	62,769		502
		$2,130		Anadarko Petroleum Corp	40,848		2,990
Commercial Services - 0.47%				Bankers Petroleum Ltd (a)	201,276		533
Abertis Infraestructuras SA	140,375	2,055		Berry Petroleum Co	25,627		797
DP World Ltd	127,400	1,551		Bonanza Creek Energy Inc (a)	30,744		729
Transurban Group	451,300	2,926		Carrizo Oil & Gas Inc (a)	42,492		882
		$6,532		Cheniere Energy Inc (a)	61,589		1,035
				Cimarex Energy Co	27,189		1,635
Electric - 1.17%				Cobalt International Energy Inc (a)	83,304		1,943
Consolidated Edison Inc	47,300	2,639		Concho Resources Inc (a)	35,212		2,826
DUET Group	669,262	1,501		Denbury Resources Inc (a)	136,060		2,099
Northeast Utilities	111,100	4,304		Energy XXI Bermuda Ltd	42,753		1,354
PG&E Corp	142,900	5,852		Ensco PLC	32,925		1,917
Spark Infrastructure Group	418,800	715		EOG Resources Inc	26,419		3,107
Transmissora Alianca de Energia Eletrica SA(b)	36,200	1,135		Far East Energy Corp (a)	309,779		32
				FX Energy Inc (a)	16,566		66
		$16,146		Helmerich & Payne Inc	23,845		1,245
				HollyFrontier Corp	50,031		2,268
Engineering & Construction - 0.45%				Kodiak Oil & Gas Corp (a)	148,592		1,275
Ferrovial SA	256,800	3,810		Kosmos Energy Ltd (a)	59,725		708
Flughafen Zuerich AG	5,300	2,343		Laredo Petroleum Holdings Inc (a)	36,512		694
		$6,153		Marathon Oil Corp	61,741		1,905
Gas - 2.52%				Marathon Petroleum Corp	23,363		1,391
Beijing Enterprises Holdings Ltd	223,300	1,439		MEG Energy Corp (a),(b),(c)	6,400		231
CenterPoint Energy Inc	133,500	2,634		MEG Energy Corp (a)	23,048		831
China Resources Gas Group Ltd	347,800	751		Newfield Exploration Co (a)	41,430		1,008
Hong Kong & China Gas Co Ltd	1,131,100	3,065		Noble Energy Inc	39,062		3,818
Keyera Corp	29,900	1,432		Occidental Petroleum Corp	20,459		1,539
National Grid PLC	813,404	9,194		OGX Petroleo e Gas Participacoes SA (a)	211,797		430
NiSource Inc	70,361	1,701		Oil Search Ltd	116,248		863
Sempra Energy	72,500	4,960		Pacific Rubiales Energy Corp	38,186		833
Snam SpA	654,600	2,898		PDC Energy Inc (a)	33,485		1,201
Southwest Gas Corp	48,600	2,038		QGEP Participacoes SA	46,300		288
Tokyo Gas Co Ltd	959,800	4,712		Quicksilver Resources Inc (a)	124,871		396
		$34,824		Range Resources Corp	18,936		1,212
				Rosetta Resources Inc (a)	42,138		1,894
Holding Companies - Diversified - 0.25%				Rowan Cos PLC (a)	52,344		1,661
Wharf Holdings Ltd	457,233	3,518		Royal Dutch Shell PLC ADR	26,741		1,791
				Sanchez Energy Corp (a)	43,180		789
Iron & Steel - 0.18%				Southwestern Energy Co (a)	53,338		1,851
Cliffs Natural Resources Inc	33,882	974		Suncor Energy Inc	78,096		2,547
Reliance Steel & Aluminum Co	27,888	1,573		Talisman Energy Inc	90,085		1,011
		$2,547		Tullow Oil PLC	82,304		1,817
				Whiting Petroleum Corp (a)	36,742		1,541
Lodging - 0.17%							$59,485
City Developments Ltd	250,000	2,399
				Oil & Gas Services - 1.70%
				Cameron International Corp (a)	74,397		4,014
Mining - 1.67%				Core Laboratories NV	10,146		1,047
African Rainbow Minerals Ltd	49,244	987		Dresser-Rand Group Inc (a)	35,917		1,897
Alacer Gold Corp (a)	130,087	592
				Dril-Quip Inc (a)	42,763		3,009
Alamos Gold Inc	79,337	1,494		FMC Technologies Inc (a)	37,576		1,535
B2Gold Corp (a)	180,751	630
				Halliburton Co	87,940		2,933
BHP Billiton Ltd ADR	31,381	2,261		Lufkin Industries Inc	22,827		1,250
Cia de Minas Buenaventura SA ADR	40,954	1,342

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				REITS (continued)
National Oilwell Varco Inc	43,013	$2,938		Campus Crest Communities Inc	40,571		$464
Schlumberger Ltd	47,227	3,382		Canadian Real Estate Investment Trust	43,575		1,823
Targa Resources Corp	29,000	1,453		Centro Retail Australia	950,144		2,162
		$23,458		Challenger Diversified Property Group (b)	317,682		828
Pipelines - 13.27%				Charter Hall Retail REIT	240,161		898
Access Midstream Partners LP (b)	153,420	5,368		Colonial Properties Trust	70,491		1,438
				CubeSmart	129,600		1,788
Buckeye Partners LP	75,455	3,792		CYS Investments Inc	48,497		620
Copano Energy LLC	82,650	2,606		DDR Corp	116,300		1,781
DCP Midstream Partners LP (b)	64,519	2,702
				Dundee Real Estate Investment Trust	27,800		1,013
Enbridge Energy Partners LP	121,445	3,524		DuPont Fabros Technology Inc	22,601		522
Enbridge Inc	211,512	8,564		EPR Properties	41,725		1,892
Energy Transfer Equity LP	158,103	7,189		Equity One Inc	40,705		841
Energy Transfer Partners LP	150,000	6,583		Equity Residential	56,039		3,111
Enterprise Products Partners LP	258,500	13,398		Essex Property Trust Inc	10,218		1,435
Holly Energy Partners LP (b)	30,640	2,057
				Extra Space Storage Inc	54,063		1,900
Kinder Morgan Energy Partners LP	124,890	10,180		Federal Realty Investment Trust	18,479		1,923
Kinder Morgan Inc/Delaware	280,427	9,481		First Industrial Realty Trust Inc (a)	137,726		1,818
Magellan Midstream Partners LP (b)	315,428	14,030
MarkWest Energy Partners LP	100,800	5,209		General Growth Properties Inc	85,480		1,656
MPLX LP(a)	52,069	1,503		Glimcher Realty Trust	86,072		923
Oiltanking Partners LP (b)	18,361	680		Great Portland Estates PLC	394,170		2,974
ONEOK Inc	75,300	3,379		Hammerson PLC	307,853		2,326
ONEOK Partners LP (b)	142,605	8,307		HCP Inc	15,158		683
				Health Care REIT Inc	29,580		1,742
Pembina Pipeline Corp	102,540	2,904		Hersha Hospitality Trust	137,872		647
Plains All American Pipeline LP	291,260	13,567		Host Hotels & Resorts Inc	148,421		2,180
Regency Energy Partners LP (b)	247,500	5,537
Southcross Energy Partners LP (a)	15,844	372		Land Securities Group PLC	201,731		2,613
				Link REIT/The	242,500		1,315
Spectra Energy Corp	194,700	5,442		Mirvac Group	1,023,529		1,572
Sunoco Logistics Partners LP	98,200	4,991		Mori Trust Sogo Reit Inc	138		1,160
Targa Resources Partners LP	135,900	5,119		Northern Property Real Estate Investment	37,400		1,156
Tesoro Logistics LP	38,584	1,779		Trust
TransCanada Corp	194,300	8,994		Pennsylvania Real Estate Investment Trust	51,100		851
Veresen Inc	53,800	687		Prologis Inc	127,639		4,332
Western Gas Partners LP (b)	116,885	5,723
				Public Storage	14,348		2,018
Williams Cos Inc/The	189,744	6,231		Ramco-Gershenson Properties Trust	83,203		1,113
Williams Partners LP	269,100	13,700		Retail Properties of America Inc	75,044		922
		$183,598		RioCan Real Estate Investment Trust	18,642		506
Real Estate - 2.25%				Saul Centers Inc	25,300		1,078
Agile Property Holdings Ltd	788,000	1,061		Senior Housing Properties Trust	85,982		1,922
Atrium European Real Estate Ltd (b)	174,336	1,001		Simon Property Group Inc	65,775		10,006
Brookfield Office Properties Inc	30,300	500		SL Green Realty Corp	34,169		2,576
Citycon OYJ	321,586	1,084		Starhill Global REIT	1,321,000		817
Country Garden Holdings Co Ltd (a)	2,445,000	1,167		Stockland	571,791		2,024
Fabege AB	167,712	1,727		Strategic Hotels & Resorts Inc (a)	154,665		964
Goldcrest Co Ltd	67,103	958		Sunstone Hotel Investors Inc (a)	78,300		808
Henderson Land Development Co Ltd	300,864	2,142		Suntec Real Estate Investment Trust	986,700		1,309
Hongkong Land Holdings Ltd	186,300	1,217		Taubman Centers Inc	29,800		2,309
Hufvudstaden AB	93,469	1,195		Top REIT Inc (b)	336		1,509
Hyprop Investments Ltd	162,059	1,313		Unibail-Rodamco SE	18,952		4,453
Jones Lang LaSalle Inc	11,100	910		Vastned Retail NV	27,938		1,214
Mitsubishi Estate Co Ltd	198,600	3,844		Ventas Inc	21,012		1,337
Mitsui Fudosan Co Ltd	172,000	3,605		Westfield Group	575,700		6,267
Sino Land Co Ltd	992,000	1,791		Workspace Group PLC	251,913		1,186
Sumitomo Realty & Development Co Ltd	27,000	739					$120,154
Sun Hung Kai Properties Ltd	241,000	3,526		Telecommunications - 0.78%
Swire Properties Ltd	706,400	2,328		Crown Castle International Corp (a)	77,900		5,260
Unite Group PLC	242,167	1,033		Eutelsat Communications SA	35,900		1,111
		$31,141		SBA Communications Corp (a)	64,300		4,425
REITS - 8.69%							$10,796
Advance Residence Investment Corp	61	128		Transportation - 0.63%
American Tower Corp	117,119	8,776		Groupe Eurotunnel SA	503,400		3,800
Apartment Investment & Management Co	65,350	1,638		Koninklijke Vopak NV	40,200		2,972
Astro Japan Property Group (b)	277,630	870
				Union Pacific Corp	15,300		1,878
Australand Property Group	280,448	867					$8,650
AvalonBay Communities Inc	17,204	2,267
Boardwalk Real Estate Investment Trust	24,300	1,577		Water - 0.45%
Boston Properties Inc	39,683	4,073		American Water Works Co Inc	77,100		2,943
Cambridge Industrial Trust	1,521,983	810
Camden Property Trust	36,874	2,423

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value(000	's)	COMMODITY INDEXED STRUCTURED	Principal
Water (continued)					NOTES (continued)	Amount (000's)	Value (000's)
United Utilities Group PLC		304,000	$3,320		Banks (continued)
			$6,263		JP Morgan Chase Bank NA; Dow Jones - UBS
TOTAL COMMON STOCKS			$545,423		Commodity Index Linked Note
	Principal				0.21%, 10/20/2013(d)	$10,000	$9,513
BONDS- 9.15%	Amount (000's)		Value(000	's)	Societe Generale; Dow Jones - UBS
					Commodity Index Linked Note
Federal & Federally Sponsored Credit - 3.08%					0.21%, 07/01/2013(d)	10,200	13,479
Federal Farm Credit Banks					UBS; Dow Jones - UBS Commodity Index
0.19%, 07/16/2014(d)		$7,000	$6,998		Linked Note
0.23%, 12/30/2013(d)		7,000	7,001		0.07%, 11/04/2013(d)	8,500	8,733
0.24%, 10/23/2014(d)		6,500	6,497
0.25%, 05/21/2014(d)		9,000	8,999				$98,675
0.25%, 09/08/2014(d)		8,130	8,136		TOTAL COMMODITY INDEXED STRUCTURED NOTES		$98,675
0.27%, 04/21/2014(d)		5,000	5,002		SENIOR FLOATING RATE INTERESTS -	Principal
			$42,633		9.44%	Amount (000's) Value (000's)
					Airlines - 0.22%
Finance - Mortgage Loan/Banker - 4.85%					Delta Air Lines Inc, Term Loan
Fannie Mae					5.25%, 10/16/2018(d)	$1,500	$1,505
0.36%, 12/03/2012		4,000	4,000		Delta Air Lines Inc, Term Loan B
0.36%, 06/23/2014(d)		6,725	6,735		5.50%, 04/20/2017(d)	866	869
0.38%, 08/09/2013(d)		2,000	2,002
					United Air Lines Inc, Term Loan B
Federal Home Loan Banks					2.25%, 02/01/2014(d)	744	742
0.20%, 04/30/2013		3,000	3,000				$3,116
0.22%, 05/03/2013		5,000	5,001
0.23%, 04/18/2013		5,000	5,001		Apparel - 0.05%
0.25%, 11/25/2013		4,000	4,002		Wolverine World Wide, Term Loan B
0.25%, 12/04/2013		8,000	8,003		0.00%, 06/26/2019(d),(f)	750	754
0.29%, 11/08/2013		5,000	5,004
Freddie Mac
0.17%, 03/21/2013(d)		3,500	3,500		Automobile Manufacturers - 0.04%
					Navistar Inc, Term Loan B
0.63%, 12/23/2013		5,000	5,019		7.00%, 08/16/2017(d)	500	501
0.75%, 03/28/2013		5,000	5,009
4.50%, 01/15/2013		7,000	7,035
4.50%, 01/15/2014		3,546	3,714		Automobile Parts & Equipment - 0.19%
			$67,025		Allison Transmission Inc, Term Loan B3
					4.25%, 08/15/2019(d)	748	751
Media- 0.03%					Federal-Mogul Corp, Term Loan B-EXIT
Clear Channel Communications Inc					2.15%, 12/27/2013(d)	985	915
9.00%, 12/15/2019(c)		523	474
					Federal-Mogul Corp, Term Loan C-EXIT
					2.15%, 12/27/2015(d)	503	467
Sovereign - 1.19%					Schaeffler AG, Term Loan C2
					6.00%, 02/14/2017(d)	455	460
Deutsche Bundesrepublik Inflation Linked Bond							$2,593
1.50%, 04/15/2016	EUR	6,357	8,975
					Biotechnology - 0.18%
Italy Buoni Poliennali Del Tesoro					Fenwal Inc, Delay-Draw Term Loan DD
2.10%, 09/15/2016		5,051	6,665		2.46%, 02/28/2014(d)	363	363
2.15%, 09/15/2014		622	831		Fenwal Inc, Term Loan B
			$16,471		2.46%, 02/28/2014(d)	2,119	2,115
TOTAL BONDS			$126,603				$2,478
COMMODITY INDEXED STRUCTURED	Principal
NOTES- 7.13%	Amount (000's)		Value(000	's)	Building Materials - 0.01%
					Aluma Systems Inc, Term Loan B
Banks- 7.13%					0.00%, 10/16/2018(d),(f)	97	96
BNP Paribas SA; Dow Jones - UBS
Commodity Index Linked Note
0.31%, 03/27/2013(d)		$5,400	4,769		Chemicals - 0.16%
0.41%, 06/27/2013(d)		6,900	9,354		Ineos US Finance LLC, Term Loan
CIBC; Dow Jones - UBS Commodity Index					6.50%, 04/27/2018(d)	547	553
Linked Note					Univar Inc, Term Loan B
0.00%, 12/04/2012(a),(d),(e)		10,000	8,683		5.00%, 06/30/2017(d)	1,742	1,731
0.00%, 06/28/2013(a),(d)		4,000	4,814				$2,284
0.00%, 12/23/2013(a),(d)		12,100	11,889
Deutsche Bank AG/London; Dow Jones - UBS					Commercial Services - 0.51%
					Avis Budget Car Rental LLC, Term Loan C
Commodity Index Linked Note					4.25%, 03/13/2019(d)	1,493	1,499
0.06%, 12/17/2012(d)		5,900	5,800
0.06%, 01/11/2013(d)		5,000	5,226		Booz Allen Hamilton Inc, Term Loan B
					4.50%, 07/27/2019(d)	875	882
IBRD; Dow Jones - UBS Commodity Index					Brand Energy & Infrastructure Services Inc,
Linked Note
0.31%, 12/20/2013(d)		15,900	16,415		Term Loan B
					0.00%, 10/16/2018(d),(f)	403	400
					Ceridian Corp, Term Loan B-EXT
					5.96%, 05/09/2017(d)	750	748

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Food (continued)
CHG Buyer Corp, Term Loan			Candy Intermediate Holdings, Term Loan B
9.00%, 04/07/2017(d)	$525	$524	7.51%, 06/08/2018(d)	$499	$503
Harland Clarke Holdings Corp, Term Loan B-			Pinnacle Foods Finance LLC / Pinnacle Foods
NONEXT			Finance Corp, Term Loan F
2.71%, 04/01/2014(d)	990	950	4.75%, 10/17/2018(d)	998	1,004
Interactive Data Corp, Term Loan			US Foods Inc, Term Loan B-EXT
4.50%, 02/11/2018(d)	483	485	5.75%, 03/31/2017(d)	1,587	1,561
Pharmaceutical Product Development Inc,			Wilton Brands Inc, Term Loan B
Term Loan			7.50%, 08/22/2018(d)	1,000	1,013
6.25%, 11/18/2018(d)	1,490	1,511			$5,525
		$6,999	Healthcare - Products - 0.54%
Computers - 0.04%			Bausch & Lomb Inc, Term Loan B
CompuCom Systems Inc, Term Loan			5.25%, 05/10/2019(d)	1,995	2,020
6.50%, 10/02/2018(d)	500	500	Carestream Health Inc, Term Loan B
			5.00%, 02/25/2017(d)	2,421	2,404
			Hologic Inc, Term Loan B
Consumer Products - 0.09%			4.50%, 04/29/2019(d)	1,143	1,154
Spectrum Brands Holdings Inc, Term Loan B
0.00%, 11/06/2019(d),(f)	348	350	Kinetic Concepts Inc, Term Loan C1
			0.00%, 05/04/2018(d),(f)	900	906
Spectrum Brands Inc, Term Loan
5.00%, 06/17/2016(d)	883	889	Kinetic Concepts Inc, Term Loan C2
			5.00%, 11/04/2016(d)	993	994
		$1,239			$7,478
Distribution & Wholesale - 0.13%
HD Supply Inc, Term Loan B			Healthcare - Services - 1.06%
7.25%, 10/05/2017(d)	1,746	1,791	Ardent Medical Services Inc, Term Loan
			0.00%, 09/15/2015(d),(f)	600	601
			CHS/Community Health Systems Inc, Term
Diversified Financial Services - 0.41%			Loan EXT-OLD
GMACM Borrower LLC, DIP Term Loan A1			3.81%, 01/25/2017(d)	120	121
5.00%, 11/14/2013(d)	1,250	1,250	DaVita HealthCare Partners Inc, Term Loan
Homeward Residential Holdings Inc, Term			B2
Loan B			4.00%, 08/21/2019(d)	1,500	1,503
8.25%, 09/30/2017(d)	1,000	1,000	Drumm Investors LLC, Term Loan
LPL Holdings Inc, Term Loan B			5.00%, 05/04/2018(d)	1,488	1,427
4.00%, 03/22/2019(d)	1,791	1,797	Genesis HealthCare Corp, Term Loan
Ocwen Financial Corp, Term Loan B			0.00%, 10/02/2017(d),(f)	450	433
7.00%, 09/01/2016(d)	1,078	1,079	Health Management Associates Inc, Term
Walter Investment Management Corp, Term			Loan B
Loan B			4.50%, 11/22/2018(d)	993	1,001
0.00%, 11/15/2017(d),(f)	500	500	IASIS Healthcare LLC / IASIS Capital Corp,
		$5,626	Term Loan
			5.00%, 05/03/2018(d)	744	746
Electric - 0.04%			LHP Operations Co LLC, Term Loan B
Calpine Corp, Term Loan B3			9.00%, 06/29/2018(d)	326	328
4.50%, 09/27/2019(d)	600	604
			MultiPlan Inc, Term Loan B
			4.75%, 08/26/2017(d)	706	709
Entertainment - 0.21%			RegionalCare Hospital Partners Inc, Term
CCM Merger Inc, Term Loan B			Loan B
6.00%, 02/01/2017(d)	1,172	1,171	8.00%, 11/04/2018(d)	748	748
Pinnacle Entertainment Inc, Term Loan A			Select Medical Corp, Term Loan B
4.00%, 03/08/2019(d)	1,241	1,244	5.50%, 06/01/2018(d)	499	500
WMG Acquisition Corp, Term Loan B			Select Medical Corp, Term Loan B-NEW
5.25%, 10/25/2018(d)	500	504	5.50%, 06/01/2018(d)	997	999
		$2,919	Sheridan Holdings Inc, Term Loan
			9.00%, 06/29/2019(d)	500	505
Environmental Control - 0.20%			Sheridan Holdings Inc, Term Loan B
ADS Waste Holdings Inc, Term Loan B			6.00%, 06/29/2018(d)	998	1,004
5.25%, 09/25/2019(d)	750	758	Skilled Healthcare Group Inc, Term Loan B
CCS Inc, Delay-Draw Term Loan DD			6.75%, 04/09/2016(d)	988	985
3.21%, 11/11/2014(d)	1,092	1,071	United Surgical Partners International Inc,
CCS Inc, Term Loan A			Term Loan B
6.50%, 11/14/2014(d)	993	991	6.00%, 03/19/2019(d)	1,244	1,247
		$2,820	Universal Health Services Inc, Term Loan B
			3.75%, 11/15/2016(d)	509	510
Food- 0.40%
AdvancePierre Foods, Term Loan			Vanguard Health Holding Co II LLC, Term
9.50%, 10/02/2017(d)	675	687	Loan B
			5.00%, 01/29/2016(d)	1,241	1,249
AdvancePierre Foods, Term Loan B
5.75%, 06/20/2017(d)	750	757			$14,616

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Holding Companies - Diversified - 0.04%			Media (continued)
Wave Division Holdings LLC, Term Loan B			Kabel Deutschland Vertrieb und Service
5.50%, 08/09/2019(d)	$600	$608	GmbH, Term Loan F
			4.25%, 01/20/2019(d)	$1,000	$1,006
			MCC Georgia LLC, Term Loan G
Home Furnishings - 0.07%			4.00%, 08/15/2020(d)	1,000	997
Tempur Pedic Inc, Term Loan B
0.00%, 11/20/2019(d),(f)	952	955	MTL Publishing LLC, Term Loan B
			5.50%, 03/01/2018(d)	2,544	2,568
			TL Acquisitions Inc, Term Loan
Housewares - 0.02%			2.71%, 07/03/2014(d)	1,049	799
Wilsonart International Holdings LLC, Term			Truven Health Analytics Inc, Term Loan
Loan			0.00%, 05/25/2019(d),(f)	1,083	1,083
5.50%, 10/24/2019(d)	250	251	WideOpenWest Finance LLC, Term Loan
			6.25%, 07/12/2018(d)	2,795	2,825
Insurance - 0.07%					$12,699
Cunningham Lindsey Group Inc, Term Loan			Miscellaneous Manufacturing - 0.22%
0.00%, 10/18/2019(d),(f)	1,000	1,003	FGI Operating Co LLC, Term Loan B
			5.50%, 04/13/2019(d)	998	1,006
Internet - 0.27%			Rexnord LLC, Term Loan B
			4.50%, 04/04/2018(d)	1,191	1,200
Atlantic Broadband Finance LLC, Term Loan
B			Trinseo Materials Operating SCA, Term Loan B
0.00%, 09/20/2019(d),(f)	738	744
			8.00%, 08/02/2017(d)	898	860
Endurance International Group Inc/The, Term
Loan					$3,066
6.25%, 05/08/2020(d)	1,000	997	Oil & Gas - 0.31%
10.25%, 05/08/2020(d)	400	398	EP Energy LLC, Term Loan B1
Go Daddy Operating Co LLC, Term Loan B			5.00%, 04/24/2018(d)	750	757
5.50%, 12/17/2018(d)	137	136	Plains Exploration & Production Co, Term
Web.com Group Inc, Term Loan			Loan B
0.00%, 10/27/2017(d),(f)	191	190	0.00%, 10/15/2019(d),(f)	1,500	1,506
Zayo Group LLC, Term Loan B			Samson Investment Co, Term Loan
5.25%, 03/18/2019(d)	1,297	1,305	6.00%, 09/19/2018(d)	625	629
		$3,770	Sonneborn Inc, Term Loan B
			6.50%, 03/26/2018(d)	1,184	1,185
Investment Companies - 0.15%
RPI Finance Trust, Term Loan B			Sonneborn Refined Products BV, Term Loan B
4.00%, 11/09/2018(d)	2,019	2,031
			6.50%, 03/26/2018(d)	209	209
					$4,286
Leisure Products & Services - 0.06%
Sabre Inc, Term Loan			Oil & Gas Services - 0.03%
7.25%, 12/29/2017(d)	500	505	FTS International Inc, Term Loan B
Sabre Inc, Term Loan EXT			0.00%, 05/06/2016(d),(f)	500	426
5.96%, 12/29/2017(d)	370	371
		$876	Packaging & Containers - 0.02%
Leisure Time - 0.04%			FPC Holdings Inc, Term Loan
			5.25%, 11/15/2019(d)	250	250
Equinox Holdings Inc, Term Loan
0.00%, 11/16/2019(d),(f)	500	499
			Pharmaceuticals - 0.65%
Lodging - 0.10%			AssuraMed Holding Inc, Term Loan
			9.25%, 04/19/2020(d)	500	502
Ameristar Casinos Inc, Term Loan B
4.00%, 04/16/2018(d)	231	233	Generic Drug Holdings Inc, Delay-Draw Term Loan B-DD
Caesars Entertainment Operating Co Inc, Term
			0.00%, 10/04/2019(d),(f)	196	196
Loan B6
5.46%, 01/28/2018(d)	1,350	1,209	Generic Drug Holdings Inc, Term Loan B
			0.00%, 10/04/2019(d),(f)	1,304	1,308
		$1,442	Grifols Inc, Term Loan B
Media- 0.92%			4.50%, 06/01/2017(d)	990	1,000
Cengage Learning Acquisitions Inc, Term			Par Pharmaceutical Cos Inc, Term Loan B
Loan EXT			5.00%, 09/18/2019(d)	917	914
5.71%, 07/05/2017(d)	242	179	Quintiles Transnational Corp, Term Loan B
Charter Communications Operating LLC,			5.00%, 06/08/2018(d)	1,241	1,243
Term Loan D			Valeant Pharmaceuticals International Inc,
4.00%, 04/04/2019(d)	1,244	1,253	Term Loan B
Clear Channel Communications Inc, Term			4.25%, 02/27/2019(d)	2,390	2,399
Loan B			Warner Chilcott Co LLC, Term Loan B2
3.86%, 01/29/2016(d)	1,746	1,416	4.25%, 03/15/2018(d)	290	292
Fox Acquisition Sub LLC, Term Loan B			Warner Chilcott Corp, Term Loan B1
5.50%, 07/31/2017(d)	567	573	4.25%, 03/15/2018(d)	581	584

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Telecommunications - 0.64%
Warner Chilcott Corp, Term Loan B1-NEW			Avaya Inc, Term Loan B1-OLD
4.25%, 08/15/2018(d)	$221	$222	3.06%, 10/24/2014(d)	$493	$465
WC Luxco Sarl, Term Loan B3			Cricket Communications Inc, Term Loan B
4.25%, 03/15/2018(d)	399	401	4.75%, 10/03/2019(d)	475	477
		$9,061	Intelsat Jackson Holdings SA, Term Loan B1
			4.50%, 04/02/2018(d)	2,741	2,748
Private Equity - 0.03%			IPC Systems Inc, Term Loan B
American Capital Ltd, Term Loan			5.46%, 06/01/2015(d)	1,000	825
5.50%, 08/15/2017(d)	425	430
			IPC Systems Inc, Term Loan C
			7.75%, 07/31/2017(d)	500	491
Real Estate - 0.06%			Telesat Canada, Term Loan B
Capital Automotive LP, Term Loan B			4.25%, 03/26/2019(d)	1,608	1,617
5.25%, 03/17/2017(d)	800	804	UPC Financing Partnership, Term Loan AB
			4.00%, 12/31/2017(d)	1,425	1,423
			Windstream Corp, Term Loan B3
REITS- 0.07%			4.00%, 08/03/2019(d)	748	750
iStar Financial Inc, Term Loan A1					$8,796
5.75%, 06/30/2014(d)	984	984
			TOTAL SENIOR FLOATING RATE INTERESTS		$130,495
			U.S. GOVERNMENT & GOVERNMENT	Principal
Retail - 0.57%			AGENCY OBLIGATIONS - 27.75%	Amount (000's)	Value (000's)
BJ's Wholesale Club Inc, Term Loan B
5.75%, 09/20/2019(d)	360	364	Federal Home Loan Bank - 0.36%
			0.16%, 04/15/2013(g)	$5,000	$4,998
Collective Brands Inc, Term Loan B
7.25%, 09/19/2019(d)	688	694
Dunkin' Brands Inc, Term Loan B2			Federal Home Loan Mortgage Corporation (FHLMC) -0.36%
4.00%, 11/23/2017(d)	990	994
			0.16%, 04/16/2013(g)	5,000	4,997
Jo-Ann Stores Inc, Term Loan B
4.75%, 03/19/2018(d)	972	972
Landry's Inc, Term Loan B			Federal National Mortgage Association (FNMA) - 0.58%
6.50%, 04/19/2018(d)	1,493	1,504	0.13%, 02/19/2013(g)	4,000	3,999
Party City Holdings Inc, Term Loan B			0.14%, 04/01/2013(g)	4,000	3,999
5.75%, 07/23/2019(d)	1,388	1,400			$7,998
Pilot Travel Centers LLC, Term Loan B
4.25%, 08/06/2019(d)	1,000	1,005	U.S. Treasury - 1.83%
Wendy's International Inc, Term Loan B			0.50%, 05/31/2013	6,000	6,011
4.75%, 04/03/2019(d)	900	908	1.00%, 07/15/2013	7,000	7,036
		$7,841	1.25%, 02/15/2014	5,000	5,061
			1.38%, 05/15/2013	5,000	5,028
Semiconductors - 0.04%			2.75%, 08/15/2042	1,380	1,369
NXP BV, Term Loan A2			3.13%, 02/15/2042	796	854
5.50%, 03/04/2017(d)	496	504			$25,359
			U.S. Treasury Bill - 1.01%
Software - 0.58%			0.14%, 01/31/2013(g)	7,000	6,999
Blackboard Inc, Term Loan B			0.14%, 03/21/2013(g)	7,000	6,998
7.50%, 10/04/2018(d)	466	469			$13,997
Deltek Inc, Term Loan
6.00%, 10/04/2018(d)	500	503	U.S. Treasury Inflation-Indexed Obligations - 23.61%
Emdeon Business Services LLC, Term Loan			0.13%, 04/15/2016	38,238	40,284
B1			0.13%, 04/15/2017	20,956	22,483
5.00%, 11/02/2018(d)	993	1,004	0.13%, 01/15/2022	11,452	12,564
Epicor Software Corp, Term Loan B			0.13%, 07/15/2022	14,526	15,942
5.00%, 05/16/2018(d)	992	995	0.50%, 04/15/2015	17,058	17,783
EVERTEC LLC, Term Loan B			0.63%, 07/15/2021	6,203	7,108
5.50%, 09/30/2016(d)	800	803	0.75%, 02/15/2042	15,175	16,986
Genesys Telecommunications Laboratories			1.13%, 01/15/2021	1,846	2,184
Inc, Term Loan B			1.25%, 04/15/2014	9,185	9,462
6.75%, 01/25/2019(d)	498	502	1.38%, 01/15/2020	6,140	7,322
Infor US Inc, Term Loan B2			1.63%, 01/15/2015	2,612	2,772
5.25%, 04/05/2018(d)	1,746	1,762	1.75%, 01/15/2028	8,787	11,505
Sophia LP, Term Loan B			1.88%, 07/15/2013	12,127	12,331
6.25%, 06/16/2018(d)	981	992	1.88%, 07/15/2015	5,765	6,282
SS&C Technologies Holdings Europe SARL,			1.88%, 07/15/2019	3,707	4,538
Delay-Draw Term Loan B2-DD			2.00%, 01/15/2014	5,968	6,161
5.00%, 05/23/2019(d)	88	88	2.00%, 07/15/2014	4,911	5,177
SS&C Technologies Inc, Delay-Draw Term			2.00%, 01/15/2016	1,737	1,929
Loan B1-DD			2.00%, 01/15/2026	3,719	4,924
5.00%, 05/23/2019(d)	847	856	2.13%, 01/15/2019	4,505	5,500
		$7,974	2.13%, 02/15/2040	7,512	11,214
			2.13%, 02/15/2041	6,190	9,313

See accompanying notes.

Schedule of Investments
Diversified Real Asset Fund
November 30, 2012 (unaudited)

				Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT		Principal		Sector			Percent
AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)	Government			36.87%
				Financial			24.59%
U.S. Treasury Inflation-Indexed Obligations (continued)				Energy			19.76%
2.38%, 01/15/2017		$2,720	$3,171	Utilities			4.18%
2.38%, 01/15/2025		17,934	24,437	Consumer, Non-cyclical			3.97%
2.38%, 01/15/2027		6,369	8,875	Communications			2.64%
2.50%, 07/15/2016		6,879	7,919	Basic Materials			2.11%
2.50%, 01/15/2029		7,890	11,397	Consumer, Cyclical			1.87%
2.63%, 07/15/2017		1,044	1,255	Industrial			1.69%
3.38%, 04/15/2032		818	1,369	Technology			0.66%
3.63%, 04/15/2028		9,700	15,553	Diversified			0.29%
3.88%, 04/15/2029		11,198	18,779	Other Assets in Excess of Liabilities, Net			1.37%
			$326,519	TOTAL NET ASSETS			100.00%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$383,868
		Maturity
REPURCHASE AGREEMENTS - 5.73%		Amount (000's)	Value (000's)
Banks- 5.73%
Investment in Joint Trading Account; Credit		$16,689	$16,690
Suisse Repurchase Agreement; 0.21%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $17,022,728; 4.50% - 9.00%;
dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche		14,603	14,603
Bank Repurchase Agreement; 0.24% dated
11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $14,894,887; 0.38% - 7.13%;
dated 02/27/13 - 08/06/38)
Investment in Joint Trading Account; JP		21,905	21,904
Morgan Repurchase Agreement; 0.21%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $22,342,330; 0.88% - 1.88%;
dated 06/30/15 - 02/28/17)
Investment in Joint Trading Account; Merrill		26,077	26,076
Lynch Repurchase Agreement; 0.20%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $26,598,012; 0.00% - 9.38%;
dated 01/02/13 - 11/07/36)
			$79,273
TOTAL REPURCHASE AGREEMENTS			$79,273
Total Investments			$1,364,337
Other Assets in Excess of Liabilities, Net - 1.37%			$19,007
TOTAL NET ASSETS - 100.00%			$1,383,344

(a)	Non-Income Producing Security
(b) Security is Illiquid
(c)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $705 or 0.05% of net assets.
(d)		Variable Rate. Rate shown is in effect at November 30, 2012.
(e)		Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $8,683 or 0.63% of net assets.
(f)		This Senior Floating Rate Note will settle after November 30, 2012, at which time the interest rate will be determined.
(g)		Rate shown is the discount rate of the original purchase.

Foreign Currency Contracts

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Euro	BNP Paribas		01/23/2013	5,143,000	$6,675	$6,692	$(17)

See accompanying notes.

				Schedule of Investments
Diversified Real Asset Fund
November 30, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale										Net Unrealized
Contracts	Counterparty			Delivery Date Contracts to Deliver			In Exchange For		Fair Value	Appreciation/(Depreciation)
Euro	Goldman Sachs & Co			01/23/2013	1,300,000			$1,660	$1,691	$(31)
Euro	JP Morgan Securities			01/23/2013	3,854,000			4,969	5,014	(45)
Euro	UBS AG			01/23/2013	1,611,000			2,094	2,096	(2)
Total										$(95)

All dollar amounts are shown in thousands (000's)

Futures Contracts

										Unrealized
Type			Long/Short	Contracts	Notional Value			Fair Value		Appreciation/(Depreciation)
US 10 Year Note; March 2013			Long	253		$33,779	$		33,811	$32
US 5 Year Note; March 2013			Short	57		7,086			7,109	(23)
US Long Bond; March 2013			Short	76		11,366			11,405	(39)
US Ultra Bond; March 2013			Short	53		8,769			8,794	(25)
Total										$(55)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional			Upfront Premiums		Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount	Fair Value		Paid/(Received) Appreciation/(Depreciation)
Barclays Bank PLC 3 Month LIBOR		Receive	0.44%	08/30/2014	$27,300		$(39)		$—	$(39)
Barclays Bank PLC 3 Month LIBOR		Receive	2.48%	07/09/2042	1,000		18		—	18
Barclays Bank PLC 3 Month LIBOR		Receive	2.58%	11/29/2042	2,100		(10)		—	(10)
Total							$(31)		$—	$(31)

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS - 55.65%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.35%				Automobile Manufacturers (continued)
AirMedia Group Inc ADR(a)	11,700	$25		Ford Motor Co	23,500		$269
Dentsu Inc	5,900	145		Fuji Heavy Industries Ltd	20,000		225
Focus Media Holding Ltd ADR	3,900	95		General Motors Co (a)	3,600		93
Interpublic Group of Cos Inc/The (b)	55,496	600		Hino Motors Ltd	8,000		69
Omnicom Group Inc (b)	17,596	875		Isuzu Motors Ltd	25,000		147
		$1,740		Kia Motors Corp	873		50
				Mitsubishi Motors Corp (a)	42,000		39
Aerospace & Defense - 1.15%				Oshkosh Corp (a)	6,085		179
Alliant Techsystems Inc (b)	3,500	210
B/E Aerospace Inc (a),(b)	2,300	109		PACCAR Inc	10,970		482
Boeing Co/The (b)	2,347	174		Suzuki Motor Corp	10,800		257
Esterline Technologies Corp (a)	900	55		Tata Motors Ltd ADR	3,000		75
General Dynamics Corp (b)	7,685	511		UMW Holdings Bhd	17,400		61
L-3 Communications Holdings Inc (b)	6,000	461					$2,341
Lockheed Martin Corp (b)	10,593	988		Automobile Parts & Equipment - 0.63%
MTU Aero Engines Holding AG	17	2		Allison Transmission Holdings Inc	18,120		377
Northrop Grumman Corp (b)	18,039	1,204		Autoliv Inc	1,200		72
Raytheon Co (b)	12,508	715		Bridgestone Corp	4,200		102
Rolls-Royce Holdings PLC (a)	18,195	260		Calsonic Kansei Corp	17,000		79
Safran SA	6,062	249		Continental AG	1,295		144
Spirit Aerosystems Holdings Inc (a)	1,500	24		Dana Holding Corp	17,936		254
TransDigm Group Inc	1,790	243		Denso Corp	2,800		93
United Technologies Corp (b)	7,614	609		Exedy Corp	8,400		184
		$5,814		Georg Fischer AG (a)	239		89
				Goodyear Tire & Rubber Co/The (a),(b)	24,265		305
Agriculture - 0.59%				Hyundai Wia Corp	98		17
Altria Group Inc (b)	14,642	495
Archer-Daniels-Midland Co (b)	10,500	280		JTEKT Corp	29,600		240
				Meritor Inc (a)	28,347		121
Asian Citrus Holdings Ltd	276,092	130		Modine Manufacturing Co (a)	35,015		259
Bunge Ltd (b)	1,100	81
				NHK Spring Co Ltd	15,900		134
China Agri-Industries Holdings Ltd	31,000	18		NOK Corp	3,500		54
China Agri-Industries Holdings Ltd - Rights	9,300	1		Stanley Electric Co Ltd	5,900		83
(a),(c),(d)
				Sumitomo Electric Industries Ltd	2,100		23
Golden Agri-Resources Ltd	59,000	32		Tenneco Inc (a)	4,560		146
Japan Tobacco Inc	11,700	351		TRW Automotive Holdings Corp (a)	1,700		86
Kuala Lumpur Kepong Bhd	4,600	31		WABCO Holdings Inc (a),(b)	4,000		248
Lorillard Inc (b)	2,309	279
Philip Morris International Inc (b)	9,184	825		Yokohama Rubber Co Ltd/The	12,000		81
Reynolds American Inc (b)	4,493	197					$3,191
Swedish Match AB	2,387	84		Banks - 3.05%
Universal Corp/VA	3,170	158		ABSA Group Ltd	2,534		40
		$2,962		Agricultural Bank of China Ltd	27,000		12
Airlines - 0.23%				Alliance Financial Group Bhd	20,100		27
Alaska Air Group Inc (a)	4,100	175		AMMB Holdings Bhd	16,800		35
				Associated Banc-Corp (b)	6,000		77
All Nippon Airways Co Ltd	20,000	43		Asya Katilim Bankasi AS (a)	23,768		26
Delta Air Lines Inc (a)	48,452	485
Eva Airways Corp (a)	96,000	56		Banca Popolare dell'Emilia Romagna Scrl	25,294		157
Korean Air Lines Co Ltd (a)	870	36		Banco Bradesco SA ADR	1,000		17
SkyWest Inc	13,475	156		Banco do Brasil SA	3,700		38
Spirit Airlines Inc (a)	6,800	114		Banco Santander Brasil SA/Brazil ADR	14,200		95
Turk Hava Yollari Anonium Ortakligi (a)	38,523	113		Bangkok Bank PCL	7,100		42
				Bank of America Corp	108,555		1,070
		$1,178		Bank of China Ltd	182,000		77
Apparel - 0.53%				Bank of Yokohama Ltd/The	7,000		33
Adidas AG	1,445	127		Bank Rakyat Indonesia Persero Tbk PT	43,500		32
Carter's Inc (a)	1,600	85		BBCN Bancorp Inc	13,360		152
Coach Inc (b)	6,986	404		Capital One Financial Corp	6,000		346
Crocs Inc (a),(b)	10,500	140		Chiba Bank Ltd/The	10,000		60
Deckers Outdoor Corp (a)	1,020	39		China Construction Bank Corp	166,000		127
Hanesbrands Inc (a)	24,830	896		China Minsheng Banking Corp Ltd	13,500		13
Nike Inc	2,988	291		Citigroup Inc	17,145		593
Ralph Lauren Corp (b)	1,207	190		Citizens Republic Bancorp Inc (a)	30,157		566
Warnaco Group Inc/The (a)	6,718	483		City National Corp/CA	100		5
Wolverine World Wide Inc	300	13		Columbia Banking System Inc	13,010		225
		$2,668		Commerce Bancshares Inc/MO (b)	441		16
				Credicorp Ltd	300		42
Automobile Manufacturers - 0.47%				Cullen/Frost Bankers Inc	1,120		61
China Motor Corp	41,000	38		Deutsche Bank AG	6,345		280
Daihatsu Motor Co Ltd	6,000	107		DNB ASA	5,654		70
Dongfeng Motor Group Co Ltd	64,000	90		East West Bancorp Inc	4,200		89
Fiat SpA (a)	34,402	160		EFG International AG (a)	14,912		129

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Biotechnology (continued)
Fifth Third Bancorp (b)	68,018	$996		Arena Pharmaceuticals Inc (a)	15,730		$139
First Republic Bank/CA	4,610	156		Biogen Idec Inc (a),(b)	7,193		1,072
Fukuoka Financial Group Inc	37,000	146		Celgene Corp (a),(b)	4,648		365
Fulton Financial Corp (b)	6,500	63		Charles River Laboratories International Inc	3,600		138
Goldman Sachs Group Inc/The	1,600	189		(a),(b)
Governor & Co of the Bank of Ireland/The (a)	390,331	57		Cubist Pharmaceuticals Inc (a)	2,530		103
Hanmi Financial Corp (a),(b)	23,829	298		Exelixis Inc (a)	16,480		81
HDFC Bank Ltd ADR	400	17		Gilead Sciences Inc (a)	7,690		577
Huntington Bancshares Inc/OH (b)	28,800	177		Puma Biotechnology Inc (a)	2,610		54
Industrial & Commercial Bank of China Ltd	134,000	90		Regeneron Pharmaceuticals Inc (a),(b)	2,742		484
Itau Unibanco Holding SA ADR	6,400	97		Seattle Genetics Inc (a)	4,400		111
JP Morgan Chase & Co (b)	33,162	1,361		Vertex Pharmaceuticals Inc (a)	8,530		339
Kasikornbank PCL - NVDR	7,000	43					$4,509
KeyCorp (b)	35,000	283
Korea Exchange Bank (a)	2,150	15		Building Materials - 0.51%
Krung Thai Bank PCL	80,250	48		Anhui Conch Cement Co Ltd	15,500		52
				Armstrong World Industries Inc (b)	1,500		76
M&T Bank Corp	6,480	633
Malayan Banking Bhd	14,700	44		Cie de St-Gobain	2,026		81
Mitsubishi UFJ Financial Group Inc	26,900	124		CRH PLC	5,718		105
				Headwaters Inc (a)	25,820		196
Mizuho Financial Group Inc	94,400	152
Nedbank Group Ltd	953	19		HeidelbergCement AG	1,921		105
Nordea Bank AB	2,099	19		Lennox International Inc	10,890		573
North Pacific Bank Ltd (a)	7	—		Louisiana-Pacific Corp (a)	40,900		712
PacWest Bancorp	7,350	183		Masco Corp	10,800		183
Pinnacle Financial Partners Inc (a)	18,550	353		Nippon Sheet Glass Co Ltd	75,000		84
PNC Financial Services Group Inc (b)	17,123	962		Norbord Inc (a)	10,093		247
				Owens Corning Inc (a)	4,060		140
PrivateBancorp Inc	24,310	398
Public Bank Bhd	6,000	31		Sika AG	6		13
Regions Financial Corp	26,500	177		Sumitomo Osaka Cement Co Ltd	7,000		22
Resona Holdings Inc	67,100	282					$2,589
Royal Bank of Scotland Group PLC (a)	25,372	120		Chemicals - 1.89%
Shinsei Bank Ltd	185,000	315		Airgas Inc (b)	3,263		289
Skandinaviska Enskilda Banken AB	9,633	78		Albemarle Corp (b)	5,071		303
Standard Bank Group Ltd/South Africa	317	4		Asahi Kasei Corp	44,000		252
State Bank of India Ltd	283	23		Brenntag AG	196		25
State Street Corp	4,390	195		Cabot Corp (b)	3,700		140
Sumitomo Mitsui Trust Holdings Inc	27,000	82		Celanese Corp (b)	9,925		407
Swedbank AB	10,016	185		CF Industries Holdings Inc (b)	1,860		398
Synovus Financial Corp (b)	129,815	308		China BlueChemical Ltd	44,000		27
Taiwan Business Bank (a)	17,680	5		China Petrochemical Development Corp	89,300		52
Turkiye Vakiflar Bankasi Tao	10,709	26		Cytec Industries Inc (b)	1,500		103
UBS AG	17,200	270		Daicel Corp	5,000		31
United Community Banks Inc/GA (a),(b)	25,070	218		Denki Kagaku Kogyo KK	58,000		190
US Bancorp (b)	6,198	200		DIC Corp	10,000		18
Wells Fargo & Co (b)	36,920	1,218		Dow Chemical Co/The	26,630		804
Wilshire Bancorp Inc (a)	24,120	140		Eastman Chemical Co (b)	2,200		134
		$15,352		EI du Pont de Nemours & Co (b)	13,375		577
Beverages - 0.64%				FMC Corp	100		6
Anheuser-Busch InBev NV	425	37		Hitachi Chemical Co Ltd	3,500		50
Asahi Group Holdings Ltd	300	7		Huabao International Holdings Ltd	242,000		109
C&C Group PLC	22,490	119		Huntsman Corp	1,200		20
Carlsberg A/S	902	88		KCC Corp	37		10
Cia de Bebidas das Americas ADR	1,300	54		Koninklijke DSM NV	3,816		220
Coca Cola Hellenic Bottling Co SA (a)	1,618	37		KP Chemical Corp	90		1
Coca-Cola Co/The (b)	10,222	388		Kuraray Co Ltd	3,900		48
Coca-Cola Enterprises Inc (b)	4,000	125		Lintec Corp	7,200		134
Constellation Brands Inc (a)	2,890	104		LyondellBasell Industries NV	12,500		622
Dr Pepper Snapple Group Inc (b)	7,964	357		Methanex Corp	5,689		172
				Monsanto Co (b)	5,881		539
Fomento Economico Mexicano SAB de CV	200	20
ADR				Mosaic Co/The	7,180		388
Green Mountain Coffee Roasters Inc (a)	3,800	139		Nippon Kayaku Co Ltd	9,000		101
Grupo Modelo SAB de CV	36,212	324		Nippon Shokubai Co Ltd	23,000		225
Molson Coors Brewing Co	8,020	332		Nitto Denko Corp	1,800		94
Monster Beverage Corp (a)	3,270	170		Olin Corp	3,600		75
PepsiCo Inc (b)	13,458	945		Petronas Chemicals Group Bhd	11,100		22
				PPG Industries Inc (b)	3,612		449
		$3,246		Praxair Inc	2,650		284
Biotechnology - 0.90%				Rockwood Holdings Inc (b)	2,200		101
Alexion Pharmaceuticals Inc (a)	1,990	191		RPM International Inc	2,500		72
Amgen Inc (b)	9,619	855		Sherwin-Williams Co/The (b)	2,900		443

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Computers (continued)
Solvay SA	322	$44		Brocade Communications Systems Inc (a),(b)	96,300		$547
Sumitomo Bakelite Co Ltd	60,000	238		Cadence Design Systems Inc (a),(e)	58,450		744
Syngenta AG	705	282		Compal Electronics Inc	16,000		11
Tokai Carbon Co Ltd	42,975	151		Computer Sciences Corp (b)	4,500		171
Tokuyama Corp	15,000	25		Diebold Inc (b)	5,200		155
Tosoh Corp	29,000	62		DST Systems Inc (b)	2,600		150
Tronox Ltd	11,338	175		EMC Corp/MA (a),(b)	3,184		79
Valspar Corp	1,700	107		Fortinet Inc (a),(b)	7,200		144
WR Grace & Co (a)	3,800	249		Foxconn Technology Co Ltd	7,350		26
Yara International ASA	4,993	250		Fujitsu Ltd	65,000		247
		$9,518		IHS Inc (a)	8,530		786
				Infosys Ltd ADR(b)	3,000		133
Coal - 0.26%				International Business Machines Corp (b)	2,029		386
Alpha Natural Resources Inc (a)	40,000	299
Banpu PCL (d)	2,400	31		Itochu Techno-Solutions Corp	1,400		64
				Lite-On Technology Corp	15,075		21
China Coal Energy Co Ltd	12,000	12		Logitech International SA	15,137		107
Consol Energy Inc	7,720	242		NCR Corp (a),(b)	17,100		409
Peabody Energy Corp	7,100	178		NET One Systems Co Ltd	16,700		162
Shougang Fushan Resources Group Ltd	136,000	51		Quanta Computer Inc	26,000		65
SunCoke Energy Inc (a)	13,480	219		Riverbed Technology Inc (a)	5,700		102
Walter Energy Inc	8,530	258		SanDisk Corp (a)	15,000		586
		$1,290		Seagate Technology PLC	15,120		380
Commercial Services - 1.58%				Synopsys Inc (a),(b)	11,292		371
ADT Corp/The	3,090	142		Western Digital Corp (b)	7,300		244
Alliance Data Systems Corp (a)	730	104		Wipro Ltd ADR	3,300		29
Anhanguera Educacional Participacoes SA	5,800	88		Wistron Corp	16,000		17
Automatic Data Processing Inc (b)	7,980	453					$7,970
Career Education Corp (a),(b)	82,300	246
				Consumer Products - 0.36%
Cielo SA	80	2		ACCO Brands Corp (a)	9,100		61
Convergys Corp	6,300	98		American Greetings Corp	17,501		302
Corinthian Colleges Inc (a)	42,230	94
Corrections Corp of America (b)	3,700	125		Avery Dennison Corp	2,300		77
				Blyth Inc	8,730		141
Dai Nippon Printing Co Ltd	6,000	45		Central Garden and Pet Co - A Shares (a)	10,050		118
Equifax Inc	2,300	118		Church & Dwight Co Inc (b)	2,140		116
Gartner Inc (a),(b)	8,349	400		Clorox Co/The (b)	1,858		142
Global Payments Inc (b)	1,400	61
H&R Block Inc (b)	10,897	196		Jarden Corp	2,040		108
Hertz Global Holdings Inc (a)	23,760	372		Kimberly-Clark Corp	2,640		226
Iron Mountain Inc (b)	11,196	354		Kimberly-Clark de Mexico SAB de CV	17,700		43
ITT Educational Services Inc (a),(b)	2,500	45		Samsonite International SA	27,300		58
				Tupperware Brands Corp (b)	6,275		407
Kelly Services Inc	12,912	176		Unilever Indonesia Tbk PT	8,000		22
Kenexa Corp (a),(b)	8,673	398
Lender Processing Services Inc (b)	4,200	104					$1,821
Manpower Inc (b)	7,940	305		Cosmetics & Personal Care - 0.17%
Mastercard Inc (b)	427	209		Beiersdorf AG	219		17
Medifast Inc (a)	6,890	219		Colgate-Palmolive Co (b)	1,869		202
Monro Muffler Brake Inc	460	15		Estee Lauder Cos Inc/The	200		12
Moody's Corp (b)	4,802	233		Kao Corp	5,900		162
Paychex Inc (b)	10,278	334		Pola Orbis Holdings Inc	1,200		36
PHH Corp (a)	10,736	235		Procter & Gamble Co/The (b)	5,859		409
QinetiQ Group PLC	29,533	94		Vinda International Holdings Ltd	22,000		31
Robert Half International Inc	3,800	108					$869
Secom Co Ltd	2,600	133		Distribution & Wholesale - 0.50%
Securitas AB	2,726	21		Arrow Electronics Inc (a)	16,800		626
SEI Investments Co	33,550	739		Fastenal Co (b)	12,263		513
Service Corp International/US (b)	9,500	132
				Genuine Parts Co (b)	1,900		124
SGS SA	27	61
Strayer Education Inc	1,200	63		Hanwha Corp	160		5
Total System Services Inc (b)	13,945	306		Hitachi High-Technologies Corp	7,200		161
Towers Watson & Co (b)	2,100	111		Ingram Micro Inc (a),(b)	22,400		363
Verisk Analytics Inc (a)	4,955	247		ITOCHU Corp	5,400		54
Western Union Co/The (b),(e)	60,435	762		Marubeni Corp	2,000		13
Zhejiang Expressway Co Ltd	6,000	5		Mitsubishi Corp	300		6
		$7,953		Mitsui & Co Ltd	6,900		96
				Owens & Minor Inc	1,500		41
Computers - 1.58%				SK Networks Co Ltd	1,650		12
3D Systems Corp (a)	4,610	206		Sojitz Corp	6,100		8
Accenture PLC - Class A (b)	3,000	204		Sumitomo Corp	8,000		99
Acer Inc (a)	17,000	15		Toyota Tsusho Corp	4,700		108
Apple Inc (b)	2,312	1,354		WW Grainger Inc (b)	1,596		310
Asustek Computer Inc	5,000	55					$2,539

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services - 1.72%				Electric (continued)
African Bank Investments Ltd	4,042	$14		Public Service Enterprise Group Inc (b)	5,444		$164
American Express Co (b)	7,792	436		Southern Co/The (b)	1,988		87
Ameriprise Financial Inc (b)	7,800	473		Tauron Polska Energia SA	28,628		39
BlackRock Inc (b)	7,583	1,494		TECO Energy Inc (b)	10,152		170
BS Financial Group Inc	630	7		Tenaga Nasional BHD	24,500		56
Calamos Asset Management Inc (b)	34,868	342		Wisconsin Energy Corp	2,300		86
CME Group Inc/IL (b)	9,700	536		Xcel Energy Inc (b)	2,600		70
DGB Financial Group Inc	1,110	14					$5,139
Discover Financial Services (b)	17,230	717
E*Trade Financial Corp (a),(b)	27,010	228		Electrical Components & Equipment - 0.53%
Fubon Financial Holding Co Ltd	26,248	30		Belden Inc	1,560		59
Hana Financial Group Inc	4,060	126		Brother Industries Ltd	15,700		153
Interactive Brokers Group Inc - A Shares (b)	15,955	244		Casio Computer Co Ltd	9,900		74
IntercontinentalExchange Inc (a),(b)	689	91		Emerson Electric Co (b)	6,444		324
Invesco Ltd (b)	36,359	909		Energizer Holdings Inc	800		64
Investec Ltd	768	5		Fujikura Ltd	57,000		161
				General Cable Corp (a),(b)	11,710		337
Jefferies Group Inc	462	8
Julius Baer Group Ltd (a)	2,194	75		Hitachi Ltd	33,000		191
				Hubbell Inc (b)	2,892		243
KBW Inc	8,081	139
Korea Investment Holdings Co Ltd	120	4		Leoni AG	3,200		111
Legg Mason Inc (b)	8,989	229		Mitsubishi Electric Corp	27,000		211
				Molex Inc (b)	15,916		420
LPL Financial Holdings Inc	3,450	97		Prysmian SpA	6,187		117
Mirae Asset Securities Co Ltd	1,030	29		Universal Display Corp (a)	4,890		117
Mitsubishi UFJ Lease & Finance Co Ltd	5,030	220
NASDAQ OMX Group Inc/The (b)	14,857	360		Ushio Inc	3,700		42
NYSE Euronext (b)	28,145	658		Vestas Wind Systems A/S (a)	9,850		47
Samsung Card Co Ltd	1,490	50					$2,671
Shinhan Financial Group Co Ltd	290	9		Electronics - 0.75%
SLM Corp (b)	37,119	614		Agilent Technologies Inc	13,680		523
T Rowe Price Group Inc (b)	4,890	316		Alps Electric Co Ltd	5,200		33
Visa Inc (b)	1,164	174		AU Optronics Corp (a)	42,000		18
Woori Finance Holdings Co Ltd	3,930	37		Avnet Inc (a),(b)	6,900		202
		$8,685		Azbil Corp	5,100		106
				Cymer Inc (a)	6,217		545
Electric - 1.02%				Flextronics International Ltd (a),(b)	54,400		315
AES Corp/VA (b)	11,200	119
Alliant Energy Corp (b)	3,110	139		Garmin Ltd	300		12
Ameren Corp	1,600	48		Hamamatsu Photonics KK	800		28
American Electric Power Co Inc (b)	3,700	158		Hirose Electric Co Ltd	100		11
Calpine Corp (a)	100	2		Hon Hai Precision Industry Co Ltd	8,000		26
				Honeywell International Inc (b)	200		12
CH Energy Group Inc	6,956	454
Chubu Electric Power Co Inc	7,800	106		Hoya Corp	600		12
Chugoku Electric Power Co Inc/The	3,300	48		Ibiden Co Ltd	2,100		29
				Itron Inc (a),(b)	5,000		219
Cia Energetica de Minas Gerais ADR	2,400	29		Jabil Circuit Inc (b)	22,100		420
Cia Paranaense de Energia ADR	900	12
Cleco Corp	400	16		LG Display Co Ltd ADR	5,300		84
Consolidated Edison Inc	900	50		Nan Ya Printed Circuit Board Corp	17,000		20
DTE Energy Co (b)	3,430	208		PerkinElmer Inc (b)	1,200		38
Duke Energy Corp (b)	1,923	123		Stoneridge Inc (a)	20,645		102
				TE Connectivity Ltd (b)	8,385		295
E.ON SE	9,645	174		Tech Data Corp (a),(b)	7,814		345
Edison International (b)	5,000	227
Endesa SA	4,126	84		Thermo Fisher Scientific Inc	500		32
				Tyco International Ltd (b)	9,600		272
Enel SpA	105,573	400		Vishay Intertechnology Inc (a),(b)	4,600		45
Enersis SA ADR	3,600	61		Waters Corp (a)	200		17
Entergy Corp	1,000	64
FirstEnergy Corp	3,080	131					$3,761
Fortum OYJ	1,217	22		Energy - Alternate Sources - 0.02%
GenOn Energy Inc (a),(b)	262,846	670		Enel Green Power SpA	15,466		27
Hokkaido Electric Power Co Inc	4,500	45		KiOR Inc (a)	8,387		54
Iberdrola SA	3,707	18					$81
Integrys Energy Group Inc (b)	4,283	228
NextEra Energy Inc	1,870	128		Engineering & Construction - 1.14%
NV Energy Inc (b)	4,700	86		ABB Ltd (a)	3,193		62
OGE Energy Corp (b)	3,924	225		AECOM Technology Corp (a),(b)	7,900		178
Okinawa Electric Power Co Inc/The	11	—		Aker Solutions ASA	1,966		37
PG&E Corp	600	25		Bilfinger SE	3,872		379
PGE SA	9,489	55		China Railway Construction Corp Ltd	90,500		101
Pinnacle West Capital Corp	1,400	72		China Railway Group Ltd	58,000		34
PNM Resources Inc	1,400	30		Chiyoda Corp	21,000		304
Portland General Electric Co (b)	3,000	81		COMSYS Holdings Corp	21,896		258
PPL Corp	4,410	129		Daelim Industrial Co Ltd	376		27

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Food (continued)
EMCOR Group Inc (b)	4,600	$151		Nisshin Seifun Group Inc	6,000		$77
Ferrovial SA	2,863	42		Nutreco NV	2,998		245
Fomento de Construcciones y Contratas SA	456	5		PureCircle Ltd (a)	27,377		118
Foster Wheeler AG (a)	6,600	148		Ralcorp Holdings Inc (a)	1,717		153
Impregilo SpA	79,322	327		Safeway Inc	4,590		79
Jacobs Engineering Group Inc (a)	8,940	366		Sanderson Farms Inc	1,200		58
JGC Corp	17,000	563		Suedzucker AG	996		39
Kajima Corp	34,000	98		Toyo Suisan Kaisha Ltd	4,000		110
Kandenko Co Ltd	118	1		Tyson Foods Inc	1,600		31
KBR Inc (b)	18,000	500		Unilever NV - NY shares	6,383		242
Koninklijke Boskalis Westminster NV	1,678	71		Uni-President Enterprises Corp	87,740		157
McDermott International Inc (a)	32,890	347		Yamazaki Baking Co Ltd	4,000		47
Multiplan Empreendimentos Imobiliarios SA	200	6					$4,252
NCC AB	3,783	74		Forest Products & Paper - 0.20%
Obayashi Corp	45,000	213		Domtar Corp (b)	800		64
Obrascon Huarte Lain SA	2,791	72		International Paper Co (b)	20,144		748
Shaw Group Inc/The (a),(b)	15,486	696
				MeadWestvaco Corp (b)	3,000		93
Shimizu Corp	29,000	88
Skanska AB	9,559	152		Nippon Paper Group Inc	900		11
Taisei Corp	93,000	253		Smurfit Kappa Group PLC	4,913		58
TAV Havalimanlari Holding AS	4,059	20		Svenska Cellulosa AB	1,181		24
Tecnicas Reunidas SA	1,730	81		UPM-Kymmene OYJ	1,564		17
URS Corp	100	4					$1,015
Vinci SA	2,460	109		Gas - 0.40%
		$5,767		CenterPoint Energy Inc (b)	14,110		278
Entertainment - 0.08%				Enagas SA	754		15
Cinemark Holdings Inc	1,200	33		Gas Natural SDG SA	10,515		163
Dolby Laboratories Inc (a)	600	20		Korea Gas Corp	340		25
DreamWorks Animation SKG Inc (a)	7,600	130		NiSource Inc (b)	5,526		134
International Game Technology	1,400	19		Osaka Gas Co Ltd	69,000		271
OPAP SA	8,890	58		Questar Corp	5,800		114
Penn National Gaming Inc (a)	1,200	61		Snam SpA	11,954		53
Regal Entertainment Group	3,800	59		Toho Gas Co Ltd	5,000		29
Sankyo Co Ltd	900	37		Tokyo Gas Co Ltd	27,000		133
				UGI Corp (b)	22,636		752
		$417		Vectren Corp (b)	1,500		44
Environmental Control - 0.12%							$2,011
Darling International Inc (a)	200	3
Republic Services Inc	5,540	158		Hand & Machine Tools - 0.12%
Stericycle Inc (a),(b)	899	84		Fuji Electric Co Ltd	19,000		41
Waste Management Inc (b)	10,428	340		Lincoln Electric Holdings Inc (b)	3,194		152
		$585		Schindler Holding AG - PC	185		26
				Snap-on Inc	900		71
Food - 0.84%				Stanley Black & Decker Inc	3,373		242
Ajinomoto Co Inc	8,000	114		THK Co Ltd	3,400		59
Aryzta AG (a)	655	33					$591
BIM Birlesik Magazalar AS	484	22		Healthcare - Products - 1.07%
China Mengniu Dairy Co Ltd	9,000	25		Becton Dickinson and Co (b)	1,421		109
Chr Hansen Holding A/S	193	6		Boston Scientific Corp (a)	400		2
Cia Brasileira de Distribuicao Grupo Pao de	1,100	48		CareFusion Corp (a)	2,800		78
Acucar ADR
ConAgra Foods Inc (b)	7,400	221		Coloplast A/S	29		7
				Cooper Cos Inc/The (b)	2,000		190
Cosan SA Industria e Comercio	600	11		Covidien PLC (b)	5,330		309
Dean Foods Co (a),(b)	26,385	452
				CR Bard Inc (b)	2,018		200
Distribuidora Internacional de Alimentacion SA	25	—		Edwards Lifesciences Corp (a)	8,220		713

General Mills Inc	6,372	261		Henry Getinge Schein AB Inc (a)	1,874 300		24 61
Grupo Bimbo SAB de CV	10,500	25		Hill-Rom Holdings Inc (b)	5,200		145
Harris Teeter Supermarkets Inc	1,000	38		Hologic Inc (a)	62,615		1,194
Hillshire Brands Co (b)	7,600	212
				IDEXX Laboratories Inc (a)	1,420		133
HJ Heinz Co	400	23		Intuitive Surgical Inc (a),(b)	230		122
Hormel Foods Corp (b)	3,100	96
				Medtronic Inc (b)	18,253		769
Indofood Sukses Makmur Tbk PT	123,500	75
Ingredion Inc (b)	3,900	253		Patterson Cos Inc	9,949		339
JBS SA (a)	19,007	48		PSS World Medical Inc (a)	14,978		426
JM Smucker Co/The (b)	200	18		ResMed Inc	3,250		134
Koninklijke Ahold NV	14,676	186		Shimadzu Corp	1,000		6
Kraft Foods Group Inc (b)	7,196	325		St Jude Medical Inc	1,600		55
Metro AG	3,730	104		STERIS Corp	500		17
Mondelez International Inc (b)	7,527	195		Teleflex Inc	500		35
				Thoratec Corp (a),(b)	6,400		238
Nippon Meat Packers Inc	7,000	105

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products (continued)				Insurance (continued)
Zimmer Holdings Inc	1,300	$86		American Financial Group Inc/OH (b)	9,438	$374
		$5,392		American International Group Inc (a)	50,230	1,664
Healthcare - Services - 1.05%				Aon PLC	200	11
Amedisys Inc (a),(b)	14,507	152		Arthur J Gallagher & Co	200	7
				Assurant Inc (b)	8,400	287
AMERIGROUP Corp (a),(b)	5,640	518
Amil Participacoes SA	400	6		Axis Capital Holdings Ltd	3,900	140
Brookdale Senior Living Inc (a)	6,770	173		Baloise Holding AG	54	5
				Berkshire Hathaway Inc - Class B (a),(b)	5,968	525
Cigna Corp (b)	13,173	688
Community Health Systems Inc (a),(b)	8,100	239		Brown & Brown Inc	6,720	180
Covance Inc (a)	1,000	57		China Pacific Insurance Group Co Ltd	24,800	81
				Chubb Corp/The (b)	858	66
Coventry Health Care Inc	17,129	748		Delta Lloyd NV	3,772	56
DaVita HealthCare Partners Inc (a),(b)	3,449	373
Gentiva Health Services Inc (a)	8,070	83		Dongbu Insurance Co Ltd	1,160	50
				Everest Re Group Ltd (b)	1,200	130
Health Net Inc (a)	4,800	113		Fidelity National Financial Inc (b)	10,660	258
Humana Inc (b)	5,000	327		Genworth Financial Inc (a),(b)	88,600	528
Kindred Healthcare Inc (a)	7,300	79		Hanover Insurance Group Inc/The (b)	2,700	99
Magellan Health Services Inc (a)	1,100	57
				Hanwha Life Insurance Co Ltd	7,880	55
Miraca Holdings Inc	2,700	110		HCC Insurance Holdings Inc (b)	10,975	405
Molina Healthcare Inc (a)	4,480	125
Quest Diagnostics Inc (b)	1,177	68		Liberty Holdings Ltd	3,301	39
				LIG Insurance Co Ltd	1,490	34
Rhoen Klinikum AG	12,953	265		Loews Corp (b)	2,200	90
Sunrise Senior Living Inc (a)	26,848	388		Markel Corp (a)	115	55
UnitedHealth Group Inc (b)	4,309	234		Marsh & McLennan Cos Inc (b)	21,532	758
Universal Health Services Inc (b)	5,300	239
WellCare Health Plans Inc (a)	2,660	128		Meadowbrook Insurance Group Inc	35,380	197
WellPoint Inc (b)	2,441	137		Mediolanum SpA	1,191	6
				Muenchener Rueckversicherungs AG	80	14
		$5,307		Porto Seguro SA	400	4
Holding Companies - Diversified - 0.06%				Powszechny Zaklad Ubezpieczen SA	145	18
Alfa SAB de CV	33,000	69		ProAssurance Corp	200	18
Barloworld Ltd	2,191	18		Progressive Corp/The	14,290	304
Bidvest Group Ltd	579	14		Protective Life Corp (b)	23,915	650
GEA Group AG	4,152	136		Prudential Financial Inc	1,400	73
Imperial Holdings Ltd	1,445	30		Reinsurance Group of America Inc (b)	5,300	271
Sime Darby Bhd	5,700	17		Sampo	517	17
		$284		Shin Kong Financial Holding Co Ltd (a)	55,000	15
				Swiss Life Holding AG (a)	951	127
Home Builders - 0.35%				Swiss Re AG (a)	647	47
DR Horton Inc	2,500	49		T&D Holdings Inc	8,600	93
M/I Homes Inc (a)	10,625	234		Torchmark Corp (b)	5,329	277
NVR Inc (a)	657	591		Travelers Cos Inc/The	300	21
Persimmon PLC	15,206	195		United Fire Group Inc	5,440	113
Pulte Group Inc (a),(b)	24,065	405		Unum Group	11,400	232
Sekisui Chemical Co Ltd	20,000	157		Validus Holdings Ltd (b)	5,726	203
Toll Brothers Inc (a)	3,300	105		WR Berkley Corp	3,610	144
		$1,736		Zurich Insurance Group AG (a)	276	71
Home Furnishings - 0.25%						$10,104
Arcelik AS	3,879	24		Internet - 1.83%
Electrolux AB	4,941	130		Amazon.com Inc (a),(e)	4,030	1,016
Furniture Brands International Inc (a)	35,790	32		Ancestry.com Inc (a),(b)	11,020	348
Harman International Industries Inc (b)	6,200	245		Baidu Inc ADR(a)	1,080	104
Matsushita Electric Industrial Co Ltd	300	1		BroadSoft Inc (a)	10,220	323
Pioneer Corp (a)	44,400	104		Ctrip.com International Ltd ADR(a)	4,500	86
Tempur-Pedic International Inc (a)	1,800	48		Daum Communications Corp	1,518	119
TiVo Inc (a)	11,442	134		Dena Co Ltd	2,880	105
VOXX International Corp (a)	17,990	121		eBay Inc (a),(e)	10,620	561
Whirlpool Corp	4,105	418		Equinix Inc (a)	760	141
		$1,257		Expedia Inc (b)	7,416	458
				F5 Networks Inc (a),(b)	1,880	176
Housewares - 0.02%				Google Inc (a),(b)	679	474
Newell Rubbermaid Inc	4,000	87		IAC/InterActiveCorp (b)	17,790	839
Turkiye Sise ve Cam Fabrikalari AS	11,350	17		Kayak Software Corp (a)	4,329	176
		$104		Liberty Interactive Corp (a)	6,780	131
Insurance - 2.01%				LinkedIn Corp (a)	5,770	624
ACE Ltd (b)	8,083	640		Netflix Inc (a)	1,035	85
Aegon NV	39,981	230		Pandora Media Inc (a)	10,200	89
Aflac Inc	1,100	58		priceline.com Inc (a)	1,045	693
Alleghany Corp (a)	700	246		Rakuten Inc	11,300	95
Allied World Assurance Co Holdings AG	700	57		Shutterfly Inc (a)	870	23
Allstate Corp/The	1,500	61		Sohu.com Inc (a)	3,320	133

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Machinery - Diversified (continued)
Symantec Corp (a),(b)	20,200	$379		IHI Corp	88,000		$196
Tencent Holdings Ltd	300	10		Kone OYJ	126		9
TIBCO Software Inc (a),(b)	20,733	520		Metso OYJ	7,704		290
TripAdvisor Inc (a)	3,530	135		Mitsubishi Heavy Industries Ltd	13,000		61
VeriSign Inc (a),(b)	7,929	271		OC Oerlikon Corp AG (a)	17,961		192
Web.com Group Inc (a)	9,890	149		Okuma Holdings Inc	7,000		41
XO Group Inc (a),(b)	7,370	58		Rheinmetall AG	1,436		67
Yahoo Japan Corp	214	72		Robbins & Myers Inc	9,732		578
Yahoo! Inc (a)	43,810	823		Roper Industries Inc	1,760		196
		$9,216		Sumitomo Heavy Industries Ltd	52,000		220
				Teco Electric and Machinery Co Ltd	15,000		11
Investment Companies - 0.02%				Wabtec Corp/DE (b)	5,443		461
Ares Capital Corp	4,400	78		Xylem Inc/NY (b)	3,237		84
							$3,427
Iron & Steel - 0.40%				Media - 1.48%
AK Steel Holding Corp	27,700	111		AMC Networks Inc (a)	3,210		169
APERAM	9,287	134		Astral Media Inc	6,100		281
CAP SA	634	21		Cablevision Systems Corp (b)	18,299		253
Carpenter Technology Corp	300	14		CBS Corp (b)	9,792		353
Cliffs Natural Resources Inc	4,350	125		Charter Communications Inc (a)	2,640		187
Commercial Metals Co (b)	12,600	171
				Comcast Corp - Class A (b)	18,914		703
Dongkuk Steel Mill Co Ltd	1,630	19		Comcast Corp - Special Class A	6,085		219
Feng Hsin Iron & Steel Co	3,000	5		DIRECTV (a),(b)	6,338		315
Kobe Steel Ltd	29,000	27
Nucor Corp	5,930	244		Discovery Communications Inc - A Shares(a),(b)	2,997		181
Reliance Steel & Aluminum Co (b)	3,800	214
				DISH Network Corp (a),(b)	18,900		700
Salzgitter AG	587	27		FactSet Research Systems Inc (b)	2,819		261
Schnitzer Steel Industries Inc	2,500	70		Fuji Media Holdings Inc	111		162
Severstal OAO	1,571	18		Gannett Co Inc (b)	7,337		131
Steel Dynamics Inc (b)	29,000	375
Tokyo Steel Manufacturing Co Ltd	12,400	44		Grupo Televisa SAB ADR	600		14
				Kabel Deutschland Holding AG	620		45
United States Steel Corp	9,400	203		Naspers Ltd	489		30
Vale SA ADR	7,500	128		New York Times Co/The (a)	6,400		52
Xingda International Holdings Ltd	148,000	64		News Corp - Class A (b)	18,300		451
		$2,014		Nippon Television Holdings Inc	8,400		110
Leisure Products & Services - 0.18%				Thomson Reuters Corp	6,460		178
Arctic Cat Inc (a)	2,750	103		Time Warner Cable Inc (b)	4,619		438
Harley-Davidson Inc	6,850	322		Time Warner Inc (b)	20,288		960
Polaris Industries Inc	2,580	219		Viacom Inc (b)	13,411		692
Sega Sammy Holdings Inc	5,700	95		Walt Disney Co/The	7,999		398
TUI AG (a)	8,543	85		Washington Post Co/The	200		73
Yamaha Corp	8,900	81		Wolters Kluwer NV	5,389		104
		$905					$7,460
Lodging - 0.30%				Metal Fabrication & Hardware - 0.23%
Accor SA	3,221	107		Aurubis AG	6,648		423
Marriott International Inc/DE	7,930	288		Kloeckner & Co SE (a)	5,454		58
MGM Resorts International (a)	3,100	31		NSK Ltd	10,000		60
Orient-Express Hotels Ltd (a)	12,038	148		Olympic Steel Inc	8,460		167
Starwood Hotels & Resorts Worldwide Inc	700	38		SKF AB	2,422		58
Wyndham Worldwide Corp (b)	13,278	652		Timken Co (b)	5,600		252
Wynn Resorts Ltd (b)	2,284	257		Vallourec SA	1,583		82
		$1,521		Valmont Industries Inc	400		56
							$1,156
Machinery - Construction & Mining - 0.06%
Caterpillar Inc	1,240	105		Mining - 0.49%
Outotec OYJ	3,784	200		AngloGold Ashanti Ltd ADR	1,100		34
Terex Corp (a)	200	5		Aquarius Platinum Ltd (a)	26,376		19
		$310		AuRico Gold Inc (a)	10,200		80
				Barrick Gold Corp	2,348		81
Machinery - Diversified - 0.68%				Boliden AB	17,776		315
AGCO Corp (a),(b)	3,100	143		CGA Mining Ltd (a)	60,855		152
Amada Co Ltd	38,000	218		Cia de Minas Buenaventura SA ADR	700		23
Applied Industrial Technologies Inc (b)	600	24		Continental Gold Ltd (a)	15,900		149
Cascade Corp	2,293	149		Detour Gold Corp (a)	1,500		37
Cummins Inc (b)	2,475	243		Freeport-McMoRan Copper & Gold Inc (b)	3,021		118
Doosan Heavy Industries & Construction Co	270	10		Gold Fields Ltd ADR	2,100		26
Ltd				Goldcorp Inc	1,633		63
Ebara Corp	15,000	58		Grupo Mexico SAB de CV	6,700		22
Graco Inc	100	5		Inmet Mining Corp	684		47
IDEX Corp	3,810	171		KGHM Polska Miedz SA	71		4

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining (continued)				Oil & Gas (continued)
Mitsubishi Materials Corp	27,000	$77		Energy XXI Bermuda Ltd	1,000	$32
Mitsui Mining & Smelting Co Ltd	60,000	119		Eni SpA	5,908	140
MMG Ltd (a)	64,000	25		EOG Resources Inc	600	71
Molycorp Inc (a)	22,817	205		EXCO Resources Inc	11,200	87
New Gold Inc (a)	1,900	20		Exxon Mobil Corp (b)	19,680	1,735
Newmont Mining Corp	1,284	60		Forest Oil Corp (a)	3,800	24
Pacific Metals Co Ltd	4,000	14		Gazprom OAO ADR	14,654	130
Queenston Mining Inc (a)	435	2		Hess Corp (b)	4,500	223
Royal Gold Inc	1,040	84		HollyFrontier Corp	5,150	234
Southern Copper Corp	600	22		Idemitsu Kosan Co Ltd	600	49
Sumitomo Metal Mining Co Ltd	16,000	220		Inpex Corp	1	5
Talison Lithium Ltd (a)	26,454	186		Japan Petroleum Exploration Co	600	21
Titanium Metals Corp	4,733	79		JX Holdings Inc	12,000	64
Umicore SA	3,109	162		Karoon Gas Australia Ltd (a)	45,500	233
Uranium One Inc (a)	21,745	42		Lukoil OAO ADR	1,755	110
		$2,487		Lundin Petroleum AB (a)	3,520	83
				Marathon Oil Corp (b)	12,000	370
Miscellaneous Manufacturing - 1.31%				MEG Energy Corp (a)	1,300	47
3M Co (b)	6,597	599		Murphy Oil Corp (b)	3,900	221
AO Smith Corp (b)	1,600	101		Nabors Industries Ltd (a)	10,800	159
Aptargroup Inc	2,410	115		Newfield Exploration Co (a)	2,000	48
Barnes Group Inc	1,700	36		Nexen Inc	14,521	354
Carlisle Cos Inc (b)	1,500	85
				Noble Energy Inc	645	63
CLARCOR Inc	100	5		Occidental Petroleum Corp (b),(e)	13,573	1,021
Cooper Industries PLC (b)	10,188	759		OGX Petroleo e Gas Participacoes SA (a)	1,700	3
Crane Co (b)	4,100	174		Patterson-UTI Energy Inc (b)	28,325	503
Danaher Corp	2,490	134		Penn Virginia Corp	17,740	79
Eaton Corp PLC (b)	9,107	475
FUJIFILM Holdings Corp	3,700	68		Penn West Petroleum Ltd	400	4
General Electric Co(b)	55,508	1,173		Petroleo Brasileiro SA ADR	3,600	63
				Phillips 66 (b)	5,001	262
Harsco Corp	3,700	75		Pioneer Natural Resources Co	3,670	393
Illinois Tool Works Inc	3,448	212		Plains Exploration & Production Co (a),(b)	8,000	286
Ingersoll-Rand PLC	5,400	263		Progress Energy Resources Corp	17,453	355
ITT Corp (b)	8,700	195
				PTT PCL	1,300	14
Konica Minolta Holdings Inc	26,000	187		QEP Resources Inc (b)	3,947	111
Orkla ASA	4,982	41		Quicksilver Resources Inc (a)	5,200	16
Pall Corp (b)	3,840	229
Parker Hannifin Corp (b)	2,514	206		Range Resources Corp	865	55
Polypore International Inc (a)	18,805	772		Repsol SA	4,270	91
				Rosetta Resources Inc (a)	3,910	176
Siemens AG ADR	1,245	129		Royal Dutch Shell PLC ADR	4,844	324
SPX Corp (b)	1,600	109
				Royal Dutch Shell PLC - B shares ADR	4,315	298
Sulzer AG	1,296	201		SK Holdings Co Ltd	701	116
Trelleborg AB	7,339	87		SM Energy Co	1,100	55
Trinity Industries Inc	5,140	163		Southwestern Energy Co (a)	2,200	76
		$6,593		Statoil ASA ADR	4,455	109
Office & Business Equipment - 0.02%				Statoil ASA	6,835	167
Seiko Epson Corp	1,500	9		Surgutneftegas OAO ADR	3,485	29
Xerox Corp	12,400	84		Swift Energy Co (a)	3,300	51
		$93		Tatneft OAO ADR	1,799	71
				Tesoro Corp	12,370	523
Oil & Gas - 3.64%				Total SA ADR	7,112	357
Anadarko Petroleum Corp (e)	20,400	1,493		Transocean Ltd	1,200	55
Baytex Energy Corp	100	4		Tupras Turkiye Petrol Rafinerileri AS	656	18
BG Group PLC	29,280	502		Unit Corp (a),(b)	4,600	207
BP PLC ADR	15,425	644		Valero Energy Corp	7,590	245
C&C Energia Ltd (a)	1,588	14		Whiting Petroleum Corp (a)	2,900	122
Cabot Oil & Gas Corp	8,797	414		WPX Energy Inc (a)	16,180	255
Canadian Natural Resources Ltd	2,450	71				$18,351
Celtic Exploration Ltd (a)	13,172	347
Cheniere Energy Inc (a)	3,410	57		Oil & Gas Services - 0.67%
Chesapeake Energy Corp	3,350	57		Baker Hughes Inc (e)	12,795	552
Chevron Corp (b)	14,182	1,499		Dresser-Rand Group Inc (a),(b)	3,000	158
China Petroleum & Chemical Corp ADR	300	32		Halliburton Co (b)	25,335	845
CNOOC Ltd ADR	300	64		Helix Energy Solutions Group Inc (a),(b)	8,400	147
Cobalt International Energy Inc (a)	41,945	978		Key Energy Services Inc (a)	5,100	34
ConocoPhillips (b)	12,366	705		National Oilwell Varco Inc (b)	5,721	391
CVR Energy Inc (a)	480	22		Oceaneering International Inc (b)	6,970	367
Denbury Resources Inc (a),(b)	2,000	31		Oil States International Inc (a)	300	21
Devon Energy Corp (b)	3,425	177		Petroleum Geo-Services ASA	5,560	93
Diamond Offshore Drilling Inc (b)	2,149	149		RPC Inc	5,450	63
Encana Corp	3,600	78		Saipem SpA	2,329	104

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				Pharmaceuticals (continued)
Schlumberger Ltd (b)	1,462	$105		Warner Chilcott PLC (b)	27,200		$317
SEACOR Holdings Inc (a),(b)	2,500	227		Watson Pharmaceuticals Inc (a)	5,150		453
Superior Energy Services Inc (a)	6,855	139					$17,905
TGS Nopec Geophysical Co ASA	1,737	55
Trican Well Service Ltd	3,620	45		Pipelines - 0.25%
Weatherford International Ltd/Switzerland (a)	5,100	53		Kinder Morgan Inc/Delaware	6,860		232
				ONEOK Inc (b)	1,538		69
		$3,399		Spectra Energy Corp (b)	23,291		651
Packaging & Containers - 0.49%				Williams Cos Inc/The (b)	9,676		318
Ball Corp (b)	4,184	187					$1,270
Bemis Co Inc	4,360	147
Crown Holdings Inc (a),(b)	15,170	567		Private Equity - 0.08%
Graphic Packaging Holding Co (a)	11,030	72		American Capital Ltd (a),(b)	35,300		423
Owens-Illinois Inc (a),(b)	11,400	228
Packaging Corp of America	7,300	266		Publicly Traded Investment Fund - 0.07%
Rengo Co Ltd	2,000	10		BlackRock Global Opportunities Equity Trust	28,713		367
Rock-Tenn Co	7,830	509
Silgan Holdings Inc	3,480	155
Sonoco Products Co	8,260	248		Real Estate - 0.14%
Toyo Seikan Kaisha Ltd	7,000	84		BR Malls Participacoes SA	700		9
		$2,473		BR Properties SA	5,100		60
				China Overseas Land & Investment Ltd	12,000		36
Pharmaceuticals - 3.55%				China Resources Land Ltd	4,000		11
Abbott Laboratories (b)	3,825	249		Country Garden Holdings Co Ltd (a)	9,000		4
Algeta ASA (a)	4,295	116		Evergrande Real Estate Group Ltd	9,000		4
Alkermes PLC (a)	2,550	49		Growthpoint Properties Ltd	4,538		13
AmerisourceBergen Corp (b)	7,609	321		Jones Lang LaSalle Inc (b)	1,500		123
Astellas Pharma Inc	5,600	284		Longfor Properties Co Ltd	2,000		4
AstraZeneca PLC	1,976	94		PDG Realty SA Empreendimentos e	60,100		85
Bayer AG	4,166	377		Participacoes
Bristol-Myers Squibb Co (b)	8,739	285		Realogy Holdings Corp (a)	6,650		251
Cardinal Health Inc (b)	35,395	1,431		Redefine Properties Ltd	4,269		5
Catamaran Corp (a)	22,200	1,081		Shanghai Industrial Holdings Ltd	31,000		101
Chugai Pharmaceutical Co Ltd	6,500	129		Shimao Property Holdings Ltd	2,500		5
Daiichi Sankyo Co Ltd	8,500	132		Sino-Ocean Land Holdings Ltd	8,000		6
Dr Reddy's Laboratories Ltd ADR	800	27		SOHO China Ltd	4,500		3
Eisai Co Ltd	2,500	105		SP Setia Bhd	1,200		1
Elan Corp PLC ADR(a)	3,442	34					$721
Eli Lilly & Co (b)	31,090	1,525
Endo Health Solutions Inc (a),(b)	7,600	218		REITS - 1.15%
Express Scripts Holding Co (a)	1,000	54		American Tower Corp (b)	5,526		414
Forest Laboratories Inc (a),(b)	15,589	552		AvalonBay Communities Inc (b)	1,019		134
				Boston Properties Inc (b)	1,826		187
Galenica AG	57	32
GlaxoSmithKline PLC ADR	2,267	98		BRE Properties Inc	3,920		191
Hypermarcas SA (a)	4,100	30		CreXus Investment Corp	334		4
Johnson & Johnson (b)	18,661	1,301		Duke Realty Corp	21,890		296
				Equity Residential (b)	1,672		93
Kaken Pharmaceutical Co Ltd	64	1		Essex Property Trust Inc	770		108
Kyowa Hakko Kirin Co Ltd	5,000	51		Federal Realty Investment Trust (b)	1,251		130
MAP Pharmaceuticals Inc (a)	5,562	89
McKesson Corp (b)	5,780	546		HCP Inc	3,160		142
				Host Hotels & Resorts Inc (b)	9,894		145
Meda AB	2,758	28
Medicis Pharmaceutical Corp	8,757	379		Kimco Realty Corp	11,170		215
Mediq NV	6,045	102		Liberty Property Trust	7,780		271
Merck & Co Inc (b)	43,546	1,929		Macerich Co/The (b)	5,171		292
Merck KGaA	2,672	358		Pennsylvania Real Estate Investment Trust	9,600		160
				Plum Creek Timber Co Inc (b)	3,983		171
Novartis AG	2,200	136		Prologis Inc	5,320		181
Novo Nordisk A/S	1,770	281		Public Storage (b)	2,980		419
Omnicare Inc	2,300	83		Rayonier Inc (b)	10,042		501
Onyx Pharmaceuticals Inc (a)	1,840	139
Pfizer Inc (b)	45,586	1,141		Realty Income Corp	3,250		132
PharMerica Corp (a),(b)	13,001	188		Regency Centers Corp	4,140		194
				Simon Property Group Inc (b)	1,909		290
Questcor Pharmaceuticals Inc	2,560	66		Taubman Centers Inc (b)	1,724		134
Rigel Pharmaceuticals Inc (a)	7,190	60
Roche Holding AG	8,397	1,654		Ventas Inc	1,520		97
Santen Pharmaceutical Co Ltd	2,800	120		Vornado Realty Trust	2,670		204
Sarepta Therapeutics Inc (a)	3,190	94		Weyerhaeuser Co	24,250		668
Schiff Nutrition International Inc (a)	5,602	235					$5,773
Shionogi & Co Ltd	7,700	130		Retail - 4.64%
Teva Pharmaceutical Industries Ltd ADR	9,635	389		Abercrombie & Fitch Co	11,885		545
Therapeutics MD Inc (a),(c)	59,729	179		Advance Auto Parts Inc (b)	9,885		723
UCB SA	4,108	233		Aeon Co Ltd	1,100		12

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Retail (continued)
Aeropostale Inc (a),(b)	23,600	$326		Sears Holdings Corp (a)	400		$17
American Eagle Outfitters Inc (b)	12,500	265		Seven & I Holdings Co Ltd	10,700		312
Anta Sports Products Ltd	17,000	12		Shimamura Co Ltd	500		51
AutoNation Inc (a),(b)	7,464	291		Shinsegae Co Ltd	12		2
AutoZone Inc (a),(b)	1,443	554		Signet Jewelers Ltd	1,600		86
Best Buy Co Inc	3,800	50		Starbucks Corp (b)	5,750		298
Big Lots Inc (a),(b)	6,500	183		Takashimaya Co Ltd	18,000		114
Brick Ltd/The	13,005	70		Target Corp	5,799		366
Brinker International Inc	2,400	72		Teavana Holdings Inc (a)	8,895		131
Buckle Inc/The	1,400	72		TJX Cos Inc	12,160		540
Burger King Worldwide Inc	59,100	1,013		Tractor Supply Co	400		36
CarMax Inc (a)	1,430	52		Ulta Salon Cosmetics & Fragrance Inc (b)	1,900		191
Chico's FAS Inc	10,800	201		UNY Co Ltd	11,500		81
China Dongxiang Group Co	142,000	16		Urban Outfitters Inc (a)	17,000		641
Citizen Holdings Co Ltd	7,500	38		USS Co Ltd	1,120		120
Copart Inc (a),(b)	3,000	91		Walgreen Co	2,600		88
Costco Wholesale Corp (b)	2,630	274		Wal-Mart Stores Inc (b)	9,324		671
CP ALL PCL (d)	100,900	130		Williams-Sonoma Inc (b)	4,100		186
CVS Caremark Corp	22,252	1,035		Woolworths Holdings Ltd/South Africa	8,443		67
Dick's Sporting Goods Inc	10,530	553		Yum! Brands Inc (b)	2,103		141
Dillard's Inc (b)	3,400	302					$23,391
Dollar General Corp (a)	3,600	180
Dollar Tree Inc (a),(b)	7,188	300		Savings & Loans - 0.26%
Domino's Pizza Inc (b)	4,700	196		First Niagara Financial Group Inc	10,940		82
				Flagstar Bancorp Inc (a)	1,800		33
Douglas Holding AG	435	21		Hudson City Bancorp Inc (b)	79,578		641
DSW Inc	200	14		New York Community Bancorp Inc (b)	30,411		396
Dufry AG (a)	113	15
Dunkin' Brands Group Inc	8,120	258		People's United Financial Inc	14,110		172
Ezcorp Inc (a),(b)	3,000	58					$1,324
Family Dollar Stores Inc	6,380	454		Semiconductors - 1.22%
FamilyMart Co Ltd	800	36		Analog Devices Inc (b)	16,173		657
Fifth & Pacific Cos Inc (a)	27,180	328		Applied Materials Inc (b)	27,247		292
Foot Locker Inc (b)	15,914	570		ASML Holding NV (a)	1,964		123
GameStop Corp (b)	20,955	550		Avago Technologies Ltd (b)	12,650		444
Gap Inc/The (b)	14,683	506		Dialog Semiconductor PLC (a)	232		5
Golden Eagle Retail Group Ltd	52,700	124		Fairchild Semiconductor International Inc (a)	800		11
GOME Electrical Appliances Holding Ltd (a)	1,305,000	131		First Solar Inc (a)	3,900		105
Guess? Inc (b)	8,900	230		GT Advanced Technologies Inc (a)	32,375		109
Home Depot Inc/The (b)	7,814	508		Intel Corp (b)	39,447		772
HSN Inc	2,660	141		KLA-Tencor Corp (b)	9,576		435
Hyundai Home Shopping Network Corp	1,171	132		Linear Technology Corp (b)	5,602		186
Inditex SA	413	57		LSI Corp (a),(b)	33,800		228
Intime Department Store Group Co Ltd	96,000	109		Marvell Technology Group Ltd (b)	29,700		252
Isetan Mitsukoshi Holdings Ltd	5,200	46		Maxim Integrated Products Inc	6,900		201
J Front Retailing Co Ltd	21,000	102		MEMC Electronic Materials Inc (a)	2,500		7
JC Penney Co Inc	20,205	362		Microchip Technology Inc (b)	8,477		258
Kohl's Corp	6,165	275		Micron Technology Inc (a)	40,315		241
K's Holdings Corp	2,100	48		MKS Instruments Inc (b)	8,600		208
Lawson Inc	500	34		NVIDIA Corp	16,600		199
Lotte Shopping Co Ltd	68	22		ON Semiconductor Corp (a),(b)	32,300		214
Lowe's Cos Inc	55,268	1,995		PMC - Sierra Inc (a)	12,600		65
Ltd Brands Inc (b)	8,541	445		QLogic Corp (a),(b)	10,100		96
Macy's Inc (b)	10,313	399		Qualcomm Inc (b)	3,629		231
Maoye International Holdings Ltd	296,000	57		Realtek Semiconductor Corp	21,210		43
McDonald's Corp (b)	2,999	261		Rohm Co Ltd	2,100		60
MSC Industrial Direct Co Inc (b)	10,523	765		Rovi Corp (a)	2,790		43
New World Department Store China Ltd	89,000	54		Samsung Electronics Co Ltd	539		354
Nordstrom Inc (b)	5,351	289		Siliconware Precision Industries Co	27,000		29
O'Reilly Automotive Inc (a)	1,540	144		Sumco Corp (a)	2,400		17
Panera Bread Co (a)	500	80		Taiwan Semiconductor Manufacturing Co Ltd	2,200		38
Parkson Retail Group Ltd	36,000	26		ADR
PetSmart Inc (b)	4,250	301		Wolfson Microelectronics PLC (a)	13,551		41
Pick n Pay Stores Ltd	2,904	13		Xilinx Inc (b)	4,996		173
President Chain Store Corp	9,000	46					$6,137
PVH Corp	6,910	791
RadioShack Corp	31,900	65		Shipbuilding - 0.01%
RONA Inc	5,106	55		Mitsui Engineering & Shipbuilding Co Ltd	50,000		66
Ross Stores Inc (b)	10,500	597
Sally Beauty Holdings Inc (a)	7,100	180
Sears Canada Inc (a)	171	2		Software - 1.91%
				Activision Blizzard Inc	22,310		255

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Software (continued)				Telecommunications (continued)
Akamai Technologies Inc (a)	15,600	$571		Nokia OYJ	17,848		$59
Allscripts Healthcare Solutions Inc (a)	5,800	64		NTT DOCOMO Inc	41		59
Amadeus IT Holding SA	5,917	138		Polycom Inc (a)	9,100		95
ANSYS Inc (a)	1,660	110		RF Micro Devices Inc (a)	19,754		85
Autodesk Inc (a)	400	13		SK Telecom Co Ltd ADR	2,100		32
BMC Software Inc (a),(b)	6,000	246		Sprint Nextel Corp (a)	6,400		37
Broadridge Financial Solutions Inc (b)	1,600	38		Tele2 AB	5,367		94
CA Inc (b)	31,718	703		Telecom Italia SpA	228,821		208
CareView Communications Inc (a)	203,245	165		Telefonaktiebolaget LM Ericsson	16,094		151
Changyou.com Ltd ADR	1,900	47		Telefonica SA ADR	17,067		222
Citrix Systems Inc (a)	2,860	175		Telekomunikasi Indonesia Persero Tbk PT	1,100		42
CommVault Systems Inc (a)	1,200	80		ADR
Compuware Corp (a),(b)	12,600	118		Telenor ASA	4,417		90
Concur Technologies Inc (a)	6,300	414		Telephone & Data Systems Inc	4,100		94
Electronic Arts Inc (a)	15,000	222		Tellabs Inc (b)	97,800		348
Fair Isaac Corp	1,300	56		Tim Participacoes SA ADR	1,000		18
Fidelity National Information Services Inc (b)	12,908	466		tw telecom inc (a)	5,550		143
Fiserv Inc (a),(b)	700	54		USA Mobility Inc (b)	11,726		136
Intuit Inc (b)	5,099	306		Verizon Communications Inc (b)	16,017		707
JDA Software Group Inc (a)	7,781	347		Vodafone Group PLC ADR	7,684		198
Konami Corp	5,500	134					$10,056
Microsoft Corp (b)	40,343	1,074
Opnet Technologies Inc	1,599	66		Textiles - 0.08%
Oracle Corp (b)	40,920	1,313		Cintas Corp (b)	4,343		180
Red Hat Inc (a),(b)	1,567	77		Mohawk Industries Inc (a)	1,700		146
Retalix Ltd (a)	359	11		Nisshinbo Holdings Inc	6,000		42
Salesforce.com Inc (a)	4,857	766		Teijin Ltd	3,000		7
ServiceNow Inc (a)	7,900	258		Toray Industries Inc	5,000		30
Software AG	3,110	131					$405
SolarWinds Inc (a)	2,720	152		Toys, Games & Hobbies - 0.36%
Solera Holdings Inc	16,810	870		Hasbro Inc (b)	24,078		927
Square Enix Holdings Co Ltd	3,000	40		Jakks Pacific Inc (b)	3,014		38
Totvs SA	900	17		Mattel Inc (b)	16,108		604
Velti PLC (a)	3,600	12		Namco Bandai Holdings Inc	10,500		147
VeriFone Systems Inc (a)	4,515	137		Nintendo Co Ltd	660		79
		$9,646					$1,795
Telecommunications - 2.00%				Transportation - 0.98%
Acme Packet Inc (a)	9,056	181		Ansaldo STS SpA	8,636		77
Advanced Info Service PCL	4,800	34		AP Moeller - Maersk A/S - B shares	9		64
Amdocs Ltd	2,600	87		Bristow Group Inc	900		47
America Movil SAB de CV ADR	2,700	64		Canadian National Railway Co	1,970		177
Anixter International Inc	800	49		Canadian Pacific Railway Ltd	1,760		164
Arris Group Inc (a)	8,700	122		Con-way Inc (b)	4,900		138
AT&T Inc (b)	40,021	1,365		CSX Corp (b)	2,800		55
Belgacom SA	1,748	51		Deutsche Post AG	14,467		301
CenturyLink Inc	6,360	247		DSV A/S	5,471		129
China Mobile Ltd ADR	4,000	228		East Japan Railway Co	2,600		171
China Telecom Corp Ltd	48,000	26		Expeditors International of Washington Inc (b)	2,779		104
Cisco Systems Inc (b)	104,199	1,970		FedEx Corp	600		54
Comverse Inc (a)	4,920	142		Keio Corp	12,000		88
Comverse Technology Inc (a)	66,899	238		Keisei Electric Railway Co Ltd	10,000		85
Corning Inc	2,600	32		Koninklijke Vopak NV	894		66
Deutsche Telekom AG ADR	19,750	218		Landstar System Inc (b)	6,030		305
DigitalGlobe Inc (a)	17,670	441		Nippon Express Co Ltd	5,000		18
ENTEL Chile SA	3,881	80		Norfolk Southern Corp (b)	3,420		207
France Telecom SA ADR	8,100	87		Old Dominion Freight Line Inc (a),(b)	3,700		124
Freenet AG	6,502	121		Ryder System Inc (b)	6,400		301
GeoEye Inc (a)	3,780	116		Tidewater Inc	200		9
GN Store Nord A/S	2,930	41		TNT Express NV	33,137		323
Harris Corp (b)	2,614	123		Tobu Railway Co Ltd	8,000		41
HTC Corp	1,000	9		Tokyu Corp	6,000		31
JDS Uniphase Corp (a)	31,865	387		Union Pacific Corp (b)	2,591		318
Juniper Networks Inc (a)	7,200	129		United Parcel Service Inc (b),(e)	13,659		999
KDDI Corp	800	59		Viterra Inc	22,178		347
Koninklijke KPN NV	3,569	20		Werner Enterprises Inc (b)	1,400		30
Level 3 Communications Inc (a)	1,300	25		West Japan Railway Co	4,600		184
MetroPCS Communications Inc (a)	9,400	100					$4,957
Mobistar SA	3,301	87
Motorola Solutions Inc	6,370	347		Water - 0.01%
NeuStar Inc (a)	300	12		American Water Works Co Inc (b)	300		12

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Principal
Water (continued)				BONDS (continued)	Amount (000's)		Value	(000	's)
Cia de Saneamento Basico do Estado de Sao	100	$8		Airlines - 0.54%
Paulo ADR				American Airlines 2011-2 Class A Pass
Guangdong Investment Ltd	20,000	16		Through Trust
		$36		8.63%, 10/15/2021(d)		$752		$767
TOTAL COMMON STOCKS		$280,464		Continental Airlines 1999-1 Class A Pass
CONVERTIBLE PREFERRED STOCKS -0.31%				Through Trust
	Shares Held	Value(000	's)	6.55%, 2/2/2019		504		557
				Continental Airlines 1999-1 Class B Pass
Automobile Manufacturers - 0.06%				Through Trust
General Motors Co	6,665	270		6.80%, 8/2/2018(d)		146		153
Banks - 0.17%				Continental Airlines 2012-2 Class A Pass Thru
Bank of America Corp	281	313		Certificates 4.00%, 10/29/2024(d)		145		151
Wells Fargo & Co	445	550		Continental Airlines 2012-2 Class B Pass Thru
		$863		Certificates
				5.50%, 10/29/2020		105		110
Electric - 0.04%				Delta Air Lines 2007-1 Class A Pass Through
NextEra Energy Inc	1,525	79		Trust
PPL Corp	2,400	129		6.82%, 8/10/2022		422		471
		$208		US Airways 2012-1 Class A Pass Through
Oil & Gas - 0.04%				Trust
				5.90%, 10/1/2024(d)		230		251
Apache Corp	4,800	213		US Airways 2012-2 Class A Pass Through
				Trust
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,554		4.63%, 6/3/2025(h)		260		266
PREFERRED STOCKS - 0.19%	Shares Held	Value(000	's)					$2,726
Banks- 0.09%
Ally Financial Inc (f)	480	467		Automobile Manufacturers - 0.52%
				BMW US Capital LLC
Banco do Estado do Rio Grande do Sul SA	1,600	12		0.83%, 12/21/2012(g)		800		800
		$479		Daimler Finance North America LLC
Consumer Products - 0.01%				0.97%, 3/28/2014(f),(g)		1,400		1,403
Henkel AG & Co KGaA	787	66		Volkswagen International Finance NV
				0.97%, 9/22/2013(f),(g)		100		100
				1.13%, 3/21/2014(c),(f),(g)		300		302
Electric - 0.01%								$2,605
Eletropaulo Metropolitana Eletricidade de Sao	4,600	29
Paulo SA				Banks- 2.55%
				Banco Santander Chile
				6.50%, 9/22/2020(f)	CLP	50,000		101
Iron & Steel - 0.01%
Usinas Siderurgicas de Minas Gerais SA	5,371	31		Bank of America Corp
				6.00%, 9/1/2017		$700		814
				Bankia SA
Media- 0.01%				4.38%, 2/14/2017	EUR	100		114
ProSiebenSat.1 Media AG	1,757	52		Barclays Bank PLC
				6.00%, 1/14/2021		800		1,152
Oil & Gas - 0.05%				Cooperatieve Centrale Raiffeisen-
Chesapeake Energy Corp (f)	300	266		Boerenleenbank BA/Netherlands
				3.95%, 11/9/2022		$1,200		1,216
				4.75%, 1/15/2020(c),(f)		1,000		1,150
Retail - 0.01%				Eksportfinans ASA
Lojas Americanas SA	4,951	44		2.00%, 9/15/2015		360		345
Orchard Supply Hardware Stores Corp (a),(b)	31	—		2.25%, 2/11/2021	CHF	145		140
		$44		2.38%, 5/25/2016		$150		143
TOTAL PREFERRED STOCKS		$967		GMAC International Finance BV
	Principal			7.50%, 4/21/2015	EUR	200		282
BONDS- 25.37%	Amount (000's)	Value(000	's)	Goldman Sachs Group Inc/The
				6.15%, 4/1/2018		$700		818
Advertising - 0.06%				HSBC Bank USA NA/New York NY
Visant Corp				6.00%, 8/9/2017		100		117
10.00%, 10/1/2017	$340	$296		HSBC Holdings PLC
				5.10%, 4/5/2021		600		713
Aerospace & Defense - 0.57%				JP Morgan Chase Bank NA
Embraer SA				6.00%, 10/1/2017		100		118
5.15%, 6/15/2022	610	662		Lloyds TSB Bank PLC
Meccanica Holdings USA Inc				5.80%, 1/13/2020(f)		850		995
6.25%, 1/15/2040(f)	600	508		6.50%, 3/24/2020	EUR	780		1,103
7.38%, 7/15/2039(f)	770	702		Morgan Stanley
United Technologies Corp				6.63%, 4/1/2018		$850		990
0.92%, 6/1/2015(g)	1,015	1,026		Royal Bank of Scotland Group PLC
		$2,898		6.13%, 12/15/2022(h)		615		631

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Banks (continued)					Diversified Financial Services (continued)
Royal Bank of Scotland PLC/The					Textron Financial Corp
4.35%, 1/23/2017	EUR	200	$264		6.00%, 2/15/2067(f),(g)		$700		$609
6.93%, 4/9/2018		500	711						$7,344
Russian Agricultural Bank OJSC Via RSHB
Capital SA					Electric - 0.58%
5.30%, 12/27/2017(f)		$200	212		Cia de Eletricidade do Estado da Bahia
					11.75%, 4/27/2016(f)	BRL	350		175
UBS AG/Stamford CT					Empresas Publicas de Medellin ESP
5.75%, 4/25/2018		600	716		8.38%, 2/1/2021 (f)	COP	380,000		237
			$12,845		Enel Finance International NV
Beverages - 0.10%					6.00%, 10/7/2039(f)		$500		482
Coca-Cola Co/The					Energy Future Holdings Corp
0.34%, 3/14/2014(g)		520	520		10.00%, 1/15/2020(g)		1,090		1,158
					Ipalco Enterprises Inc
Building Materials - 0.24%					5.00%, 5/1/2018		870		896
Owens Corning									$2,948
4.20%, 12/15/2022		1,195	1,212		Engineering & Construction - 0.14%
					Odebrecht Finance Ltd
					7.13%, 6/26/2042(f)		600		694
Chemicals - 0.15%
Hercules Inc
6.50%, 6/30/2029		330	327		Entertainment - 0.06%
Mexichem SAB de CV					WMG Acquisition Corp
6.75%, 9/19/2042(f)		400	436		6.00%, 1/15/2021(f)		300		308
			$763
Commercial Services - 0.16%					Food- 0.52%
Cielo SA / Cielo USA Inc					BRF - Brasil Foods SA
3.75%, 11/16/2022(f)		800	792		5.88%, 6/6/2022(f)		1,000		1,100
					Campbell Soup Co
					0.61%, 8/1/2014(g)		1,110		1,114
Computers - 0.42%					Delhaize Group SA
Hewlett-Packard Co
0.59%, 5/24/2013(g)		700	697		5.70%, 10/1/2040		160		150
					SUPERVALU Inc
4.65%, 12/9/2021		550	532		7.50%, 11/15/2014		255		241
International Business Machines Corp
0.55%, 2/6/2015		510	510						$2,605
SunGard Data Systems Inc					Gas- 0.05%
6.63%, 11/1/2019(f)		360	367		China Resources Gas Group Ltd
			$2,106		4.50%, 4/5/2022(f)		225		246
Cosmetics & Personal Care - 0.10%
Procter & Gamble Co/The					Hand & Machine Tools - 0.08%
0.23%, 2/6/2014(g)		485	485		Mcron Finance Sub LLC / Mcron Finance
					Corp
					8.38%, 5/15/2019(f)		410		420
Distribution & Wholesale - 0.23%
Ingram Micro Inc
5.00%, 8/10/2022		1,120	1,148		Holding Companies - Diversified - 0.35%
					Grupo KUO SAB De CV
					6.25%, 12/4/2022(d),(f),(h)		500		500
Diversified Financial Services - 1.46%					Hutchison Whampoa International 11 Ltd
Doric Nimrod Air Finance Alpha Ltd 2012-1					4.63%, 1/13/2022(f)		483		541
Class A Pass Through Trust
5.13%, 11/30/2024(c),(f)		1,330	1,380		Votorantim Cimentos SA
					7.25%, 4/5/2041(f)		650		713
General Electric Capital Corp
6.25%, 12/15/2022(g)		500	538						$1,754
7.13%, 12/15/2049(g)		1,000	1,126		Home Equity Asset Backed Securities - 0.98%
International Lease Finance Corp					Countrywide Asset-Backed Certificates
6.75%, 9/1/2016(f)		230	257		0.35%, 8/25/2037(g)		1,600		951
John Deere Capital Corp					HSI Asset Securitization Corp Trust 2006-
0.47%, 4/25/2014(g)		1,000	1,001		HE2
Numericable Finance & Co SCA					0.32%, 12/25/2036(g)		2,347		809
8.75%, 2/15/2019(f)	EUR	175	239		Morgan Stanley ABS Capital I
Sasol Financing International PLC					0.30%, 1/25/2037(g)		2,135		993
4.50%, 11/14/2022		$980	978		0.55%, 3/25/2037(g)		1,985		962
Schahin II Finance Co SPV Ltd					Morgan Stanley Home Equity Loan Trust
5.88%, 9/25/2022(f)		500	521		0.44%, 4/25/2037(g)		2,500		1,222
SLM Corp									$4,937
8.00%, 3/25/2020		100	114
8.45%, 6/15/2018		500	581

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)			Value(000	's)
Insurance - 0.36%				Mortgage Backed Securities (continued)
AXA SA				Bear Stearns ARM Trust 2005-12
6.38%, 12/29/2049(f),(g)	$1,300	$1,225		3.00%, 2/25/2036(g)			$250	$176
MetLife Capital Trust IV				Bear Stearns Commercial Mortgage
7.88%, 12/15/2037(f)	500	610		Securities
		$1,835		5.98%, 5/11/2039(f),(g)			105	106
				Bella Vista Mortgage Trust 2005-1
Internet - 0.05%				0.48%, 2/22/2035(g)			189	138
Baidu Inc				Berica ABS SRL
3.50%, 11/28/2022	260	263		0.52%, 12/30/2055(d),(g)		EUR	600	716
				Citicorp Mortgage Securities Inc
Iron & Steel - 0.35%				0.56%, 9/25/2035(g)			$99	98
ArcelorMittal				Citimortgage Alternative Loan Trust
7.25%, 3/1/2041	350	313		6.00%, 7/25/2036			91	69
7.50%, 10/15/2039	897	821		6.00%, 6/25/2037(g)			252	208
Samarco Mineracao SA				COBALT CMBS Commercial Mortgage Trust
4.13%, 11/1/2022(f)	635	635		2006	-C1
		$1,769		5.25%, 8/15/2048			325	334
				Countrywide Alternative Loan Trust
Lodging - 0.18%				5.75%, 4/25/2037			236	189
Mandalay Resort Group				6.25%, 7/25/2036(g)			219	149
7.63%, 7/15/2013	210	216		Countrywide Home Loan Mortgage Pass
MGM Resorts International				Through Trust
7.63%, 1/15/2017	145	154		0.48%, 4/25/2035(g)			208	146
8.63%, 2/1/2019(f)	55	60		0.53%, 3/25/2035(g)			372	227
Wyndham Worldwide Corp				2.78%, 9/20/2034(g)			104	96
5.63%, 3/1/2021	425	473		3.63%, 1/20/2035(g)			218	198
		$903		5.50%, 6/25/2035			604	607
Media- 0.34%				Credit Suisse First Boston Mortgage Securities
Clear Channel Communications Inc				Corp
5.50%, 9/15/2014	575	535		5.25%, 5/25/2028			102	101
Clear Channel Worldwide Holdings Inc				5.50%, 11/25/2035			320	273
7.63%, 3/15/2020	25	24		CSMC Mortgage-Backed Trust 2006-8
				6.50%, 10/25/2021(g)			203	167
7.63%, 3/15/2020	1,165	1,142
		$1,701		Deutsche ALT-A Securities Inc Alternate Loan
				Trust
Mining - 1.04%				5.50%, 12/25/2035(g)			221	162
Anglo American Capital PLC				Fannie Mae Trust 2002-W8
4.13%, 9/27/2022(f)	1,165	1,195		0.61%, 9/25/2032(g)			193	193
AngloGold Ashanti Holdings PLC				FHLMC Multifamily Structured Pass Through
5.13%, 8/1/2022	590	587		Certificates
BHP Billiton Finance USA Ltd				1.74%, 10/25/2021(c),(g)			199	22
0.58%, 2/18/2014(g)	515	516		First Horizon Mortgage Pass-Through Trust
FMG Resources August 2006 Pty Ltd				2005-AR3
7.00%, 11/1/2015(f)	285	291		2.61%, 8/25/2035(g)			404	387
New Gold Inc				GMAC Mortgage Corp Loan Trust
6.25%, 11/15/2022(f)	450	460		3.35%, 11/19/2035(g)			598	539
Newcrest Finance Pty Ltd				3.56%, 7/19/2035(g)			261	236
4.20%, 10/1/2022(f)	575	595		GS Mortgage Securities Corp II
Teck Resources Ltd				5.98%, 8/10/2045(g)			450	425
5.40%, 2/1/2043	870	899		GSR Mortgage Loan Trust
Xstrata Finance Canada Ltd				2.78%, 12/25/2034(g)			910	916
5.30%, 10/25/2042(f)	715	727		6.00%, 9/25/2036			454	393
		$5,270		Harborview Mortgage Loan Trust
				0.55%, 6/20/2035(g)			681	609
Miscellaneous Manufacturing - 0.02%				3.03%, 12/19/2035(g)			347	283
General Electric Co				Indymac Index Mortgage Loan Trust
2.70%, 10/9/2022	100	102		4.81%, 5/25/2036(g)			310	264
				JP Morgan Alternative Loan Trust
Mortgage Backed Securities - 4.03%				5.10%, 3/25/2036(g)			44	35
Banc of America Funding Corp				JP Morgan Chase Commercial Mortgage
0.66%, 7/25/2037(f),(g)	195	118		Securities Corp
3.00%, 11/20/2034(g)	253	222		2.11%, 11/15/2028(f),(g)			1,096	1,107
Banc of America Large Loan Inc				5.46%, 1/15/2049			250	261
2.51%, 11/15/2015(f),(g)	1,011	1,008		Lehman Mortgage Trust 2006-1
Banc of America Mortgage 2006-B Trust				5.50%, 2/25/2036			68	67
6.13%, 11/20/2046(g)	115	101		MASTR Adjustable Rate Mortgages Trust
Bear Stearns ARM Trust 2004-10				2006-2
3.04%, 1/25/2035(g)	9	9		2.98%, 4/25/2036(g)			392	341

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Mortgage Backed Securities (continued)					Oil & Gas (continued)
Merrill Lynch Mortgage Investors Trust Series					OGX Austria GmbH
MLCC 2005-3					8.38%, 4/1/2022(f)		$700		$570
0.46%, 11/25/2035(g)		$108	$99		8.50%, 6/1/2018(f)		600		522
0.46%, 11/25/2035(g)		662	601		Petrobras Global Finance BV
Merrill Lynch Mortgage Investors Trust Series					4.25%, 10/2/2023	EUR	910		1,236
MLCC 2006-2					Petroleos Mexicanos
2.35%, 5/25/2036(g)		121	120		7.65%, 11/24/2021(f)	MXN	6,500		539
Merrill Lynch Mortgage Investors Trust Series					Plains Exploration & Production Co
MLCC 2007-1					6.50%, 11/15/2020		$590		602
5.19%, 1/25/2037(g)		200	180		Rosneft Oil Co via Rosneft International
Morgan Stanley Capital I Trust 2007-HQ12					Finance Ltd
5.76%, 4/12/2049(g)		279	290		4.20%, 3/6/2022(d),(f),(h)		650		650
Morgan Stanley Mortgage Loan Trust 2006-					Statoil ASA
11					2.45%, 1/17/2023		1,190		1,187
6.00%, 8/25/2036(g)		321	264		TNK-BP Finance SA
Morgan Stanley Mortgage Loan Trust 2006-2					6.63%, 3/20/2017		500		566
5.75%, 2/25/2036		304	281						$10,269
Morgan Stanley Re-REMIC Trust 2010-
GG10					Oil & Gas Services - 0.26%
5.98%, 8/15/2045(f),(g)		500	551		Basic Energy Services Inc
Motel 6 Trust					7.75%, 2/15/2019		285		283
3.78%, 10/5/2025(f)		200	201		7.75%, 10/15/2022(f)		695		667
RALI Trust					Global Geophysical Services Inc
0.46%, 8/25/2037(g)		950	678		10.50%, 5/1/2017		410		376
Residential Asset Securitization Trust									$1,326
5.38%, 7/25/2035		683	571		Other Asset Backed Securities - 0.97%
6.00%, 6/25/2037(g)		317	278		Belle Haven ABS CDO Ltd
RFMSI Trust					0.67%, 11/3/2044(c),(f),(g)		148		63
5.75%, 1/25/2036		308	310		0.71%, 11/3/2044(c),(f),(g)		202		86
RMAC Securities PLC					Countrywide Asset-Backed Certificates
0.82%, 6/12/2044(g)	GBP	652	934		0.36%, 6/25/2047(g)		1,200		840
Structured Asset Mortgage Investments Inc					0.40%, 6/25/2047(g)		1,600		995
0.42%, 4/25/2036(g)		$735	478		Diamond Resorts Owner Trust
Structured Asset Securities Corp					9.31%, 3/20/2026(f)		117		123
2.60%, 1/25/2032(g)		34	28		Huntington CDO Ltd
Thornburg Mortgage Securities Trust					0.58%, 11/5/2040(c),(d),(f),(g)		267		240
1.46%, 6/25/2037(g)		83	78		JP Morgan Mortgage Acquisition Corp
5.75%, 6/25/2037(g)		383	372		0.32%, 8/25/2036(g)		498		218
WaMu Mortgage Pass Through Certificates					Merrill Lynch Mortgage Investors Inc
0.89%, 1/25/2047(g)		1,037	852		0.29%, 9/25/2037(g)		76		18
1.56%, 8/25/2042(g)		23	22		Newcastle CDO V Ltd
2.54%, 7/25/2046(g)		431	383		0.71%, 12/24/2039(c),(d),(f),(g)		313		282
Washington Mutual Alternative Mortgage					Sierra Madre Funding Ltd
Pass-Through Certificates					0.59%, 9/7/2039(c),(d),(f),(g)		573		401
6.00%, 3/25/2036(g)		290	250		0.61%, 9/7/2039(c),(d),(f),(g)		1,401		980
Wells Fargo Mortgage Backed Securities					Sierra Receivables Funding Co LLC
Trust					2.84%, 5/20/2019(f)		113		115
2.69%, 2/25/2034(g)		164	162		Triaxx Prime CDO
2.69%, 4/25/2035(g)		246	249		0.47%, 10/2/2039(f),(g)		211		137
5.50%, 11/25/2035		114	121		0.47%, 10/2/2039(f),(g)		140		110
5.50%, 1/25/2036(g)		256	265		0.47%, 10/2/2039(f),(g)		349		272
			$20,314						$4,880
Office Furnishings - 0.17%					Pharmaceuticals - 0.18%
Steelcase Inc					Valeant Pharmaceuticals International
6.38%, 2/15/2021		785	844		6.38%, 10/15/2020(f)		180		191
					VPI Escrow Corp
Oil & Gas - 2.04%					6.38%, 10/15/2020(f)		690		733
Connacher Oil and Gas Ltd									$924
8.50%, 8/1/2019(f)		495	368
					Pipelines - 0.18%
Eni SpA					IFM US Colonial Pipeline 2 LLC
4.15%, 10/1/2020(f)		1,100	1,137		6.45%, 5/1/2021(f)		800		893
Gazprom Neft OAO Via GPN Capital SA
4.38%, 9/19/2022(f)		1,200	1,213
Halcon Resources Corp					Regional Authority - 0.10%
9.75%, 7/15/2020(f)		555	588		Province of Ontario Canada
Newfield Exploration Co					3.15%, 6/2/2022	CAD	500		522
5.63%, 7/1/2024		1,020	1,091

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Retail - 0.33%					Telecommunications (continued)
Foot Locker Inc					Telemar Norte Leste SA
8.50%, 1/15/2022		$410	$443		5.50%, 10/23/2020(f)		500		518
Walgreen Co									$6,534
0.90%, 3/13/2014(g)		1,220	1,224		TOTAL BONDS				$127,851
			$1,667			Principal
Semiconductors - 0.10%					CONVERTIBLE BONDS - 7.43%	Amount (000's)		Value	(000	's)
Advanced Micro Devices Inc					Aerospace & Defense - 0.09%
7.50%, 8/15/2022(f)		590	494		L-3 Communications Holdings Inc
					3.00%, 8/1/2035(b)		$475		477
Sovereign - 3.51%
Autonomous Community of Madrid Spain					Airlines - 0.05%
4.20%, 9/24/2014	EUR	100	$125		Lufthansa Malta Blues LP
4.31%, 3/6/2014		100	129		0.75%, 4/5/2017	EUR	200		278
Brazilian Government International Bond
8.50%, 1/5/2024	BRL	900	497
Bundesschatzanweisungen					Automobile Manufacturers - 0.21%
1.75%, 6/14/2013	EUR	1,900	2,493		Ford Motor Co
Canadian Government Bond					4.25%, 11/15/2016		$330		487
1.00%, 2/1/2015	CAD	325	327		Volkswagen International Finance NV
					5.50%, 11/9/2015(d),(f)	EUR	400		558
1.50%, 8/1/2015		2,800	2,846
1.75%, 3/1/2013		1,600	1,614						$1,045
3.00%, 12/1/2015		375	398		Biotechnology - 0.55%
Chile Government International Bond					Exelixis Inc
5.50%, 8/5/2020	CLP	300,000	687		4.25%, 8/15/2019(b)		$200		212
Malaysia Government Bond					Gilead Sciences Inc
3.31%, 10/31/2017	MYR	3,665	1,208		1.63%, 5/1/2016(b)		825		1,416
Mexican Bonos					Regeneron Pharmaceuticals Inc
6.00%, 6/18/2015(g)	MXN	93	738		1.88%, 10/1/2016(b)		450		970
7.75%, 12/14/2017(g)		26,000	2,242		Vertex Pharmaceuticals Inc
8.00%, 12/19/2013(g)		5,500	439		3.35%, 10/1/2015		140		156
8.50%, 12/13/2018(g)		5,000	452						$2,754
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/2021	EUR	1,550	1,562		Coal- 0.06%
Republica Orient Uruguay					Alpha Natural Resources Inc
4.25%, 4/5/2027	UYU	5,183	306		2.38%, 4/15/2015		100		90
Russian Foreign Bond - Eurobond					Peabody Energy Corp
4.50%, 4/4/2022(f)		$400	453		4.75%, 12/15/2066		230		209
Spain Government Bond									$299
4.30%, 10/31/2019	EUR	505	638		Commercial Services - 0.65%
4.65%, 7/30/2025		265	311		Avis Budget Group Inc
Vnesheconombank Via VEB Finance PLC					3.50%, 10/1/2014(b)		625		835
6.03%, 7/5/2022(f)		$200	224
					Hertz Global Holdings Inc
			$17,689		5.25%, 6/1/2014(b)		1,250		2,452
Telecommunications - 1.30%									$3,287
Alcatel-Lucent USA Inc					Computers - 0.42%
6.45%, 3/15/2029		770	508		Cadence Design Systems Inc
America Movil SAB de CV					2.63%, 6/1/2015(b)		350		610
3.13%, 7/16/2022		200	205		EMC Corp/MA
Brasil Telecom SA					1.75%, 12/1/2013		135		212
9.75%, 9/15/2016(f)	BRL	1,205	594
					NetApp Inc
Clearwire Communications LLC/Clearwire					1.75%, 6/1/2013(b)		1,000		1,091
Finance Inc					SanDisk Corp
12.00%, 12/1/2015(f)		$565	596
Colombia Telecomunicaciones SA ESP					1.50%, 8/15/2017		185		206
5.38%, 9/27/2022(f)		485	490						$2,119
Embarq Corp					Diversified Financial Services - 0.02%
8.00%, 6/1/2036		1,635	1,783		Jefferies Group Inc
Level 3 Communications Inc					3.88%, 11/1/2029		100		99
8.88%, 6/1/2019(f)		110	116
Telecom Italia Capital SA
6.00%, 9/30/2034		240	221		Food- 0.19%
6.38%, 11/15/2033		140	135		Smithfield Foods Inc
					4.00%, 6/30/2013(b)		900		980
7.72%, 6/4/2038		425	445
Telefonica Emisiones SAU
5.13%, 4/27/2020		75	75		Home Builders - 0.77%
5.46%, 2/16/2021		135	137		DR Horton Inc
5.60%, 3/12/2020	GBP	200	327		2.00%, 5/15/2014(b)		1,225		1,899
7.05%, 6/20/2036		$375	384

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)
Home Builders (continued)				REITS (continued)
Lennar Corp				SL Green Operating Partnership LP
2.00%, 12/1/2020(b),(f)	$550	$789		3.00%, 10/15/2017(b),(f)	$1,250		$1,388
2.75%, 12/15/2020(f)	225	410					$7,426
3.25%, 11/15/2021(f)	225	400
Toll Brothers Finance Corp				Semiconductors - 0.65%
0.50%, 9/15/2032(b),(f)	400	397		Intel Corp
		$3,895		2.95%, 12/15/2035	160		167
				3.25%, 8/1/2039	80		92
Internet - 0.88%				Microchip Technology Inc
Equinix Inc				2.13%, 12/15/2037(b)	1,175		1,400
4.75%, 6/15/2016(b)	1,325	3,051		Micron Technology Inc
VeriSign Inc				1.88%, 8/1/2031	130		114
3.25%, 8/15/2037(b)	1,200	1,393		2.38%, 5/1/2032(f)	100		92
		$4,444		3.13%, 5/1/2032(f)	200		186
				Xilinx Inc
Investment Companies - 0.11%				3.13%, 3/15/2037(b)	1,000		1,234
Ares Capital Corp							$3,285
5.75%, 2/1/2016(b),(f)	525	564
				Telecommunications - 0.08%
				Ciena Corp
Iron & Steel - 0.21%				3.75%, 10/15/2018(f)	270		297
United States Steel Corp
4.00%, 5/15/2014(b)	1,000	1,042		Virgin Media Inc
				6.50%, 11/15/2016(b)	50		100
							$397
Machinery - Diversified - 0.17%				TOTAL CONVERTIBLE BONDS			$37,474
Chart Industries Inc					Principal
2.00%, 8/1/2018(b)	725	853		MUNICIPAL BONDS - 0.69%	Amount (000's)	Value	(000	's)
				California - 0.27%
Media- 0.33%				Bay Area Toll Authority
XM Satellite Radio Inc				7.04%, 4/1/2050	$500		$738
7.00%, 12/1/2014(b),(f)	1,000	1,644		State of California
				7.70%, 11/1/2030	500		619
Mining - 0.30%							$1,357
Alcoa Inc				Illinois - 0.12%
5.25%, 3/15/2014(b)	986	1,395
				Chicago Transit Authority
Stillwater Mining Co				6.90%, 12/1/2040	500		613
1.75%, 10/15/2032	100	110
		$1,505
				New York - 0.25%
Oil & Gas - 0.17%				Metropolitan Transportation Authority
Chesapeake Energy Corp				7.13%, 11/15/2030	500		599
2.50%, 5/15/2037	225	201		New York City Municipal Water Finance
2.75%, 11/15/2035	65	62		Authority
Petrominerales Ltd				5.72%, 6/15/2042	500		668
3.25%, 6/12/2017	100	83					$1,267
Pioneer Natural Resources Co
2.88%, 1/15/2038(b)	275	492		Texas- 0.05%
		$838		North Texas Higher Education Authority
				1.56%, 4/1/2040(g)	239		244
Pharmaceuticals - 0.05%
Medicis Pharmaceutical Corp				TOTAL MUNICIPAL BONDS			$3,481
1.38%, 6/1/2017(b)	225	243
				SENIOR FLOATING RATE INTERESTS -	Principal
				2.46%	Amount (000's)	Value	(000	's)
REITS- 1.47%				Advertising - 0.13%
Annaly Capital Management Inc				Acosta Inc, Term Loan D
5.00%, 5/15/2015(b)	100	102		5.00%, 3/1/2018(g)	$130		$131
Boston Properties LP				Getty Images Inc, Term Loan
3.63%, 2/15/2014(b),(f)	750	789		4.75%, 10/3/2019(g)	230		231
DDR Corp				Visant Corp, Term Loan
1.75%, 11/15/2040(b)	1,000	1,107		5.25%, 12/22/2016(g)	314		283
Digital Realty Trust LP							$645
5.50%, 4/15/2029(b),(f)	425	682
Health Care REIT Inc				Aerospace & Defense - 0.06%
3.00%, 12/1/2029(b)	925	1,106		Six3 Systems Inc, Term Loan
Host Hotels & Resorts LP				7.00%, 9/20/2019(g)	119		119
2.50%, 10/15/2029(b),(f)	1,000	1,256		TASC Inc/VA, Term Loan
ProLogis LP				4.50%, 12/18/2015(g)	159		159
3.25%, 3/15/2015(b)	900	996					$278

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Agriculture - 0.03%			Diversified Financial Services (continued)
Pinnacle Operating Corp, Term Loan B			Springleaf Financial Funding Co, Term Loan
0.00%, 11/14/2018(g),(i)	$170	$165	NEW
			5.50%, 5/28/2017(g)	$500	$494
Apparel - 0.01%					$534
Wolverine World Wide, Term Loan B			Electric - 0.07%
4.00%, 6/26/2019(g)	74	75	AES Corp/VA, Term Loan
			4.25%, 6/1/2018(g)	235	236
Automobile Manufacturers - 0.02%			Calpine Corp, Term Loan B3
			4.50%, 9/27/2019(g)	125	126
Navistar Inc, Term Loan B
7.00%, 8/16/2017(g)	120	120			$362
			Electronics - 0.02%
Automobile Parts & Equipment - 0.05%			Sensus USA Inc, Term Loan
TI Group Automotive Systems LLC, Term			8.50%, 5/11/2018(g)	80	80
Loan
6.75%, 3/9/2018(g)	254	256	Entertainment - 0.02%
			WMG Acquisition Corp, Term Loan B
Beverages - 0.01%			5.25%, 10/25/2018(g)	85	86
DS Waters of America Inc, Term Loan
10.50%, 8/25/2017(g)	35	36	Environmental Control - 0.05%
			Metal Services LLC, Term Loan
Building Materials - 0.07%			0.00%, 5/30/2017(g),(i)	270	267
Aluma Systems Inc, Term Loan B
0.00%, 10/16/2018(g),(i)	25	25	Healthcare - Services - 0.10%
Armstrong World Industries Inc, Term Loan			DaVita HealthCare Partners Inc, Term Loan
B1			B2
4.00%, 3/10/2018(g)	284	286	4.00%, 8/21/2019(g)	100	100
CPG International Inc, Term Loan			Kindred Healthcare Inc, Term Loan B
5.75%, 9/18/2019(g)	65	65	5.25%, 6/1/2018(g)	50	49
		$376	5.25%, 6/1/2018(g)	110	108
Chemicals - 0.18%			MultiPlan Inc, Term Loan B
			4.75%, 8/26/2017(g)	240	241
Ascend Performance Materials LLC, Term
Loan B					$498
6.75%, 4/4/2018(g)	129	127	Home Furnishings - 0.04%
Kronos Worldwide Inc, Term Loan B			Tempur Pedic Inc, Term Loan B
5.75%, 6/11/2018(g)	252	253	0.00%, 11/20/2019(g),(i)	190	191
Nexeo Solutions LLC, Term Loan B
5.00%, 9/8/2017(g)	135	132
PL Propylene LLC, Term Loan B			Housewares - 0.04%
7.00%, 3/27/2017(g)	130	132	Wilsonart International Holdings LLC, Term
B1 Taminco Global Chemical Corp, Term Loan			Loan 5.50%, 10/24/2019(g)	175	176
5.25%, 2/15/2019(g)	269	271
		$915	Insurance - 0.02%
Coal- 0.07%			AmWINS Group Inc, Term Loan
			9.25%, 12/7/2019(g)	90	91
Arch Coal Inc, Term Loan
5.75%, 5/14/2018(g)	135	136
Patriot Coal Corp, DIP Term Loan			Internet - 0.03%
9.25%, 12/9/2013(g)	206	207	Zayo Group LLC, Term Loan B
		$343	5.25%, 3/18/2019(g)	165	166
Commercial Services - 0.04%
Brand Energy & Infrastructure Services Inc,			Iron & Steel - 0.02%
Term Loan B			Essar Steel Algoma Inc, Term Loan
0.00%, 10/16/2018(g),(i)	105	104	8.75%, 9/18/2014(g)	90	88
On Assignment Inc, Term Loan B
5.00%, 5/1/2019(g)	105	106
			Machinery - Diversified - 0.02%
		$210	Edwards Cayman Islands II Ltd, Term Loan B-
Computers - 0.05%			EXT
SRA International Inc, Term Loan B			5.50%, 5/31/2016(g)	113	112
6.50%, 7/20/2018(g)	285	271
			Media- 0.06%
Diversified Financial Services - 0.11%			Truven Health Analytics Inc, Term Loan
Nuveen Investments Inc, Term Loan EXT-			5.75%, 5/25/2019(g)	294	294
NEW
5.84%, 5/13/2017(g)	40	40

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Metal Fabrication & Hardware - 0.01%				Software (continued)
Transtar Holding Company, Term Loan				Applied Systems Inc, Term Loan B
5.50%, 10/2/2018(g)	$45	$45		5.50%, 12/1/2016(g)	$114	$115
				Blackboard Inc, Term Loan B
				7.50%, 10/4/2018(g)	121	121
Mining - 0.17%				Blackboard Inc, Term Loan B2
Fairmount Minerals Ltd, Term Loan B-NEW				6.25%, 10/4/2018(g)	264	263
5.25%, 3/15/2017(g)	289	288
				First Data Corp, Term Loan F1
FMG Resources August 2006 Pty Ltd, Term				5.21%, 3/24/2017(g)	165	161
Loan B
5.25%, 10/12/2017(g)	565	566		IMS Health Inc, Term Loan
				4.50%, 8/26/2017(g)	85	86
		$854		SS&C Technologies Holdings Europe SARL,
Miscellaneous Manufacturers - 0.02%			Delay	-Draw Term Loan B2-DD
TriMas Company LLC, Term Loan B				5.00%, 5/23/2019(g)	41	41
3.75%, 10/10/2019(g)	75	75		SS&C Technologies Inc, Delay-Draw Term
				Loan B1-DD
				5.00%, 5/23/2019(g)	394	398
Oil & Gas Services - 0.04%				TriZetto Group Inc/The, Term Loan
Pinnacle Holdco Sarl, Term Loan				8.50%, 3/27/2019(g)	55	55
10.50%, 7/24/2020(g)	115	116
				TriZetto Group Inc/The, Term Loan B
Preferred Proppants LLC, Term Loan B				4.75%, 5/2/2018(g)	274	270
7.50%, 12/15/2016(g)	104	96
		$212				$1,580
				Telecommunications - 0.15%
Packaging & Containers - 0.04%				Level 3 Financing Inc, Term Loan A-OLD
FPC Holdings Inc, Term Loan				5.25%, 8/1/2019(g)	160	161
5.25%, 11/15/2019(g)	100	100
				Level 3 Financing Inc, Term Loan B II
TricorBraun Inc, Term Loan B				4.75%, 8/1/2019(g)	290	292
5.50%, 4/30/2018(g)	85	85
				MetroPCS Wireless Inc, Term Loan B3
		$185		4.00%, 3/19/2018(g)	124	124
Pharmaceuticals - 0.17%				West Corp, Term Loan B6
AssuraMed Holding Inc, Term Loan				5.75%, 6/2/2018(g)	155	157
5.50%, 10/23/2019(g)	100	101				$734
Par Pharmaceutical Cos Inc, Term Loan B				TOTAL SENIOR FLOATING RATE INTERESTS		$12,378
5.00%, 9/18/2019(g)	130	129		U.S. GOVERNMENT & GOVERNMENT	Principal
Quintiles Transnational Corp, Term Loan B				AGENCY OBLIGATIONS - 12.54%	Amount (000's)	Value (000's)
5.00%, 6/8/2018(g)	124	124		Federal Home Loan Mortgage Corporation (FHLMC) -0.31%
Valeant Pharmaceuticals International Inc,
Term Loan B				4.50%, 5/1/2039	$706	$756
0.00%, 9/27/2019(g),(i)	295	296		4.50%, 11/1/2039	760	813
4.25%, 2/27/2019(g)	212	213				$1,569
		$863		Federal National Mortgage Association (FNMA) - 5.17%
Pipelines - 0.05%				2.50%, 12/1/2027(j)	1,000	1,046
NGPL PipeCo LLC, Term Loan B				3.00%, 12/1/2026	2,000	2,111
6.75%, 5/4/2017(g)	265	270		3.00%, 8/1/2042	14,917	15,710
				3.50%, 11/1/2025	1,452	1,541
				3.50%, 2/1/2026	496	526
Private Equity - 0.03%				3.50%, 4/1/2026	762	808
HarbourVest Partners LLC, Term Loan
4.75%, 11/20/2017(g)	160	160		3.50%, 9/1/2026	290	307
				3.50%, 12/1/2041(j)	500	534
				4.00%, 12/1/2026(j)	1,000	1,070
Retail - 0.15%				4.00%, 12/1/2039	1,443	1,547
Bass Pro Group LLC, Term Loan B				5.00%, 5/1/2039	453	497
0.00%, 11/15/2019(g),(i)	290	290		5.00%, 6/1/2041	331	361
BJ's Wholesale Club Inc, Term Loan B						$26,058
5.75%, 9/20/2019(g)	80	81		Government National Mortgage Association (GNMA) -0.21%
David's Bridal Inc, Term Loan B
5.00%, 10/5/2019(g)	45	45		3.00%, 12/1/2042(j)	1,000	1,067
OSI Restaurant Partners LLC, Term Loan B
4.75%, 10/23/2019(g)	90	91
PF Chang's China Bistro Inc, Term Loan B				U.S. Treasury - 3.77%
6.25%, 6/22/2019(g)	58	58		1.00%, 6/30/2019	200	201
Serta Simmons Holdings LLC, Term Loan B				1.38%, 11/30/2018	600	619
5.00%, 9/19/2019(g)	200	200		1.38%, 2/28/2019	500	515
		$765		1.50%, 7/31/2016	800	832
				1.63%, 8/15/2022	5,600	5,629
Software - 0.31%				1.75%, 5/15/2022(k),(l)	3,900	3,979
Applied Systems Inc, Term Loan				2.00%, 11/15/2021	700	734
9.50%, 6/8/2017(g)	70	70		2.00%, 2/15/2022	500	523
				2.13%, 8/15/2021(l)	4,200	4,461

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			(a) Non-Income Producing Security
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(b)	Security or a portion of the security was pledged as collateral for short
				sales. At the end of the period, the value of these securities totaled $90,612
U.S. Treasury (continued)				or 17.98% of net assets.
3.63%, 2/15/2020	$1,000	$1,179		(c) Security is Illiquid
7.50%, 11/15/2024(k),(m)	200	323
				(d)	Fair value is determined in accordance with procedures established in
		$18,995		good faith by the Board of Directors. At the end of the period, the fair
U.S. Treasury Bill - 1.34%				value of these securities totaled $5,910 or 1.17% of net assets.
0.13%, 3/21/2013(k),(m),(n)	6,750	6,748		(e)	Security or a portion of the security was pledged to cover margin
				requirements for options contracts. At the end of the period, the value of
				these securities totaled $5,412 or 1.07% of net assets.
U.S. Treasury Inflation-Indexed Obligations - 1.74%				(f)	Security exempt from registration under Rule 144A of the Securities Act of
0.13%, 1/15/2022	2,556	2,804		1933. These securities may be resold in transactions exempt from
0.63%, 7/15/2021(k),(m)	4,415	5,059		registration, normally to qualified institutional buyers. Unless otherwise
0.75%, 2/15/2042	819	917		indicated, these securities are not considered illiquid. At the end of the
		$8,780		period, the value of these securities totaled $48,929 or 9.71% of net
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				assets.
OBLIGATIONS		$63,217		(g) Variable Rate. Rate shown is in effect at November 30, 2012.
	Maturity			(h) Security purchased on a when-issued basis.
REPURCHASE AGREEMENTS - 0.69%	Amount (000's)	Value(000	's)	(i)	This Senior Floating Rate Note will settle after November 30, 2012, at
Banks- 0.69%				which time the interest rate will be determined.
Barclays Capital Repurchase Agreement;	$100	$100		(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
0.26% dated 11/30/2012 maturing				Notes to Financial Statements for additional information.
12/3/2012 (collateralized by US				(k)	Security or a portion of the security was pledged to cover margin
Government Security; $103,903; 4.00%;				requirements for swap and/or swaption contracts. At the end of the period,
dated 04/20/42)				the value of these securities totaled $878 or 0.17% of net assets.
Investment in Joint Trading Account; Credit	709	709		(l)	Security or portion of the security was pledged as collateral for reverse
Suisse Repurchase Agreement; 0.21%				repurchase agreements. At the end of the period, the value of these
dated 11/30/2012 maturing 12/3/2012				securities totaled $2,405 or 0.48% of net assets.
(collateralized by US Government				(m)	Security or a portion of the security was pledged to cover margin
Securities; $723,401; 4.50% - 9.00%; dated				requirements for futures contracts. At the end of the period, the value of
11/15/18 - 08/15/39)				these securities totaled $683 or 0.14% of net assets.
Investment in Joint Trading Account; Deutsche	621	621		(n) Rate shown is the discount rate of the original purchase.
Bank Repurchase Agreement; 0.24% dated
11/30/2012 maturing 12/3/2012
(collateralized by US Government				Portfolio Summary (unaudited)
Securities; $632,976; 0.38% - 7.13%; dated				Sector	Percent
02/27/13 - 08/06/38)				Financial	15.80%
Investment in Joint Trading Account; JP	931	931		Consumer, Non-cyclical	13.61%
Morgan Repurchase Agreement; 0.21%				Consumer, Cyclical	12.08%
dated 11/30/2012 maturing 12/3/2012				Government	10.46%
(collateralized by US Government				Mortgage Securities	9.72%
Securities; $949,465; 0.88% - 1.88%; dated				Industrial	9.68%
06/30/15 - 02/28/17)				Communications	9.08%
Investment in Joint Trading Account; Merrill	1,108	1,108		Energy	7.80%
Lynch Repurchase Agreement; 0.20%				Technology	6.68%
dated 11/30/2012 maturing 12/3/2012				Basic Materials	5.41%
(collateralized by US Government				Utilities	2.18%
Securities; $1,130,315; 0.00% - 9.38%;				Asset Backed Securities	1.95%
dated 01/02/13 - 11/07/36)				Revenue Bonds	0.57%
		$3,469		Diversified	0.41%
TOTAL REPURCHASE AGREEMENTS		$3,469		Purchased Options	0.33%
	Principal			General Obligation Unltd	0.12%
COMMERCIAL PAPER - 0.22%	Amount (000's)	Value(000	's)	Purchased Forward Volatility Agreements	0.03%
				Purchased Credit Default Swaptions	0.00%
Diversified Financial Services - 0.22%				Purchased Interest Rate Swaptions	0.00%
Ford Motor Credit Co				Investments Sold Short	(37.69)%
0.91%, 1/16/2013	700	699		Other Assets in Excess of Liabilities, Net	31.78%
1.21%, 7/9/2013(d)	100	99
1.26%, 1/23/2013	300	300		TOTAL NET ASSETS	100.00%
		$1,098
TOTAL COMMERCIAL PAPER		$1,098
TOTAL PURCHASED OPTIONS - 0.33%		$1,656
TOTAL PURCHASED FORWARD VOLATILITY
AGREEMENTS - 0.03%		$151
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS -
0.00%		$14
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.00%		$6
Total Investments		$533,780
Liabilities in Excess of Other Assets, Net - (5.91)%		$(29,801)
TOTAL NET ASSETS - 100.00%		$503,979

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Credit Default Swaps

Buy Protection
			(Pay)/					Upfront	Unrealized
			Receive	Expiration	Notional			Premiums	Appreciation/
Counterparty (Issuer)		Reference Entity	Fixed Rate	Date	Amount		Fair Value	Paid/(Received)	(Depreciation)
Bank of America NA		ABX.HE.AAA.06-2 BP	(0.11)%	5/25/2046		$94	$37	$38	$(1)
Bank of America NA		Carnival Corp; 6.65%; 01/15/2028	(1.00)%	9/20/2017		100	—	1	(1)
Bank of America NA		CDX.HY.17	(5.00)%	12/20/2016		48	(2)	(1)	(1)
Bank of America NA		Costco Wholesale; 5.50%; 03/15/2017	(1.00)%	3/20/2017		200	(5)	(4)	(1)
Bank of America NA		DDR Corp; 7.50%; 07/15/2018	(1.00)%	9/20/2017		200	6	8	(2)
Bank of America NA		DJ ITRAXX17EU2 BP	(1.00)%	6/20/2017	EUR	100	1	1	—
Bank of America NA		iTraxx Japan 16 5 Year	(1.00)%	12/20/2016	JPY	10,000	1	4	(3)
Bank of America NA		Kimco Realty Corp; 4.82%; 06/01/2014	(1.00)%	9/20/2017		$100	1	2	(1)
Bank of America NA		Limited Brands; 6.90%; 07/15/2017	(1.00)%	3/20/2017		200	7	9	(2)
Bank of America NA		Macy's Retail Holdings Inc; 7.45%;	(1.00)%	3/20/2017		700	(2)	3	(5)
		07/15/2017
Bank of America NA		Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	—	—	—
		07/15/2017
Bank of America NA		Marriott International Inc; 5.81%;	(1.00)%	6/20/2017		200	(1)	(1)	—
		11/10/2015
Bank of America NA		Marriott International Inc; 5.81%;	(1.00)%	3/20/2017		400	(3)	(1)	(2)
		11/10/2015
Bank of America NA		Marriott International Inc; 5.81%;	(1.00)%	12/20/2017		100	—	—	—
		11/10/2015
Bank of America NA		Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		100	(1)	(1)	—
Bank of America NA		Standard Chartered Bank SNR SE	(1.00)%	6/20/2017	EUR	100	(1)	3	(4)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	6/20/2017		$100	(3)	(3)	—
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		200	(6)	(5)	(1)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	9/20/2017		200	(6)	(5)	(1)
Bank of America NA		Target Corp; 5.38%; 05/01/2017	(1.00)%	3/20/2017		300	(8)	(5)	(3)
Bank of America NA	Wal	-Mart Stores; 5.88%; 04/05/2027	(1.00)%	6/20/2017		200	(5)	(5)	—
Barclays Bank PLC		ABX.HE.AAA.07-1 BP	(0.09)%	8/25/2037		92	48	47	1
Barclays Bank PLC		BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	3	10	(7)
BNP Paribas		Carnival Corp; 6.65%; 01/15/2028	(1.00)%	9/20/2017		$300	(1)	(1)	—
BNP Paribas		Lockheed Martin Corp; 7.65%;	(1.00)%	9/20/2017		200	(3)	(4)	1
		05/01/2016
BNP Paribas	UPS;	8.38%; 04/01/2030	(1.00)%	9/20/2017		200	(6)	(6)	—
Credit Suisse		Belo Corp; 7.75%; 06/01/2027	(5.00)%	12/20/2017		400	(48)	(41)	(7)
Credit Suisse		Belo Corp; 7.75%; 06/01/2027	(5.00)%	12/20/2017		400	(48)	(42)	(6)
Credit Suisse		Belo Corp; 7.75%; 06/01/2027	(5.00)%	12/20/2017		400	(48)	(39)	(9)
Credit Suisse		Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		1,950	(78)	(76)	(2)
		5.75%; 03/15/2018
Credit Suisse		Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		825	(33)	(32)	(1)
		5.75%; 03/15/2018
Credit Suisse		CDX.18.HY5	(5.00)%	6/20/2017		495	(6)	19	(25)
Credit Suisse		CDX.19.IG1	(1.00)%	12/20/2017		2,550	(2)	(2)	—
Credit Suisse		CDX.HY.18.5Y	(5.00)%	6/20/2017		1,089	(14)	44	(58)
Credit Suisse		CDX.HY.18.5Y	(5.00)%	6/20/2017		1,089	(13)	44	(57)
Credit Suisse		Dillard's Inc; 7.13%; 08/01/2018	(5.00)%	9/20/2017		400	(54)	(36)	(18)
Credit Suisse		Ericsson; 5.38%; 06/27/2017	(1.00)%	9/20/2017	EUR	100	3	3	—
Credit Suisse		ITRX.EUR.S	(5.00)%	12/20/2017		600	(79)	(63)	(16)
Credit Suisse		Lockheed Martin Corp; 7.65%;	(1.00)%	9/20/2017		$100	(2)	(2)	—
		05/01/2016
Credit Suisse		McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		100	(3)	(3)	—
Credit Suisse		New York Times Co/The; 6.63%;	(1.00)%	12/20/2017		1,200	103	106	(3)
		12/15/2016
Credit Suisse		Nordstrom Inc; 6.95%; 03/15/2028	(1.00)%	12/20/2017		200	(1)	(1)	—
Credit Suisse		Tesoro Corp; 6.5%; 06/01/2017	(5.00)%	9/20/2017		550	(73)	(66)	(7)
Credit Suisse		Tesoro Corp; 6.5%; 06/01/2017	(5.00)%	9/20/2017		575	(76)	(58)	(18)
Credit Suisse		Turkey Government International	(1.00)%	9/20/2017		700	9	46	(37)
	Bond;	11.88%; 01/15/2030
Credit Suisse		Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	12/20/2017		1,150	7	12	(5)
Credit Suisse		Whirlpool Corp; 7.75%; 07/15/2016	(1.00)%	12/20/2017		800	13	16	(3)
Credit Suisse		Windstream Corp; 7.88%; 11/01/2017	(5.00)%	12/20/2017		375	4	5	(1)
Credit Suisse		Windstream Corp; 7.88%; 11/01/2017	(5.00)%	12/20/2017		325	4	3	1
Credit Suisse		Windstream Corp; 7.88%; 11/01/2017	(5.00)%	12/20/2017		500	6	2	4
Deutsche Bank AG		Arrow Electronics Inc; 6.88%;	(1.00)%	3/20/2017		100	1	—	1
		06/01/2018
Deutsche Bank AG		BNP Paribas; 4.25%; 01/16/2014	(1.00)%	3/20/2017	EUR	200	4	8	(4)
Deutsche Bank AG		Boston Scientific Corp; 6.4%;	(1.00)%	9/20/2017		$1,100	4	16	(12)
		06/15/2016
Deutsche Bank AG		Burlington Northern Santa Fe LLC;	(1.00)%	9/20/2017		725	(29)	(28)	(1)
		5.75%; 03/15/2018

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		(Pay)/						Upfront	Unrealized
		Receive	Expiration	Notional				Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount		Fair Value		Paid/(Received)	(Depreciation)
Deutsche Bank AG	DJ ITRAXX17EU2	(1.00)%	6/20/2017	EUR	9,800	$101		$133	$(32)
Deutsche Bank AG	DJ ITRAXX17SEN2	(1.00)%	6/20/2017		300	11		13	(2)
Deutsche Bank AG	DJ ITRAXX17XOV2 BP	(5.00)%	6/20/2017		100	(4)		—	(4)
Deutsche Bank AG	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	6/20/2017		$100	(2)		(2)	—
Deutsche Bank AG	Honeywell International; 5.70%;	(1.00)%	9/20/2017		100	(3)		(3)	—
	03/15/2036
Deutsche Bank AG	Northrop Grumman Corp; 7.75%;	(1.00)%	9/20/2017		100	(3)		(3)	—
	02/15/2031
Deutsche Bank AG	Starwood Hotels; 6.75%; 05/15/2018	(1.00)%	3/20/2017		100	—		—	—
Goldman Sachs & Co	ABX.HE.AAA.07-1 BP	(0.09)%	8/25/2037		92	48		47	1
Goldman Sachs & Co	Cox Communications Inc; 6.80%;	(1.00)%	9/20/2017		100	(3)		(2)	(1)
	08/01/2028
Goldman Sachs & Co	Home Depot Inc; 5.88%; 12/16/2036	(1.00)%	12/20/2016		100	(3)		(2)	(1)
Goldman Sachs & Co	Macy's Retail Holdings Inc; 7.45%;	(1.00)%	6/20/2017		100	—		—	—
	07/15/2017
Goldman Sachs & Co	Marriott International Inc; 5.81%;	(1.00)%	9/20/2017		100	(1)		1	(2)
	11/10/2015
Goldman Sachs & Co	McDonalds Corp; 5.80%; 10/15/2017	(1.00)%	9/20/2017		100	(3)		(3)	—
Goldman Sachs & Co	Newell Rubbermaid Inc; 6.25%;	(1.00)%	9/20/2017		100	(1)		—	(1)
	04/15/2018
Goldman Sachs & Co	Stanley Works; 4.90%; 11/01/2012	(1.00)%	9/20/2017		100	(1)		(1)	—
JP Morgan Chase	BNP Paribas; 4.25%; 01/16/2014	(1.00)%	6/20/2017	EUR	100	2		9	(7)
JP Morgan Chase	DJ ITRAXX16SEN2	(1.00)%	12/20/2016		200	7		10	(3)
JP Morgan Chase	DJ ITRAXX17EU2 BP	(1.00)%	6/20/2017		100	1		1	—
JP Morgan Chase	Lockheed Martin Corp; 7.65%;	(1.00)%	6/20/2017		$100	(2)		(2)	—
	05/01/2016
JP Morgan Chase	Northrop Grumman Corp; 7.75%;	(1.00)%	6/20/2017		100	(2)		(3)	1
	02/15/2031
JP Morgan Chase	Raytheon Co; 7.20%; 08/15/2027	(1.00)%	6/20/2017		100	(2)		(3)	1
Merrill Lynch	Bank of Scotland PLC; 0.50%;	(1.00)%	6/20/2017	EUR	600	(7)		27	(34)
	05/10/2013
Merrill Lynch	Carnival Corp; 6.65%; 01/15/2028	(1.00)%	6/20/2017		$1,000	(5)		22	(27)
Merrill Lynch	CDX.19.HY5	(5.00)%	12/20/2017		1,150	—		2	(2)
Merrill Lynch	CDX.19.HY5	(5.00)%	12/20/2017		1,500	1		(16)	17
Merrill Lynch	CDX.19.IG1	(1.00)%	12/20/2017		600	(1)		—	(1)
Merrill Lynch	CDX.19.IG1	(1.00)%	12/20/2017		975	(1)		(1)	—
Merrill Lynch	CDX.HY.18.5Y	(5.00)%	6/20/2017		792	(9)		44	(53)
Merrill Lynch	CDX.HY.18.5Y	(5.00)%	6/20/2017		693	(8)		39	(47)
Merrill Lynch	CDX.HY.18.5Y	(5.00)%	6/20/2017		545	(6)		33	(39)
Merrill Lynch	Electricite de France SA; 5.63%;	(1.00)%	12/20/2017	EUR	750	4		2	2
	02/21/2033
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		175	(23)		(22)	(1)
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		50	(7)		(7)	—
Merrill Lynch	ITRX.18.EUR	(5.00)%	12/20/2017		475	(63)		(56)	(7)
Merrill Lynch	ITRX.EUR.18	(5.00)%	12/20/2017		60	(8)		(7)	(1)
Merrill Lynch	ITRX.EUR.X	(5.00)%	12/20/2017		2,425	(5)		17	(22)
Merrill Lynch	ITRX.EUR.XOV	(5.00)%	12/20/2017		500	(1)		13	(14)
Merrill Lynch	Republic of South Africa; 6.50%;	(1.00)%	6/20/2017		$500	8		20	(12)
	06/02/2014
Merrill Lynch	Stanley Black & Decker Inc; 4.9%;	(1.00)%	9/20/2017		1,000	(10)		(8)	(2)
	11/01/2012
Merrill Lynch	Textron Financial Corp; 5.13%;	(1.00)%	3/20/2017		700	(21)		(19)	(2)
	08/15/2014
Merrill Lynch	Westvaco Corp; 7.95%; 02/15/2031	(1.00)%	9/20/2017		1,150	4		14	(10)
UBS AG	DJ ITRAXX17XOV2 BP	(5.00)%	6/20/2017	EUR	200	(7)		(3)	(4)
UBS AG	DJ ITRAXX9EU 10YR TRANCHE	(0.25)%	6/20/2018		1,800	45		13	32
	22-100
UBS AG	Marriott International Inc; 5.81%;	(1.00)%	3/20/2017		$100	(1)		(1)	—
	11/10/2015
UBS AG	Union Pacific Corp; 6.63%; 02/01/2029	(1.00)%	9/20/2017		100	(3)		(3)	—
Total						$(382	) $	212	$(594)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Credit Default Swaps (continued)

Sell Protection
			Implied
			Credit Spread
			as of	(Pay)/						Upfront		Unrealized
			November	Receive	Expiration	Notional				Premiums		Appreciation/
Counterparty (Issuer)		Reference Entity	30, 2012 (c)	Fixed Rate	Date	Amount (a)		Fair Value(b)		Paid/(Received)		(Depreciation)
Bank of America NA		CDX.NA.HY.19	N/A	5.00%	12/20/2017	$1,475		$(1	) $		5	$(6)
Bank of America NA		CDX.NA.HY.19	N/A	5.00%	12/20/2017	900		—			(2)	2
Citigroup Inc		CDX.NA.HY.19	N/A	5.00%	12/20/2017	550		—			3	(3)
Credit Suisse		Avon Products Inc; 6.5%;	5.41%	5.00%	9/20/2017	275		(4)			(10)	6
		03/01/2019
Credit Suisse		Avon Products Inc; 6.5%;	5.41%	5.00%	9/20/2017	275		(4)			(10)	6
		03/01/2019
Credit Suisse		Chesapeake Energy	5.50%	5.00%	6/20/2017	250		(5)			(16)	11
	Corp;	6.63%; 08/15/2020
Credit Suisse		Chesapeake Energy	5.50%	5.00%	6/20/2017	125		(3)			(6)	3
	Corp;	6.63%; 08/15/2020
Credit Suisse		Chesapeake Energy	5.50%	5.00%	6/20/2017	175		(3)			(21)	18
	Corp;	6.63%; 08/15/2020
Credit Suisse		MGM Resorts	5.90%	5.00%	9/20/2017	550		(21)			(67)	46
		International; 7.63%;
		01/15/2017
Merrill Lynch		Chesapeake Energy	5.50%	5.00%	6/20/2017	300		(6)			(13)	7
	Corp;	6.63%; 08/15/2020
Merrill Lynch		Chesapeake Energy	5.50%	5.00%	6/20/2017	100		(1)			(6)	5
	Corp;	6.63%; 08/15/2020
Merrill Lynch		MGM Resorts	5.50%	5.00%	3/20/2017	200		(4)			(11)	7
		International; 7.63%;
		01/15/2017
Morgan Stanley & Co		CDX.NA.HY.19	N/A	5.00%	12/20/2017	100		—			(1)	1
Morgan Stanley & Co		CDX.NA.HY.19	N/A	5.00%	12/20/2017	200		—			(2)	2
Morgan Stanley & Co		CDX.NA.HY.19	N/A	5.00%	12/20/2017	100		—			—	—
UBS AG		CDX.NA.HY.19	N/A	5.00%	12/20/2017	75		—			—	—
UBS AG		MGM Resorts	5.72%	5.00%	6/20/2017	425		(12)			(40)	28
		International; 7.63%;
		01/15/2017
Total								$(64	) $		(197)	$133

All dollar amounts are shown in thousands (000's)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Credit Default Swaps

Buy Protection
				(Pay)/
				Receive	Expiration	Notional				Unrealized Appreciation/
		Reference Entity		Fixed Rate	Date	Amount	Fair Value				(Depreciation)
		CDX.BP.HY19.5Y		(5.00)%	12/20/2017	$350		$—		$		(1)
		CDX.BP.IG.19.5Y		(1.00)%	12/20/2017	200		—				—
		CDX.IG.17.5Y		(1.00)%	12/20/2016	200		(2)				(1)
Total								$(2)		$		(2)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase												Net Unrealized
Contracts		Counterparty	Delivery Date		Contracts to Accept In Exchange For			Fair Value			Appreciation/(Depreciation)
Australian Dollar		Royal Bank of Scotland PLC		12/19/2012	8,888,000		$9,162	$9,263				$101
Australian Dollar		Royal Bank of Scotland PLC		3/20/2013	259,000		269			268		(1)

See accompanying notes.

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Brazilian Real	Barclays Bank PLC	12/4/2012	1,446,620	$700	$677	$(23)
Brazilian Real	Credit Suisse	12/13/2012	2,120,000	1,038	991	(47)
Brazilian Real	Credit Suisse	12/19/2012	2,460,000	1,191	1,149	(42)
Brazilian Real	Deutsche Bank AG	2/4/2013	933,106	454	433	(21)
Brazilian Real	Royal Bank of Scotland PLC	12/19/2012	951,000	463	444	(19)
Brazilian Real	UBS AG	12/4/2012	1,477,417	717	691	(26)
Brazilian Real	UBS AG	2/4/2013	2,453,559	1,190	1,138	(52)
Brazilian Real	UBS AG	4/2/2013	355,333	172	164	(8)
British Pound	Royal Bank of Scotland PLC	12/19/2012	2,744,000	4,395	4,396	1
British Pound	Royal Bank of Scotland PLC	3/20/2013	30,000	48	48	—
British Pound	UBS AG	12/12/2012	30,000	49	48	(1)
Canadian Dollar	Royal Bank of Scotland PLC	12/19/2012	9,445,000	9,549	9,507	(42)
Canadian Dollar	Royal Bank of Scotland PLC	2/7/2013	51,965	52	52	—
Chilean Peso	Royal Bank of Scotland PLC	12/19/2012	22,184,000	45	46	1
Chinese Renminbi	Barclays Bank PLC	2/1/2013	31,054,192	4,925	4,960	35
Chinese Renminbi	UBS AG	2/1/2013	3,170,000	500	506	6
Colombian Peso	Royal Bank of Scotland PLC	12/19/2012	110,000,000	60	61	1
Czech Republic Koruna	Royal Bank of Scotland PLC	12/19/2012	3,400,000	175	175	—
Danish Krone	Royal Bank of Scotland PLC	12/19/2012	450,000	77	78	1
Euro	Barclays Bank PLC	1/15/2013	27,000	35	35	—
Euro	Deutsche Bank AG	1/15/2013	85,000	111	111	—
Euro	JP Morgan Securities	10/11/2013	108,000	141	141	—
Euro	Royal Bank of Scotland PLC	12/19/2012	11,716,000	15,137	15,239	102
Euro	Royal Bank of Scotland PLC	3/20/2013	1,000	1	1	—
Hong Kong Dollar	Royal Bank of Scotland PLC	12/19/2012	231,000	30	30	—
Hungary Forint	Royal Bank of Scotland PLC	12/19/2012	550,000,000	2,412	2,540	128
Indian Rupee	Royal Bank of Scotland PLC	12/19/2012	61,000,000	1,121	1,118	(3)
Indonesia Rupiah	Royal Bank of Scotland PLC	12/19/2012	800,000,000	83	83	—
Israeli Shekel	Royal Bank of Scotland PLC	12/19/2012	1,160,000	297	304	7
Japanese Yen	Credit Suisse	12/6/2012	97,000,000	1,198	1,177	(21)
Japanese Yen	Credit Suisse	12/19/2012	97,000,000	1,198	1,177	(21)
Japanese Yen	Royal Bank of Scotland PLC	12/19/2012	418,906,000	5,312	5,083	(229)
Japanese Yen	Royal Bank of Scotland PLC	3/21/2013	2,000,000	24	24	—
Malaysian Ringgit	Royal Bank of Scotland PLC	12/19/2012	4,600,000	1,491	1,512	21
Mexican Peso	Credit Suisse	12/10/2012	31,900,000	2,432	2,465	33
Mexican Peso	Deutsche Bank AG	12/3/2012	1,285,763	99	99	—
Mexican Peso	JP Morgan Securities	12/3/2012	13,137,737	962	1,016	54
Mexican Peso	JP Morgan Securities	4/3/2013	8,178,499	624	625	1
Mexican Peso	Royal Bank of Scotland PLC	12/19/2012	60,413,000	4,604	4,665	61
Mexican Peso	Royal Bank of Scotland PLC	3/20/2013	200,000	15	15	—
New Zealand Dollar	Royal Bank of Scotland PLC	12/19/2012	9,627,000	7,775	7,894	119
Norwegian Krone	Royal Bank of Scotland PLC	12/19/2012	73,762,000	12,775	13,017	242
Philippine Peso	Royal Bank of Scotland PLC	12/19/2012	11,000,000	267	269	2
Polish Zloty	Royal Bank of Scotland PLC	12/19/2012	10,846,000	3,329	3,438	109
Polish Zloty	Royal Bank of Scotland PLC	3/20/2013	180,000	57	57	—
Russian Ruble	Credit Suisse	12/10/2012	36,000,000	1,137	1,166	29
Russian Ruble	Royal Bank of Scotland PLC	12/19/2012	71,038,000	2,233	2,298	65
Russian Ruble	Royal Bank of Scotland PLC	3/20/2013	400,000	13	13	—
Singapore Dollar	Royal Bank of Scotland PLC	12/19/2012	1,650,000	1,341	1,352	11
South African Rand	Royal Bank of Scotland PLC	12/19/2012	9,900,000	1,153	1,112	(41)
South Korean Won	Deutsche Bank AG	12/20/2012	1,350,000,000	1,242	1,247	5
South Korean Won	Royal Bank of Scotland PLC	12/20/2012	5,510,214,000	4,873	5,088	215
Swedish Krona	Royal Bank of Scotland PLC	12/19/2012	51,043,000	7,657	7,670	13
Swiss Franc	Royal Bank of Scotland PLC	12/19/2012	687,000	733	742	9
Taiwan New Dollar	Royal Bank of Scotland PLC	12/19/2012	75,900,000	2,595	2,613	18
Thailand Baht	Royal Bank of Scotland PLC	12/19/2012	607,000	20	20	—
Turkish Lira	Royal Bank of Scotland PLC	12/19/2012	8,942,000	4,881	4,996	115
Total						$908

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Australian Dollar	Royal Bank of Scotland PLC	12/19/2012	9,360,000	$9,579	$9,755	$(176)
Australian Dollar	UBS AG	1/10/2013	2,660,000	2,749	2,767	(18)
Brazilian Real	Deutsche Bank AG	12/4/2012	470,478	231	220	11
Brazilian Real	Royal Bank of Scotland PLC	12/19/2012	8,676,000	4,203	4,052	151
Brazilian Real	Royal Bank of Scotland PLC	4/5/2013	12,356	6	6	—
Brazilian Real	UBS AG	12/4/2012	2,453,559	1,200	1,148	52
Brazilian Real	UBS AG	2/4/2013	470,478	229	218	11
British Pound	Barclays Bank PLC	12/12/2012	110,000	176	176	—
British Pound	BNP Paribas	12/12/2012	1,166,000	1,854	1,868	(14)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund November 30, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
British Pound	Credit Suisse	12/4/2012	200,000	$316	$320	$(4)
British Pound	Credit Suisse	12/12/2012	19,000	30	30	—
British Pound	Credit Suisse	3/4/2013	200,000	319	320	(1)
British Pound	Royal Bank of Scotland PLC	12/19/2012	3,762,000	6,049	6,027	22
Canadian Dollar	Credit Suisse	12/17/2012	1,540,000	1,536	1,550	(14)
Canadian Dollar	Royal Bank of Scotland PLC	12/7/2012	189,146	190	190	—
Canadian Dollar	Royal Bank of Scotland PLC	12/14/2012	360,392	360	363	(3)
Canadian Dollar	Royal Bank of Scotland PLC	12/19/2012	3,152,000	3,190	3,173	17
Canadian Dollar	Royal Bank of Scotland PLC	12/28/2012	383,966	386	386	—
Canadian Dollar	Royal Bank of Scotland PLC	2/7/2013	482,504	484	485	(1)
Canadian Dollar	Royal Bank of Scotland PLC	2/22/2013	70,227	70	71	(1)
Canadian Dollar	Royal Bank of Scotland PLC	6/28/2013	224,908	226	226	—
Canadian Dollar	UBS AG	12/20/2012	504,000	515	507	8
Chilean Peso	Royal Bank of Scotland PLC	12/19/2012	6,587,000	14	14	—
Chinese Renminbi	Bank of America NA	2/1/2013	7,889,697	1,236	1,260	(24)
Czech Republic Koruna	Royal Bank of Scotland PLC	12/19/2012	49,800,000	2,529	2,567	(38)
Danish Krone	Royal Bank of Scotland PLC	12/19/2012	1,767,000	302	308	(6)
Euro	Bank of America NA	1/15/2013	2,062,000	2,681	2,683	(2)
Euro	Barclays Bank PLC	1/15/2013	158,000	202	206	(4)
Euro	Citigroup Inc	12/6/2012	1,121,000	1,452	1,458	(6)
Euro	Citigroup Inc	12/28/2012	915,000	1,186	1,190	(4)
Euro	Credit Suisse	12/7/2012	862,000	1,108	1,121	(13)
Euro	Credit Suisse	12/10/2012	710,000	901	923	(22)
Euro	Credit Suisse	12/13/2012	654,000	834	851	(17)
Euro	Credit Suisse	12/21/2012	175,000	225	228	(3)
Euro	Credit Suisse	12/24/2012	547,000	700	711	(11)
Euro	Credit Suisse	12/31/2012	207,000	268	269	(1)
Euro	Credit Suisse	1/2/2013	1,800,000	2,325	2,341	(16)
Euro	Deutsche Bank AG	1/3/2013	86,000	112	112	—
Euro	Goldman Sachs & Co	1/15/2013	250,000	323	325	(2)
Euro	JP Morgan Securities	10/11/2013	108,000	131	141	(10)
Euro	Royal Bank of Scotland PLC	12/19/2012	17,722,047	22,601	23,051	(450)
Euro	Royal Bank of Scotland PLC	12/28/2012	314,800	407	409	(2)
Euro	Royal Bank of Scotland PLC	2/7/2013	16,530	22	22	—
Euro	Royal Bank of Scotland PLC	2/22/2013	80,099	103	104	(1)
Euro	Royal Bank of Scotland PLC	3/20/2013	81,000	105	105	—
Euro	Royal Bank of Scotland PLC	4/5/2013	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/10/2013	12,959	17	17	—
Euro	Royal Bank of Scotland PLC	4/7/2014	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/9/2014	22,000	29	29	—
Euro	Royal Bank of Scotland PLC	4/7/2015	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	6/9/2015	22,000	29	29	—
Euro	Royal Bank of Scotland PLC	11/9/2015	9,222	12	12	—
Euro	Royal Bank of Scotland PLC	4/5/2016	1,500	2	2	—
Euro	Royal Bank of Scotland PLC	4/5/2017	1,500	2	2	—
Euro	UBS AG	1/15/2013	567,000	723	738	(15)
Euro	UBS AG	6/14/2013	1,900,000	2,406	2,475	(69)
Hong Kong Dollar	Royal Bank of Scotland PLC	12/19/2012	4,494,000	580	580	—
Hungary Forint	Morgan Stanley & Co	2/12/2013	135,330,228	606	621	(15)
Hungary Forint	Royal Bank of Scotland PLC	12/19/2012	82,000,000	367	379	(12)
Indian Rupee	Royal Bank of Scotland PLC	12/19/2012	227,075,000	4,019	4,163	(144)
Indian Rupee	Royal Bank of Scotland PLC	3/20/2013	4,000,000	70	72	(2)
Indonesia Rupiah	Royal Bank of Scotland PLC	12/19/2012	4,304,700,000	442	448	(6)
Israeli Shekel	Royal Bank of Scotland PLC	12/19/2012	17,290,000	4,318	4,531	(213)
Japanese Yen	Barclays Bank PLC	12/10/2012	69,831,000	880	847	33
Japanese Yen	Credit Suisse	12/6/2012	97,000,000	1,205	1,177	28
Japanese Yen	Credit Suisse	12/19/2012	94,436,940	1,190	1,146	44
Japanese Yen	Royal Bank of Scotland PLC	12/19/2012	1,980,184,000	25,111	24,028	1,083
Japanese Yen	UBS AG	12/10/2012	39,663,000	499	481	18
Malaysian Ringgit	Royal Bank of Scotland PLC	12/19/2012	84,000	27	28	(1)
Mexican Peso	Credit Suisse	12/3/2012	6,245,000	483	483	—
Mexican Peso	Credit Suisse	12/10/2012	58,900,000	4,468	4,552	(84)
Mexican Peso	JP Morgan Securities	12/3/2012	8,178,499	631	632	(1)
Mexican Peso	Royal Bank of Scotland PLC	12/19/2012	4,115,000	314	318	(4)
New Zealand Dollar	Royal Bank of Scotland PLC	12/19/2012	2,421,000	1,932	1,985	(53)
Norwegian Krone	Royal Bank of Scotland PLC	12/19/2012	4,239,000	734	748	(14)
Peruvian Nuevo Sol	Royal Bank of Scotland PLC	12/19/2012	103,000	39	40	(1)
Philippine Peso	Royal Bank of Scotland PLC	12/19/2012	52,100,000	1,241	1,275	(34)
Polish Zloty	Royal Bank of Scotland PLC	12/19/2012	3,512,000	1,061	1,113	(52)
Russian Ruble	Credit Suisse	12/10/2012	36,000,000	1,131	1,166	(35)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund November 30, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver		In Exchange For		Fair Value	Appreciation/(Depreciation)
Russian Ruble	Royal Bank of Scotland PLC	12/19/2012	3,593,000		$114	$116	$(2)
Singapore Dollar	Royal Bank of Scotland PLC	12/19/2012	3,410,000		2,747	2,794	(47)
Singapore Dollar	Royal Bank of Scotland PLC	3/20/2013	30,000		25	25	—
South African Rand	Royal Bank of Scotland PLC	12/19/2012	32,976,000		3,892	3,703	189
South Korean Won	Royal Bank of Scotland PLC	12/20/2012	476,078,000		429	440	(11)
South Korean Won	Royal Bank of Scotland PLC	3/20/2013	20,000,000		18	18	—
Swedish Krona	Royal Bank of Scotland PLC	12/19/2012	26,014,000		3,864	3,909	(45)
Swiss Franc	Credit Suisse	12/10/2012	105,000		111	113	(2)
Swiss Franc	Royal Bank of Scotland PLC	12/19/2012	5,414,000		5,701	5,845	(144)
Taiwan New Dollar	Royal Bank of Scotland PLC	12/19/2012	23,462,000		795	808	(13)
Taiwan New Dollar	Royal Bank of Scotland PLC	3/20/2013	400,000		14	14	—
Thailand Baht	Royal Bank of Scotland PLC	12/19/2012	3,159,000		101	103	(2)
Turkish Lira	Morgan Stanley & Co	1/30/2013	1,273,318		692	708	(16)
Turkish Lira	Royal Bank of Scotland PLC	12/19/2012	996,000		544	556	(12)
Total							$(246)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)
88 day Eurodollar; June 2013	Short	29	$7,224	$		7,226	$(2)
89 day Eurodollar; June 2014	Long	11	2,737			2,738	1
90 day Eurodollar; December 2013	Long	10	2,491			2,491	—
90 day Eurodollar; March 2013	Short	32	7,972			7,974	(2)
90 day Eurodollar; March 2014	Long	10	2,489			2,490	1
90 day Eurodollar; September 2013	Long	11	2,740			2,740	—
90 day Eurodollar; September 2014	Long	13	3,234			3,235	1
90 day Sterling; December 2013	Long	13	2,591			2,588	(3)
90 day Sterling; June 2013	Long	44	8,766			8,762	(4)
90 day Sterling; June 2014	Long	14	2,788			2,785	(3)
90 day Sterling; March 2013	Long	98	19,522			19,519	(3)
90 day Sterling; March 2014	Long	14	2,789			2,786	(3)
90 day Sterling; September 2013	Long	12	2,392			2,389	(3)
90 day Sterling; September 2014	Long	14	2,787			2,784	(3)
AEX Index; December 2012	Long	8	692			700	8
Australia 10 Year Bond; December 2012	Long	46	6,012			5,999	(13)
Australian 90 day Bank Bill; June 2013	Short	4	4,146			4,145	1
Australian 90 day Bank Bill; March 2013	Short	7	7,254			7,252	2
Australian 90 day Bank Bill; September 2013	Short	3	3,109			3,109	—
CAC40 Index; December 2012	Long	34	1,510			1,570	60
Canadian Bank Acceptance; June 2013	Short	33	8,190			8,201	(11)
Canadian Bank Acceptance; March 2013	Short	55	13,667			13,668	(1)
Canadian Bank Acceptance; September 2013	Short	4	992			994	(2)
DAX Index; December 2012	Long	2	478			483	5
DJ Euro Stoxx 50; December 2012	Long	133	4,382			4,461	79
DJ Euro Stoxx 50; December 2012	Short	3	97			101	(4)
DJIA Emini; December 2012	Long	4	257			260	3
eMini NASDAQ 100; December 2012	Long	1	54			54	—
Euribor; December 2013	Long	14	4,540			4,541	1
Euribor; June 2013	Long	20	6,489			6,490	1
Euribor; June 2014	Long	14	4,535			4,536	1
Euribor; March 2013	Long	12	3,894			3,894	—
Euribor; March 2014	Long	14	4,538			4,539	1
Euribor; September 2013	Long	15	4,866			4,867	1
Euribor; September 2014	Long	15	4,855			4,857	2
Euro Bund 10 Year Bund; December 2012	Short	19	3,482			3,528	(46)
Euro Swiss; June 2014	Short	6	1,619			1,619	—
Euro Swiss; March 2013	Short	10	2,699			2,698	1

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund November 30, 2012 (unaudited)

Futures Contracts (continued)

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
EURO-OAT; December 2012	Short	21	3,640	3,743	(103)
EURO-OAT; March 2013	Short	58	10,207	10,203	4
FTSE100 Index; December 2012	Long	40	3,749	3,764	15
Hang Seng Index; December 2012	Long	4	568	568	—
HSCEI China Index; December 2012	Long	35	2,395	2,400	5
IBEX 35 Index; December 2012	Long	2	197	206	9
Japan Topix Index; December 2012	Short	11	977	1,042	(65)
KOSPI 200 Index; December 2012	Long	1	118	118	—
MSCI Singapore Index; December 2012	Long	5	281	286	5
MSCI Taiwan Index; December 2012	Short	35	937	961	(24)
Russell 2000 Mini; December 2012	Short	43	3,664	3,529	135
Russell 2000 Mini; December 2012	Long	78	6,613	6,402	(211)
S&P 500 Emini; December 2012	Short	5	350	354	(4)
S&P 500 Emini; December 2012	Short	30	2,114	2,122	(8)
S&P 500 Emini; December 2012	Short	499	36,187	35,289	898
S&P 500 Emini; December 2012	Short	508	36,335	35,926	409
S&P Mid 400 Emini; December 2012	Short	54	5,467	5,397	70
S&P Mid 400 Emini; December 2012	Long	4	399	400	1
S&P/TSE 60 Index; December 2012	Long	2	286	283	(3)
SGX CNX Nifty Index; December 2012	Short	118	1,347	1,395	(48)
South Africa All Share; December 2012	Long	49	1,801	1,871	70
SPI 200 Index; December 2012	Short	53	6,102	6,245	(143)
US 10 Year Note; March 2013	Long	18	2,402	2,406	4
US 10 Year Note; March 2013	Short	23	3,064	3,074	(10)
US 2 Year Note; March 2013	Short	16	3,526	3,527	(1)
US Long Bond; March 2013	Short	12	1,795	1,801	(6)
Total					$1,065
All dollar amounts are shown in thousands (000's)

See accompanying notes.

				Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Interest Rate Swaps

		(Pay)/
Counterparty		Receive	Fixed		Notional			Upfront Premiums	Unrealized
(Issuer)	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount		Fair Value	Paid/(Received)	Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	8.44%	1/2/2015	BRL	1,100	$7	$6	$1
NA	Interbank Deposit
Bank of America	Brazil Cetip	Pay	8.86%	1/2/2017		400	3	3	—
NA	Interbank Deposit
Barclays Bank PLC	6 Month AUD BBR	Pay	4.75%	3/15/2018	AUD	3,100	203	13	190
	BBSW
Barclays Bank PLC Brazil Cetip		Pay	7.40%	1/2/2014	BRL	11,300	13	—	13
	Interbank Deposit
BNP Paribas	6 Month JPY	Receive	2.00%	12/21/2041	JPY	50,000	(30)	(30)	—
	LIBOR
BNP Paribas	Brazil Cetip	Pay	8.49%	1/2/2017	BRL	100	—	—	—
	Interbank Deposit
Deutsche Bank AG	1 Day EUR EONIA	Receive	0.57%	3/19/2014	EUR	20,000	(32)	—	(32)
	Compounded OIS
Deutsche Bank AG	1 Day EUR EONIA	Pay	0.37%	3/20/2013		20,000	20	—	20
	Compounded OIS
Deutsche Bank AG	3 Month EUR-	Receive	0.81%	3/20/2013		20,000	(40)	—	(40)
	EURIBOR
Deutsche Bank AG	3 Month EUR-	Pay	0.94%	3/19/2014		20,000	46	—	46
	EURIBOR
Deutsche Bank AG	Brazil Cetip	Pay	8.42%	1/2/2017	BRL	6,300	(9)	—	(9)
	Interbank Deposit
Goldman Sachs &	1 Day EUR EONIA	Pay	0.35%	3/20/2013	EUR	10,300	10	—	10
Co	Compounded OIS
Goldman Sachs &	1 Day EUR EONIA	Receive	0.57%	3/19/2014		10,300	(16)	—	(16)
Co	Compounded OIS
Goldman Sachs &	3 Month EUR-	Pay	0.91%	3/19/2014		10,300	23	—	23
Co	EURIBOR
Goldman Sachs &	3 Month EUR-	Receive	0.76%	3/20/2013		10,300	(19)	—	(19)
Co	EURIBOR
JP Morgan Chase	Brazil Cetip	Pay	9.01%	1/2/2017	BRL	3,500	23	33	(10)
	Interbank Deposit
JP Morgan Chase	Brazil Cetip	Pay	8.25%	1/2/2014		1,800	10	8	2
	Interbank Deposit
UBS AG	6 Month AUD Bank	Pay	4.75%	12/14/2017	AUD	800	54	3	51
	Bill
UBS AG	6 Month AUD BBR	Pay	4.75%	12/15/2017		800	55	5	50
	BBSW
Total							$321	$41	$280

All dollar amounts are shown in thousands (000's)

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive	Fixed		Notional
	Floating Rate Index	Floating Rate	Rate	Expiration Date	Amount		Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month CAD Bank	Pay	2.00%	6/16/2016	CAD	3,000	$21	$	21
	Bill
	3 Month CAD Bank	Pay	2.63%	9/16/2043		500	(4)		(15)
	Bill
	3 Month CAD Bank	Pay	2.50%	12/18/2023		1,200	13		16
	Bill
	3 Month LIBOR	Pay	2.50%	12/19/2042		$200	3		(8)
	3 Month LIBOR	Pay	1.75%	12/19/2022		9,600	(76)		(172)
	3 Month LIBOR	Pay	1.50%	6/20/2017		27,800	(1,053)		(539)
	6 Month AUD BBR	Pay	4.00%	3/15/2023	AUD	100	2		1
	BBSW
	6 Month AUD BBR	Pay	4.25%	3/15/2023		200	7		7
	BBSW
	6 Month AUD BBR	Pay	3.50%	3/15/2023		100	(3)		—
	BBSW

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund November 30, 2012 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

			(Pay)/
			Receive	Fixed		Notional
	Floating Rate Index	Floating Rate		Rate	Expiration Date	Amount			Fair Value	Unrealized Appreciation/(Depreciation)
	6 Month EUR-		Pay	1.75%	3/20/2023	EUR	4,200		$(1)	$			(82)
	EURIBOR
	6 Month JPY		Pay	1.00%	3/21/2023	JPY	280,000		(73)				(40)
	LIBOR
	6 Month JPY		Pay	2.00%	12/21/2041	50,000			(34)				17
	LIBOR
Total									$(1,198)	$			(794)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

				Pay/
				Receive					Upfront
Purchased Swaptions			Floating Rate	Floating	Exercise	Expiration		Notional	Premiums		Fair	Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date		Amount	Paid/(Received)		Value	Appreciation/(Depreciation)
Put - 30 Year Interest Goldman Sachs & Co			3 Month	Receive	2.91%	3/7/2013	$	600		$48		$6	$(42)
Rate Swap			LIBOR
Total										$48		$6	$(42)

				Pay/
				Receive					Upfront
Written Swaptions			Floating Rate	Floating	Exercise	Expiration		Notional	Premiums			Fair	Unrealized
Outstanding	Counterparty (Issuer)		Index	Rate	Rate	Date		Amount	Paid/(Received)			Value	Appreciation/(Depreciation)
Call - 3 Year Interest Goldman Sachs & Co			3 Month	Receive	1.50%	12/28/2012		$900		$(3)		$(5)	$(2)
Rate Swap			LIBOR
Call - 3 Year Interest JP Morgan Chase			3 Month	Receive	1.50%	12/28/2012		500		(2)		(3)	(1)
Rate Swap			LIBOR
Call - 30 Year	Barclays Bank PLC		6 Month	Receive	2.15%	1/7/2013	EUR	800		(17)		(5)	12
Interest Rate Swap		EURLIBOR
Call - 30 Year	Deutsche Bank AG		6 Month	Receive	2.15%	1/7/2013		200		(4)		(1)	3
Interest Rate Swap		EURLIBOR
Call - 30 Year	UBS AG		6 Month	Receive	2.05%	1/7/2013		700		(15)		(2)	13
Interest Rate Swap		EURLIBOR
Call - 5 Year Interest Bank of America NA			3 Month	Receive	1.40%	3/18/2013	$	300		(2)		(8)	(6)
Rate Swap			LIBOR
Call - 5 Year Interest Deutsche Bank AG			3 Month	Receive	1.40%	3/18/2013		3,200		(20)		(90)	(70)
Rate Swap			LIBOR
Put - 3 Year Interest Goldman Sachs & Co			3 Month	Receive	1.50%	12/28/2012		900		(3)		—	3
Rate Swap			LIBOR
Put - 3 Year Interest JP Morgan Chase			3 Month	Receive	1.50%	12/28/2012		500		(2)		—	2
Rate Swap			LIBOR
Put - 5 Year Interest Bank of America NA			3 Month	Receive	1.40%	3/18/2013		300		(7)		—	7
Rate Swap			LIBOR
Put - 5 Year Interest Deutsche Bank AG			3 Month	Receive	1.40%	3/18/2013		3,200		(79)		(2)	77
Rate Swap			LIBOR
Total										$(154)	$(116	) $	38

All dollar amounts are shown in thousands (000's)

Options

							Upfront Premiums						Unrealized
Purchased Options Outstanding		Exercise Price Expiration Date				Contracts		Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Call - USD versus CNY; April 2013			$6.34	4/11/2013		700,000	$		9		$1	$	(8)
Call - USD versus CNY; April 2013			$6.34	4/11/2013		700,000			9		1		(8)
Call - USD versus CNY; December 2012			$6.45	12/13/2012		1,200,000			3		—		(3)
Call - USD versus CNY; December 2012			$6.45	12/13/2012		500,000			1		—		(1)
Call - USD versus CNY; December 2012			$6.45	12/13/2012		600,000			1		—		(1)
Call - USD versus CNY; January 2013			$6.53	1/8/2013		400,000			3		—		(3)
Call - USD versus CNY; January 2013			$6.55	1/9/2013		388,000			3		—		(3)
Call - USD versus CNY; January 2013			$6.55	1/9/2013		389,000			3		—		(3)
Call - USD versus CNY; October 2013			$6.55	10/11/2013		500,000			3		1		(2)
Call - USD versus CNY; September 2013 $			6.42	9/11/2013		400,000			4		1		(3)
Call - USD versus CNY; September 2013 $			6.42	9/11/2013		300,000			3		1		(2)
Put - EUR versus USD; December 2012		EUR	1.28	12/11/2012		700,000			16		2		(14)
Put - GBP versus USD; January 2013		GBP	1.57	1/15/2013		500,000			4		2		(2)
Put - S&P 500 Index; June 2013			$130.00	6/24/2013		420			3,357		1,618		(1,739)
Put - Sprint Nextel Corp; January 2014			$10.00	1/20/2014		29			16		14		(2)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund November 30, 2012 (unaudited)

Options (continued)

							Upfront Premiums					Unrealized
	Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
Put	- USD versus CNY; September 2013		$6.42	9/11/2013		400,000	$4	$		9 $		5
Put	- USD versus CNY; September 2013		$6.42	9/11/2013		300,000	3			6		3
	Total						$3,442			$1,656 $		(1,786)

							Upfront Premiums					Unrealized
	Written Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
	Call - MetroPCS Communication;		$10.00	12/24/2012		51	$(3	) $		(4) $		(1)
	December 2012
Call	- S&P 500 Index; June 2013		$160.00	6/24/2013		210	(394)			(108)		286
Call	- Sprint Nextel Corp; January 2014		$10.00	1/20/2014		29	—			—		—
Put	- S&P 500 Index; June 2013		$117.50	6/24/2013		420	(2,015)			(745)		1,270
	Put - Teavana Holdings Inc; December		$15.00	12/24/2012		100	(1)			(7)		(6)
	2012
	Total						$(2,413	) $		(864) $		1,549

	All dollar amounts are shown in thousands (000's)

Credit Default Swaptions

							Upfront
	Purchased Swaptions Counterparty			Buy/Sell	Exercise	Expiration	Notional		Premiums	Fair		Unrealized
	Outstanding	(Issuer)	Reference Entity	Protection	Rate	Date	Amount		Paid/(Received)	Value	Appreciation/(Depreciation)
	Call - 5 Year Credit	Bank of America	CDX.IG19.5Y	Buy	1.05%	3/20/2013	$1,700		$6	$8	$	2
	Default Swap	NA
	Call - 5 Year Credit	BNP Paribas	CDX.IG19.5Y	Buy	1.05%	3/20/2013	1,000		3	5		2
	Default Swap
	Put - 5 Year Credit	Bank of America	CDX.HY18.5Y	Buy	98.00%	12/19/2012	1,000		13	1		(12)
	Default Swap	NA
	Total								$22	$14	$	(8)
								Upfront
	Written Swaptions	Counterparty		Buy/Sell	Exercise	Expiration	Notional	Premiums		Fair		Unrealized
	Outstanding	(Issuer)	Reference Entity	Protection	Rate	Date	Amount	Paid/(Received)		Value	Appreciation/(Depreciation)
	Call - 5 Year Credit	JP Morgan Chase	CDX.IG17.5Y	Sell	1.00%	12/19/2012	$1,200		$(5)	$(10)		$(5)
	Default Swap
	Put - 5 Year Credit	Bank of America	CDX.IG18.5Y	Sell	1.05%	12/19/2012	5,000		(13)	–		13
	Default Swap	NA
	Put - 5 Year Credit	Bank of America	CDX.IG19.5Y	Sell	1.40%	3/20/2013	1,700		(7)	(9)		(2)
	Default Swap	NA
	Put - 5 Year Credit	BNP Paribas	CDX.IG19.5Y	Sell	1.40%	3/20/2013	1,000		(4)	(6)		(2)
	Default Swap
	Put - 5 Year Credit	JP Morgan Chase	CDX.IG17.5Y	Sell	2.00%	12/19/2012	1,200		(9)	–		9
	Default Swap
	Total								$(38)	$(25)		$13

	All dollar amounts are shown in thousands (000's)

Purchased Forward Volatility Agreements

							Upfront
							Premiums					Unrealized
	Description		Counterparty (Issuer)	Expiration Date		Contracts	Paid/(Received)		Fair Value		Appreciation/(Depreciation)
	Call & Put - USD Swaption Straddle on		Deutsche Bank AG	12/10/2012		900,000	$76	$		57	$	(19)
	the 30 Year Swap Rate, 3 Months
	Forward, Strike determined on
	12/10/2012
	Call & Put - USD Swaption Straddle on		Goldman Sachs & Co		12/10/2012	100,000	8			6		(2)
	the 30 Year Swap Rate, 3 Months
	Forward, Strike determined on
	12/10/2012
	Call & Put - USD Swaption Straddle on		Goldman Sachs Bank	12/19/2012		1,000,000	78			62		(16)
	the 30 Year Swap Rate, 3 Months		USA
	Forward, Strike determined on
	12/19/2012
	Call & Put - USD Swaption Straddle on		Bank of America NA	12/19/2012		400,000	31			26		(5)
	the 30 Year Swap Rate, 3 Months
	Forward, Strike determined on
	12/19/2012
	Total						$193	$		151	$	(42)

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund November 30, 2012 (unaudited)

Total Return Swaps

								Unrealized
Counterparty (Issuer)		Reference Entity			Expiration Date		Notional Value	Appreciation/(Depreciation)
Bank of America NA		Canada 10 Year Bond; March 2013			3/28/2013		$3,974	$24
Bank of America NA		Euro Bobl 5 Year; December 2012			12/7/2012		2,415	3
Bank of America NA		Euro Bund 10 Year Bund; December 2012			12/7/2012		(914)	(7)
Bank of America NA		EURO Buxl 30 Year Bond; December 2012			12/7/2012		341	(2)
Bank of America NA		Euro Schatz 2yr; December 2012			12/7/2012		6,348	(3)
Bank of America NA		UK 10 Year Gilt; March 2013			3/28/2013		(3,998)	(19)
Bank of America NA		US 10 Year Note; March 2013			3/28/2013		933	2
Bank of America NA		US 2 Year Note; March 2013			3/29/2013		(3,086)	(1)
Bank of America NA		US 5 Year Note; March 2013			3/29/2013		1,992	3
Bank of America NA		US Long Bond; March 2013			3/20/2013		748	2
Morgan Stanley & Co		Bovespa Index; December 2012			12/13/2012		(1,029)	36
Morgan Stanley & Co		RTS Index; December 2012			12/17/2012		968	(28)
Morgan Stanley & Co		Swiss Market Index; December 2012			12/24/2012		(1,487)	(35)
Total								$(25)

All dollar amounts are shown in thousands (000's)

Total Return Equity Basket Swaps

								Unrealized
Counterparty	Fund Pays		Fund Receives		Expiration Date		Fair Value	Appreciation/(Depreciation)
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of		9/20/2013		$184	$108
	week EUR LIBOR plus		long and short French securities
	0.40%
Deutsche Bank AG	Floating rate based on 1		Total return on a custom basket of		2/20/2013		677	1
	month LIBOR plus 0.40% long and short securities traded in
				GBP
Total							$861	$109

All dollar amounts are shown in thousands (000's)

Variance Swaps

		(Pay)/					Upfront
		Receive			Notional	Fair	Premiums	Unrealized
Counterparty (Issuer)	Reference Entity	Variance	Strike Price	Expiration Date	Amount	Value	Paid/(Received)	Appreciation/(Depreciation)
Barclays Bank PLC	S & P 500 Index	Pay	$0.07	12/20/2013	$220	$13	$—	$13
Goldman Sachs & Co	S & P 500 Index	Pay	0.07	12/20/2013	300	18	—	18
Total						$31	$—	$31

All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (31.48)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Advertising - (0.04)%				Banks - (1.62)%
Lamar Advertising Co (a)	3,800	$149		Aozora Bank Ltd	12,000		$37
Omnicom Group Inc	700	35		Bank of America Corp	7,000		69
		$184		Bank of Hawaii Corp	800		35
				Bank of New York Mellon Corp/The	7,011		168
Aerospace & Defense - (0.16)%				BB&T Corp	500		14
Boeing Co/The	300	22		Capital One Financial Corp	9,950		573
Cubic Corp	2,680	131		Citigroup Inc	4,140		143
Finmeccanica SpA (a)	43,117	227
				Comerica Inc	27,545		815
L-3 Communications Holdings Inc	1,667	128		Commerzbank AG (a)	126,744		228
Rockwell Collins Inc	3,600	206		Credit Suisse Group AG (a)	22,071		523
TransDigm Group Inc	100	14		Cullen/Frost Bankers Inc	900		49
Triumph Group Inc	1,700	112		First Horizon National Corp	17,600		166
		$840		FirstMerit Corp	44,968		633
Agriculture - (0.05)%				Hancock Holding Co	1,200		38
Archer-Daniels-Midland Co	9,789	261		Huntington Bancshares Inc/OH	60,477		372
				Joyo Bank Ltd/The	8,000		39
				M&T Bank Corp	6,688		654
Airlines - (0.13)%				Morgan Stanley	7,400		125
Copa Holdings SA	700	66		Northern Trust Corp	6,411		308
Deutsche Lufthansa AG	2,991	50		PNC Financial Services Group Inc	4,285		241
International Consolidated Airlines Group SA	12,505	34		Popular Inc (a)	500		10
(a)				Prosperity Bancshares Inc	600		25
JetBlue Airways Corp (a)	41,134	211		Regions Financial Corp	53,870		359
Southwest Airlines Co	23,860	227		Shizuoka Bank Ltd/The	3,000		30
United Continental Holdings Inc (a)	3,800	77		Signature Bank/New York NY (a)	900		63
		$665		Sumitomo Mitsui Financial Group Inc	700		23
Apparel - (0.46)%				SunTrust Banks Inc	29,256		794
Asics Corp	19,219	284		Suruga Bank Ltd	7,000		91
				SVB Financial Group (a)	2,500		138
Coach Inc	14,400	833
Deckers Outdoor Corp (a)	8,100	310		Svenska Handelsbanken AB	3,672		131
Hanesbrands Inc (a)	5,900	213		Synovus Financial Corp	156,700		371
Hugo Boss AG	332	35		TCF Financial Corp	12,300		146
Nike Inc	1,100	107		UBS AG	8,218		129
Tod's SpA	1,332	163		Valley National Bancorp	5,500		52
Under Armour Inc (a)	4,800	249		Zions Bancorporation	28,902		580
VF Corp	925	148					$8,172
		$2,342		Beverages - (0.29)%
Automobile Manufacturers - (0.16)%				Coca-Cola Co/The	6,100		232
				Constellation Brands Inc (a)	9,230		331
Bayerische Motoren Werke AG	1,122	100		Green Mountain Coffee Roasters Inc (a)	15,300		561
Daimler AG	39	2
Fiat Industrial SpA	1,874	20		Kirin Holdings Co Ltd	16,000		197
Honda Motor Co Ltd	4,100	137		PepsiCo Inc	1,400		98
Mazda Motor Corp (a)	41,261	65		Sapporo Holdings Ltd	2,629		8
Navistar International Corp (a)	3,200	65					$1,427
Nissan Motor Co Ltd	8,600	84		Biotechnology - (0.68)%
Scania AB	5,947	124		Cubist Pharmaceuticals Inc (a)	2,800		114
Toyota Motor Corp	5,300	228		Exelixis Inc (a)	14,449		71
Volvo AB - B Shares	884	13		Gilead Sciences Inc (a)	21,069		1,580
		$838		Life Technologies Corp (a)	10,280		508
Automobile Parts & Equipment - (0.36)%				Novozymes A/S	9,997		275
Aisin Seiki Co Ltd	2,100	63		Regeneron Pharmaceuticals Inc (a)	5,008		884
BorgWarner Inc (a)	4,430	294		United Therapeutics Corp (a)	100		5
Continental AG	449	50					$3,437
Dana Holding Corp	11,500	163		Building Materials - (0.51)%
Johnson Controls Inc	22,510	620		Asahi Glass Co Ltd	21,000		161
NGK Insulators Ltd	11,000	118		Buzzi Unicem SpA	11,947		146
NGK Spark Plug Co Ltd	1,000	12		Daikin Industries Ltd	6,700		211
Nokian Renkaat OYJ	7,168	300		Eagle Materials Inc	1,800		96
Pirelli & C. SpA	7,144	83		Fortune Brands Home & Security Inc (a)	7,490		225
Sumitomo Rubber Industries Ltd	2,300	27		Geberit AG (a)	215		45
Tenneco Inc (a)	1,900	61		HeidelbergCement AG	961		52
Toyota Boshoku Corp	3,000	31		Holcim Ltd (a)	2,840		195
		$1,822		LIXIL Group Corp	11,900		253
				Martin Marietta Materials Inc	3,590		323

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Building Materials (continued)				Commercial Services (continued)
Masco Corp	6,900	$117		Rent-A-Center Inc/TX	2,000		$69
Owens Corning Inc (a)	7,700	266		SAIC Inc	13,380		155
Rinnai Corp	1,000	70		Sotheby's	2,100		61
Taiheiyo Cement Corp	123,575	276		Toppan Printing Co Ltd	5,000		31
TOTO Ltd	16,000	110		Towers Watson & Co	8,387		443
		$2,546		Weight Watchers International Inc	900		47
				Western Union Co/The	21,300		269
Chemicals - (0.96)%							$6,819
Air Products & Chemicals Inc	1,000	83
Air Water Inc	1,000	13		Computers - (0.85)%
Akzo Nobel NV	1,620	93		Apple Inc	300		176
Ashland Inc	7,843	556		CACI International Inc (a)	800		41
BASF SE	1,296	116		Cadence Design Systems Inc (a)	43,004		547
Clariant AG (a)	16,297	197		Cognizant Technology Solutions Corp (a)	6,170		415
Dow Chemical Co/The	11,000	332		Computer Sciences Corp	2,840		108
Eastman Chemical Co	5,170	315		Dell Inc	20,400		197
Ecolab Inc	9,597	691		EMC Corp/MA (a)	4,700		117
EI du Pont de Nemours & Co	1,400	60		Hewlett-Packard Co	16,200		210
Givaudan SA (a)	143	144		IHS Inc (a)	1,300		119
International Flavors & Fragrances Inc	800	52		International Business Machines Corp	400		76
Intrepid Potash Inc (a)	10,600	225		Jack Henry & Associates Inc	400		16
JSR Corp	1,200	22		Lexmark International Inc	5,300		129
K+S AG	7,193	325		NCR Corp (a)	17,330		415
Kansai Paint Co Ltd	6,000	64		NetApp Inc (a)	20,998		666
Lanxess AG	294	26		NTT Data Corp	18		52
Linde AG	26	5		Riverbed Technology Inc (a)	443		8
Mitsubishi Chemical Holdings Corp	6,500	28		SanDisk Corp (a)	13,865		542
Mitsubishi Gas Chemical Co Inc	8,000	47		TDK Corp	4,100		161
Mitsui Chemicals Inc	34,216	78		Teradata Corp (a)	1,500		89
Mosaic Co/The	3,400	184		Western Digital Corp	5,657		189
Nissan Chemical Industries Ltd	9,500	115					$4,273
Praxair Inc	900	96
Shin-Etsu Chemical Co Ltd	4,400	260		Consumer Products - (0.14)%
Showa Denko KK	23,125	34		Avery Dennison Corp	5,584		187
Sigma-Aldrich Corp	400	29		Church & Dwight Co Inc	700		38
Sumitomo Chemical Co Ltd	137,033	393		Clorox Co/The	400		31
Symrise AG	3,826	133		Husqvarna AB	20,638		124
Taiyo Nippon Sanso Corp	23,000	128		Jarden Corp	1,600		85
Ube Industries Ltd/Japan	2,000	4		Scotts Miracle-Gro Co/The	5,720		237
		$4,848					$702
Coal - (0.23)%				Cosmetics & Personal Care - (0.17)%
Arch Coal Inc	30,000	202		Avon Products Inc	34,860		486
Consol Energy Inc	15,000	470		Estee Lauder Cos Inc/The	2,350		137
Peabody Energy Corp	19,000	477		Oriflame Cosmetics SA	2,731		77
		$1,149		Procter & Gamble Co/The	300		21
				Shiseido Co Ltd	1,700		25
Commercial Services - (1.36)%				Unicharm Corp	1,800		92
Abertis Infraestructuras SA	7,286	106					$838
Adecco SA (a)	1,087	54
Alliance Data Systems Corp (a)	1,400	199		Distribution & Wholesale - (0.21)%
Apollo Group Inc (a)	6,500	125		Fastenal Co	9,400		393
				Fossil Inc (a)	2,900		250
Atlantia SpA	11,158	191		LKQ Corp (a)	9,716		213
Avis Budget Group Inc (a)	28,123	533
Chemed Corp	100	7		Watsco Inc	1,100		79
				WESCO International Inc (a)	400		26
DeVry Inc	6,800	177
FTI Consulting Inc (a)	11,400	352		WW Grainger Inc	500		97
Geo Group Inc/The	2,600	73					$1,058
Global Payments Inc	5,363	235		Diversified Financial Services - (0.64)%
H&R Block Inc	10,800	195		Acom Co Ltd (a)	4,330		118
Hertz Global Holdings Inc (a)	159,419	2,493		Aeon Credit Service Co Ltd	400		8
Iron Mountain Inc	3,164	100		Affiliated Managers Group Inc (a)	1,540		199
Manpower Inc	3,540	136		American Express Co	2,700		151
Monro Muffler Brake Inc	2,920	94		Charles Schwab Corp/The	68,989		904
Monster Worldwide Inc (a)	15,400	84		Credit Saison Co Ltd	7,800		174
Quanta Services Inc (a)	18,751	485		Franklin Resources Inc	700		92
Randstad Holding NV	3,223	105		Greenhill & Co Inc	3,400		162

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Diversified Financial Services (continued)				Electronics (continued)
Jefferies Group Inc	8,100	$137		Koninklijke Philips Electronics NV	271		$7
Julius Baer Group Ltd (a)	5,525	189		Kyocera Corp	200		19
Legg Mason Inc	8,400	214		Mettler-Toledo International Inc (a)	1,670		312
Raymond James Financial Inc	4,000	151		Minebea Co Ltd	53,263		193
Stifel Financial Corp (a)	2,791	85		Murata Manufacturing Co Ltd	5,400		307
T Rowe Price Group Inc	3,800	246		Omron Corp	1,000		22
Visa Inc	1,800	269		Rogers Corp (a)	4,766		212
Waddell & Reed Financial Inc	3,200	104		Sensata Technologies Holding NV (a)	5,600		173
		$3,203		Toshiba Corp	17,000		58
				Trimble Navigation Ltd (a)	5,447		303
Electric - (1.02)%				Woodward Inc	4,100		150
A2A SpA	210,685	115		Yaskawa Electric Corp	14,900		119
AES Corp/VA	63,808	681		Yokogawa Electric Corp	2,900		31
Black Hills Corp	2,500	89					$2,931
CH Energy Group Inc	1,503	98
CMS Energy Corp	2,500	61		Engineering & Construction - (0.26)%
Dominion Resources Inc/VA	5,500	281		Acciona SA	501		32
Edison International	2,923	133		ACS Actividades de Construccion y Servicios	4,492		96
Electric Power Development Co Ltd	900	23		SA
Exelon Corp	8,400	254		Chicago Bridge & Iron Co NV ADR	1,373		56
FirstEnergy Corp	300	13		Fluor Corp	6,860		364
Great Plains Energy Inc	2,900	59		Fraport AG Frankfurt Airport Services	1,805		100
Hawaiian Electric Industries Inc	1,800	45		Worldwide
Hokuriku Electric Power Co	4,100	46		Jacobs Engineering Group Inc (a)	9,654		395
ITC Holdings Corp	1,200	94		KBR Inc	4,919		137
Kansai Electric Power Co Inc/The	22,500	214		Royal Imtech NV	4,029		90
Kyushu Electric Power Co Inc	7,700	72					$1,270
MDU Resources Group Inc	4,750	98		Entertainment - (0.10)%
National Fuel Gas Co	2,160	112		Bally Technologies Inc (a)	3,400		153
NextEra Energy Inc	2,458	169		DreamWorks Animation SKG Inc (a)	3,400		58
Northeast Utilities	7,332	284
NorthWestern Corp	3,920	136		Lottomatica Group SpA	6,379		141
NRG Energy Inc	49,388	1,042		Oriental Land Co Ltd/Japan	500		64
				Penn National Gaming Inc (a)	200		10
Pepco Holdings Inc	200	4
PPL Corp	7,600	223		Vail Resorts Inc	1,100		62
Red Electrica Corp SA	102	5					$488
RWE AG	2,395	100		Environmental Control - (0.22)%
SCANA Corp	200	9		Calgon Carbon Corp (a)	18,648		253
Shikoku Electric Power Co Inc	11,800	161		Clean Harbors Inc (a)	10,249		587
Southern Co/The	500	22		Kurita Water Industries Ltd	3,100		68
Terna Rete Elettrica Nazionale SpA	38,280	145		Republic Services Inc	1,400		40
UIL Holdings Corp	4,790	172		Stericycle Inc (a)	700		66
UNS Energy Corp	2,120	90		Waste Connections Inc	800		26
Westar Energy Inc	3,000	86		Waste Management Inc	1,900		62
		$5,136					$1,102
Electrical Components & Equipment - (0.26)%				Food - (0.82)%
Acuity Brands Inc	1,500	99		Campbell Soup Co	2,300		85
AMETEK Inc	600	22		Delhaize Group SA	2,704		100
Emerson Electric Co	2,600	131		Flowers Foods Inc	3,000		71
Energizer Holdings Inc	3,596	287		General Mills Inc	1,100		45
Furukawa Electric Co Ltd	46,000	88		Hain Celestial Group Inc (a)	3,800		229
GrafTech International Ltd (a)	4,100	40		Hershey Co/The	2,300		169
GS Yuasa Corp	50,000	194		Hillshire Brands Co	10,945		305
Mabuchi Motor Co Ltd	700	29		Ingredion Inc	4,917		319
Nidec Corp	6,600	402		Kellogg Co	2,000		111
NV Bekaert SA	743	18		Kikkoman Corp	8,000		113
		$1,310		Marine Harvest ASA (a)	222,576		194
Electronics - (0.58)%				McCormick & Co Inc/MD	900		58
Advantest Corp	14,600	196		Nissin Foods Holdings Co Ltd	1,000		40
				Ralcorp Holdings Inc (a)	5,550		495
Amphenol Corp	5,907	366		Safeway Inc	4,400		75
Anritsu Corp	1,000	13		Smithfield Foods Inc (a)	48,581		1,087
Dainippon Screen Manufacturing Co Ltd	6,000	33		Sysco Corp	2,000		63
FLIR Systems Inc	7,200	147		TreeHouse Foods Inc (a)	2,900		152
Gentex Corp/MI	10,000	178		Tyson Foods Inc	16,290		312
Jabil Circuit Inc	4,860	92		United Natural Foods Inc (a)	400		21
See accompanying notes.				73

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Food (continued)				Healthcare - Services (continued)
Whole Foods Market Inc	400	$38		Universal Health Services Inc	2,721		$123
Yakult Honsha Co Ltd	1,400	61					$2,588
		$4,143		Holding Companies - Diversified - (0.02)%
Forest Products & Paper - (0.02)%				Leucadia National Corp	3,389		75
Hokuetsu Kishu Paper Co Ltd	2,500	13
International Paper Co	1,400	52
Oji Holdings Corp	3,000	10		Home Builders - (0.73)%
				DR Horton Inc	80,197		1,561
		$75		Lennar Corp	42,145		1,603
Gas - (0.12)%				NVR Inc (a)	170		153
AGL Resources Inc	3,580	139		Toll Brothers Inc (a)	11,870		378
New Jersey Resources Corp	5,320	216					$3,695
Questar Corp	400	8
Snam SpA	6,237	28		Home Furnishings - (0.10)%
South Jersey Industries Inc	2,065	103		Sharp Corp/Japan	17,000		36
				Sony Corp	6,000		58
WGL Holdings Inc	2,920	114		Whirlpool Corp	3,971		404
		$608					$498
Hand & Machine Tools - (0.24)%
Disco Corp	2,200	118		Housewares - (0.04)%
Kennametal Inc	1,500	57		Newell Rubbermaid Inc	10,270		224
Konecranes OYJ	1,194	39
Makita Corp	8,200	348		Insurance - (1.30)%
Mori Seiki Co Ltd	14,600	102		Aflac Inc	9,909		525
Sandvik AB	5,474	82		Alleghany Corp (a)	881		309
SMC Corp/Japan	1,200	203		Allianz SE	925		120
Stanley Black & Decker Inc	3,418	246		Allstate Corp/The	4,110		167
		$1,195		Aon PLC	5,900		335
				Arch Capital Group Ltd (a)	2,600		117
Healthcare - Products - (0.69)%				Assurant Inc	7,353		252
Alere Inc (a)	4,400	81
Boston Scientific Corp (a)	20,170	112		Assured Guaranty Ltd	7,200		100
Cepheid Inc (a)	8,700	282		Cincinnati Financial Corp	7,000		284
DENTSPLY International Inc	4,100	163		Dai-ichi Life Insurance Co Ltd/The	18		21
Edwards Lifesciences Corp (a)	500	43		Everest Re Group Ltd	946		103
Elekta AB	12,181	176		Hannover Rueckversicherung AG	279		21
Hologic Inc (a)	6,310	120		Hartford Financial Services Group Inc	27,829		589
Hospira Inc (a)	17,608	524		Lincoln National Corp	17,361		428
Intuitive Surgical Inc (a)	600	317		Loews Corp	9,240		378
				Markel Corp (a)	400		192
Luxottica Group SpA	4,048	166		MetLife Inc	11,676		387
Masimo Corp	4,100	85		MS&AD Insurance Group Holdings	2,500		44
Medtronic Inc	2,400	101		NKSJ Holdings Inc	1,500		28
Patterson Cos Inc	200	7		Old Republic International Corp	12,500		131
PSS World Medical Inc (a)	1,600	46
ResMed Inc	1,000	41		Progressive Corp/The	16,800		357
Sonova Holding AG (a)	2,771	303		Prudential Financial Inc	9,109		475
				Sony Financial Holdings Inc	700		12
Stryker Corp	800	43		Storebrand ASA (a)	12,577		60
Sysmex Corp	2,400	109		Tokio Marine Holdings Inc	1,200		31
Terumo Corp	5,700	242		Unum Group	13,727		280
Varian Medical Systems Inc (a)	5,880	407
Volcano Corp (a)	4,100	112		Validus Holdings Ltd	3,535		125
				WR Berkley Corp	1,400		56
		$3,480		XL Group PLC	23,643		575
Healthcare - Services - (0.51)%							$6,502
Aetna Inc	10,293	445		Internet - (1.54)%
Brookdale Senior Living Inc (a)	3,300	84		Amazon.com Inc (a)	1,400		353
Centene Corp (a)	4,360	191
				CyberAgent Inc	37		73
Cigna Corp	13,140	687		Dena Co Ltd	700		26
Fresenius Medical Care AG & Co KGaA	3,050	209		eBay Inc (a)	4,256		225
HealthSouth Corp (a)	2,500	55		Equinix Inc (a)	17,708		3,289
Laboratory Corp of America Holdings (a)	1,300	110		F5 Networks Inc (a)	400		37
LifePoint Hospitals Inc (a)	1,900	68
Mednax Inc (a)	4,270	337		Gree Inc	1,900		33
				Kakaku.com Inc	6,984		241
Quest Diagnostics Inc	100	6		Netflix Inc (a)	2,800		229
Tenet Healthcare Corp (a)	4,175	121		priceline.com Inc (a)	389		258
UnitedHealth Group Inc	2,800	152		Rackspace Hosting Inc (a)	8,650		598
				Rakuten Inc	51,400		433

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Internet (continued)				Machinery - Diversified (continued)
SBI Holdings Inc/Japan	28,870	$216		Roper Industries Inc	1,200		$134
Start Today Co Ltd	7,999	83					$3,019
Symantec Corp (a)	9,140	171
Trend Micro Inc/Japan	1,900	50		Media - (0.59)%
ValueClick Inc (a)	5,400	102		Cablevision Systems Corp	7,400		103
VeriSign Inc (a)	30,377	1,037		Discovery Communications Inc - A Shares (a)	2,500		151
				EW Scripps Co (a)	15,843		161
Yahoo Japan Corp	913	308
		$7,762		FactSet Research Systems Inc	1,400		130
				Gannett Co Inc	8,100		145
Investment Companies - (0.02)%				Liberty Global Inc - A Shares (a)	200		11
Ares Capital Corp	7,099	126		McGraw-Hill Cos Inc/The	4,330		230
				Mediaset SpA	59,317		98
				Modern Times Group AB	1,953		66
Iron & Steel - (0.46)%				Schibsted ASA	1,154		48
Allegheny Technologies Inc	9,667	253		Scripps Networks Interactive Inc	1,400		83
ArcelorMittal	7,050	107		Sirius XM Radio Inc (a)	460,113		1,279
Cliffs Natural Resources Inc	12,900	371		Sky Deutschland AG (a)	70,009		348
Daido Steel Co Ltd	5,000	22
Hitachi Metals Ltd	24,000	178		Time Warner Inc	2,100		99
JFE Holdings Inc	16,200	253		Wolters Kluwer NV	1,221		23
Nippon Steel & Sumitomo Metal Corp	120,824	279					$2,975
Nucor Corp	4,400	181		Metal Fabrication & Hardware - (0.19)%
Rautaruukki OYJ	2,236	16		Assa Abloy AB	6,630		240
SSAB AB - A Shares	33,197	271		Nachi-Fujikoshi Corp	10,000		35
ThyssenKrupp AG	7,957	161		NTN Corp	68,420		143
United States Steel Corp	12,392	267		Precision Castparts Corp	1,380		253
		$2,359		Tenaris SA	13,686		272
Leisure Products & Services - (0.12)%				Worthington Industries Inc	600		14
Carnival Corp	2,800	108					$957
Life Time Fitness Inc (a)	5,300	249		Mining - (0.64)%
Royal Caribbean Cruises Ltd	1,113	40		Alcoa Inc	140,706		1,183
Shimano Inc	1,600	106		B2Gold Corp (a)	44,977		157
WMS Industries Inc (a)	700	12		Compass Minerals International Inc	3,969		303
Yamaha Motor Co Ltd	9,100	96		Dowa Holdings Co Ltd	10,000		65
		$611		First Quantum Minerals Ltd	1,007		21
				Freeport-McMoRan Copper & Gold Inc	9,200		359
Lodging - (0.10)%				Newmont Mining Corp	9,702		457
Las Vegas Sands Corp	6,500	303
Marriott International Inc/DE	3,000	109		Norsk Hydro ASA	22,751		109
				OSAKA Titanium Technologies Co	1,000		21
Wynn Resorts Ltd	900	101		Osisko Mining Corp (a)	275		2
		$513		Stillwater Mining Co (a)	6,715		77
Machinery - Construction & Mining - (0.29)%				Titanium Metals Corp	13,800		229
Atlas Copco AB - A Shares	3,693	95		Toho Titanium Co Ltd	8,300		74
Caterpillar Inc	5,700	486		Vulcan Materials Co	3,020		160
Hitachi Construction Machinery Co Ltd	8,100	142					$3,217
Joy Global Inc	5,820	332
Komatsu Ltd	19,200	433		Miscellaneous Manufacturing - (0.46)%
				Actuant Corp	3,200		92
		$1,488		Alfa Laval AB	4,175		82
Machinery - Diversified - (0.60)%				CLARCOR Inc	3,196		148
AGCO Corp (a)	9,129	421		Danaher Corp	4,300		232
Chart Industries Inc (a)	8,872	536		Dover Corp	300		19
Deere & Co	1,100	92		Eaton Corp PLC	7,977		416
FANUC Corp	1,800	305		FUJIFILM Holdings Corp	1,200		22
Flowserve Corp	990	137		Hexcel Corp (a)	7,100		184
FLSmidth & Co A/S	2,190	125		Illinois Tool Works Inc	1,500		93
Gardner Denver Inc	200	14		Leggett & Platt Inc	4,200		117
Hexagon AB	15,542	385		Nikon Corp	2,900		81
IDEX Corp	1,200	54		Pentair Ltd	8,752		424
Intevac Inc (a)	5,455	26		Siemens AG	719		75
Kawasaki Heavy Industries Ltd	17,847	42		Textron Inc	10,362		243
Kubota Corp	10,000	107		Trinity Industries Inc	100		3
MAN SE	1,632	172		Wartsila OYJ Abp	1,618		68
Manitowoc Co Inc/The	10,800	162					$2,299
Nabtesco Corp	13,121	261
Nordson Corp	500	30		Office & Business Equipment - (0.07)%
Rockwell Automation Inc	200	16		Canon Inc	100		3

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Office & Business Equipment (continued)				Packaging & Containers (continued)
Pitney Bowes Inc	2,200	$25		Sealed Air Corp	14,500		$244
Ricoh Co Ltd	36,000	336					$659
		$364		Pharmaceuticals - (0.82)%
Office Furnishings - (0.09)%				Allergan Inc/United States	2,300		213
Interface Inc	31,810	467		BioMarin Pharmaceutical Inc (a)	5,500		267
				Bristol-Myers Squibb Co	13,200		431
				Eisai Co Ltd	1,600		67
Oil & Gas - (1.20)%				Endo Health Solutions Inc (a)	4,636		133
Anadarko Petroleum Corp	1,450	106		Express Scripts Holding Co (a)	5,160		278
Apache Corp	1,200	93
Atwood Oceanics Inc (a)	2,200	101		Hisamitsu Pharmaceutical Co Inc	1,279		67
				Jazz Pharmaceuticals PLC (a)	4,364		235
Berry Petroleum Co	300	9
Bill Barrett Corp (a)	6,700	117		Mead Johnson Nutrition Co	2,200		150
Chesapeake Energy Corp	12,700	216		Merck & Co Inc	1,100		49
				Mitsubishi Tanabe Pharma Corp	1,500		20
Cimarex Energy Co	800	48		Mylan Inc/PA (a)	9,500		258
Concho Resources Inc (a)	1,700	137
Continental Resources Inc/OK (a)	1,000	69		Omnicare Inc	2,110		76
				Onyx Pharmaceuticals Inc (a)	3,400		257
CVR Energy Inc (a)	1,700	78
Energen Corp	3,392	151		Otsuka Holdings Co Ltd	1,300		39
				Perrigo Co	2,300		238
Enerplus Corp	4,500	60		Salix Pharmaceuticals Ltd (a)	6,700		287
EOG Resources Inc	980	115		Sawai Pharmaceutical Co Ltd	1,100		119
EQT Corp	4,186	251
Gulfport Energy Corp (a)	5,200	198		Stada Arzneimittel AG	9,367		278
				Takeda Pharmaceutical Co Ltd	3,200		146
Helmerich & Payne Inc	1,200	63		Tsumura & Co	4,300		140
Hess Corp	5,393	268		VCA Antech Inc (a)	7,400		154
InterOil Corp (a)	600	33
				Watson Pharmaceuticals Inc (a)	2,880		254
JX Holdings Inc	4,600	25
McMoRan Exploration Co (a)	400	3					$4,156
Murphy Oil Corp	3,346	190		Pipelines - (0.03)%
Neste Oil OYJ	6,948	89		ONEOK Inc	2,100		94
Noble Corp	3,500	121		Williams Cos Inc/The	800		26
Pacific Rubiales Energy Corp	571	12					$120
Petrominerales Ltd	3,726	29
Pioneer Natural Resources Co	8,814	943		Publicly Traded Investment Fund - (0.73)%
Range Resources Corp	8,983	575		iShares MSCI Emerging Markets Index Fund	77,800		3,252
Rosetta Resources Inc (a)	4,200	189		iShares MSCI Germany Index Fund	17,852		420
Rowan Cos PLC (a)	6,503	206					$3,672
SandRidge Energy Inc (a)	54,000	316
				Real Estate - (0.32)%
Seadrill Ltd	799	31		Brookfield Asset Management Inc	900		31
Showa Shell Sekiyu KK	4,600	27		CBRE Group Inc (a)	36,950		700
Southwestern Energy Co (a)	19,406	673		Forest City Enterprises Inc (a)	19,000		286
Tesoro Corp	2,492	105		Jones Lang LaSalle Inc	7,695		631
TonenGeneral Sekiyu KK	5,000	46					$1,648
Ultra Petroleum Corp (a)	10,300	207
Valero Energy Corp	6,149	198		REITS - (0.90)%
		$6,098		American Campus Communities Inc	5,280		231
				Annaly Capital Management Inc	158		2
Oil & Gas Services - (0.61)%				Boston Properties Inc	1,467		151
Baker Hughes Inc	7,400	319		DDR Corp	36,573		560
Cameron International Corp (a)	3,113	168
				Digital Realty Trust Inc	9,770		630
Core Laboratories NV	800	82		Health Care REIT Inc	12,068		711
Dresser-Rand Group Inc (a)	5,703	301
Dril-Quip Inc (a)	3,950	278		Home Properties Inc	1,415		83
FMC Technologies Inc (a)	11,170	457		Host Hotels & Resorts Inc	49,552		728
				Mid-America Apartment Communities Inc	1,341		84
Fugro NV	4,677	281		Prologis Inc	9,413		320
Lufkin Industries Inc	8,190	448		SL Green Realty Corp	9,804		739
SBM Offshore NV (a)	2,161	24
				Tanger Factory Outlet Centers	4,382		144
Schlumberger Ltd	2,400	172		Weyerhaeuser Co	6,410		177
SEACOR Holdings Inc (a)	3,080	279
Subsea 7 SA	8,354	191					$4,560
Superior Energy Services Inc (a)	2,900	59		Retail - (1.56)%
		$3,059		ABC-Mart Inc	3,498		149
				Abercrombie & Fitch Co	4,400		202
Packaging & Containers - (0.13)%				Advance Auto Parts Inc	4,070		298
Owens-Illinois Inc (a)	6,660	133		AutoNation Inc (a)	600		23
Rock-Tenn Co	4,344	282		Bed Bath & Beyond Inc (a)	100		6
				BJ's Restaurants Inc (a)	5,600		192

See accompanying notes.

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value	(000	's)	COMMON STOCKS (continued)	Shares	Value	(000	's)
Retail (continued)					Semiconductors (continued)
CarMax Inc (a)	21,749		$789		Teradyne Inc (a)	2,100		$33
Casey's General Stores Inc	500		25		Texas Instruments Inc	8,400		248
Cash America International Inc	4,100		153		Tokyo Electron Ltd	1,800		81
Cheesecake Factory Inc/The	100		3		Xilinx Inc	28,574		990
Children's Place Retail Stores Inc/The (a)	2,600		126					$7,954
Chipotle Mexican Grill Inc (a)	1,800		475
Cie Financiere Richemont SA	515		40		Software - (0.87)%
					ACI Worldwide Inc (a)	2,720		117
Darden Restaurants Inc	1,300		69		Activision Blizzard Inc	10,000		114
Dick's Sporting Goods Inc	6,747		354		Adobe Systems Inc (a)	4,300		149
Don Quijote Co Ltd	2,900		113		Amadeus IT Holding SA	2,240		52
Family Dollar Stores Inc	300		21		ANSYS Inc (a)	3,987		264
Fast Retailing Co Ltd	500		114		Bottomline Technologies Inc (a)	4,434		109
Jack in the Box Inc (a)	12,852		354
JC Penney Co Inc	6,300		113		Capcom Co Ltd	2,200		41
					Cerner Corp (a)	1,200		93
Kohl's Corp	5,800		259		Check Point Software Technologies Ltd (a)	3,700		171
Ltd Brands Inc	4,700		245		Compuware Corp (a)	12,560		117
Lululemon Athletica Inc (a)	6,600		474
					Concur Technologies Inc (a)	10,157		667
Marui Group Co Ltd	2,300		15		Dun & Bradstreet Corp/The	2,656		210
McDonald's Corp	100		9		Electronic Arts Inc (a)	15,381		228
Men's Wearhouse Inc	2,600		84		Fidelity National Information Services Inc	900		33
MSC Industrial Direct Co Inc	1,700		123		Informatica Corp (a)	7,900		212
Nitori Holdings Co Ltd	3,850		287		MicroStrategy Inc (a)	1,250		111
Nordstrom Inc	5,400		292		Nomura Research Institute Ltd	2,600		50
Nu Skin Enterprises Inc	3,100		141		Nuance Communications Inc (a)	17,400		387
Penske Automotive Group Inc	4,100		119		Oracle Corp	3,600		116
PVH Corp	4,116		472		Parametric Technology Corp (a)	1,100		22
Ryohin Keikaku Co Ltd	400		26
Saks Inc (a)	7,600		80		Quality Systems Inc	2,700		49
					Red Hat Inc (a)	800		40
Salvatore Ferragamo Italia SpA	345		8		Salesforce.com Inc (a)	5,539		873
Staples Inc	22,830		267
Swatch Group AG/The - BR	15		7		SAP AG	176		14
Target Corp	300		19		Solera Holdings Inc	500		26
					Take-Two Interactive Software Inc (a)	5,700		71
Tiffany & Co	7,000		413		Verint Systems Inc (a)	2,228		62
Urban Outfitters Inc (a)	8,600		324
Walgreen Co	4,130		140					$4,398
Wendy's Co/The	6,700		31		Telecommunications - (0.83)%
World Fuel Services Corp	1,200		47		Acme Packet Inc (a)	6,800		136
Yamada Denki Co Ltd	6,750		239		ADTRAN Inc	12,700		249
Yum! Brands Inc	200		13		Aruba Networks Inc (a)	14,000		273
			$7,753		CenturyLink Inc	1,500		58
					Ciena Corp (a)	7,500		112
Semiconductors - (1.58)%
Advanced Micro Devices Inc (a)	160,500		353		Comtech Telecommunications Corp	6,400		163
Aixtron SE NA	6,983		88		Corning Inc	7,460		91
					Crown Castle International Corp (a)	2,900		196
Altera Corp	6,000		194
ASML Holding NV (a)	1,820		114		Deutsche Telekom AG	15,358		169
ASML Holding NV (a)	7,140		447		Elisa OYJ	4,099		87
Atmel Corp (a)	35,800		200		Finisar Corp (a)	26,600		361
Broadcom Corp	3,868		125		Harris Corp	3,600		170
Cavium Inc (a)	11,800		416		InterDigital Inc/PA	8,600		367
Cree Inc (a)	9,500		307		IPG Photonics Corp (a)	3,000		177
DSP Group Inc (a)	20,302		120		Juniper Networks Inc (a)	18,400		331
Exar Corp (a)	9,712		80		Leap Wireless International Inc (a)	22,800		148
Hittite Microwave Corp (a)	7,328		444		NII Holdings Inc (a)	13,800		70
Infineon Technologies AG	57,498		441		Plantronics Inc	200		7
					RF Micro Devices Inc (a)	16,100		69
Intersil Corp	3,800		27		SBA Communications Corp (a)	600		41
Lam Research Corp (a)	15,910		558
LSI Corp (a)	29,530		199		Softbank Corp	900		34
Microchip Technology Inc	40,206		1,223		Swisscom AG	51		22
Micron Technology Inc (a)	6,753		41		Telefonica SA	9,546		125
					ViaSat Inc (a)	2,817		108
Qualcomm Inc	8,200		522
Rambus Inc (a)	8,600		42		Virgin Media Inc	11,626		409
Rovi Corp (a)	8,200		126		Windstream Corp	26,152		219
Semtech Corp (a)	10,660		292					$4,192
Shinko Electric Industries Co Ltd	17,668		124
Silicon Laboratories Inc (a)	200		8
Skyworks Solutions Inc (a)	4,900		111

See accompanying notes.

Schedule of Investments Global Multi-Strategy Fund November 30, 2012 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)
Textiles - (0.05)%
Mohawk Industries Inc (a)	2,987	$257
Toys, Games & Hobbies - (0.02)%
Nintendo Co Ltd	400	48
Sanrio Co Ltd	1,500	54
		$102
Transportation - (0.58)%
Bristow Group Inc	1,910	100
Cargotec Oyj	2,875	72
CH Robinson Worldwide Inc	5,540	342
Expeditors International of Washington Inc	900	34
FedEx Corp	7,070	633
Genesee & Wyoming Inc (a)	1,500	109
Hankyu Hanshin Holdings Inc	7,000	37
JB Hunt Transport Services Inc	1,000	60
Kansas City Southern	2,398	187
Kawasaki Kisen Kaisha Ltd	6,582	9
Keikyu Corp	3,000	28
Kirby Corp (a)	10,861	628
Knight Transportation Inc	13,080	196
Kuehne + Nagel International AG	663	80
Mitsui OSK Lines Ltd	46,000	116
Nippon Yusen KK	13,000	28
United Parcel Service Inc	1,100	80
UTI Worldwide Inc	5,000	71
Werner Enterprises Inc	6,380	138
Yamato Holdings Co Ltd	2,400	36
		$2,984
Trucking & Leasing - (0.03)%
GATX Corp	3,100	131
TOTAL COMMON STOCKS (proceeds $150,591)		$158,644
PREFERRED STOCKS - (0.07)%	Shares	Value(000	's)
Automobile Manufacturers - (0.07)%
Porsche Automobil Holding SE	322	24
Volkswagen AG	1,457	316
		$340
TOTAL PREFERRED STOCKS (proceeds $309)		$340
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (6.14)%	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) - (5.28)%
3.50%, 12/1/2027	$18,000	$19,085
4.50%, 12/1/2042	6,000	6,466
5.00%, 12/1/2041	1,000	1,084
		$26,635
U.S. Treasury - (0.86)%
1.75%, 5/15/2022	800	815
2.00%, 2/15/2022	400	418
2.13%, 8/15/2021	2,800	2,972
4.63%, 2/15/2040	100	138
		$4,343
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$30,978
OBLIGATIONS (proceeds $30,917)

(a) Non-Income Producing Security

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

COMMON STOCKS - 98.12%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.32%				Automobile Parts & Equipment - 0.97%
Dentsu Inc	14,300	$350		Aisin Seiki Co Ltd	15,100		$449
Hakuhodo DY Holdings Inc	1,840	118		Bridgestone Corp	51,300		1,244
JCDecaux SA	5,246	119		Cie Generale des Etablissements Michelin	14,187		1,322
Publicis Groupe SA	13,963	790		Continental AG	6,305		699
WPP PLC	99,323	1,364		Denso Corp	38,300		1,266
		$2,741		GKN PLC	122,529		436
				JTEKT Corp	17,500		142
Aerospace & Defense - 0.77%				Koito Manufacturing Co Ltd	8,000		110
BAE Systems PLC	255,990	1,343		NGK Insulators Ltd	21,000		226
Cobham PLC	85,002	289		NGK Spark Plug Co Ltd	14,000		170
European Aeronautic Defence and Space Co	32,493	1,095		NHK Spring Co Ltd	12,500		105
NV				NOK Corp	8,200		126
Finmeccanica SpA (a)	31,895	168
Meggitt PLC	61,648	385		Nokian Renkaat OYJ	8,833		369
Rolls-Royce Holdings PLC (a)	147,551	2,108		Pirelli & C. SpA	18,746		218
				Stanley Electric Co Ltd	11,300		159
Safran SA	18,076	741		Sumitomo Electric Industries Ltd	59,400		644
Thales SA	7,175	258		Sumitomo Rubber Industries Ltd	13,500		160
Zodiac Aerospace	2,689	301		Toyoda Gosei Co Ltd	5,100		107
		$6,688		Toyota Boshoku Corp	5,200		54
Agriculture - 1.68%				Toyota Industries Corp	12,800		385
British American Tobacco PLC	154,135	8,097					$8,391
Golden Agri-Resources Ltd	526,000	284		Banks - 13.26%
Imperial Tobacco Group PLC	78,450	3,139		Aozora Bank Ltd	46,000		143
Japan Tobacco Inc	70,900	2,126		Australia & New Zealand Banking Group Ltd	211,184		5,375
Swedish Match AB	16,235	572		Banca Monte dei Paschi di Siena SpA (a)	506,339		134
Wilmar International Ltd	151,000	394		Banco Bilbao Vizcaya Argentaria SA	424,161		3,599
		$14,612		Banco de Sabadell SA (a)	221,228		618
Airlines - 0.18%				Banco Espirito Santo SA (a)	158,325		158
All Nippon Airways Co Ltd	89,000	191		Banco Popolare SC (a)	138,999		205
Cathay Pacific Airways Ltd	93,000	164		Banco Popular Espanol SA	419,516		351
Deutsche Lufthansa AG	18,045	300		Banco Santander SA	776,005		5,978
International Consolidated Airlines Group SA	73,110	197		Bank Hapoalim BM (a)	83,256		343
(a)				Bank Leumi Le-Israel BM (a)	98,710		333
Japan Airlines Co Ltd (a)	4,700	216		Bank of East Asia Ltd	107,600		415
Qantas Airways Ltd (a)	87,471	121		Bank of Kyoto Ltd/The	25,000		214
Singapore Airlines Ltd	43,000	377		Bank of Yokohama Ltd/The	96,000		456
		$1,566		Bankia SA (a)	78,572		73
				Banque Cantonale Vaudoise	237		130
Apparel - 0.80%				Barclays PLC	915,882		3,633
Adidas AG	16,488	1,450		Bendigo and Adelaide Bank Ltd	31,258		264
Asics Corp	11,800	174		BNP Paribas SA	76,145		4,261
Burberry Group PLC	34,579	714		BOC Hong Kong Holdings Ltd	291,500		895
Christian Dior SA	4,297	695		CaixaBank	64,432		246
Hugo Boss AG	1,942	204		Chiba Bank Ltd/The	60,000		359
LVMH Moet Hennessy Louis Vuitton SA	20,020	3,515		Chugoku Bank Ltd/The	14,000		196
Yue Yuen Industrial Holdings Ltd	58,500	205		Commerzbank AG (a)	286,565		515
		$6,957		Commonwealth Bank of Australia	125,477		7,822
				Credit Agricole SA (a)	78,747		598
Automobile Manufacturers - 3.31%				Credit Suisse Group AG (a)	96,326		2,282
Bayerische Motoren Werke AG	26,094	2,317		Danske Bank A/S (a)	51,401		881
Daihatsu Motor Co Ltd	15,000	267
Daimler AG	71,436	3,533		DBS Group Holdings Ltd	143,000		1,692
Fiat Industrial SpA	67,445	721		Deutsche Bank AG	73,253		3,231
Fiat SpA (a)	68,980	320		DNB ASA	77,019		958
				Erste Group Bank AG (a)	17,103		504
Fuji Heavy Industries Ltd	46,000	519
Hino Motors Ltd	20,000	173		Fukuoka Financial Group Inc	61,000		241
Honda Motor Co Ltd	128,500	4,283		Gunma Bank Ltd/The	30,000		145
Isuzu Motors Ltd	94,000	554		Hachijuni Bank Ltd/The	33,000		167
Mazda Motor Corp (a)	213,000	338		Hang Seng Bank Ltd	60,300		921
Mitsubishi Motors Corp (a)	306,000	286		HSBC Holdings PLC	1,431,311		14,617
Nissan Motor Co Ltd	196,000	1,910		Intesa Sanpaolo SpA	794,071		1,338
Peugeot SA (a)	18,178	112		Intesa Sanpaolo SpA - RSP	73,489		100
Renault SA	15,149	759		Iyo Bank Ltd/The	20,000		156
Scania AB	25,219	524		Joyo Bank Ltd/The	51,000		249
Suzuki Motor Corp	28,700	683		KBC Groep NV	12,696		383
				Lloyds Banking Group PLC (a)	3,326,208		2,484
Toyota Motor Corp	217,400	9,361
Volkswagen AG	2,325	474		Mediobanca SpA	40,719		225
Volvo AB - B Shares	109,679	1,556		Mitsubishi UFJ Financial Group Inc	1,004,000		4,618
				Mizrahi Tefahot Bank Ltd (a)	9,766		95
		$28,690		Mizuho Financial Group Inc	1,800,600		2,903
				National Australia Bank Ltd	176,482		4,480

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals - 3.39%
Natixis	72,875	$234		Air Liquide SA	24,611		$3,009
Nishi-Nippon City Bank Ltd/The	53,000	128		Air Water Inc	12,000		151
Nordea Bank AB	207,463	1,902		Akzo Nobel NV	18,496		1,058
Oversea-Chinese Banking Corp Ltd	203,000	1,564		Arkema SA	4,918		503
Pohjola Bank PLC	10,921	153		Asahi Kasei Corp	99,000		567
Raiffeisen Bank International AG	3,852	159		BASF SE	72,385		6,490
Resona Holdings Inc	148,700	624		Brenntag AG	4,059		525
Royal Bank of Scotland Group PLC (a)	164,271	778		Croda International PLC	10,663		407
Seven Bank Ltd	42,200	110		Daicel Corp	23,000		141
Shinsei Bank Ltd	119,000	203		Denki Kagaku Kogyo KK	38,000		124
Shizuoka Bank Ltd/The	42,000	416		Givaudan SA (a)	655		658
Skandinaviska Enskilda Banken AB	111,162	896		Hitachi Chemical Co Ltd	8,200		118
Societe Generale SA (a)	55,046	1,995		Incitec Pivot Ltd	128,359		422
Standard Chartered PLC	188,505	4,397		Israel Chemicals Ltd	35,095		432
Sumitomo Mitsui Financial Group Inc	105,900	3,428		Johnson Matthey PLC	16,150		621
Sumitomo Mitsui Trust Holdings Inc	245,440	748		JSR Corp	14,100		262
Suruga Bank Ltd	14,000	181		K+S AG	13,576		614
Svenska Handelsbanken AB	38,907	1,385		Kaneka Corp	22,000		111
Swedbank AB	64,763	1,198		Kansai Paint Co Ltd	17,000		182
UBS AG	286,978	4,500		Koninklijke DSM NV	12,153		701
UniCredit SpA (a)	319,256	1,488		Kuraray Co Ltd	27,200		336
Unione di Banche Italiane SCPA	67,513	264		Lanxess AG	6,557		571
United Overseas Bank Ltd	100,000	1,533		Linde AG	14,580		2,522
Westpac Banking Corp	240,772	6,413		Lonza Group AG (a)	4,171		201
Wing Hang Bank Ltd	14,000	140		Mitsubishi Chemical Holdings Corp	107,000		469
Yamaguchi Financial Group Inc	17,000	155		Mitsubishi Gas Chemical Co Inc	30,000		178
		$114,976		Mitsui Chemicals Inc	68,000		154
				Nitto Denko Corp	13,000		679
Beverages - 2.66%				Shin-Etsu Chemical Co Ltd	32,400		1,914
Anheuser-Busch InBev NV	63,288	5,557		Showa Denko KK	112,000		162
Asahi Group Holdings Ltd	30,500	686		Solvay SA	4,673		634
Carlsberg A/S	8,430	821		Sumitomo Chemical Co Ltd	117,000		335
Coca Cola Hellenic Bottling Co SA (a)	15,888	369
				Syngenta AG	7,455		2,985
Coca-Cola Amatil Ltd	44,999	646		Taiyo Nippon Sanso Corp	19,000		106
Coca-Cola West Co Ltd	4,800	75		Tosoh Corp	40,000		86
DE Master Blenders 1753 NV (a)	46,623	538
				Ube Industries Ltd/Japan	80,000		166
Diageo PLC	197,443	5,889		Wacker Chemie AG	1,233		67
Fraser and Neave Ltd	73,000	564		Yara International ASA	14,736		739
Heineken Holding NV	7,945	431					$29,400
Heineken NV	18,158	1,198
Kirin Holdings Co Ltd	68,000	836		Coal - 0.01%
Pernod-Ricard SA	16,690	1,891		Whitehaven Coal Ltd	35,932		112
Remy Cointreau SA	1,758	197
SABMiller PLC	75,304	3,414		Commercial Services - 1.46%
		$23,112		Abertis Infraestructuras SA	28,896		423
Biotechnology - 0.31%				Adecco SA (a)	10,441		517
CSL Ltd	40,222	2,169		Aggreko PLC	21,138		756
Novozymes A/S	19,240	530		Atlantia SpA	26,079		446
		$2,699		Babcock International Group PLC	28,305		452
				Benesse Holdings Inc	5,300		232
Building Materials - 1.06%				Brambles Ltd	122,504		926
Asahi Glass Co Ltd	79,000	604		Bunzl PLC	26,107		430
Boral Ltd	59,783	251		Bureau Veritas SA	4,355		483
Cie de St-Gobain	31,092	1,242		Capita PLC	51,533		630
CRH PLC	56,910	1,042		Dai Nippon Printing Co Ltd	44,000		331
Daikin Industries Ltd	18,500	583		Edenred	13,352		407
Fletcher Building Ltd	53,816	350		Experian PLC	79,519		1,322
Geberit AG (a)	2,983	631		G4S PLC	111,174		440
HeidelbergCement AG	11,083	603		Intertek Group PLC	12,670		628
Holcim Ltd (a)	18,044	1,238		Randstad Holding NV	9,493		309
Imerys SA	2,658	158		Secom Co Ltd	16,500		847
James Hardie Industries PLC	34,458	327		Securitas AB	24,677		193
Lafarge SA	14,715	856		Serco Group PLC	39,264		344
LIXIL Group Corp	21,000	446		SGS SA	432		970
Rinnai Corp	2,600	181		Sodexo	7,430		600
Sika AG	170	374		Toppan Printing Co Ltd	44,000		273
Taiheiyo Cement Corp	88,000	197		Transurban Group	103,437		671
TOTO Ltd	22,000	151					$12,630
		$9,234
				Computers - 0.36%
				AtoS	4,281		304

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Cap Gemini SA	11,662	$494		Electricite de France SA	18,942		$348
Computershare Ltd	35,033	319		Enel SpA	518,751		1,967
Fujitsu Ltd	147,000	559		Fortum OYJ	35,006		630
Gemalto NV	6,243	575		GDF Suez	100,632		2,264
Itochu Techno-Solutions Corp	2,000	92		Hokkaido Electric Power Co Inc	14,400		143
NTT Data Corp	99	288		Hokuriku Electric Power Co	13,300		148
Otsuka Corp	1,200	95		Iberdrola SA	305,967		1,520
TDK Corp	9,700	381		Kansai Electric Power Co Inc/The	59,200		563
		$3,107		Kyushu Electric Power Co Inc	33,600		315
				Origin Energy Ltd	85,864		986
Consumer Products - 0.51%				Power Assets Holdings Ltd	109,500		964
Henkel AG & Co KGaA	10,237	693		Red Electrica Corp SA	8,528		395
Husqvarna AB	31,816	192		RWE AG	38,568		1,609
Reckitt Benckiser Group PLC	51,276	3,225		Shikoku Electric Power Co Inc	13,200		180
Societe BIC SA	2,255	282		SP AusNet	131,243		146
		$4,392		SSE PLC	74,453		1,702
Cosmetics & Personal Care - 0.60%				Terna Rete Elettrica Nazionale SpA	102,964		391
Beiersdorf AG	7,944	623		Tohoku Electric Power Co Inc	35,700		324
Kao Corp	41,500	1,141		Tokyo Electric Power Co Inc (a)	114,000		181
L'Oreal SA	19,008	2,581		Verbund AG	5,366		123
Shiseido Co Ltd	28,400	413					$21,110
Unicharm Corp	9,000	460		Electrical Components & Equipment - 0.98%
		$5,218		Brother Industries Ltd	18,600		181
Distribution & Wholesale - 1.14%				Casio Computer Co Ltd	17,600		132
Hitachi High-Technologies Corp	4,900	109		Furukawa Electric Co Ltd	50,000		96
ITOCHU Corp	118,700	1,191		GS Yuasa Corp	28,000		109
Jardine Cycle & Carriage Ltd	8,000	320		Hitachi Ltd	366,000		2,121
Li & Fung Ltd	460,000	757		Legrand SA	18,682		758
Marubeni Corp	130,000	860		Mabuchi Motor Co Ltd	1,900		80
Mitsubishi Corp	110,800	2,109		Mitsubishi Electric Corp	152,000		1,188
Mitsui & Co Ltd	136,900	1,900		Nidec Corp	8,600		523
Sojitz Corp	98,600	125		Prysmian SpA	16,054		304
Sumitomo Corp	88,700	1,105		Schneider Electric SA	41,099		2,893
Toyota Tsusho Corp	16,700	386		Ushio Inc	8,300		95
Wolseley PLC	22,494	1,045					$8,480
		$9,907		Electronics - 1.04%
Diversified Financial Services - 1.22%				Advantest Corp	11,800		158
Aberdeen Asset Management PLC	67,805	367		Hamamatsu Photonics KK	5,600		198
Aeon Credit Service Co Ltd	5,100	100		Hirose Electric Co Ltd	2,400		274
ASX Ltd	13,802	424		Hoya Corp	34,300		660
Credit Saison Co Ltd	12,400	277		Ibiden Co Ltd	9,500		131
Daiwa Securities Group Inc	131,000	583		Keyence Corp	3,640		1,019
Deutsche Boerse AG	15,210	856		Koninklijke Philips Electronics NV	81,922		2,119
GAM Holding AG (a)	14,697	189		Kyocera Corp	12,100		1,120
Hong Kong Exchanges and Clearing Ltd	80,900	1,292		Murata Manufacturing Co Ltd	16,000		910
ICAP PLC	43,279	202		NEC Corp	205,000		359
Investec PLC	42,439	260		Nippon Electric Glass Co Ltd	29,000		166
Julius Baer Group Ltd (a)	17,963	616		Omron Corp	16,000		356
London Stock Exchange Group PLC	13,888	218		Rexel SA	8,476		165
Macquarie Group Ltd	26,102	894		Toshiba Corp	317,000		1,085
Man Group PLC	143,477	177		Yaskawa Electric Corp	17,000		136
Mitsubishi UFJ Lease & Finance Co Ltd	4,590	201		Yokogawa Electric Corp	15,900		169
Nomura Holdings Inc	286,200	1,191					$9,025
Old Mutual PLC	383,563	1,054		Energy - Alternate Sources - 0.03%
ORIX Corp	8,250	831		Enel Green Power SpA	137,917		235
Partners Group Holding AG	1,052	229
Schroders PLC	8,906	228
Singapore Exchange Ltd	68,000	383		Engineering & Construction - 1.28%
		$10,572		ABB Ltd (a)	173,302		3,379
				Acciona SA	1,753		114
Electric - 2.43%				ACS Actividades de Construccion y Servicios	11,159		239
AGL Energy Ltd	42,718	641		SA
Chubu Electric Power Co Inc	50,800	688		Aeroports de Paris	2,340		181
Chugoku Electric Power Co Inc/The	23,400	338		Aker Solutions ASA	12,956		243
CLP Holdings Ltd	142,000	1,244		Auckland International Airport Ltd	72,961		160
Contact Energy Ltd (a)	28,998	127		Balfour Beatty PLC	54,185		224
E.ON SE	141,928	2,559		Bouygues SA	14,889		368
EDP - Energias de Portugal SA	150,411	381		Cheung Kong Infrastructure Holdings Ltd	39,000		239
Electric Power Development Co Ltd	9,200	233		Chiyoda Corp	12,000		174

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Food (continued)
Ferrovial SA	31,794	$472		Yamazaki Baking Co Ltd	9,000		$105
Fraport AG Frankfurt Airport Services	2,899	161					$46,353
Worldwide
Hochtief AG (a)	2,427	130		Food Service - 0.20%
JGC Corp	16,000	530		Compass Group PLC	148,001		1,710
Kajima Corp	67,000	193
Kinden Corp	10,000	60		Forest Products & Paper - 0.24%
Koninklijke Boskalis Westminster NV	5,708	241		Holmen AB	4,162		120
Leighton Holdings Ltd	11,955	215		Nippon Paper Group Inc	7,800		96
Obayashi Corp	51,000	242		Oji Holdings Corp	63,000		200
SembCorp Industries Ltd	77,000	326		Stora Enso OYJ	43,436		285
Shimizu Corp	47,000	142		Svenska Cellulosa AB	45,627		924
Singapore Technologies Engineering Ltd	121,000	364		UPM-Kymmene OYJ	41,438		466
Skanska AB	29,942	476					$2,091
Taisei Corp	81,000	221
Vinci SA	36,260	1,603		Gas - 1.09%
WorleyParsons Ltd	16,221	416		Centrica PLC	408,560		2,133
		$11,113		Enagas SA	14,111		289
				Gas Natural SDG SA	27,354		425
Entertainment - 0.22%				Hong Kong & China Gas Co Ltd	410,647		1,113
Genting Singapore PLC	481,000	504		National Grid PLC	281,307		3,180
OPAP SA	17,598	115		Osaka Gas Co Ltd	148,000		582
Oriental Land Co Ltd/Japan	3,900	502		Snam SpA	133,253		590
Sankyo Co Ltd	3,800	156		Toho Gas Co Ltd	32,000		186
Tabcorp Holdings Ltd	57,540	168		Tokyo Gas Co Ltd	194,000		952
Tatts Group Ltd	107,411	328					$9,450
Toho Co Ltd/Tokyo	8,900	150
		$1,923		Hand & Machine Tools - 0.38%
				Fuji Electric Co Ltd	44,000		94
Environmental Control - 0.02%				Makita Corp	8,800		373
Kurita Water Industries Ltd	8,900	194		Sandvik AB	79,086		1,185
				Schindler Holding AG - PC	3,831		538
Food - 5.34%				Schindler Holding AG - REG	1,697		237
Ajinomoto Co Inc	51,000	729		SMC Corp/Japan	4,200		712
Aryzta AG (a)	6,874	348		THK Co Ltd	9,500		164
Associated British Foods PLC	28,076	665					$3,303
Barry Callebaut AG (a)	143	145		Healthcare - Products - 0.85%
Carrefour SA	45,507	1,123		Cie Generale d'Optique Essilor International	15,845		1,531
Casino Guichard Perrachon SA	4,360	396		SA
Colruyt SA	5,976	275		Cochlear Ltd	4,487		353
Danone SA	45,619	2,896		Coloplast A/S	1,794		419
Delhaize Group SA	8,030	298		Elekta AB	28,920		418
Distribuidora Internacional de Alimentacion	48,184	299		Fresenius SE & Co KGaA	9,767		1,129
SA				Getinge AB	15,773		509
First Pacific Co Ltd/Hong Kong	166,000	174		Luxottica Group SpA	9,235		380
J Sainsbury PLC	96,508	529		QIAGEN NV (a)	18,560		344
Jeronimo Martins SGPS SA	17,358	324		Shimadzu Corp	19,000		122
Kerry Group PLC	11,765	616		Smith & Nephew PLC	70,665		744
Kesko OYJ	5,009	158		Sonova Holding AG (a)	3,872		423
Kikkoman Corp	13,000	184		Straumann Holding AG	680		79
Koninklijke Ahold NV	82,422	1,046		Sysmex Corp	5,700		258
Lindt & Spruengli AG (a)	8	302		Terumo Corp	12,000		510
Lindt & Spruengli AG - PC (a)	70	225		William Demant Holding A/S (a)	2,069		168
MEIJI Holdings Co Ltd	4,800	214					$7,387
Metcash Ltd	68,107	244
Metro AG	10,217	286		Healthcare - Services - 0.23%
Nestle SA	260,071	17,024		Fresenius Medical Care AG & Co KGaA	16,565		1,137
Nippon Meat Packers Inc	14,000	209		Miraca Holdings Inc	4,400		179
Nisshin Seifun Group Inc	15,000	192		Ramsay Health Care Ltd	10,352		287
Nissin Foods Holdings Co Ltd	4,600	182		Sonic Healthcare Ltd	29,272		411
Olam International Ltd	125,000	161					$2,014
Suedzucker AG	5,223	206		Holding Companies - Diversified - 0.71%
Tate & Lyle PLC	36,719	455		Exor SpA	5,052		125
Tesco PLC	633,625	3,305		GEA Group AG	13,762		450
Toyo Suisan Kaisha Ltd	7,000	192		Groupe Bruxelles Lambert SA	6,358		495
Unilever NV - CVA	128,380	4,872		Hutchison Whampoa Ltd	168,000		1,727
Unilever PLC	101,149	3,881		Industrivarden AB	9,279		138
WM Morrison Supermarkets PLC	184,290	794		Keppel Corp Ltd	113,200		992
Woolworths Ltd	96,985	2,965		Noble Group Ltd	304,000		270
Yakult Honsha Co Ltd	7,600	334		NWS Holdings Ltd	112,500		183

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Holding Companies - Diversified (continued)				Investment Companies - 0.20%
Swire Pacific Ltd	53,500	$656		Delek Group Ltd	359		$81
Wendel SA	2,590	243		Eurazeo	2,351		113
Wharf Holdings Ltd	119,000	916		Investment AB Kinnevik	16,208		316
		$6,195		Investor AB	35,896		832
				Israel Corp Ltd/The	182		126
Home Builders - 0.15%				Pargesa Holding SA	2,130		143
Daiwa House Industry Co Ltd	40,000	613		Ratos AB	15,100		150
Sekisui Chemical Co Ltd	34,000	267					$1,761
Sekisui House Ltd	43,000	405
		$1,285		Iron & Steel - 0.64%
				Acerinox SA	7,859		80
Home Furnishings - 0.26%				ArcelorMittal	73,809		1,122
Electrolux AB	18,959	497		Daido Steel Co Ltd	22,000		95
Matsushita Electric Industrial Co Ltd	174,000	858		Evraz PLC	26,400		99
Sharp Corp/Japan	79,000	165		Fortescue Metals Group Ltd	110,429		452
Sony Corp	79,200	772		Hitachi Metals Ltd	13,000		97
		$2,292		Japan Steel Works Ltd/The	25,000		139
Insurance - 4.85%				JFE Holdings Inc	38,800		605
Admiral Group PLC	16,037	288		Kobe Steel Ltd	196,000		184
Aegon NV	135,449	779		Nippon Steel & Sumitomo Metal Corp	596,775		1,376
Ageas	18,400	492		Nisshin Steel Holdings Co Ltd (a)	5,500		39
AIA Group Ltd	806,800	3,138		Salzgitter AG	3,079		142
Allianz SE	35,882	4,668		SSAB AB - A Shares	12,334		100
AMP Ltd	228,149	1,096		ThyssenKrupp AG	30,410		616
Assicurazioni Generali SpA	92,022	1,546		Voestalpine AG	8,660		280
Aviva PLC	229,959	1,294		Yamato Kogyo Co Ltd	3,300		89
AXA SA	139,333	2,295					$5,515
Baloise Holding AG	3,743	314		Leisure Products & Services - 0.20%
CNP Assurances	11,706	171		Carnival PLC	14,280		579
Dai-ichi Life Insurance Co Ltd/The	670	764		Sega Sammy Holdings Inc	15,700		262
Delta Lloyd NV	10,926	163		Shimano Inc	5,800		384
Gjensidige Forsikring ASA	15,762	222		Tui Travel PLC	35,244		154
Hannover Rueckversicherung AG	4,752	350		Yamaha Corp	12,400		113
ING Groep NV (a)	301,858	2,728
				Yamaha Motor Co Ltd	22,100		233
Insurance Australia Group Ltd	163,848	792					$1,725
Legal & General Group PLC	462,910	1,082
Mapfre SA	60,674	171		Lodging - 0.57%
MS&AD Insurance Group Holdings	39,900	696		Accor SA	11,641		387
Muenchener Rueckversicherungs AG	14,134	2,414		City Developments Ltd	39,000		374
NKSJ Holdings Inc	29,450	561		Crown Ltd	31,572		338
Prudential PLC	201,101	2,923		Echo Entertainment Group Ltd	58,560		216
QBE Insurance Group Ltd	93,128	1,064		Galaxy Entertainment Group Ltd (a)	115,000		438
Resolution Ltd	109,677	418		InterContinental Hotels Group PLC	22,957		614
RSA Insurance Group PLC	279,885	527		MGM China Holdings Ltd	74,800		140
Sampo	33,029	1,056		Sands China Ltd	190,400		812
SCOR SE	12,866	340		Shangri-La Asia Ltd	124,166		240
Sony Financial Holdings Inc	13,700	236		SJM Holdings Ltd	153,000		361
Standard Life PLC	185,811	953		Sky City Entertainment Group Ltd	45,470		140
Suncorp Group Ltd	101,396	1,026		Whitbread PLC	14,024		540
Swiss Life Holding AG (a)	2,402	322		Wynn Macau Ltd	122,800		351
Swiss Re AG (a)	27,754	2,002					$4,951
T&D Holdings Inc	45,700	494
Tokio Marine Holdings Inc	57,100	1,470		Machinery - Construction & Mining - 0.45%
Tryg A/S	1,933	137		Atlas Copco AB - A Shares	52,922		1,364
Vienna Insurance Group AG Wiener	3,026	144		Atlas Copco AB - B Shares	30,753		711
Versicherung Gruppe				Hitachi Construction Machinery Co Ltd	8,500		150
Zurich Insurance Group AG (a)	11,614	2,967		Komatsu Ltd	73,600		1,659
		$42,103					$3,884
Internet - 0.25%				Machinery - Diversified - 1.08%
Dena Co Ltd	8,300	304		Alstom SA	16,248		592
Gree Inc	7,300	127		Amada Co Ltd	28,000		161
Iliad SA	1,798	320		Andritz AG	5,737		365
Rakuten Inc	57,200	482		FANUC Corp	15,100		2,557
SBI Holdings Inc/Japan	17,690	133		Hexagon AB	18,662		463
Trend Micro Inc/Japan	8,300	218		IHI Corp	104,000		232
United Internet AG	7,625	171		Kawasaki Heavy Industries Ltd	112,000		261
Yahoo Japan Corp	1,147	386		Kone OYJ	12,271		919
		$2,141		Kubota Corp	86,000		917
				MAN SE	3,333		351
				Metso OYJ	10,072		379

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Diversified (continued)				Miscellaneous Manufacturing (continued)
Mitsubishi Heavy Industries Ltd	239,000	$1,114		Nikon Corp	26,900		$749
Nabtesco Corp	8,000	159		Olympus Corp	17,100		286
Sumitomo Heavy Industries Ltd	44,000	186		Orkla ASA	60,817		495
Weir Group PLC/The	16,747	507		Siemens AG	64,843		6,704
Zardoya Otis SA	12,144	166		Smiths Group PLC	30,945		543
		$9,329		Sulzer AG	1,890		293
				Wartsila OYJ Abp	13,213		558
Media - 0.79%							$12,430
Axel Springer AG	3,119	136
British Sky Broadcasting Group PLC	86,224	1,049		Office & Business Equipment - 0.43%
Fairfax Media Ltd	176,089	89		Canon Inc	89,300		3,159
ITV PLC	291,381	462		Ricoh Co Ltd	50,000		466
Jupiter Telecommunications Co Ltd	164	214		Seiko Epson Corp	10,200		60
Kabel Deutschland Holding AG	6,976	505					$3,685
Lagardere SCA	9,301	280
Mediaset SpA	55,855	93		Oil & Gas - 6.82%
Modern Times Group AB	3,590	121		BG Group PLC	267,704		4,593
Pearson PLC	64,308	1,215		BP PLC	1,499,487		10,410
Reed Elsevier NV	54,215	784		Caltex Australia Ltd	10,639		203
Reed Elsevier PLC	95,955	988		Cosmo Oil Co Ltd	43,000		84
Singapore Press Holdings Ltd	127,000	435		Eni SpA	200,486		4,754
Wolters Kluwer NV	23,792	458		Galp Energia SGPS SA	18,233		280
		$6,829		Idemitsu Kosan Co Ltd	1,700		140
				Inpex Corp	173		930
Metal Fabrication & Hardware - 0.39%				Japan Petroleum Exploration Co	2,300		81
Assa Abloy AB	26,135	947		JX Holdings Inc	177,030		948
Maruichi Steel Tube Ltd	3,700	80		Lundin Petroleum AB (a)	17,538		415
NSK Ltd	35,000	209		Neste Oil OYJ	10,104		129
NTN Corp	36,000	75		OMV AG	11,606		415
Sims Metal Management Ltd	12,931	121		Repsol SA	64,349		1,366
SKF AB	30,891	744		Royal Dutch Shell PLC - A Shares	291,284		9,753
Tenaris SA	37,215	739		Royal Dutch Shell PLC - B Shares	208,384		7,193
Vallourec SA	8,135	423		Santos Ltd	75,258		876
		$3,338		Seadrill Ltd	27,736		1,066
				Showa Shell Sekiyu KK	14,800		86
Mining - 4.23%				Statoil ASA	87,953		2,149
Alumina Ltd	192,311	191		TonenGeneral Sekiyu KK	22,000		205
Anglo American PLC	109,552	3,043		Total SA	167,658		8,402
Antofagasta PLC	31,078	641		Transocean Ltd	27,623		1,264
BHP Billiton Ltd	254,120	9,152		Tullow Oil PLC	71,443		1,577
BHP Billiton PLC	166,451	5,242		Woodside Petroleum Ltd	51,946		1,834
Boliden AB	21,555	382					$59,153
Eurasian Natural Resources Corp PLC	20,297	88
Fresnillo PLC	14,131	450		Oil & Gas Services - 0.48%
Glencore International PLC	300,066	1,662		Amec PLC	25,385		425
Iluka Resources Ltd	32,998	284		Cie Generale de Geophysique - Veritas (a)	12,534		383
Kazakhmys PLC	16,510	189		Fugro NV	5,452		328
Lonmin PLC	12,777	53		Petrofac Ltd	20,443		533
Lonmin PLC - Rights (a)	22,999	42		Saipem SpA	20,866		930
Lynas Corp Ltd (a)	135,146	90		SBM Offshore NV (a)	13,511		152
Mitsubishi Materials Corp	88,000	252		Subsea 7 SA	22,180		506
Newcrest Mining Ltd	60,289	1,611		Technip SA	7,872		915
Norsk Hydro ASA	73,375	351					$4,172
Orica Ltd	28,766	723
OZ Minerals Ltd	24,300	187		Packaging & Containers - 0.16%
Randgold Resources Ltd	6,873	737		Amcor Ltd/Australia	95,098		784
Rio Tinto Ltd	34,342	2,109		Rexam PLC	69,134		485
Rio Tinto PLC	105,638	5,246		Toyo Seikan Kaisha Ltd	11,900		143
Sumitomo Metal Mining Co Ltd	41,000	564					$1,412
Umicore SA	8,984	467		Pharmaceuticals - 8.28%
Vedanta Resources PLC	8,379	144		Actelion Ltd (a)	8,740		433
Xstrata PLC	165,648	2,746		Alfresa Holdings Corp	3,300		139
		$36,646		Astellas Pharma Inc	35,000		1,772
Miscellaneous Manufacturing - 1.43%				AstraZeneca PLC	99,569		4,729
Alfa Laval AB	26,446	521		Bayer AG	65,171		5,898
ALS Ltd/Queensland	26,600	264		Celesio AG	6,703		114
FUJIFILM Holdings Corp	36,500	672		Chugai Pharmaceutical Co Ltd	17,600		349
IMI PLC	25,304	428		Daiichi Sankyo Co Ltd	53,100		821
Invensys PLC	64,052	324		Dainippon Sumitomo Pharma Co Ltd	12,500		147
Konica Minolta Holdings Inc	37,500	269		Eisai Co Ltd	19,900		836
				Elan Corp PLC (a)	39,640		396
Melrose Industries PLC	94,831	324

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
GlaxoSmithKline PLC	395,322	$8,466		CapitaMall Trust	184,000		$312
Grifols SA (a)	11,754	376		Centro Retail Australia	100,379		228
Hisamitsu Pharmaceutical Co Inc	4,900	256		CFS Retail Property Trust Group	156,651		317
Kyowa Hakko Kirin Co Ltd	20,000	204		Corio NV	5,091		228
Medipal Holdings Corp	11,600	138		Dexus Property Group	362,293		380
Merck KGaA	5,093	682		Fonciere Des Regions	2,053		173
Mitsubishi Tanabe Pharma Corp	17,700	241		Gecina SA	1,729		191
Novartis AG	181,283	11,234		Goodman Group	134,119		647
Novo Nordisk A/S	32,096	5,088		GPT Group	112,764		411
Ono Pharmaceutical Co Ltd	6,500	356		Hammerson PLC	56,172		424
Orion OYJ	7,610	204		ICADE	1,844		167
Otsuka Holdings Co Ltd	28,600	850		Japan Prime Realty Investment Corp	61		181
Roche Holding AG	55,369	10,907		Japan Real Estate Investment Corp	46		452
Sanofi	93,693	8,368		Japan Retail Fund Investment Corp	163		297
Santen Pharmaceutical Co Ltd	5,800	249		Klepierre	7,860		302
Shionogi & Co Ltd	23,500	398		Land Securities Group PLC	61,412		796
Shire PLC	44,333	1,280		Link REIT/The	178,500		968
Suzuken Co Ltd/Aichi Japan	5,600	167		Mirvac Group	269,389		414
Taisho Pharmaceutical Holdings Co Ltd	2,800	207		Nippon Building Fund Inc	48		503
Takeda Pharmaceutical Co Ltd	62,200	2,847		Nomura Real Estate Office Fund Inc	22		132
Teva Pharmaceutical Industries Ltd	74,302	3,007		Segro PLC	58,465		221
Tsumura & Co	4,700	153		Shopping Centres Australasia Property Group	19,397		29
UCB SA	8,671	493		(a)
		$71,805		Stockland	177,339		628
				Unibail-Rodamco SE	7,235		1,700
Pipelines - 0.04%				Westfield Group	170,018		1,851
APA Group	65,192	381		Westfield Retail Trust	228,662		714
							$13,794
Private Equity - 0.03%
3i Group PLC	76,535	260		Retail - 2.50%
				ABC-Mart Inc	2,100		90
				Aeon Co Ltd	47,300		530
Publicly Traded Investment Fund - 2.57%				Autogrill SpA	9,022		89
iShares MSCI EAFE Index Fund	404,307	22,273		Cie Financiere Richemont SA	41,139		3,175
				Citizen Holdings Co Ltd	20,700		104
				FamilyMart Co Ltd	4,600		205
Real Estate - 1.70%				Fast Retailing Co Ltd	4,200		958
Aeon Mall Co Ltd	5,700	148
CapitaLand Ltd	202,000	584		Harvey Norman Holdings Ltd	41,860		79
CapitaMalls Asia Ltd	107,000	168		Hennes & Mauritz AB	74,825		2,430
Cheung Kong Holdings Ltd	110,000	1,678		Inditex SA	17,194		2,360
				Isetan Mitsukoshi Holdings Ltd	28,000		250
Daito Trust Construction Co Ltd	5,700	554		J Front Retailing Co Ltd	38,000		184
Global Logistic Properties Ltd	163,000	375		Kingfisher PLC	186,735		832
Hang Lung Group Ltd	69,000	385
Hang Lung Properties Ltd	176,000	645		Lawson Inc	4,700		318
				Lifestyle International Holdings Ltd	39,500		84
Henderson Land Development Co Ltd	75,000	534		Marks & Spencer Group PLC	126,638		793
Hopewell Holdings Ltd	44,500	175
Hulic Co Ltd	18,900	127		Marui Group Co Ltd	17,600		119
Hysan Development Co Ltd	50,000	241		McDonald's Holdings Co Japan Ltd	5,200		148
IMMOFINANZ AG (a)	73,327	296		Next PLC	13,049		766
Keppel Land Ltd	59,000	174		Nitori Holdings Co Ltd	2,700		201
				PPR	5,957		1,112
Kerry Properties Ltd	56,500	288		Seven & I Holdings Co Ltd	59,400		1,731
Lend Lease Group	42,884	385
Mitsubishi Estate Co Ltd	99,000	1,916		Shimamura Co Ltd	1,700		172
				Swatch Group AG/The - BR	2,430		1,175
Mitsui Fudosan Co Ltd	66,000	1,384		Swatch Group AG/The - REG	3,422		284
New World Development Co Ltd	291,000	461
Nomura Real Estate Holdings Inc	7,500	130		Takashimaya Co Ltd	21,000		133
				USS Co Ltd	1,730		185
NTT Urban Development Corp	91	77		Wesfarmers Ltd	79,322		2,942
Sino Land Co Ltd	233,073	421
Sumitomo Realty & Development Co Ltd	28,000	766		Yamada Denki Co Ltd	6,860		243
Sun Hung Kai Properties Ltd	124,000	1,814					$21,692
Swiss Prime Site AG (a)	3,856	310		Semiconductors - 0.60%
Swiss Prime Site AG - Rights (a)	3,856	4		ARM Holdings PLC	108,519		1,350
Tokyu Land Corp	34,000	200		ASM Pacific Technology Ltd	15,700		184
UOL Group Ltd	36,000	172		ASML Holding NV (a)	25,478		1,593
Wheelock & Co Ltd	72,000	349		Infineon Technologies AG	85,646		657
		$14,761		Mellanox Technologies Ltd (a)	2,818		214
				Rohm Co Ltd	7,600		217
REITS - 1.59%				STMicroelectronics NV	50,232		320
Ascendas Real Estate Investment Trust	150,000	295		Sumco Corp (a)	9,100		64
British Land Co PLC	66,554	587
Capital Shopping Centres Group PLC	44,321	246

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Semiconductors (continued)				Toys, Games & Hobbies - 0.15%
Tokyo Electron Ltd	13,500	$605		Namco Bandai Holdings Inc	14,000		$197
		$5,204		Nintendo Co Ltd	8,400		1,009
				Sanrio Co Ltd	3,500		126
Shipbuilding - 0.05%							$1,332
Cosco Corp Singapore Ltd	79,000	58
SembCorp Marine Ltd	66,000	246		Transportation - 1.66%
Yangzijiang Shipbuilding Holdings Ltd	151,000	115		AP Moeller - Maersk A/S - A shares	43		291
		$419		AP Moeller - Maersk A/S - B shares	104		742
				Asciano Ltd	76,870		349
Software - 0.91%				Central Japan Railway Co	11,400		904
Amadeus IT Holding SA	24,692	577		ComfortDelGro Corp Ltd	148,000		208
Dassault Systemes SA	4,880	553		Deutsche Post AG	66,697		1,385
Konami Corp	7,900	191		DSV A/S	14,974		353
Nexon Co Ltd (a)	8,500	95
				East Japan Railway Co	26,800		1,762
Nomura Research Institute Ltd	8,000	155		Groupe Eurotunnel SA	44,178		334
Oracle Corp Japan	3,000	126		Hankyu Hanshin Holdings Inc	90,000		475
Sage Group PLC/The	99,870	499		Hutchison Port Holdings Trust	412,000		319
SAP AG	72,588	5,668		Kamigumi Co Ltd	18,000		139
Square Enix Holdings Co Ltd	5,000	67		Kawasaki Kisen Kaisha Ltd	70,000		93
		$7,931		Keikyu Corp	37,000		340
Storage & Warehousing - 0.02%				Keio Corp	46,000		338
Mitsubishi Logistics Corp	10,000	129		Keisei Electric Railway Co Ltd	22,000		186
				Kintetsu Corp	128,000		510
				Koninklijke Vopak NV	5,541		410
Telecommunications - 5.31%				Kuehne + Nagel International AG	4,256		513
Alcatel-Lucent/France (a)	183,262	202		Mitsui OSK Lines Ltd	86,000		217
Belgacom SA	11,988	352		MTR Corp Ltd	114,000		455
Bezeq The Israeli Telecommunication Corp	149,945	183		Neptune Orient Lines Ltd/Singapore (a)	71,000		63
Ltd				Nippon Express Co Ltd	67,000		241
BT Group PLC	615,169	2,301		Nippon Yusen KK	127,000		271
Deutsche Telekom AG	221,364	2,438		Odakyu Electric Railway Co Ltd	49,000		501
Elisa OYJ	11,171	237		Orient Overseas International Ltd	17,500		111
Eutelsat Communications SA	10,408	322		QR National Ltd	134,607		508
Foxconn International Holdings Ltd (a)	173,000	88		TNT Express NV	25,689		251
France Telecom SA	146,130	1,554		Tobu Railway Co Ltd	81,000		419
Inmarsat PLC	35,323	333		Tokyu Corp	90,000		462
KDDI Corp	21,200	1,573		Toll Holdings Ltd	53,691		261
Koninklijke KPN NV	78,972	447		West Japan Railway Co	13,400		537
Millicom International Cellular SA	4,987	428		Yamato Holdings Co Ltd	29,500		443
Mobistar SA	2,365	63					$14,391
NICE Systems Ltd (a)	4,672	159
Nippon Telegraph & Telephone Corp	34,400	1,548		Water - 0.18%
Nokia OYJ	295,138	970		Severn Trent PLC	18,772		486
NTT DOCOMO Inc	1,204	1,746		Suez Environnement Co	22,116		241
PCCW Ltd	315,000	133		United Utilities Group PLC	53,733		587
Portugal Telecom SGPS SA	49,458	230		Veolia Environnement SA	26,620		288
SES SA	23,945	678					$1,602
Singapore Telecommunications Ltd	628,000	1,703		TOTAL COMMON STOCKS			$851,123
Softbank Corp	69,800	2,625		PREFERRED STOCKS - 0.59%	Shares Held	Value	(000	's)
StarHub Ltd	47,000	144
Swisscom AG	1,837	774		Automobile Manufacturers - 0.42%
TDC A/S	39,011	266		Bayerische Motoren Werke AG	4,114		250
Tele2 AB	25,046	438		Porsche Automobil Holding SE	12,068		896
Telecom Corp of New Zealand Ltd	149,294	283		Volkswagen AG	11,398		2,471
Telecom Italia SpA	740,162	674					$3,617
Telecom Italia SpA - RSP	474,915	379		Consumer Products - 0.14%
Telefonaktiebolaget LM Ericsson	237,342	2,225		Henkel AG & Co KGaA	14,041		1,174
Telefonica SA	317,745	4,174
Telekom Austria AG	17,456	113
Telenet Group Holding NV	4,472	204		Electric - 0.01%
Telenor ASA	57,033	1,158		RWE AG	3,074		116
TeliaSonera AB	170,626	1,145
Telstra Corp Ltd	343,221	1,544		Media - 0.02%
Vivendi SA	101,573	2,185		ProSiebenSat.1 Media AG	6,897		202
Vodafone Group PLC	3,889,150	10,033
		$46,052		TOTAL PREFERRED STOCKS			$5,109
Textiles - 0.10%
Teijin Ltd	74,000	170
Toray Industries Inc	116,000	689
		$859

See accompanying notes.

Schedule of Investments International Equity Index Fund November 30, 2012 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 1.09%	Amount (000's)	Value(000	's)
Banks - 1.09%
Investment in Joint Trading Account; Credit	$1,983	$1,983
Suisse Repurchase Agreement; 0.21%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $2,022,899; 4.50% - 9.00%;
dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	1,735	1,735
Bank Repurchase Agreement; 0.24% dated
11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $1,770,037; 0.38% - 7.13%;
dated 02/27/13 - 08/06/38)
Investment in Joint Trading Account; JP	2,603	2,603
Morgan Repurchase Agreement; 0.21%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $2,655,054; 0.88% - 1.88%;
dated 06/30/15 - 02/28/17)
Investment in Joint Trading Account; Merrill	3,099	3,099
Lynch Repurchase Agreement; 0.20%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $3,160,779; 0.00% - 9.38%;
dated 01/02/13 - 11/07/36)
		$9,420
TOTAL REPURCHASE AGREEMENTS		$9,420
Total Investments		$865,652
Other Assets in Excess of Liabilities, Net - 0.20%		$1,768
TOTAL NET ASSETS - 100.00%		$867,420

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Country		Percent
Japan		18.91%
United Kingdom		18.85%
Switzerland		9.25%
France		8.75%
Australia		8.51%
Germany		8.31%
Netherlands		4.58%
United States		3.67%
Sweden		3.00%
Hong Kong		2.93%
Spain		2.81%
Italy		2.09%
Singapore		1.76%
Belgium		1.11%
Denmark		1.11%
Norway		0.84%
Ireland		0.73%
Finland		0.73%
Israel		0.57%
Luxembourg		0.35%
Austria		0.27%
Portugal		0.16%
Macao		0.13%
New Zealand		0.12%
Jersey, Channel Islands		0.09%
Greece		0.05%
Guernsey		0.05%
Mexico		0.05%
China		0.02%
Other Assets in Excess of Liabilities, Net		0.20%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2012 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
eMini MSCI EAFE; December 2012	Long	95	$7,341		$7,407	$66
Total						$66
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2012 (unaudited)

INVESTMENT COMPANIES - 5.46%	Shares Held	Value	(000	's)		Principal
Publicly Traded Investment Fund - 5.46%					MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Market Vectors High Yield Municipal Index	21,031		$706		Louisiana - 1.54%
ETF					Louisiana Local Government Environmental
SPDR Nuveen S&P High Yield Municipal	6,000		357		Facilities & Community Development
Bond ETF					Auth AGM
			$1,063		3.75%, 11/01/2042	$300		$301
TOTAL INVESTMENT COMPANIES			$1,063
	Principal				Maryland - 2.29%
BONDS- 1.80%	Amount (000's)	Value	(000	's)	Maryland Economic Development Corp
U.S. Municipals - 1.80%					5.38%, 06/01/2025	390		446
Oglala Sioux Tribe
5.00%, 10/01/2022(a)	$350		$350
					New Jersey - 2.39%
					New Jersey Economic Development
TOTAL BONDS			$350		Authority
	Principal				5.00%, 06/15/2029	405		465
MUNICIPAL BONDS - 109.59%	Amount (000's)	Value	(000	's)
Alabama - 2.33%					New York - 7.52%
Alabama Industrial Development Authority					Brooklyn Arena Local Development Corp
6.45%, 12/01/2023	$150		$150		6.25%, 07/15/2040	480		563
Phenix City Industrial Development Board					New York Liberty Development Corp
4.13%, 05/15/2035	300		304		5.25%, 10/01/2035	520		647
			$454		New York State Dormitory Authority
California - 50.59%					3.75%, 09/01/2032	250		256
California Educational Facilities Authority								$1,466
5.00%, 10/01/2038(b)	900		1,067		Oregon - 2.72%
5.00%, 01/01/2039(b)	1,724		1,972		Warm Springs Reservation Confederated
City of Los Angeles CA GNMA COLL					Tribe
6.25%, 09/20/2039	1,000		1,001		6.38%, 11/01/2033	500		530
Coachella Valley Unified School
District/CA AGM
0.00%, 08/01/2039(c)	2,500		616		Pennsylvania - 1.50%
La Verne Public Financing Authority					City of Scranton PA
7.25%, 09/01/2026	700		701		8.50%, 09/01/2022	300		293
Los Alamitos Unified School District AGM
0.00%, 08/01/2025(c)	500		278		Texas- 9.16%
0.00%, 08/01/2027(c)	500		251		Texas Municipal Gas Acquisition & Supply
Morongo Band of Mission Indians/The					Corp III
6.50%, 03/01/2028(d)	825		882		5.00%, 12/15/2032(e)	1,000		1,107
San Diego Community College District					Texas Private Activity Bond Surface
5.25%, 08/01/2033(b)	1,050		1,294		Transportation Corp
University of California					6.88%, 12/31/2039	550		678
5.25%, 05/15/2039(b)	1,500		1,792					$1,785
			$9,854
					Vermont - 2.72%
Colorado - 1.33%					Vermont Student Assistance Corp
Colorado Health Facilities Authority					5.10%, 06/15/2032	500		531
4.00%, 07/01/2039	250		260
					Virgin Islands - 4.25%
Delaware - 1.93%					Virgin Islands Public Finance Authority
Delaware State Economic Development					6.38%, 10/01/2019	825		828
Authority
5.00%, 09/01/2042	350		376		Virginia - 4.86%
					Fairfax County Industrial Development
Florida - 2.58%					Authority
Orange County Housing Finance Authority					5.00%, 05/15/2040(b)	599		694
7.00%, 10/01/2025	500		502		Roanoke Economic Development Authority
					5.00%, 12/01/2032	250		254
Georgia - 3.20%								$948
City of Atlanta GA					Washington - 1.30%
7.38%, 01/01/2031	500		623		Port of Seattle Industrial Development Corp
					5.00%, 04/01/2030	250		253
Indiana - 2.56%
Indiana Finance Authority					Wisconsin - 4.82%
5.75%, 08/01/2042	500		499		Public Finance Authority
					5.00%, 07/01/2042	250		255

See accompanying notes.

Schedule of Investments Opportunistic Municipal Fund November 30, 2012 (unaudited)

	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Wisconsin (continued)
Public Finance Authority (continued)
6.00%, 07/15/2042	$665		$685
			$940
TOTAL MUNICIPAL BONDS			$21,354
Total Investments			$22,767
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (19.75)%
Notes with an interest rate of 0.17% at	$(3,848)		$(3,848)
November 30, 2012 and contractual maturity
of collateral from 2017-2020.(f)
Total Net Investments			$18,919
Other Assets in Excess of Liabilities, Net - 2.90%			$566
TOTAL NET ASSETS - 100.00%			$19,485

(a)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $350 or 1.80% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c) Non-Income Producing Security
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $882 or 4.53% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at November 30, 2012

Portfolio Summary (unaudited)
Sector			Percent
Revenue Bonds			82.96%
Insured			12.57%
General Obligation Unltd			8.14%
Exchange Traded Funds			5.46%
Tax Allocation			3.20%
Prerefunded			2.72%
Government			1.80%
Liability For Floating Rate Notes Issued			(19.75)%
Other Assets in Excess of Liabilities, Net			2.90%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2012 (unaudited)

COMMON STOCKS - 0.05%	Shares Held	Value (000's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)

Publicly Traded Investment Fund - 0.05%			Diversified Financial Services (continued)
BlackRock Preferred Income Strategies Fund	201,483	$2,281	Ameriprise Financial Inc	1,140,265		$32,007
Inc			Charles Schwab Corp/The	12,163		316
John Hancock Preferred Income Fund	6,000	134	Citigroup Capital IX	462,079		11,557
John Hancock Preferred Income Fund III	6,800	131	Citigroup Capital VII	450,500		11,384
		$2,546	Citigroup Capital VIII	190,879		4,860
TOTAL COMMON STOCKS		$2,546	Citigroup Capital X	340,281		8,534
CONVERTIBLE PREFERRED STOCKS -			Citigroup Capital XI	335,869		8,437
1.03%	Shares Held Value (000's)		Citigroup Capital XIII	272,299		7,624
			Citigroup Capital XV	2,700		69
Banks - 0.87%			Citigroup Capital XVI	115,016		2,905
Bank of America Corp	21,362	23,776	Citigroup Capital XVII	9,000		228
Wells Fargo & Co	14,993	18,531	Corporate-Backed Trust Certificates 6.00%;	170,000		4,196
		$42,307	Series GS
REITS - 0.16%			Corporate-Backed Trust Certificates 6.25%;	4,798		126
CommonWealth REIT 6.50%; Series D	337,669	7,881	Series BMY
			Corporate-Backed Trust Certificates 6.30%;	7,100		177
TOTAL CONVERTIBLE PREFERRED STOCKS		$50,188	Series GS
PREFERRED STOCKS - 42.32%	Shares Held	Value (000's)	Credit Suisse AG/Guernsey	1,513,192		39,116
			General Electric Capital Corp (a)	258,622		6,489
Banks - 10.92%			General Electric Capital Corp 6.00%	17,223		442
BAC Capital Trust VIII	162,900	4,087	General Electric Capital Corp 6.05%	21,242		547
Bank of America Corp 6.38%; Series 3	26,378	655	JP Morgan Chase Capital XI	674,137		17,110
Bank of America Corp 6.63%; Series I	203,384	5,465	Merrill Lynch Capital Trust I	331,100		8,324
Bank of America Corp 8.20%; Series H	25,080	638	Merrill Lynch Capital Trust II	134,361		3,380
Bank of New York Mellon Corp/The	158,700	3,983	Merrill Lynch Preferred Capital Trust III	5,800		146
Barclays Bank PLC 7.10%	1,020,235	25,587	Merrill Lynch Preferred Capital Trust IV	91,500		2,313
Barclays Bank PLC 7.75%	644,829	16,250	Merrill Lynch Preferred Capital Trust V	138,300		3,504
Barclays Bank PLC 8.13%	288,639	7,381	Morgan Stanley Capital Trust III	350,200		8,727
Capital One Financial Corp	573,401	14,306	Morgan Stanley Capital Trust IV	513,971		12,895
City National Corp/CA (a)	219,000	5,322	Morgan Stanley Capital Trust V	422,449		10,544
COBANK ACB 11.00%; Series C (b)	202,000	10,738	Morgan Stanley Capital Trust VI	329,981		8,263
COBANK ACB 11.00%; Series D	115,000	6,519	Morgan Stanley Capital Trust VII	204,653		5,137
Countrywide Capital V	217,831	5,474	Morgan Stanley Capital Trust VIII	97,460		2,444
Countrywide Financial Corp	681,848	17,128	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800		442
Deutsche Bank Capital Funding Trust IX	16,450	414	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200		1,465
Deutsche Bank Capital Funding Trust VIII	397,803	9,933	PreferredPlus TR-CCR1 6.00%; Series GSC4	41,600		1,037
Deutsche Bank Capital Funding Trust X	349,285	8,900	PreferredPlus TR-CCR1 6.00%; Series GSG1	17,673		441
Deutsche Bank Contingent Capital Trust II	2,235,612	57,724	SATURNS 2004-04	125,601		3,091
Deutsche Bank Contingent Capital Trust III	529,600	14,214	SATURNS 2004-06	174,400		4,301
Deutsche Bank Contingent Capital Trust V	22,500	623				$234,665
HSBC Holdings PLC 6.20%	1,074,600	26,962
HSBC Holdings PLC 8.00%	568,600	15,750	Electric - 3.30%
HSBC USA Inc	463,002	23,150	Alabama Power Co	89,000		2,560
HSBC USA Inc 6.50%	231,200	5,907	Dominion Resources Inc/VA	1,167,035		32,467
JP Morgan Chase & Co	189,616	4,731	DTE Energy Co 5.25%	326,300		8,242
JP Morgan Chase Capital XXIX	213,800	5,529	Entergy Arkansas Inc	34,863		941
Lloyds Banking Group PLC	130,071	3,603	Entergy Louisiana LLC 5.28%	248,100		6,528
M&T Bank Corp - Series A	10,400	10,663	Entergy Louisiana LLC 6.00%	3,369		93
M&T Bank Corp - Series C	7,100	7,242	Entergy Mississippi Inc	17,012		453
M&T Capital Trust IV	377,056	9,709	Entergy New Orleans Inc	9,500		240
Morgan Stanley	104,100	2,035	Entergy Texas Inc	942,216		26,787
PNC Financial Services Group Inc 6.13%;	1,415,400	38,584	Georgia Power Co 6.50%	77,300		8,889
Series P			Georgia Power Co 8.20%	180,510		4,991
PNC Financial Services Group Inc 9.88%;	156,677	4,005	Gulf Power Co 6.00%	60,914		6,174
Series L			Gulf Power Co 6.45%	4,600		506
Royal Bank of Scotland Group PLC 5.75%;	591,134	13,762	NextEra Energy Capital Holdings Inc - Series	459,970		12,608
Series L			F
Royal Bank of Scotland Group PLC 6.75%;	7,600	178	NextEra Energy Capital Holdings Inc - Series	310,000		8,137
Series Q			G
Santander Finance Preferred SAU	1,183,676	32,397	NextEra Energy Capital Holdings Inc - Series	177,585		4,655
State Street Corp	1,446,400	36,348	H
TCF Financial Corp	229,023	6,184	NextEra Energy Capital Holdings Inc - Series I	503,000		12,620
			(a)
US Bancorp - Series A	2,300	2,049
US Bancorp - Series G	2,090,100	57,645	SCANA Corp	20,135		548
Wells Fargo Capital IX	163,341	4,152	Xcel Energy Inc	920,539		23,511
Wells Fargo Capital VII	280,807	7,135				$160,950
		$533,061	Hand & Machine Tools - 0.57%
Diversified Financial Services - 4.81%			Stanley Black & Decker Inc	1,070,850		28,024
Affiliated Managers Group Inc 5.25%	77,887	1,959
Affiliated Managers Group Inc 6.38%	5,000	128

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2012 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Insurance - 9.71%				REITS (continued)
Aegon NV 4.00%	66,900	$1,578		Public Storage Inc 6.35%; Series R	746,444		$20,117
Aegon NV 6.38%	975,042	24,766		Public Storage Inc 6.50%; Series Q	7,688		214
Aegon NV 6.50%	246,558	6,152		Public Storage Inc 6.88%	3,701		100
Aegon NV 8.00%	63,317	1,758		Realty Income Corp - Series D	291,177		7,410
Aflac Inc	1,128,600	28,452		Realty Income Corp - Series F	853,083		22,820
Allianz SE	1,026,282	26,459		Regency Centers Corp 6.00%	441,029		11,136
American Financial Group Inc/OH 5.75%	434,828	11,101		Regency Centers Corp 6.63%	230,854		6,217
Arch Capital Group Ltd	376,600	9,961		Senior Housing Properties Trust	115,931		2,824
Aspen Insurance Holdings Ltd	143,802	3,781		Vornado Realty LP	1,445,611		39,696
Axis Capital Holdings Ltd	2,072,850	56,112		Vornado Realty Trust - Series F	400,596		10,155
Delphi Financial Group Inc 7.38%	527,604	13,157		Vornado Realty Trust - Series H	110,700		2,831
Everest Re Capital Trust II	327,505	8,250		Vornado Realty Trust - Series I	116,293		2,947
Hartford Financial Services Group Inc	1,016,436	28,328		Vornado Realty Trust - Series J	174,963		4,761
ING Groep NV 6.13%	69,248	1,654		Vornado Realty Trust - Series K	917,000		23,365
ING Groep NV 6.20%	30,250	729		Wachovia Corp 7.25%	499,697		13,507
ING Groep NV 6.38%	849,100	20,429		Weingarten Realty Investors 6.50%	803,368		20,373
ING Groep NV 7.05%	1,019,994	25,480		Weingarten Realty Investors 8.10%	1,749,751		39,894
ING Groep NV 7.20%	166,345	4,159					$412,994
ING Groep NV 7.38%	862,200	21,796
ING Groep NV 8.50%	50,340	1,297		Savings & Loans - 0.43%
PartnerRe Ltd 6.50%	198,006	4,990		First Niagara Financial Group Inc	704,500		20,818
PartnerRe Ltd 6.75%	273,360	6,883
PartnerRe Ltd 7.25%	11,415	306		Sovereign - 0.57%
PLC Capital Trust V	254,804	6,434		Farm Credit Bank of Texas	23,800		28,092
Protective Life Corp 6.00%	20,009	504
Protective Life Corp 6.25%	336,151	8,703		Telecommunications - 3.50%
Prudential Financial Inc	682,818	17,528		Centaur Funding Corp(a),(b)	2,950		1,975
Prudential PLC 6.50%	96,549	2,479		Centaur Funding Corp 9.08% (b),(c)	54,403		68,038
Prudential PLC 6.75%	170,992	4,355
Reinsurance Group of America Inc	420,000	11,277		Qwest Corp 7.00%	253,178		6,722
RenaissanceRe Holdings Ltd - Series C	242,277	6,059		Qwest Corp 7.00%	520,255		13,834
RenaissanceRe Holdings Ltd - Series D	650,423	16,352		Qwest Corp 7.38%	372,908		9,938
Torchmark Corp	472,900	11,988		Qwest Corp 7.50%	954,111		25,923
WR Berkley Capital Trust II	746,777	18,826		Telephone & Data Systems Inc 6.63%	316,100		8,054
XLIT Ltd	80,144	61,911		Telephone & Data Systems Inc 7.00%	1,210,015		32,949
		$473,994		United States Cellular Corp	125,584		3,461
							$170,894
Oil & Gas - 0.05%				TOTAL PREFERRED STOCKS			$2,066,233
Nexen Inc	107,689	2,741			Principal
				BONDS- 52.37%	Amount (000's)	Value	(000	's)
REITS - 8.46%				Banks- 18.60%
CommonWealth REIT 7.50%	306,230	6,538		Abbey National Capital Trust I
CommonWealth REIT - Series E	174,921	4,307		8.96%, 12/31/2049	$14,438		$16,098
DDR Corp - Series H	1,068	27		ABN Amro North American Holding Preferred
Digital Realty Trust Inc - Series E	590,135	15,957		Capital Repackage Trust I
Duke Realty Corp 6.50%	283,473	7,166		3.41%, 12/29/2049(b),(d)	5		5
Duke Realty Corp 6.60%	81,400	2,043		Agfirst Farm Credit Bank
Duke Realty Corp 6.63%	261,100	6,561		7.30%, 10/29/2049(b),(e)	1,850		1,850
Harris Preferred Capital Corp	69,400	1,784		BAC Capital Trust XIII
Health Care REIT Inc	617,185	16,485		4.00%, 12/31/2049(d)	34,064		27,598
Hospitality Properties Trust 7.00%; Series C	41,367	1,048		Barclays Bank PLC
Hospitality Properties Trust 7.13%; Series D	408,113	10,737		5.93%, 12/31/2049(b),(d)	3,410		3,291
Kimco Realty Corp (a)	150,000	3,750		6.28%, 12/31/2049	14,300		13,145
Kimco Realty Corp 5.50%	706,043	17,545		6.86%, 09/29/2049(b),(d)	19,602		19,700
Kimco Realty Corp 6.00%	608,300	15,548		7.43%, 09/29/2049(b),(d)	7,611		7,836
Kimco Realty Corp 6.90%	341,085	9,346		BNP Paribas SA
National Retail Properties Inc	455,621	11,974		5.19%, 06/29/2049(b),(d)	11,020		10,235
Prologis Inc - Series L	149,704	3,803		7.20%, 06/29/2049(b)	2,000		1,987
Prologis Inc - Series M	50,200	1,274		BPCE SA
Prologis Inc - Series P	68,009	1,728		1.94%, 07/29/2049(d)	6,000		3,138
Prologis Inc - Series Q	128,700	8,040		6.75%, 01/27/2049	11,500		10,022
Prologis Inc - Series S	92,900	2,340		12.50%, 08/29/2049(b)	5,500		6,310
PS Business Parks Inc - Series R	130,211	3,526		Capital One Capital VI
PS Business Parks Inc - Series S	46,415	1,239		8.88%, 05/15/2040	4,200		4,223
PS Business Parks Inc - Series T	79,059	2,043		CBA Capital Trust II
PS Business Parks Inc - Series U	510,634	12,807		6.02%, 03/15/2049(b)	3,400		3,468
Public Storage Inc 5.38%	147,112	3,762		Citigroup Inc
Public Storage Inc 5.75%; Series T	442,900	11,697		5.95%, 12/29/2049	17,000		17,297
Public Storage Inc 5.90%	56,300	1,486		Claudius Ltd for Credit Suisse
Public Storage Inc 6.18%; Series D	2,609	66		7.88%, 06/29/2049	5,892		6,304

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Banks (continued)					Banks (continued)
Claudius Ltd for Credit Suisse	(continued)				Natixis
8.25%, 06/29/2049		$1,000	$1,041		9.00%, 04/29/2049	$532		$527
Cooperatieve Centrale Raiffeisen-					10.00%, 04/30/2049(d)	16,200		16,605
Boerenleenbank BA/Netherlands					NBP Capital Trust III
11.00%, 12/29/2049(b),(d)		37,220	50,452		7.38%, 10/27/2049	5,313		4,463
Countrywide Capital III					Nordea Bank AB
8.05%, 06/15/2027		28,485	32,758		5.42%, 12/20/2049(b)	4,000		3,860
Credit Agricole SA					8.38%, 09/25/2049	13,427		14,568
8.38%, 10/13/2049(b),(d)		3,000	3,109		North Fork Capital Trust II
Credit Suisse Group Guernsey I Ltd					8.00%, 12/15/2027	11,150		11,150
7.88%, 02/24/2041(d)		22,400	23,570		PNC Financial Services Group Inc
Danske Bank A/S					6.75%, 08/01/2049(d)	26,900		30,253
7.13%, 09/21/2037(d)		11,000	11,481		PNC Preferred Funding Trust I
Den Norske Creditbank					2.04%, 03/29/2049(b),(d)	4,700		3,971
0.56%, 11/29/2049(d)		8,940	4,559		Rabobank Capital Funding Trust II
0.86%, 08/29/2049(d)		6,150	3,075		5.26%, 12/31/2013(b)	10,375		10,376
Deutsche Bank Capital Funding Trust I					Rabobank Capital Funding Trust III
3.33%, 12/29/2049(b),(d)		12,520	8,518		5.25%, 12/29/2049(b),(d)	40,714		40,918
Deutsche Bank Capital Funding Trust VII					Royal Bank of Scotland Group PLC
5.63%, 01/29/2049(b),(d)		3,000	2,794		7.65%, 08/29/2049(d)	18,560		18,514
Dresdner Funding Trust I					Societe Generale SA
8.15%, 06/30/2031(b)		16,040	15,158		1.10%, 12/29/2049(b),(d)	7,500		4,075
Fifth Third Capital Trust IV					5.92%, 04/29/2049(b),(d),(e)	57,852		50,620
6.50%, 04/15/2049(d)		22,600	22,657		8.75%, 10/29/2049	25,490		26,127
First Empire Capital Trust I					Standard Chartered Bank
8.23%, 02/01/2027		7,250	7,381		9.50%, 06/29/2049(d)	21,330		23,463
First Hawaiian Capital I					Standard Chartered PLC
8.34%, 07/01/2027		8,410	8,494		0.65%, 07/29/2049(d)	2,000		1,020
First Union Capital II					7.01%, 07/29/2049(b)	18,850		19,962
7.95%, 11/15/2029		3,700	4,390		State Street Capital Trust IV
Goldman Sachs Capital II					1.39%, 06/15/2037(d)	600		464
4.00%, 06/01/2043(d)		4,000	3,104		UBS Preferred Funding Trust V
HBOS Capital Funding LP					6.24%, 05/29/2049	22,532		22,814
6.85%, 03/23/2049		8,916	7,681		USB Capital IX
HBOS Capital Funding No2 LP					3.50%, 10/29/2049(d)	4,403		3,955
6.07%, 06/29/2049(b),(d)		5,590	4,556		Wachovia Capital Trust III
HSBC Bank PLC					5.57%, 03/29/2049(d)	26,675		26,575
0.94%, 09/29/2049(d)		5,000	2,450					$908,080
1.00%, 06/29/2049(d)		5,000	2,500
HSBC Capital Funding LP/Jersey					Diversified Financial Services - 9.70%
4.61%, 12/29/2049(b),(d)		27,649	27,435		Ageas Hybrid Financing SA
10.18%, 12/29/2049(b),(d)		14,000	19,040		8.25%, 12/29/2049	27,822		27,711
HSBC USA Capital Trust I					American Express Co
7.81%, 12/15/2026(b)		300	305		6.80%, 09/01/2066(d)	16,800		18,060
HSBC USA Capital Trust III					Charles Schwab Corp/The
					7.00%, 02/01/2049(d)	26,600		30,552
7.75%, 11/15/2026		7,200	7,272		General Electric Capital Corp
JP Morgan Chase & Co					6.25%, 12/15/2022 (d)	59,725		64,292
7.90%, 04/29/2049(d)		1,000	1,130
					6.38%, 11/15/2067(d)	4,715		5,001
JP Morgan Chase Capital XXI					7.13%, 12/15/2049(d)	41,700		46,969
1.26%, 02/02/2037(d)		8,131	6,070
JP Morgan Chase Capital XXIII					Glen Meadow Pass-Through Trust
1.31%, 05/15/2047(d)		500	369		6.51%, 02/12/2067(b),(d)	62,060		55,544
KeyCorp Capital III					Goldman Sachs Capital I
7.75%, 07/15/2029		3,500	3,929		6.35%, 02/15/2034	53,432		55,036
LBG Capital No.1 PLC					HSBC Finance Capital Trust IX
7.88%, 11/01/2020(b)		2,100	2,221		5.91%, 11/30/2035	10,200		10,072
8.00%, 12/29/2049(b),(d)		2,645	2,698		Macquarie PMI LLC
Lloyds Banking Group PLC					8.38%, 12/02/2049	3,000		3,090
5.92%, 09/19/2049(b),(d)		25,162	18,368		Swiss Re Capital I LP
6.27%, 11/29/2049(b),(d)		15,400	11,396		6.85%, 05/29/2049(b),(d)	42,620		44,538
6.41%, 09/19/2049(b)		6,600	5,461		ZFS Finance USA Trust II
6.66%, 01/21/2049(b)		24,550	20,561		6.45%, 12/15/2065(b),(d)	85,950		91,537
M&T Bank Corp					ZFS Finance USA Trust V
6.88%, 06/16/2049(b)		64,300	65,920		6.50%, 05/09/2037(b)	19,683		21,011
Macquarie Bank Ltd								$473,413
10.25%, 06/20/2057		3,500	3,780		Electric - 2.13%
National Capital Trust II					Dominion Resources Inc/VA
5.49%, 03/23/2015(b),(d)		5,600	5,610		2.66%, 09/30/2049(d)	22,950		21,561

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Electric (continued)				Insurance (continued)
Integrys Energy Group Inc				Prudential Financial Inc (continued)
6.11%, 12/01/2066(d)	$582	$614		5.88%, 09/15/2042(d)	$11,675		$11,938
NextEra Energy Capital Holdings Inc				Prudential PLC
6.35%, 10/01/2066(d)	4,000	4,280		6.50%, 06/29/2049	32,150		32,134
6.65%, 06/15/2067(d)	3,000	3,226		7.75%, 12/23/2049	4,800		5,201
7.30%, 09/01/2067(d)	27,255	30,254		11.75%, 12/29/2049(d)	10,885		12,640
PPL Capital Funding Inc				QBE Capital Funding II LP
6.70%, 03/30/2067(d)	22,325	23,613		6.80%, 06/29/2049(b),(d)	64,615		65,647
RWE AG				QBE Capital Funding III Ltd
7.00%, 10/12/2072(d)	1,216	1,323		7.25%, 05/24/2041(b),(d)	88,895		91,620
SSE PLC				Reinsurance Group of America Inc
5.63%, 09/29/2049(d)	18,500	18,893		6.75%, 12/15/2065(d)	22,450		22,236
		$103,764		Sirius International Group Ltd
				7.51%, 05/29/2049(b),(d)	1,175		1,211
Holding Companies - Diversified - 0.29%				XL Group PLC
Hutchison Whampoa International 12 Ltd				6.50%, 12/31/2049(d)	49,300		44,666
6.00%, 05/07/2049(b),(d)	13,500	14,124
							$956,475
				Miscellaneous Manufacturing - 0.39%
Insurance - 19.59%				GE Capital Trust I
ACE Capital Trust II
9.70%, 04/01/2030	5,490	7,796		6.38%, 11/15/2067	18,008		18,999
Aegon NV
1.87%, 07/29/2049(d)	31,648	16,868		Pipelines - 0.65%
Allstate Corp/The				TransCanada PipeLines Ltd
6.13%, 05/15/2037(d)	16,259	16,789		6.35%, 05/15/2067(d)	29,663		31,883
6.50%, 05/15/2057	12,505	13,208
American General Institutional Capital A
7.57%, 12/01/2045(b)	12,200	14,030		Sovereign - 0.39%
				Svensk Exportkredit AB
AXA SA				6.38%, 10/29/2049(b),(f)	21,000		18,900
6.38%, 12/29/2049(b),(d)	41,868	39,461
8.60%, 12/15/2030	13,565	16,881
Catlin Insurance Co Ltd				Transportation - 0.63%
7.25%, 07/29/2049(b)	76,835	76,067		BNSF Funding Trust I
Chubb Corp/The				6.61%, 12/15/2055(d)	27,260		30,906
6.38%, 03/29/2049(d)	2,100	2,239
Dai-ichi Life Insurance Co Ltd/The				TOTAL BONDS			$2,556,544
7.25%, 12/31/2049(b),(e)	16,650	19,586			Maturity
Everest Reinsurance Holdings Inc				REPURCHASE AGREEMENTS - 2.78%	Amount (000's)	Value	(000	's)
6.60%, 05/15/2037(d)	30,420	30,861
Great-West Life & Annuity Insurance Capital				Banks- 2.78%
LP				Investment in Joint Trading Account; Credit	$28,579		$28,579
6.63%, 11/15/2034(b)	7,000	7,151		Suisse Repurchase Agreement; 0.21%
Great-West Life & Annuity Insurance Capital				dated 11/30/2012 maturing 12/03/2012
LP II				(collateralized by US Government
7.15%, 05/16/2046(b),(d)	8,750	8,969		Securities; $29,150,407; 4.50% - 9.00%;
ING Capital Funding Trust III				dated 11/15/18 - 08/15/39)
3.96%, 12/31/2049(d)	7,000	6,684		Investment in Joint Trading Account; Deutsche	25,007		25,006
Liberty Mutual Group Inc				Bank Repurchase Agreement; 0.24% dated
7.00%, 03/15/2037(b),(d)	13,028	12,898		11/30/2012 maturing 12/03/2012
7.80%, 03/15/2037(b)	29,878	33,164		(collateralized by US Government
Lincoln National Corp				Securities; $25,506,606; 0.38% - 7.13%;
6.05%, 04/20/2067(d)	27,905	27,486		dated 02/27/13 - 08/06/38)
7.00%, 05/17/2066(d)	12,775	12,903		Investment in Joint Trading Account; JP	37,510		37,510
MetLife Capital Trust IV				Morgan Repurchase Agreement; 0.21%
7.88%, 12/15/2037(b)	19,200	23,424		dated 11/30/2012 maturing 12/03/2012
MetLife Capital Trust X				(collateralized by US Government
9.25%, 04/08/2038(b)	27,375	37,777		Securities; $38,259,908; 0.88% - 1.88%;
Mitsui Sumitomo Insurance Co Ltd				dated 06/30/15 - 02/28/17)
7.00%, 03/15/2049(b)	24,900	28,659		Investment in Joint Trading Account; Merrill	44,655		44,654
MMI Capital Trust I				Lynch Repurchase Agreement; 0.20%
7.63%, 12/15/2027	1,073	1,274		dated 11/30/2012 maturing 12/03/2012
Nationwide Financial Services Inc				(collateralized by US Government
6.75%, 05/15/2037	68,095	70,138		Securities; $45,547,510; 0.00% - 9.38%;
Oil Insurance Ltd				dated 01/02/13 - 11/07/36)
3.34%, 12/29/2049(b),(d)	10,000	8,993					$135,749
Progressive Corp/The				TOTAL REPURCHASE AGREEMENTS			$135,749
6.70%, 06/15/2037	5,550	5,952		Total Investments			$4,811,260
Prudential Financial Inc				Other Assets in Excess of Liabilities, Net - 1.45%			$70,825
5.63%, 06/15/2043(d)	129,600	129,924		TOTAL NET ASSETS - 100.00%			$4,882,085

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2012 (unaudited)

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,247,128 or 25.54% of net assets.
(c) Affiliated Security
(d)	Variable Rate. Rate shown is in effect at November 30, 2012.
(e) Security is Illiquid
(f)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $18,900 or 0.39% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Financial			86.03%
Utilities			5.43%
Communications			3.50%
Industrial			1.59%
Government			0.96%
Energy			0.70%
Diversified			0.29%
Exchange Traded Funds			0.05%
Other Assets in Excess of Liabilities, Net			1.45%
TOTAL NET ASSETS		100.00%

	August 31,	August 31,						November 30,	November 30,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales		Sales	2012	2012
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	54,403	$59,224	— $	—	—		$—	54,403	$59,224

		$59,224		$–			$–		$59,224

				Realized Gain/Loss			Realized Gain from
		Income		on Investments			Capital Gain Distributions
Centaur Funding Corp 9.08%		$1,235			$—	$			—
		$1,235			$—	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2012 (unaudited)

COMMON STOCKS - 95.52%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Automobile Manufacturers - 1.34%			Healthcare - Products (continued)
New Flyer Industries Inc	548,047	$4,336	Teleflex Inc	76,578		$5,299
						$6,738
Automobile Parts & Equipment - 1.79%			Healthcare - Services - 0.48%
Autoliv Inc	95,972	5,793	CML HealthCare Inc	235,213		1,544
Banks - 8.35%			Housewares - 0.73%
City Holding Co	70,229	2,360	Newell Rubbermaid Inc	108,298		2,362
Community Trust Bancorp Inc	122,826	4,021
First Financial Bancorp	118,072	1,716
FirstMerit Corp	336,925	4,744	Insurance - 6.82%
FNB Corp/PA	158,453	1,711	Fidelity National Financial Inc	187,639		4,543
PacWest Bancorp	161,549	4,024	HCC Insurance Holdings Inc	110,615		4,079
Sterling Bancorp/NY	271,919	2,529	OneBeacon Insurance Group Ltd	189,301		2,552
TrustCo Bank Corp NY	329,387	1,736	PartnerRe Ltd	57,206		4,741
Washington Trust Bancorp Inc	163,885	4,133	Protective Life Corp	112,387		3,051
		$26,974	Validus Holdings Ltd	86,342		3,062
						$22,028
Chemicals - 5.70%
Canexus Corp	653,705	5,199	Investment Companies - 1.15%
Huntsman Corp	282,554	4,645	Ares Capital Corp	209,734		3,721
Rockwood Holdings Inc	76,225	3,496
RPM International Inc	174,688	5,068	Machinery - Diversified - 2.87%
		$18,408	Applied Industrial Technologies Inc	86,339		3,456
Coal - 1.82%			IDEX Corp	129,164		5,806
Alliance Resource Partners LP	103,145	5,866				$9,262
			Media - 1.68%
Commercial Services - 2.31%			Sinclair Broadcast Group Inc	490,320		5,408
Landauer Inc	52,607	3,134
McGrath RentCorp	154,653	4,334	Miscellaneous Manufacturing - 1.28%
		$7,468	Crane Co	97,500		4,138
Computers - 0.67%
MTS Systems Corp	44,553	2,154	Oil & Gas - 5.25%
			HollyFrontier Corp	104,543		4,739
			Pengrowth Energy Corp	582,250		3,031
Consumer Products - 2.85%			Suburban Propane Partners LP	94,867		3,737
Kimberly-Clark de Mexico SAB de CV ADR	340,732	4,157
Tupperware Brands Corp	77,514	5,027	Vermilion Energy Inc	85,839		4,367
			Zargon Oil & Gas Ltd	134,513		1,083
		$9,184				$16,957
Electric - 3.84%
Alliant Energy Corp	51,819	2,323	Packaging & Containers - 1.04%
Great Plains Energy Inc	65,728	1,331	Packaging Corp of America	91,866		3,348
Pepco Holdings Inc	147,817	2,918
PNM Resources Inc	160,398	3,389	Pipelines - 1.79%
SCANA Corp	52,721	2,443	Atlas Pipeline Partners LP	143,460		4,733
		$12,404	ONEOK Inc	23,585		1,058
Electrical Components & Equipment - 3.08%						$5,791
Hubbell Inc	58,318	4,913	Private Equity - 1.64%
Molex Inc	190,751	5,032	Hercules Technology Growth Capital Inc	491,887		5,288
		$9,945
Electronics - 1.35%			REITS - 13.60%
Garmin Ltd	112,227	4,364	Agree Realty Corp	128,265		3,363
			American Capital Agency Corp	97,896		3,089
			CapLease Inc	698,543		3,269
Food - 0.94%			Capstead Mortgage Corp	373,071		4,529
B&G Foods Inc	103,865	3,031	Colony Financial Inc	192,317		3,850
			CYS Investments Inc	208,060		2,661
Gas - 1.94%			Digital Realty Trust Inc	85,625		5,526
Just Energy Group Inc	366,506	3,236	EastGroup Properties Inc	27,497		1,437
Vectren Corp	103,240	3,020	EPR Properties	73,325		3,325
		$6,256	Hatteras Financial Corp	135,845		3,622
			Medical Properties Trust Inc	291,166		3,398
Hand & Machine Tools - 3.24%			Omega Healthcare Investors Inc	255,265		5,851
Lincoln Electric Holdings Inc	95,604	4,542				$43,920
Snap-on Inc	74,651	5,930
		$10,472	Retail - 0.88%
			Guess? Inc	110,156		2,850
Healthcare - Products - 2.09%
Meridian Bioscience Inc	71,826	1,439

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2012 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	35.08%
Semiconductors - 5.47%			Industrial	15.09%
Cypress Semiconductor Corp	426,507	$4,329	Energy	8.86%
Maxim Integrated Products Inc	227,231	6,633	Consumer, Non-cyclical	8.67%
Microchip Technology Inc	174,985	5,323	Consumer, Cyclical	6.79%
MKS Instruments Inc	56,207	1,363	Technology	6.78%
		$17,648	Communications	6.29%
			Utilities	5.78%
Software - 0.64%			Basic Materials	5.70%
Computer Programs & Systems Inc	41,190	2,062	Other Assets in Excess of Liabilities, Net	0.96%
			TOTAL NET ASSETS	100.00%
Telecommunications - 4.61%
Consolidated Communications Holdings Inc	412,461	6,204
Harris Corp	114,584	5,400
Windstream Corp	392,852	3,292
		$14,896

Toys, Games & Hobbies - 2.05%
Hasbro Inc	171,895	6,611

Trucking & Leasing - 2.23%
Fly Leasing Ltd ADR	218,891	2,694
TAL International Group Inc	132,471	4,511
		$7,205
TOTAL COMMON STOCKS		$308,432
CONVERTIBLE PREFERRED STOCKS -
0.52%	Shares Held	Value (000's)

REITS- 0.52%
Alexandria Real Estate Equities Inc	64,190	1,698

TOTAL CONVERTIBLE PREFERRED STOCKS		$1,698
	Maturity
REPURCHASE AGREEMENTS - 3.00%	Amount (000's)	Value (000's)
Banks
- 3.00%
Investment in Joint Trading Account; Credit	$2,036	$2,036
Suisse Repurchase Agreement; 0.21%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $2,076,941; 4.50% - 9.00%;
dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	1,782	1,782
Bank Repurchase Agreement; 0.24% dated
11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $1,817,324; 0.38% - 7.13%;
dated 02/27/13 - 08/06/38)
Investment in Joint Trading Account; JP	2,673	2,672
Morgan Repurchase Agreement; 0.21%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $2,725,985; 0.88% - 1.88%;
dated 06/30/15 - 02/28/17)
Investment in Joint Trading Account; Merrill	3,182	3,182
Lynch Repurchase Agreement; 0.20%
dated 11/30/2012 maturing 12/03/2012
(collateralized by US Government
Securities; $3,245,221; 0.00% - 9.38%;
dated 01/02/13 - 11/07/36)
		$9,672
TOTAL REPURCHASE AGREEMENTS		$9,672
Total Investments		$319,802
Other Assets in Excess of Liabilities, Net - 0.96%		$3,095
TOTAL NET ASSETS - 100.00%		$322,897

See accompanying notes.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South African Rand

See accompanying notes.

As of November 30, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for federal income tax
	Appreciation	(Depreciation)	(Depreciation)	purposes
Blue Chip Fund	$474	$(45)	$429	$5,018
Bond Market Index Fund	56,774	(1,178)	55,596	1,661,867
Diversified Real Asset Fund	81,198	(23,139)	58,059	1,306,278
Global Multi-Strategy Fund	32,255	(12,571)	19,684	514,096
International Equity Index Fund	101,551	(73,806)	27,745	837,907
Opportunistic Municipal Fund	1,068	(4)	1,064	17,858
Preferred Securities Fund	500,550	(20,970)	479,580	4,329,479
Small-MidCap Dividend Income Fund	33,115	(13,796)	19,319	300,483

All dollar amounts are shown in thousands (000's)

Security Valuation

Blue Chip Fund, Bond Market Index Fund, Diversified Real Asset Fund, Global Multi-Strategy Fund, International Equity Index Fund, Opportunistic Municipal Fund, Preferred Securities Fund, and Small-MidCap Dividend Income Fund (known as the “Funds”) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition is being adopted for the transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below includes the amounts that were transferred from Level 1 to Level 2 at November 30, 2012 due to movement from close to bid prices received for preferred securities:

Fund	Amount transferred
Global Multi-Strategy Fund	$54,397
Preferred Securities Fund	$2,369,879

The table below includes the amounts that were transferred from Level 2 to Level 1 at November 30, 2012 due to movement from bid to close prices received for preferred securities:

Fund	Amount transferred
Global Multi-Strategy Fund	$907,388
Preferred Securities Fund	$68,169,388
Small-MidCap Dividend Income Fund	$1,630,567

The following is a summary of the inputs used as of November 30, 2012 in valuing the Funds' securities carried at fair value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$5,447	$—	$—	$5,447
Total investments in securities $	5,447	$—	$—	$5,447

Bond Market Index Fund
Bonds	$—	$539,485	$498	$539,983
Municipal Bonds	—	16,739	—	16,739
Repurchase Agreements	—	80,998	—	80,998
U.S. Government & Government Agency Obligations	—	1,079,743	—	1,079,743
Total investments in securities $	—	$1,716,965	$498	$1,717,463

Liabilities
Short Sales
U.S. Government & Government Agency Obligations	$—	$3,024	$—	$3,024

Diversified Real Asset Fund
Bonds	$—	$126,603	$—	$126,603
Commodity Indexed Structured Notes	—	98,675	—	98,675
Common Stocks
Basic Materials	25,079	1,883	—	26,962
Communications	9,685	1,111	—	10,796
Consumer, Cyclical	—	2,399	—	2,399
Consumer, Non-cyclical	442	7,088	—	7,530
Diversified	—	3,518	—	3,518
Energy	265,310	3,361	—	268,671
Financial	85,479	65,816	—	151,295
Industrial	1,878	15,141	—	17,019
Utilities	29,638	27,595	—	57,233
Repurchase Agreements	—	79,273	—	79,273
Senior Floating Rate Interests	—	130,495	—	130,495
U.S. Government & Government Agency Obligations	—	383,868	—	383,868
Total investments in securities $	417,511	$946,826	$—	$1,364,337

Assets

Interest Rate Contracts
Futures**	$32	$—	$—	$32
Interest Rate Swaps**	$—	$18	$—	$18

Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts**	$—	$(95)	$—	$(95)

Interest Rate Contracts
Futures**	$(87)	$—	$—	$(87)
Interest Rate Swaps**	$—	$(49)	$—	$(49)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund
Bonds	$—	$123,917	$3,934	$127,851
Commercial Paper	—	1,098	—	1,098
Common Stocks
Basic Materials	10,988	4,046	—	15,034
Communications	26,366	2,106	—	28,472
Consumer, Cyclical	36,521	6,927	—	43,448
Consumer, Non-cyclical	46,321	7,894	1	54,216
Diversified	69	215	—	284
Energy	22,515	1,876	—	24,391
Financial	37,741	5,086	—	42,827
Industrial	30,324	10,436	—	40,760
Technology	22,409	1,437	—	23,846
Utilities	5,434	1,752	—	7,186
Convertible Bonds	—	36,638	836	37,474
Convertible Preferred Stocks
Consumer, Cyclical	270	—	—	270
Energy	213	—	—	213
Financial	863	—	—	863
Utilities	208	—	—	208
Municipal Bonds	—	3,481	—	3,481
Preferred Stocks
Basic Materials	—	31	—	31
Communications	—	52	—	52
Consumer, Cyclical	44	—	—	44
Consumer, Non-cyclical	—	66	—	66
Energy	—	266	—	266
Financial	—	479	—	479
Utilities	—	29	—	29
Repurchase Agreements	—	3,469	—	3,469
Senior Floating Rate Interests	—	12,378	—	12,378
U.S. Government & Government Agency O bligations	—	63,217	—	63,217
Purchased Credit Default Swaptions	—	14	—	14
Purchased Forward Volatility Agreements	—	151	—	151
Purchased Interest Rate Swaptions	—	6	—	6
Purchased Options	1,632	24	—	1,656
Total investments in securities $	241,918	$287,091	$4,771	$533,780

Assets
Credit Contracts
Credit Default Swaps**	$—	$204	$—	$204
Equity Contracts
Futures**	$1,772	$—	$—	$1,772
Total Return Swaps**	$—	$36	$—	$36
Total Return Equity Basket Swaps**	$—	$109	$—	$109
Variance Swaps**	$—	$31	$—	$31
Foreign Exchange Contracts
Foreign Currency Contracts**	$—	$3,172	$—	$3,172
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	$—	$62	$—	$62
Futures**	$22	$—	$—	$22
Interest Rate Swaps**	$—	$406	$—	$406
Total Return Swaps**	$—	$34	$—	$34
Liabilities
Credit Contracts
Credit Default Swaps**	$—	$(665)	$—	$(665)
Credit Default Swaptions	$—	$(25)	$—	$(25)
Exchange Cleared Credit Default Swaps**	$—	$(2)	$—	$(2)
Equity Contracts
Futures**	$(510)	$—	$—	$(510)
Options	$(864)	$—	$—	$(864)
Total Return Swaps**	$—	$(63)	$—	$(63)
Foreign Exchange Contracts
Foreign Currency Contracts**	$—	$(2,510)	$—	$(2,510)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	$—	$(856)	$—	$(856)
Futures**	$(219)	$—	$—	$(219)
Interest Rate Swaps**	$—	$(126)	$—	$(126)
Interest Rate Swaptions	$—	$(116)	$—	$(116)
Total Return Swaps**	$—	$(32)	$—	$(32)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Multi-Strategy Fund (continued)
Short Sales
Common Stocks
Basic Materials	$(6,697)	$(3,802)	$—	$(10,499)
Communications	(12,630)	(2,483)	—	(15,113)
Consumer, Cyclical	(17,673)	(3,660)	—	(21,333)
Consumer, Non-cyclical	(23,975)	(3,876)	—	(27,851)
Diversified	(75)	—	—	(75)
Energy	(9,713)	(713)	—	(10,426)
Exchange Traded Funds	(3,672)	—	—	(3,672)
Financial	(22,155)	(2,056)	—	(24,211)
Industrial	(14,488)	(8,243)	—	(22,731)
Technology	(15,431)	(1,558)	—	(16,989)
Utilities	(4,836)	(908)	—	(5,744)
Preferred Stocks
Consumer, Cyclical	$—	$(340)	$—	$(340)
U.S. Government & Government Agency Obligations	$—	$(30,978)	$—	$(30,978)

International Equity Index Fund
Common Stocks
Basic Materials	$—	$73,652	$—	$73,652
Communications	—	57,763	—	57,763
Consumer, Cyclical	—	93,255	—	93,255
Consumer, Non-cyclical	—	190,222	—	190,222
Diversified	—	6,349	—	6,349
Energy	—	64,053	—	64,053
Exchange Traded Funds	22,273	—	—	22,273
Financial	—	198,227	—	198,227
Industrial	319	92,921	—	93,240
Technology	—	19,927	—	19,927
Utilities	—	32,162	—	32,162
Preferred Stocks
Communications	—	202	—	202
Consumer, Cyclical	—	3,617	—	3,617
Consumer, Non-cyclical	—	1,174	—	1,174
Utilities	—	116	—	116
Repurchase Agreements	—	9,420	—	9,420
Total investments in securities $	22,592	$843,060	$—	$865,652

Assets
Equity Contracts**
Futures	$66	$—	$—	$66

Opportunistic Municipal Fund
Bonds	$—	$350	$—	$350
Investment Companies	1,063	—	—	1,063
Municipal Bonds	—	21,354	—	21,354
Total investments in securities $	1,063	$21,704	$—	$22,767

Preferred Securities Fund
Bonds	$—	$2,537,644	$18,900	$2,556,544
Common Stocks*	2,546	—	—	2,546
Convertible Preferred Stocks
Financial	50,188	—	—	50,188
Preferred Stocks
Communications	100,881	70,013	—	170,894
Energy	2,741	—	—	2,741
Financial	1,524,249	151,283	—	1,675,532
Government	—	28,092	—	28,092
Industrial	28,024	—	—	28,024
Utilities	154,030	6,920	—	160,950
Repurchase Agreements	—	135,749	—	135,749
Total investments in securities $	1,862,659	$2,929,701	$18,900	$4,811,260

Small-MidCap Dividend Income Fund
Common Stocks*	$308,432	$—	$—	$308,432
Convertible Preferred Stocks	1,698	—	—	1,698
Repurchase Agreements	—	9,672	—	9,672
Total investments in securities $	310,130	$9,672	$—	$319,802

*	For additional detail regarding sector classifications, please see the Schedules of Investments.
**	Futures, Foreign Currency Contracts, and Swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

			Accrued
			Discounts/Premium						Net Change in Unrealized
	Value		s and Change in			Transfers	Transfers	Value	Appreciation/(Depreciation) on
	August 31,	Realized	Unrealized		Proceeds	into Level	Out of Level	November	Investments Held at November 30,
Fund	2012	Gain/(Loss)	Gain/(Loss)	Purchases	from Sales	3 *	3 **	30, 2012	2012

Global Multi-Strategy Fund
Bonds	$3,505	$25	$101	$1,925	$(82)	$-	$(1,540)	$3,934	$136
Common Stock
Financial	2	-	-	1	(2)	-	-	1	-
Convertible Bonds
	266	-	49	521	-	-	-	836	12
Total	$3,773	$25	$150	$2,447	$(84)	$-	$(1,540)	$4,771	$148

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances where a security is illiquid
4. Instances in which a security is not priced by pricing services
**Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances where a security is no longer illiquid
4. Instances in which a price becomes available from a pricing service.

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.

The Fund’s Schedules of Investments as of November 30, 2012 have not been audited. This report is provided for the general information of the
Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 01/22/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 01/22/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 01/22/2013